UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

     801 Grand Avenue, Des Moines, IA 50309 (Address of principal executive offices)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	December 31, 2017
Date of reporting period:	March 31, 2017

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Balanced Account
March 31, 2017 (unaudited)

COMMON STOCKS - 62.45%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.08%				Biotechnology (continued)
WPP PLC ADR	323	$35		FibroGen Inc (a)	240	$6
				Genmab A/S ADR(a)	207	20
Aerospace & Defense - 1.99%				Intercept Pharmaceuticals Inc (a)	30	3
Boeing Co/The	2,169	384		Seattle Genetics Inc (a)	130	8
L3 Technologies Inc	1,200	198		Spark Therapeutics Inc (a)	120	7
Northrop Grumman Corp	730	174		Ultragenyx Pharmaceutical Inc (a)	120	8
Spirit AeroSystems Holdings Inc	1,571	91				$629
		$847		Building Materials - 0.19%
Agriculture - 0.72%				CRH PLC ADR	643	23
Altria Group Inc	3,040	217		Forterra Inc (a)	1,060	21
British American Tobacco PLC ADR	894	59		Universal Forest Products Inc	390	38
Bunge Ltd	370	30				$82
		$306		Chemicals - 1.47%
Airlines - 0.30%				Cabot Corp	662	40
Alaska Air Group Inc	480	44		Dow Chemical Co/The	3,020	192
Copa Holdings SA	240	27		Huntsman Corp	1,720	42
Ryanair Holdings PLC ADR(a)	349	29		Lonza Group AG ADR	2,195	41
Southwest Airlines Co	506	27		LyondellBasell Industries NV	3,190	291
		$127		Olin Corp	640	21
Apparel - 0.14%						$627
Burberry Group PLC ADR	1,116	25		Commercial Services - 0.46%
LVMH Moet Hennessy Louis Vuitton SE	775	34		Ashtead Group PLC ADR	128	11
ADR				Booz Allen Hamilton Holding Corp	660	23
		$59		K12 Inc (a)	840	16
Automobile Manufacturers - 0.14%				Navigant Consulting Inc (a)	810	18
Honda Motor Co Ltd ADR	663	20		New Oriental Education & Technology Group	208	13
Subaru Corp ADR	1,068	20		Inc ADR(a)
Toyota Motor Corp ADR	183	20		Quanta Services Inc (a)	1,570	58
				TAL Education Group ADR(a)	299	32
		$60		United Rentals Inc (a)	200	25
Automobile Parts & Equipment - 0.39%
Allison Transmission Holdings Inc	1,700	61				$196
Cooper Tire & Rubber Co	1,222	54		Computers - 3.69%
Horizon Global Corp (a)	370	5		Accenture PLC - Class A	3,765	451
Lear Corp	170	24		Amdocs Ltd	732	45
Tenneco Inc	330	21		Apple Inc	6,390	918
				CACI International Inc (a)	400	47
		$165
Banks - 6.18%				International Business Machines Corp	260	45
Banco do Brasil SA ADR	2,269	24		Leidos Holdings Inc	1,250	64
Bancolombia SA ADR	284	11				$1,570
Bank of America Corp	19,280	455		Cosmetics & Personal Care - 0.36%
Bank of Montreal	379	28		Procter & Gamble Co/The	490	44
Bank of Nova Scotia/The	506	30		Svenska Cellulosa AB SCA ADR	1,349	43
Cathay General Bancorp	930	35		Unilever NV - NY shares	1,326	66
Central Pacific Financial Corp	1,420	43				$153
Credicorp Ltd	122	20		Distribution & Wholesale - 0.19%
Danske Bank A/S ADR	1,215	21		Mitsubishi Corp ADR	548	24
FCB Financial Holdings Inc (a)	1,240	61		WESCO International Inc (a)	380	26
First Merchants Corp	670	26		Wolseley PLC ADR	4,967	32
HDFC Bank Ltd ADR	513	39				$82
Heartland Financial USA Inc	430	21		Diversified Financial Services - 0.54%
IBERIABANK Corp	750	59		Enova International Inc (a)	1,380	20
ING Groep NV ADR	2,090	32		Hamilton Lane Inc (a)	310	6
JPMorgan Chase & Co	9,275	815		LPL Financial Holdings Inc	1,400	56
Macquarie Group Ltd ADR	448	31		ORIX Corp ADR	359	27
Mitsubishi UFJ Financial Group Inc ADR	4,883	31		Shinhan Financial Group Co Ltd ADR	245	10
Morgan Stanley	7,400	317		TD Ameritrade Holding Corp	1,820	71
State Street Corp	441	35		WageWorks Inc (a)	530	38
SunTrust Banks Inc	6,060	335				$228
Toronto-Dominion Bank/The	415	21		Electric - 0.98%
Union Bankshares Corp	470	17		Enel SpA ADR	5,129	24
Wells Fargo & Co	2,150	120		Exelon Corp	6,410	231
		$2,627		Korea Electric Power Corp ADR	1,178	24
Beverages - 0.93%				Public Service Enterprise Group Inc	3,060	136
Diageo PLC ADR	278	32				$415
Dr Pepper Snapple Group Inc	2,313	227		Electrical Components & Equipment - 0.21%
PepsiCo Inc	1,209	135		Advanced Energy Industries Inc (a)	850	58
		$394		EnerSys	400	32
Biotechnology - 1.48%						$90
Acceleron Pharma Inc (a)	190	5		Electronics - 0.42%
Amgen Inc	2,530	415		Hoya Corp ADR	961	46
Bellicum Pharmaceuticals Inc (a)	240	3		II-VI Inc (a)	1,040	38
Biogen Inc (a)	550	150		SYNNEX Corp	380	43
Epizyme Inc (a)	210	4

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Electronics (continued)				Insurance (continued)
Vishay Intertechnology Inc	3,060	$50		Unum Group	1,710	$80
		$177				$1,317
Engineering & Construction - 0.19%				Internet - 4.23%
Argan Inc	500	33		Alibaba Group Holding Ltd ADR(a)	333	36
Vinci SA ADR	2,451	49		Alphabet Inc - A Shares (a)	567	481
		$82		Alphabet Inc - C Shares (a)	548	455
Entertainment - 0.51%				Amazon.com Inc (a)	472	418
International Game Technology PLC	1,240	29		eBay Inc (a)	580	19
Isle of Capri Casinos Inc (a)	1,084	29		F5 Networks Inc (a)	1,036	148
Lions Gate Entertainment Corp - A shares (a)	2,783	74		Facebook Inc (a)	1,066	151
Vail Resorts Inc	450	86		GoDaddy Inc (a)	1,021	39
		$218		Tencent Holdings Ltd ADR	1,804	52
Environmental Control - 0.85%						$1,799
AquaVenture Holdings Ltd (a)	704	12		Iron & Steel - 0.82%
Waste Management Inc	4,790	349		Nucor Corp	3,420	204
		$361		Steel Dynamics Inc	3,568	124
Food - 1.76%				Vale SA ADR	2,170	21
Dean Foods Co	1,650	33				$349
Ingredion Inc	2,213	267		Leisure Products & Services - 0.07%
JM Smucker Co/The	360	47		Planet Fitness Inc	1,500	29
Kroger Co/The	1,040	31
Nestle SA ADR	731	56		Lodging - 0.64%
SUPERVALU Inc (a)	7,030	27		Extended Stay America Inc	8,135	130
Sysco Corp	1,580	82		MGM Resorts International	5,155	141
Tyson Foods Inc	3,344	206				$271
		$749		Machinery - Construction & Mining - 0.16%
Food Service - 0.03%				ABB Ltd ADR	1,368	32
Compass Group PLC ADR	588	11		Astec Industries Inc	580	36
						$68
Gas - 1.16%				Machinery - Diversified - 0.40%
CenterPoint Energy Inc	13,510	373		Columbus McKinnon Corp/NY	590	15
Southwest Gas Holdings Inc	760	63		Cummins Inc	950	143
UGI Corp	1,200	59		FANUC Corp ADR	595	12
		$495				$170
Hand & Machine Tools - 0.16%				Media - 1.14%
Stanley Black & Decker Inc	510	68		Comcast Corp - Class A	6,224	234
				Scripps Networks Interactive Inc	3,190	250
Healthcare - Products - 1.67%						$484
Baxter International Inc	8,638	448		Metal Fabrication & Hardware - 0.03%
Danaher Corp	2,211	189		Global Brass & Copper Holdings Inc	415	14
ICU Medical Inc (a)	230	35
K2M Group Holdings Inc (a)	930	19		Mining - 0.16%
Nevro Corp (a)	130	13		Anglo American PLC ADR(a)	2,028	16
STAAR Surgical Co (a)	730	7		Kinross Gold Corp (a)	5,470	19
		$711		US Silica Holdings Inc	340	16
Healthcare - Services - 2.71%				Vedanta Ltd ADR	1,128	19
Aetna Inc	190	24				$70
Anthem Inc	2,372	392		Miscellaneous Manufacturers - 1.84%
Fresenius SE & Co KGaA ADR	1,644	33		Barnes Group Inc	720	37
HCA Holdings Inc (a)	2,358	210		General Electric Co	700	21
HealthSouth Corp	542	23		Illinois Tool Works Inc	2,000	265
Natera Inc (a)	320	3		Ingersoll-Rand PLC	2,617	213
Quintiles IMS Holdings Inc (a)	445	36		Parker-Hannifin Corp	1,142	183
UnitedHealth Group Inc	2,529	415		Siemens AG ADR	540	37
WellCare Health Plans Inc (a)	130	18		Smiths Group PLC ADR	1,310	27
		$1,154				$783
Home Builders - 0.53%				Oil & Gas - 3.10%
DR Horton Inc	4,736	158		Callon Petroleum Co (a)	1,580	21
Persimmon PLC ADR	225	12		Canadian Natural Resources Ltd	1,090	36
Thor Industries Inc	580	55		Chevron Corp	3,340	358
		$225		Devon Energy Corp	520	22
Insurance - 3.10%				EOG Resources Inc	1,360	133
Argo Group International Holdings Ltd	381	26		Exxon Mobil Corp	4,440	364
Assured Guaranty Ltd	3,440	128		LUKOIL PJSC ADR	241	13
Berkshire Hathaway Inc - Class B (a)	2,562	427		Nabors Industries Ltd	2,150	28
CNO Financial Group Inc	3,230	66		Patterson-UTI Energy Inc	4,268	103
Everest Re Group Ltd	640	150		PDC Energy Inc (a)	440	27
Hannover Rueck SE ADR	370	21		Royal Dutch Shell PLC ADR	380	20
Prudential Financial Inc	3,010	321		Suncor Energy Inc	580	18
Reinsurance Group of America Inc	130	17		Valero Energy Corp	2,620	174
SCOR SE ADR	5,808	22				$1,317
Travelers Cos Inc/The	490	59		Oil & Gas Services - 0.18%
				Mammoth Energy Services Inc (a)	1,340	29

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas Services (continued)				Shipbuilding - 0.09%
MRC Global Inc (a)	2,140	$39		Huntington Ingalls Industries Inc	193	$39
Seventy Seven Energy Inc (a)	163	7
		$75		Software - 3.33%
Packaging & Containers - 0.07%				Alteryx Inc (a)	300	5
Packaging Corp of America	320	29		Apptio Inc (a)	796	9
				Aspen Technology Inc (a)	860	51
Pharmaceuticals - 2.77%				CA Inc	4,360	138
AbbVie Inc	5,400	352		Citrix Systems Inc (a)	622	52
Array BioPharma Inc (a)	780	7		Manhattan Associates Inc (a)	560	29
Coherus Biosciences Inc (a)	280	6		Microsoft Corp	11,680	769
Johnson & Johnson	1,330	166		MuleSoft Inc (a)	99	3
Merck & Co Inc	1,450	92		Synopsys Inc (a)	4,247	306
Nektar Therapeutics (a)	530	12		VMware Inc (a)	568	52
Neurocrine Biosciences Inc (a)	120	5				$1,414
Pfizer Inc	10,480	359		Telecommunications - 2.02%
Portola Pharmaceuticals Inc (a)	60	2		AT&T Inc	1,990	83
PRA Health Sciences Inc (a)	720	47		Cisco Systems Inc	16,960	573
Prestige Brands Holdings Inc (a)	1,070	59		Deutsche Telekom AG ADR	1,235	22
Roche Holding AG ADR	1,333	43		Gigamon Inc (a)	310	11
Shire PLC ADR	120	21		KDDI Corp ADR	1,602	21
TESARO Inc (a)	40	6		Nippon Telegraph & Telephone Corp ADR	1,207	52
		$1,177		NTT DOCOMO Inc ADR	869	20
Pipelines - 0.26%				Plantronics Inc	830	45
ONEOK Inc	1,430	79		SoftBank Group Corp ADR	956	34
TransCanada Corp	707	33				$861
		$112		Transportation - 0.46%
Real Estate - 0.20%				Canadian National Railway Co	709	52
Brookfield Asset Management Inc	2,357	86		Norfolk Southern Corp	1,130	127
				Union Pacific Corp	140	15
REITS - 1.97%						$194
American Homes 4 Rent	2,660	61		TOTAL COMMON STOCKS		$26,550
Annaly Capital Management Inc	600	7		INVESTMENT COMPANIES - 3.85%	Shares Held	Value(000	's)
Corporate Office Properties Trust	3,150	104		Money Market Funds - 3.85%
Digital Realty Trust Inc	544	58		BlackRock Liquidity Funds FedFund Portfolio	1,635,181	1,635
Duke Realty Corp	2,760	72
EPR Properties	200	15		TOTAL INVESTMENT COMPANIES		$1,635
First Industrial Realty Trust Inc	1,970	52			Principal
Highwoods Properties Inc	540	27		BONDS- 18.63%	Amount (000's)	Value(000	's)
Liberty Property Trust	570	22		Advertising - 0.01%
Mack-Cali Realty Corp	1,970	53		Lamar Media Corp
Prologis Inc	5,400	280		5.88%, 02/01/2022	$5	$5
Summit Hotel Properties Inc	2,770	44
Sun Communities Inc	510	41		Aerospace & Defense - 0.03%
		$836		Air 2 US
Retail - 3.50%				8.03%, 10/01/2020(b)	9	9
At Home Group Inc (a)	1,490	23		Lockheed Martin Corp
Big 5 Sporting Goods Corp	1,868	28		2.50%, 11/23/2020	5	5
Burlington Stores Inc (a)	1,166	114				$14
Cie Financiere Richemont SA ADR	4,054	32		Agriculture - 0.27%
CVS Health Corp	1,150	90		Altria Group Inc
Darden Restaurants Inc	3,816	319		4.50%, 05/02/2043	10	10
Gap Inc/The	4,220	103		BAT International Finance PLC
Michaels Cos Inc/The (a)	1,400	31		2.75%, 06/15/2020(b)	10	10
Pandora A/S ADR	895	25		Philip Morris International Inc
PVH Corp	340	35		1.88%, 02/25/2021	25	24
Ross Stores Inc	2,712	179		Pinnacle Operating Corp
Wal-Mart de Mexico SAB de CV ADR	798	18		9.00%, 11/15/2020(b)	10	8
Wal-Mart Stores Inc	6,800	490		Reynolds American Inc
		$1,487		4.45%, 06/12/2025	5	5
Savings & Loans - 0.09%				5.70%, 08/15/2035	25	29
Pacific Premier Bancorp Inc (a)	970	37		5.85%, 08/15/2045	15	18
				6.88%, 05/01/2020	5	6
Semiconductors - 1.39%				Vector Group Ltd
Applied Materials Inc	804	31		6.13%, 02/01/2025(b)	5	5
Entegris Inc (a)	2,480	58				$115
Intel Corp	2,310	84		Airlines - 0.08%
Lam Research Corp	1,925	247		Continental Airlines 2007-1 Class A Pass
Taiwan Semiconductor Manufacturing Co Ltd	1,316	43		Through Trust
ADR				5.98%, 10/19/2023	11	12
Texas Instruments Inc	1,200	97		United Airlines 2014-1 Class A Pass Through
Tokyo Electron Ltd ADR	1,061	29		Trust
		$589		4.00%, 10/11/2027	14	14

See accompanying notes.

     Schedule of Investments Balanced Account March 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Airlines (continued)			Banks (continued)
United Airlines 2014-1 Class B Pass Through			Goldman Sachs Group Inc/The	(continued)
Trust			6.75%, 10/01/2037		$10	$12
4.75%, 10/11/2023	$9	$9	JPMorgan Chase & Co
US Airways 2001-1G Pass Through Trust			4.25%, 10/01/2027		10	10
7.08%, 09/20/2022	1	1	4.40%, 07/22/2020		50	53
		$36	4.95%, 06/01/2045		20	21
Automobile Asset Backed Securities - 0.40%			5.00%, 12/31/2049(c),(d)		20	20
AmeriCredit Automobile Receivables Trust			5.63%, 08/16/2043		10	12
2015-3			Morgan Stanley
1.36%, 01/08/2019(c)	10	10	2.38%, 07/23/2019		60	61
Americredit Automobile Receivables Trust			2.44%, 10/24/2023(c)		15	15
2016-4			2.50%, 04/21/2021		15	15
1.34%, 04/08/2020	150	150	2.63%, 11/17/2021		15	15
Capital Auto Receivables Asset Trust 2016-1			3.13%, 07/27/2026		15	14
1.68%, 11/20/2018(c)	9	9	4.00%, 07/23/2025		20	21
		$169	4.10%, 05/22/2023		70	72
Automobile Manufacturers - 0.35%			4.38%, 01/22/2047		10	10
Ford Motor Co			5.00%, 11/24/2025		45	48
5.29%, 12/08/2046	5	5	5.55%, 12/31/2049(c),(d)		10	10
General Motors Co			PNC Financial Services Group Inc/The
3.50%, 10/02/2018	20	21	5.00%, 12/31/2049(c),(d)		5	5
5.20%, 04/01/2045	5	5	RBC USA Holdco Corp
6.60%, 04/01/2036	5	6	5.25%, 09/15/2020		15	17
General Motors Financial Co Inc			Royal Bank of Scotland Group PLC
3.45%, 01/14/2022	5	5	5.13%, 05/28/2024		5	5
Hyundai Capital America			6.13%, 12/15/2022		5	5
2.55%, 02/06/2019(b)	60	60	Wells Fargo & Co
Navistar International Corp			2.27%, 10/31/2023(c)		15	15
8.25%, 11/01/2021	5	5	2.50%, 03/04/2021		25	25
Toyota Motor Credit Corp			2.60%, 07/22/2020		5	5
1.41%, 01/17/2019(c)	25	25	3.00%, 10/23/2026		15	14
2.00%, 10/24/2018	15	15	3.07%, 01/24/2023		25	25
		$147	3.90%, 05/01/2045		20	19
Automobile Parts & Equipment - 0.02%			4.40%, 06/14/2046		20	19
			5.87%, 12/31/2049(c),(d)		5	6
Allison Transmission Inc
5.00%, 10/01/2024(b)	5	5				$1,097
Dana Inc			Beverages - 0.53%
5.50%, 12/15/2024	5	5	Anheuser-Busch InBev Finance Inc
		$10	2.65%, 02/01/2021		60	60
Banks- 2.58%			3.30%, 02/01/2023		10	10
Bank of America Corp			3.65%, 02/01/2026		50	51
2.63%, 04/19/2021	25	25	4.90%, 02/01/2046		30	32
3.50%, 04/19/2026	10	10	Constellation Brands Inc
3.95%, 04/21/2025	15	15	3.70%, 12/06/2026		15	15
4.00%, 04/01/2024	10	10	4.25%, 05/01/2023		10	11
4.18%, 11/25/2027	20	20	Corp Lindley SA
			6.75%, 11/23/2021(b)		7	8
4.20%, 08/26/2024	20	20
4.25%, 10/22/2026	31	32	6.75%, 11/23/2021		5	6
4.44%, 01/20/2048(c)	5	5	Dr Pepper Snapple Group Inc
6.10%, 12/31/2049(c),(d)	10	11	3.13%, 12/15/2023		15	15
Bank of New York Mellon Corp/The			Molson Coors Brewing Co
4.62%, 12/31/2049(c),(d)	20	19	3.00%, 07/15/2026		10	10
4.95%, 12/31/2049(c),(d)	30	31	4.20%, 07/15/2046		10	9
Citigroup Inc						$227
2.70%, 03/30/2021	15	15	Biotechnology - 0.23%
3.20%, 10/21/2026	15	14	Amgen Inc
3.40%, 05/01/2026	10	10	4.66%, 06/15/2051		10	10
4.60%, 03/09/2026	5	5	Baxalta Inc
4.75%, 05/18/2046	5	5	5.25%, 06/23/2045		10	11
First Horizon National Corp			Celgene Corp
3.50%, 12/15/2020	20	21	2.13%, 08/15/2018		25	25
Goldman Sachs Group Inc/The			2.88%, 08/15/2020		15	15
2.30%, 12/13/2019	85	85	5.00%, 08/15/2045		10	11
2.55%, 10/23/2019	20	20	5.25%, 08/15/2043		5	5
2.79%, 10/28/2027(c)	15	16	Genzyme Corp
3.00%, 04/26/2022	15	15	5.00%, 06/15/2020		15	16
3.50%, 01/23/2025	10	10	Gilead Sciences Inc
3.85%, 07/08/2024	10	10	4.15%, 03/01/2047		5	5
4.25%, 10/21/2025	45	46				$98
5.15%, 05/22/2045	15	16	Building Materials - 0.34%
5.38%, 03/15/2020	15	16	CRH America Inc
5.38%, 12/31/2049(c),(d)	25	26	8.13%, 07/15/2018		45	49

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Building Materials (continued)				Consumer Products - 0.01%
Johnson Controls International plc				Spectrum Brands Inc
5.13%, 09/14/2045		$20	$22	5.75%, 07/15/2025	$5	$5
Louisiana-Pacific Corp
4.88%, 09/15/2024		5	5	Credit Card Asset Backed Securities - 0.59%
Martin Marietta Materials Inc				BA Credit Card Trust
2.25%, 06/30/2017(c)		50	50	1.18%, 09/16/2019(c)	75	75
Norbord Inc				1.20%, 01/15/2020(c)	75	75
5.38%, 12/01/2020(b)		5	5	Barclays Dryrock Issuance Trust
Owens Corning				1.25%, 03/16/2020(c)	100	100
7.00%, 12/01/2036		10	12			$250
			$143	Distribution & Wholesale - 0.01%
Chemicals - 0.10%				Global Partners LP / GLP Finance Corp
A Schulman Inc				7.00%, 06/15/2023	5	5
6.88%, 06/01/2023		15	16
Aruba Investments Inc				Diversified Financial Services - 0.35%
8.75%, 02/15/2023(b)		5	5	Air Lease Corp
Dow Chemical Co/The				3.63%, 04/01/2027	5	5
4.38%, 11/15/2042		5	5	Aircastle Ltd
LYB International Finance BV				5.00%, 04/01/2023	5	5
4.88%, 03/15/2044		10	10	5.13%, 03/15/2021	10	11
Monsanto Co				6.75%, 04/15/2017	5	5
3.95%, 04/15/2045		5	5	Ally Financial Inc
			$41	3.25%, 11/05/2018	5	5
Commercial Mortgage Backed Securities - 1.17%				3.60%, 05/21/2018	15	15
Citigroup Commercial Mortgage Trust 2015-				Brookfield Finance LLC
GC27				4.00%, 04/01/2024	15	15
3.14%, 02/10/2048(c)		75	75	CBOE Holdings Inc
Citigroup Commercial Mortgage Trust 2015-				3.65%, 01/12/2027	5	5
GC29				CIT Group Inc
4.15%, 04/10/2048(c)		100	97	3.88%, 02/19/2019	10	10
COMM 2014-CCRE17 Mortgage Trust				5.38%, 05/15/2020	5	5
4.89%, 05/10/2047(c)		50	50	Credit Acceptance Corp
GS Mortgage Securities Trust 2013-GCJ12				6.13%, 02/15/2021	5	5
3.78%, 06/10/2046(c)		25	25	Discover Financial Services
GS Mortgage Securities Trust 2015-GC34				3.85%, 11/21/2022	5	5
3.51%, 10/10/2048(c)		125	127	International Lease Finance Corp
Morgan Stanley Bank of America Merrill				6.25%, 05/15/2019	10	11
Lynch Trust 2013-C9				National Rural Utilities Cooperative Finance
3.46%, 05/15/2046		25	25	Corp
Morgan Stanley Bank of America Merrill				4.75%, 04/30/2043(c)	10	10
Lynch Trust 2014-C18				Navient Corp
4.44%, 10/15/2047(c)		50	52	6.13%, 03/25/2024	10	10
UBS-Barclays Commercial Mortgage Trust				Springleaf Finance Corp
2013	-C5			5.25%, 12/15/2019	10	10
3.18%, 03/10/2046(c)		15	15	Synchrony Financial
WFRBS Commercial Mortgage Trust 2013-				2.70%, 02/03/2020	15	15
C12						$147
1.38%, 03/15/2048(b),(c),(e)		556	30	Electric - 1.00%
			$496	Alabama Power Co
Commercial Services - 0.03%				3.85%, 12/01/2042	10	10
Ahern Rentals Inc				4.15%, 08/15/2044	5	5
7.38%, 05/15/2023(b)		5	4	CMS Energy Corp
Team Health Holdings Inc				4.70%, 03/31/2043	5	5
6.38%, 02/01/2025(b)		5	5	4.88%, 03/01/2044	5	5
TMS International Corp				Commonwealth Edison Co
7.63%, 10/15/2021(b)		5	5	3.70%, 03/01/2045	10	10
			$14	3.80%, 10/01/2042	5	5
Computers - 0.35%				4.35%, 11/15/2045	5	5
Apple Inc				Consolidated Edison Co of New York Inc
3.85%, 08/04/2046		20	19	4.63%, 12/01/2054	10	11
4.25%, 02/09/2047		5	5	Dominion Resources Inc/VA
4.65%, 02/23/2046		15	16	3.90%, 10/01/2025	10	10
Diamond 1 Finance Corp / Diamond 2 Finance				DTE Energy Co
Corp				6.38%, 04/15/2033	15	18
3.48%, 06/01/2019(b)		5	5	Duke Energy Corp
4.42%, 06/15/2021(b)		15	16	2.65%, 09/01/2026	5	5
5.45%, 06/15/2023(b)		20	22	3.75%, 09/01/2046	10	9
6.02%, 06/15/2026(b)		40	44	Dynegy Inc
7.13%, 06/15/2024(b)		10	11	7.38%, 11/01/2022	10	10
Hewlett Packard Enterprise Co				Edison International
6.20%, 10/15/2035(c)		10	10	3.75%, 09/15/2017	10	10
			$148	Electricite de France SA
				2.35%, 10/13/2020(b)	20	20

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)				Food (continued)
Electricite de France SA	(continued)			JBS USA LUX SA / JBS USA Finance Inc
4.95%, 10/13/2045(b)		$5	$5	5.75%, 06/15/2025(b)	$5	$5
Elwood Energy LLC				Kraft Heinz Foods Co
8.16%, 07/05/2026		15	16	2.80%, 07/02/2020	15	15
Emera US Finance LP				5.00%, 07/15/2035	5	5
2.70%, 06/15/2021		10	10	5.20%, 07/15/2045	5	5
Exelon Corp				Post Holdings Inc
2.85%, 06/15/2020		15	15	5.00%, 08/15/2026(b)	5	5
Fortis Inc/Canada				7.75%, 03/15/2024(b)	5	6
2.10%, 10/04/2021(b)		10	10	TreeHouse Foods Inc
3.06%, 10/04/2026(b)		25	23	6.00%, 02/15/2024(b)	5	5
Great Plains Energy Inc				Wm Wrigley Jr Co
3.15%, 04/01/2022		10	10	2.40%, 10/21/2018(b)	10	10
Kentucky Utilities Co				3.38%, 10/21/2020(b)	25	26
3.30%, 10/01/2025		15	15			$107
Louisville Gas & Electric Co				Forest Products & Paper - 0.08%
3.30%, 10/01/2025		5	5	Domtar Corp
MidAmerican Energy Co				6.25%, 09/01/2042	20	20
4.25%, 05/01/2046		10	10	International Paper Co
NRG Energy Inc				3.00%, 02/15/2027	5	4
6.25%, 05/01/2024		5	5	4.40%, 08/15/2047	5	5
Oncor Electric Delivery Co LLC				Tembec Industries Inc
5.25%, 09/30/2040		5	6	9.00%, 12/15/2019(b)	5	5
Pacific Gas & Electric Co						$34
4.45%, 04/15/2042		5	5	Gas- 0.05%
PacifiCorp				Dominion Gas Holdings LLC
3.85%, 06/15/2021		10	11	2.80%, 11/15/2020	15	15
PPL Electric Utilities Corp				NGL Energy Partners LP / NGL Energy
4.75%, 07/15/2043		5	6	Finance Corp
PPL WEM Ltd / Western Power Distribution				6.88%, 10/15/2021	5	5
Ltd						$20
5.38%, 05/01/2021(b)		25	27
				Healthcare - Products - 0.28%
Puget Energy Inc				Abbott Laboratories
6.00%, 09/01/2021		15	17	2.90%, 11/30/2021	10	10
Southern California Edison Co				3.75%, 11/30/2026	15	15
3.60%, 02/01/2045		15	14	4.75%, 04/15/2043	5	5
4.05%, 03/15/2042		15	15	Hill-Rom Holdings Inc
Southern Co/The				5.75%, 09/01/2023(b),(c)	5	5
2.95%, 07/01/2023		5	5	Mallinckrodt International Finance SA /
4.25%, 07/01/2036		5	5	Mallinckrodt CB LLC
5.50%, 03/15/2057(c)		5	5	5.75%, 08/01/2022(b)	5	5
Virginia Electric & Power Co				Medtronic Inc
4.00%, 01/15/2043		5	5	2.50%, 03/15/2020	10	10
4.65%, 08/15/2043		5	5	4.38%, 03/15/2035	14	15
Xcel Energy Inc				4.63%, 03/15/2045	15	16
2.40%, 03/15/2021		35	35	Universal Hospital Services Inc
			$423	7.63%, 08/15/2020	10	10
Electronics - 0.07%				Zimmer Biomet Holdings Inc
Sanmina Corp				3.15%, 04/01/2022	20	20
4.38%, 06/01/2019(b)		20	21	3.55%, 04/01/2025	10	10
Tech Data Corp						$121
3.70%, 02/15/2022		10	10	Healthcare - Services - 0.71%
			$31	Aetna Inc
Entertainment - 0.12%				2.75%, 11/15/2022	30	30
AMC Entertainment Holdings Inc				2.80%, 06/15/2023	20	20
5.88%, 11/15/2026(b)		10	10	Anthem Inc
Churchill Downs Inc				4.63%, 05/15/2042	10	10
5.38%, 12/15/2021		35	37	Centene Corp
Cinemark USA Inc				4.75%, 05/15/2022	10	10
4.88%, 06/01/2023		5	5	6.13%, 02/15/2024	5	5
			$52	CHS/Community Health Systems Inc
Environmental Control - 0.06%				5.13%, 08/01/2021	5	5
Republic Services Inc				Cigna Corp
3.80%, 05/15/2018		25	26	4.00%, 02/15/2022	5	5
				4.38%, 12/15/2020	50	53
Food- 0.25%				Fresenius Medical Care US Finance II Inc
Arcor SAIC				5.88%, 01/31/2022(b)	5	6
6.00%, 07/06/2023(b)		15	16	HCA Inc
BI-LO LLC / BI-LO Finance Corp				4.75%, 05/01/2023	10	11
9.25%, 02/15/2019(b)		5	4	5.25%, 04/15/2025	20	21
Ingles Markets Inc				5.88%, 03/15/2022	5	6
5.75%, 06/15/2023		5	5

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Services (continued)			Iron & Steel (continued)
Humana Inc			ArcelorMittal
3.85%, 10/01/2024	$5	$5	7.75%, 10/15/2039(c)	$20	$23
3.95%, 03/15/2027	15	15	Commercial Metals Co
4.80%, 03/15/2047	5	5	7.35%, 08/15/2018	25	26
4.95%, 10/01/2044	2	2	Signode Industrial Group Lux SA/Signode
MPH Acquisition Holdings LLC			Industrial Group US Inc
7.13%, 06/01/2024(b)	5	5	6.38%, 05/01/2022(b)	10	10
UnitedHealth Group Inc			Vale Overseas Ltd
1.90%, 07/16/2018	10	10	5.88%, 06/10/2021	25	27
4.63%, 07/15/2035	55	60	6.25%, 08/10/2026	10	11
4.75%, 07/15/2045	5	6			$107
WellCare Health Plans Inc			Leisure Products & Services - 0.01%
5.25%, 04/01/2025	5	5	NCL Corp Ltd
5.75%, 11/15/2020	5	5	4.63%, 11/15/2020(b)	5	5
		$300
Home Builders - 0.07%			Lodging - 0.06%
Lennar Corp			Boyd Gaming Corp
4.13%, 12/01/2018	5	5	6.88%, 05/15/2023	5	5
4.75%, 11/15/2022(c)	5	5	MGM Resorts International
WCI Communities Inc / Lennar Corp			6.00%, 03/15/2023	5	6
6.88%, 08/15/2021	15	16	Wyndham Worldwide Corp
Woodside Homes Co LLC / Woodside Homes			2.50%, 03/01/2018	15	15
Finance Inc					$26
6.75%, 12/15/2021(b)	5	5	Machinery - Construction & Mining - 0.01%
		$31	BlueLine Rental Finance Corp / BlueLine
Home Equity Asset Backed Securities - 0.05%			Rental LLC
Specialty Underwriting & Residential Finance			9.25%, 03/15/2024(b)	5	5
Trust Series 2004-BC1
1.75%, 02/25/2035(c)	21	20	Media- 0.79%
			21st Century Fox America Inc
Housewares - 0.04%			4.75%, 09/15/2044	10	10
Newell Brands Inc			5.40%, 10/01/2043	5	6
3.85%, 04/01/2023	5	5	6.15%, 02/15/2041	5	6
5.00%, 11/15/2023	10	11	6.40%, 12/15/2035	15	18
		$16	CCO Holdings LLC / CCO Holdings Capital
Insurance - 0.88%			Corp
American Equity Investment Life Holding			5.13%, 05/01/2023(b)	15	16
Co			5.75%, 02/15/2026(b)	5	5
6.63%, 07/15/2021	5	5	Charter Communications Operating LLC /
Arch Capital Finance LLC			Charter Communications Operating Capital
4.01%, 12/15/2026	10	10	4.91%, 07/23/2025	25	26
5.03%, 12/15/2046	5	5	6.83%, 10/23/2055	10	12
Chubb INA Holdings Inc			Comcast Corp
2.30%, 11/03/2020	10	10	2.75%, 03/01/2023	35	35
CNO Financial Group Inc			3.30%, 02/01/2027	15	15
4.50%, 05/30/2020	5	5	3.38%, 02/15/2025	25	25
Liberty Mutual Group Inc			4.60%, 08/15/2045	5	5
4.04%, 03/07/2067(b),(c)	15	14	6.40%, 03/01/2040	10	13
Markel Corp			Cox Communications Inc
5.00%, 04/05/2046	15	16	2.95%, 06/30/2023(b)	10	10
Metropolitan Life Global Funding I			DISH DBS Corp
2.30%, 04/10/2019(b)	150	151	4.25%, 04/01/2018	5	5
Prudential Financial Inc			5.88%, 07/15/2022	15	16
5.38%, 05/15/2045(c)	15	16	5.88%, 11/15/2024	5	5
Teachers Insurance & Annuity Association of			7.88%, 09/01/2019	10	11
America			Grupo Televisa SAB
4.90%, 09/15/2044(b)	15	16	6.63%, 01/15/2040	35	38
TIAA Asset Management Finance Co LLC			Time Warner Cable LLC
2.95%, 11/01/2019(b)	40	41	5.88%, 11/15/2040	5	5
Voya Financial Inc			6.75%, 07/01/2018	5	5
5.65%, 05/15/2053(c)	20	20	Time Warner Inc
XLIT Ltd			2.10%, 06/01/2019	10	10
4.45%, 03/31/2025	50	51	3.60%, 07/15/2025	10	10
5.50%, 03/31/2045	15	15	4.05%, 12/15/2023	5	5
		$375	Viacom Inc
Internet - 0.01%			4.85%, 12/15/2034	15	15
Zayo Group LLC / Zayo Capital Inc			5.87%, 02/28/2057(c)	5	5
6.00%, 04/01/2023	5	5	WideOpenWest Finance LLC /
			WideOpenWest Capital Corp
Iron & Steel - 0.25%			10.25%, 07/15/2019	3	3
AK Steel Corp					$335
7.00%, 03/15/2027	10	10

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mining - 0.17%			Oil & Gas (continued)
Barrick Gold Corp			Gulfport Energy Corp
4.10%, 05/01/2023	$25	$27	6.38%, 05/15/2025(b)	$5	$5
Barrick North America Finance LLC			Kerr-McGee Corp
4.40%, 05/30/2021	3	3	7.88%, 09/15/2031	5	6
First Quantum Minerals Ltd			Nabors Industries Inc
7.00%, 02/15/2021(b)	5	5	5.50%, 01/15/2023(b)	20	20
FMG Resources August 2006 Pty Ltd			Northern Blizzard Resources Inc
6.88%, 04/01/2022(b)	5	5	7.25%, 02/01/2022(b)	6	6
9.75%, 03/01/2022(b)	5	6	Oasis Petroleum Inc
Freeport-McMoRan Inc			6.50%, 11/01/2021	10	10
6.88%, 02/15/2023(b)	5	5	PDC Energy Inc
IAMGOLD Corp			7.75%, 10/15/2022	5	5
7.00%, 04/15/2025(b)	5	5	Petrobras Global Finance BV
Southern Copper Corp			8.38%, 05/23/2021	5	6
6.75%, 04/16/2040	10	11	8.75%, 05/23/2026	10	12
Taseko Mines Ltd			Petroleos Mexicanos
7.75%, 04/15/2019	5	5	6.50%, 03/13/2027(b)	20	22
		$72	6.88%, 08/04/2026	20	22
Miscellaneous Manufacturers - 0.09%			Phillips 66
Bombardier Inc			4.65%, 11/15/2034	10	10
7.50%, 03/15/2025(b)	5	5	Pioneer Natural Resources Co
8.75%, 12/01/2021(b)	5	6	3.45%, 01/15/2021	20	20
Ingersoll-Rand Global Holding Co Ltd			QEP Resources Inc
2.88%, 01/15/2019	10	10	5.25%, 05/01/2023	10	10
Ingersoll-Rand Luxembourg Finance SA			Repsol Oil & Gas Canada Inc
2.63%, 05/01/2020	15	15	7.75%, 06/01/2019	25	27
		$36	Shell International Finance BV
Mortgage Backed Securities - 0.26%			4.00%, 05/10/2046	5	5
Fannie Mae Interest Strip			Sunoco LP / Sunoco Finance Corp
4.50%, 10/25/2035(c),(e)	106	4	5.50%, 08/01/2020	5	5
Freddie Mac REMICS			6.38%, 04/01/2023	5	5
3.50%, 02/15/2025(c),(e)	168	8	Tesoro Corp
Sequoia Mortgage Trust 2016-3			4.75%, 12/15/2023(b)	5	5
3.50%, 11/25/2046(b),(c)	96	97	Whiting Petroleum Corp
		$109	5.75%, 03/15/2021	10	10
Oil & Gas - 1.33%			Woodside Finance Ltd
			3.70%, 09/15/2026(b)	5	5
Anadarko Petroleum Corp
3.45%, 07/15/2024	10	10	WPX Energy Inc
4.85%, 03/15/2021	55	59	7.50%, 08/01/2020	5	5
5.55%, 03/15/2026	10	11			$565
6.60%, 03/15/2046	5	6	Oil & Gas Services - 0.04%
Apache Corp			Halliburton Co
4.75%, 04/15/2043	5	5	4.75%, 08/01/2043	10	10
Ascent Resources Utica Holdings LLC / ARU			Schlumberger Investment SA
Finance Corp			3.30%, 09/14/2021(b)	5	5
10.00%, 04/01/2022(b),(f)	5	5			$15
BP Capital Markets PLC			Other Asset Backed Securities - 0.02%
1.57%, 05/10/2019(c)	50	50	JP Morgan Mortgage Acquisition Trust 2007-
3.02%, 01/16/2027	10	10	CH3
3.72%, 11/28/2028	10	10	1.13%, 03/25/2037(c)	7	7
Canadian Natural Resources Ltd
3.90%, 02/01/2025	5	5	Packaging & Containers - 0.24%
Chesapeake Energy Corp			BWAY Holding Co
8.00%, 12/15/2022(b)	7	7	7.25%, 04/15/2025(b),(f)	5	5
Chesapeake Oil Op/Fin Escrow Shares			Crown Americas LLC / Crown Americas
0.00%, 11/15/2019(a),(g),(h)	5	—	Capital Corp V
Concho Resources Inc			4.25%, 09/30/2026(b)	5	5
4.38%, 01/15/2025	20	20	Crown Cork & Seal Co Inc
Continental Resources Inc/OK			7.38%, 12/15/2026	8	9
3.80%, 06/01/2024	35	33	Packaging Corp of America
4.50%, 04/15/2023	10	10	4.50%, 11/01/2023	20	21
Ecopetrol SA			Reynolds Group Issuer Inc / Reynolds Group
5.88%, 05/28/2045	5	5	Issuer LLC / Reynolds Group Issuer
Encana Corp			(Luxembourg) S.A.
5.15%, 11/15/2041	15	14	5.75%, 10/15/2020	30	31
EP Energy LLC / Everest Acquisition Finance			WestRock RKT Co
Inc			3.50%, 03/01/2020	30	31
6.38%, 06/15/2023	5	4			$102
9.38%, 05/01/2020	5	5	Pharmaceuticals - 0.51%
Exxon Mobil Corp			AbbVie Inc
1.71%, 03/01/2019	55	55	1.80%, 05/14/2018	50	50
2.22%, 03/01/2021	20	20	4.45%, 05/14/2046	5	5

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pharmaceuticals (continued)				Pipelines (continued)
AbbVie Inc	(continued)			Western Gas Partners LP
4.70%, 05/14/2045		$5	$5	4.65%, 07/01/2026	$5	$5
Actavis Funding SCS				5.45%, 04/01/2044	20	21
3.45%, 03/15/2022		30	31	Williams Partners LP
4.75%, 03/15/2045		15	15	3.60%, 03/15/2022	10	10
4.85%, 06/15/2044		10	10	5.10%, 09/15/2045	15	15
Forest Laboratories LLC						$365
5.00%, 12/15/2021(b)		5	5	Private Equity - 0.01%
Pfizer Inc				Icahn Enterprises LP / Icahn Enterprises
3.00%, 12/15/2026		10	10	Finance Corp
4.40%, 05/15/2044		5	5	6.00%, 08/01/2020	5	5
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021		35	34	Real Estate - 0.07%
Teva Pharmaceutical Finance Netherlands III				American Campus Communities Operating
BV				Partnership LP
1.70%, 07/19/2019		15	15	3.35%, 10/01/2020	10	10
3.15%, 10/01/2026		20	19	4.13%, 07/01/2024	10	11
Valeant Pharmaceuticals International Inc				Crescent Communities LLC/Crescent
5.38%, 03/15/2020(b)		10	9	Ventures Inc
5.63%, 12/01/2021(b)		5	4	8.88%, 10/15/2021(b)	5	5
			$217	Kennedy-Wilson Inc
Pipelines - 0.86%				5.88%, 04/01/2024	5	5
Boardwalk Pipelines LP						$31
4.45%, 07/15/2027		10	10	REITS- 0.62%
4.95%, 12/15/2024		10	11	American Tower Corp
Buckeye Partners LP				3.50%, 01/31/2023	15	15
3.95%, 12/01/2026		15	15	Brixmor Operating Partnership LP
Columbia Pipeline Group Inc				4.13%, 06/15/2026	5	5
3.30%, 06/01/2020		20	20	CC Holdings GS V LLC / Crown Castle GS
Enable Midstream Partners LP				III Corp
4.40%, 03/15/2027		5	5	3.85%, 04/15/2023	30	31
Enbridge Inc				DuPont Fabros Technology LP
1.51%, 06/02/2017(c)		30	30	5.88%, 09/15/2021	5	5
4.25%, 12/01/2026		10	10	Equinix Inc
6.00%, 01/15/2077(c)		5	5	4.88%, 04/01/2020	5	5
Energy Transfer Equity LP				5.38%, 01/01/2022	5	5
5.88%, 01/15/2024		5	5	5.38%, 04/01/2023	5	5
Energy Transfer Partners LP				Essex Portfolio LP
4.05%, 03/15/2025		5	5	3.38%, 04/15/2026	25	25
4.90%, 03/15/2035		5	5	Healthcare Trust of America Holdings LP
5.15%, 03/15/2045		10	9	3.50%, 08/01/2026	20	19
5.30%, 04/15/2047		5	5	Hospitality Properties Trust
EnLink Midstream Partners LP				4.50%, 06/15/2023	20	21
4.15%, 06/01/2025		5	5	4.95%, 02/15/2027	5	5
4.40%, 04/01/2024		15	15	Iron Mountain US Holdings Inc
5.05%, 04/01/2045		10	9	5.38%, 06/01/2026(b)	10	10
Enterprise Products Operating LLC				iStar Inc
3.70%, 02/15/2026		5	5	4.88%, 07/01/2018	5	5
4.90%, 05/15/2046		10	10	6.50%, 07/01/2021	10	10
Kinder Morgan Energy Partners LP				9.00%, 06/01/2017	5	5
4.70%, 11/01/2042		15	14	Kimco Realty Corp
5.63%, 09/01/2041		5	5	3.40%, 11/01/2022	5	5
Kinder Morgan Inc/DE				4.25%, 04/01/2045	15	14
3.05%, 12/01/2019		10	10	MGM Growth Properties Operating
5.63%, 11/15/2023(b)		10	11	Partnership LP / MGP Finance Co-Issuer Inc
MPLX LP				5.63%, 05/01/2024	5	5
4.50%, 07/15/2023		10	10	MPT Operating Partnership LP / MPT Finance
5.20%, 03/01/2047		5	5	Corp
ONEOK Partners LP				5.25%, 08/01/2026	5	5
4.90%, 03/15/2025		10	11	Realty Income Corp
Phillips 66 Partners LP				3.00%, 01/15/2027	15	14
4.90%, 10/01/2046		10	10	Select Income REIT
Sabine Pass Liquefaction LLC				4.15%, 02/01/2022	15	15
4.20%, 03/15/2028(b)		5	5	Ventas Realty LP
5.63%, 03/01/2025		20	22	3.13%, 06/15/2023	15	15
Tesoro Logistics LP / Tesoro Logistics				VEREIT Operating Partnership LP
Finance Corp				4.60%, 02/06/2024	20	21
6.13%, 10/15/2021		10	10			$265
TransCanada PipeLines Ltd				Retail - 0.33%
4.63%, 03/01/2034		10	11	CVS Health Corp
5.00%, 10/16/2043		5	6	4.75%, 12/01/2022	25	27
7.13%, 01/15/2019		5	5	5.00%, 12/01/2024	10	11

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Retail (continued)			Telecommunications - 0.81%
CVS Pass-Through Trust			AT&T Inc
7.51%, 01/10/2032(b)	$4	$5	1.96%, 11/27/2018(c)	$10	$10
Dollar Tree Inc			3.40%, 05/15/2025	5	5
5.75%, 03/01/2023	5	5	4.50%, 05/15/2035	25	24
Home Depot Inc/The			4.75%, 05/15/2046	20	19
3.35%, 09/15/2025	10	10	5.25%, 03/01/2037	10	10
5.88%, 12/16/2036	5	7	5.45%, 03/01/2047	20	21
KFC Holding Co/Pizza Hut Holdings			6.38%, 03/01/2041	10	11
LLC/Taco Bell of America LLC			Cisco Systems Inc
5.00%, 06/01/2024(b)	5	5	1.85%, 09/20/2021	5	5
L Brands Inc			Frontier Communications Corp
6.88%, 11/01/2035	5	5	11.00%, 09/15/2025	10	10
Landry's Inc			Intelsat Jackson Holdings SA
6.75%, 10/15/2024(b)	5	5	5.50%, 08/01/2023	5	4
McDonald's Corp			8.00%, 02/15/2024(b)	5	5
2.10%, 12/07/2018	15	15	Level 3 Communications Inc
2.75%, 12/09/2020	25	26	5.75%, 12/01/2022	5	5
4.45%, 03/01/2047	10	10	Level 3 Financing Inc
Michaels Stores Inc			5.38%, 01/15/2024	10	10
5.88%, 12/15/2020(b)	5	5	6.13%, 01/15/2021	5	5
Tops Holding LLC / Tops Markets II Corp			Radiate Holdco LLC / Radiate Finance Inc
8.00%, 06/15/2022(b)	5	4	6.63%, 02/15/2025(b)	5	5
		$140	Sprint Capital Corp
Semiconductors - 0.11%			6.88%, 11/15/2028	10	11
KLA-Tencor Corp			Sprint Communications Inc
4.13%, 11/01/2021	10	10	6.00%, 11/15/2022	10	10
Micron Technology Inc			7.00%, 08/15/2020	10	11
5.50%, 02/01/2025	5	5	T-Mobile USA Inc
7.50%, 09/15/2023(b)	5	6	4.00%, 04/15/2022	5	5
QUALCOMM Inc			5.13%, 04/15/2025	5	5
4.80%, 05/20/2045	25	26	5.38%, 04/15/2027	5	5
		$47	6.25%, 04/01/2021	10	10
Software - 0.31%			6.50%, 01/15/2026	5	6
Activision Blizzard Inc			6.63%, 04/28/2021	5	5
2.30%, 09/15/2021(b)	10	10	Verizon Communications Inc
3.40%, 09/15/2026(b)	5	5	2.87%, 09/14/2018(c)	50	51
6.13%, 09/15/2023(b)	5	5	2.95%, 03/15/2022(b)	20	20
First Data Corp			4.52%, 09/15/2048	3	3
5.00%, 01/15/2024(b)	15	15	4.81%, 03/15/2039(b)	27	26
Microsoft Corp			5.01%, 08/21/2054	12	11
2.00%, 11/03/2020	5	5	5.25%, 03/16/2037	5	5
2.00%, 08/08/2023	5	5	Vodafone Group PLC
3.30%, 02/06/2027	15	15	2.50%, 09/26/2022	10	10
3.70%, 08/08/2046	30	28			$343
MSCI Inc			Transportation - 0.29%
5.75%, 08/15/2025(b)	5	5	Burlington Northern Santa Fe LLC
Oracle Corp			3.85%, 09/01/2023	10	11
1.90%, 09/15/2021	5	5	5.40%, 06/01/2041	15	18
2.65%, 07/15/2026	5	5	CSX Corp
4.00%, 07/15/2046	25	24	3.95%, 05/01/2050	5	5
4.38%, 05/15/2055	5	5	5.50%, 04/15/2041	10	11
		$132	Eletson Holdings Inc
Sovereign - 0.21%			9.63%, 01/15/2022(b)	5	4
Argentine Republic Government International			FedEx Corp
Bond			4.55%, 04/01/2046	5	5
5.63%, 01/26/2022(b)	20	20	4.75%, 11/15/2045	25	26
Hungary Government International Bond			Navios Maritime Acquisition Corp / Navios
5.38%, 02/21/2023	10	11	Acquisition Finance US Inc
Mexico Government International Bond			8.13%, 11/15/2021(b)	20	17
4.00%, 10/02/2023	6	6	Navios Maritime Holdings Inc / Navios
Peruvian Government International Bond			Maritime Finance II US Inc
5.63%, 11/18/2050	15	18	7.38%, 01/15/2022(b)	10	8
Republic of Poland Government International			Navios South American Logistics Inc / Navios
Bond			Logistics Finance US Inc
3.25%, 04/06/2026	25	25	7.25%, 05/01/2022(b)	5	5
Romanian Government International Bond			Union Pacific Corp
4.88%, 01/22/2024(b)	10	11	4.38%, 11/15/2065	15	15
		$91			$125
Student Loan Asset Backed Securities - 0.11%			TOTAL BONDS		$7,918
Navient Student Loan Trust 2015-1
1.28%, 09/26/2022(c)	45	45

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT		Principal
AGENCY OBLIGATIONS - 15.80%	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2.00%			Government National Mortgage Association (GNMA) (continued)
3.00%, 11/01/2042	$80	$79		7.00%, 02/20/2032	$7	$8
3.00%, 01/01/2047	40	39				$333
3.50%, 04/01/2046	93	95	U.S. Treasury - 7.51%
4.00%, 02/01/2044	48	51		0.88%, 04/30/2017	100	100
4.00%, 10/01/2044	67	70		0.88%, 07/15/2018	30	30
4.00%, 01/01/2045	76	80		1.25%, 10/31/2021	90	88
4.00%, 01/01/2046	82	86		1.25%, 07/31/2023	70	66
4.50%, 04/01/2031	10	10		1.38%, 04/30/2020	40	40
4.50%, 12/01/2043	40	43		1.50%, 08/15/2026	80	74
4.50%, 05/01/2044	62	67		1.63%, 10/31/2023	20	19
5.00%, 06/01/2031	24	26		1.75%, 09/30/2019	300	303
5.00%, 06/01/2041	36	39		1.75%, 11/30/2021	150	149
5.00%, 03/01/2042	45	50		1.75%, 04/30/2022	5	5
5.50%, 12/01/2022	4	4		1.88%, 11/30/2021	600	599
6.00%, 01/01/2029	4	5		2.00%, 05/31/2021	25	25
6.00%, 10/01/2036(c)	6	7		2.00%, 10/31/2021	45	45
6.00%, 08/01/2037	18	20		2.00%, 12/31/2021	150	151
6.00%, 01/01/2038(c)	3	4		2.00%, 11/15/2026	40	39
6.00%, 07/01/2038	12	14		2.13%, 06/30/2022	450	453
6.50%, 05/01/2031	1	2		2.13%, 11/30/2023	50	50
6.50%, 06/01/2031	6	7		2.25%, 11/15/2025	175	174
6.50%, 10/01/2035	13	15		2.25%, 08/15/2046	55	47
7.00%, 12/01/2027	6	6		2.38%, 08/15/2024	10	10
7.50%, 08/01/2030	1	1		2.75%, 08/15/2042	20	19
8.00%, 12/01/2030	28	32		2.88%, 08/15/2045	30	29
		$852		3.00%, 11/15/2044	50	50
Federal National Mortgage Association (FNMA) - 5.51%				3.00%, 05/15/2045	100	99
2.50%, 03/01/2030	77	78		3.00%, 11/15/2045	150	149
3.00%, 06/01/2027	161	167		3.13%, 11/15/2041	20	20
3.00%, 10/01/2034	33	33		3.13%, 08/15/2044	10	10
3.00%, 04/01/2043(i)	340	337		3.75%, 11/15/2043	100	114
3.00%, 07/01/2043	43	43		4.50%, 02/15/2036	165	209
3.50%, 10/01/2033	61	64		4.75%, 02/15/2037	20	26
3.50%, 05/01/2043	48	49				$3,192
3.50%, 07/01/2043	183	189	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
3.50%, 08/01/2043	68	70	OBLIGATIONS			$6,719
3.50%, 09/01/2044	77	80	Total Investments			$42,822
3.50%, 11/01/2044	90	92	Other Assets and Liabilities - (0.73)%			$(309)
3.50%, 06/01/2046	346	355	TOTAL NET ASSETS - 100.00%			$42,513
4.00%, 08/01/2020	3	3
4.00%, 02/01/2031	5	5
4.00%, 06/01/2031	12	12	(a)	Non-Income Producing Security
4.00%, 03/01/2041	21	23	(b)	Security exempt from registration under Rule 144A of the Securities Act of
4.00%, 05/01/2045	186	196		1933. These securities may be resold in transactions exempt from
4.00%, 12/01/2045	21	22		registration, normally to qualified institutional buyers. At the end of the
4.50%, 05/01/2040	66	71		period, the value of these securities totaled $1,218 or 2.87% of net assets.
4.50%, 06/01/2040	32	35	(c)	Variable Rate. Rate shown is in effect at March 31, 2017.
4.50%, 03/01/2044	32	35	(d)	Perpetual security. Perpetual securities pay an indefinite stream of
5.00%, 01/01/2042	24	26		interest, but they may be called by the issuer at an earlier date.
5.00%, 07/01/2044	105	116	(e)	Security is an Interest Only Strip
5.50%, 03/01/2034	11	12	(f)	Security purchased on a when-issued basis.
5.50%, 04/01/2035	2	2	(g)	Security is Illiquid. At the end of the period, the value of these securities
5.50%, 07/01/2038	58	64		totaled $0 or 0.00% of net assets.
6.00%, 02/01/2025	13	15	(h)	Fair value of these investments is determined in good faith by the Manager
6.00%, 11/01/2035	74	85		under procedures established and periodically reviewed by the Board of
6.00%, 11/01/2037	29	33		Directors. Certain inputs used in the valuation may be unobservable;
6.00%, 03/01/2038	7	8		however, each security is evaluated individually for purposes of ASC 820
6.50%, 02/01/2032	4	5		which results in not all securities being identified as Level 3 of the fair
6.50%, 07/01/2037	3	3		value hierarchy. At the end of the period, the fair value of these securities
6.50%, 07/01/2037	3	4		totaled $0 or 0.00% of net assets.
6.50%, 02/01/2038	5	5	(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
6.50%, 09/01/2038	5	5		Notes to Financial Statements for additional information.
		$2,342
Government National Mortgage Association (GNMA) - 0.78%
3.00%, 02/15/2043	21	21
3.00%, 01/20/2046	59	60
3.50%, 05/15/2042	58	60
3.50%, 10/15/2042	34	35
4.50%, 11/15/2040	45	49
5.00%, 02/15/2039	62	69
6.00%, 09/20/2026	10	11
6.00%, 01/15/2029	13	15
7.00%, 05/15/2031	4	5

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2017 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	16.59%
Consumer, Non-cyclical	15.68%
Mortgage Securities	9.72%
Technology	9.17%
Communications	9.09%
Industrial	8.18%
Government	7.72%
Consumer, Cyclical	7.54%
Energy	5.77%
Investment Companies	3.85%
Utilities	3.18%
Basic Materials	3.07%
Asset Backed Securities	1.17%
Other Assets and Liabilities	(0.73)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 6.20%	Shares Held	Value(000	's)			Principal
Money Market Funds - 6.20%				BONDS (continued)		Amount (000's) Value (000's)
First American Government Obligations Fund	138,155,615	$138,156		Agriculture (continued)
				Reynolds American Inc	(continued)
TOTAL INVESTMENT COMPANIES		$138,156		4.85%, 09/15/2023		$350	$380
	Principal			5.85%, 08/15/2045		390	458
BONDS- 34.21%	Amount (000's)	Value(000	's)	6.88%, 05/01/2020		500	563
Advertising - 0.01%				8.13%, 06/23/2019		36	41
Omnicom Group Inc							$4,963
4.45%, 08/15/2020	$128	$136		Airlines - 0.09%
				American Airlines 2011-1 Class A Pass
Aerospace & Defense - 0.45%				Through Trust
Boeing Capital Corp				5.25%, 07/31/2022		110	117
4.70%, 10/27/2019	33	35		American Airlines 2014-1 Class A Pass
Boeing Co/The				Through Trust
1.88%, 06/15/2023	500	476		3.70%, 04/01/2028		354	356
2.25%, 06/15/2026	500	473		Continental Airlines 2012-2 Class A Pass
5.88%, 02/15/2040	154	197		Through Trust
7.95%, 08/15/2024	200	264		4.00%, 04/29/2026		169	176
Embraer Netherlands Finance BV				Delta Air Lines 2007-1 Class A Pass Through
5.05%, 06/15/2025	300	308		Trust
General Dynamics Corp				6.82%, 02/10/2024		64	74
2.13%, 08/15/2026	350	324		Southwest Airlines Co
Harris Corp				2.65%, 11/05/2020		500	506
3.83%, 04/27/2025	500	509		2.75%, 11/06/2019		300	305
4.40%, 12/15/2020	51	54		United Airlines 2014-2 Class A Pass Through
L3 Technologies Inc				Trust
4.95%, 02/15/2021	277	298		3.75%, 03/03/2028		183	185
Lockheed Martin Corp				US Airways 2013-1 Class A Pass Through
2.50%, 11/23/2020	255	257		Trust
3.35%, 09/15/2021	102	106		3.95%, 05/15/2027		168	172
3.55%, 01/15/2026	225	229					$1,891
3.60%, 03/01/2035	350	334		Apparel - 0.05%
4.07%, 12/15/2042	47	46		NIKE Inc
4.70%, 05/15/2046	345	374		2.25%, 05/01/2023		200	197
5.50%, 11/15/2039	220	257		2.38%, 11/01/2026		350	327
6.15%, 09/01/2036	290	366		3.38%, 11/01/2046		350	310
Northrop Grumman Corp				3.63%, 05/01/2043		200	185
1.75%, 06/01/2018	500	501					$1,019
3.20%, 02/01/2027	500	495		Automobile Asset Backed Securities - 0.29%
3.25%, 08/01/2023	500	511		Ally Auto Receivables Trust 2013-2
3.50%, 03/15/2021	277	289		1.24%, 11/15/2018		263	263
3.85%, 04/15/2045	500	471		Capital Auto Receivables Asset Trust 2015-2
Raytheon Co				1.39%, 09/20/2018(a)		629	629
3.13%, 10/15/2020	77	79		Fifth Third Auto Trust 2014-3
4.88%, 10/15/2040	154	174		1.47%, 05/17/2021(a)		500	500
United Technologies Corp				Ford Credit Auto Owner Trust 2016-B
2.65%, 11/01/2026	500	482		1.33%, 10/15/2020		1,000	995
3.10%, 06/01/2022	1,000	1,029		GM Financial Automobile Leasing Trust
4.50%, 04/15/2020	74	80		2016-1
4.50%, 06/01/2042	580	614		1.64%, 07/20/2019		2,000	2,001
5.70%, 04/15/2040	51	62		Honda Auto Receivables 2014-3 Owner
6.13%, 07/15/2038	18	23		Trust
6.70%, 08/01/2028	175	227		0.88%, 06/15/2018(a)		117	117
		$9,944		Honda Auto Receivables 2014-4 Owner
Agriculture - 0.22%				Trust
Altria Group Inc				0.99%, 09/17/2018		185	185
4.00%, 01/31/2024	350	368		Nissan Auto Receivables 2015-B Owner
4.50%, 05/02/2043	500	507		Trust
4.75%, 05/05/2021	128	139		1.34%, 03/16/2020		500	499
5.38%, 01/31/2044	200	228		World Omni Auto Receivables Trust 2013-B
9.25%, 08/06/2019	126	146		1.32%, 01/15/2020(a)		493	493
Archer-Daniels-Midland Co				World Omni Auto Receivables Trust 2016-A
2.50%, 08/11/2026	850	807		1.77%, 09/15/2021		800	801
4.48%, 03/01/2021(a)	29	31					$6,483
Philip Morris International Inc				Automobile Manufacturers - 0.41%
2.75%, 02/25/2026	270	260		American Honda Finance Corp
2.90%, 11/15/2021	51	52		2.45%, 09/24/2020		1,000	1,009
4.38%, 11/15/2041	51	51		Daimler Finance North America LLC
4.50%, 03/26/2020	131	140		8.50%, 01/18/2031		102	154
4.50%, 03/20/2042	400	407		Ford Motor Co
5.65%, 05/16/2018	25	26		4.35%, 12/08/2026		690	704
6.38%, 05/16/2038	100	127		4.75%, 01/15/2043		400	376
Reynolds American Inc				5.29%, 12/08/2046		350	349
4.45%, 06/12/2025	220	232		7.45%, 07/16/2031		100	126

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Manufacturers (continued)			Banks (continued)
Ford Motor Credit Co LLC			BPCE SA
2.24%, 06/15/2018	$370	$371	4.00%, 04/15/2024	$250	$259
2.55%, 10/05/2018	500	504	Branch Banking & Trust Co
3.34%, 03/18/2021	1,000	1,012	1.45%, 05/10/2019	750	742
3.66%, 09/08/2024	750	738	2.30%, 10/15/2018	750	755
4.25%, 09/20/2022	200	208	2.85%, 04/01/2021	1,000	1,015
4.38%, 08/06/2023	350	365	Capital One Financial Corp
5.00%, 05/15/2018	200	207	2.45%, 04/24/2019	250	251
5.88%, 08/02/2021	200	223	3.20%, 02/05/2025	400	387
Toyota Motor Credit Corp			3.50%, 06/15/2023	84	85
1.55%, 07/13/2018	500	500	Citigroup Inc
1.55%, 10/18/2019	350	347	1.70%, 04/27/2018	1,000	1,000
1.70%, 02/19/2019	500	501	2.05%, 12/07/2018	1,000	1,002
2.13%, 07/18/2019	500	504	2.40%, 02/18/2020	200	201
2.15%, 03/12/2020	500	502	2.45%, 01/10/2020	500	502
2.25%, 10/18/2023	350	338	2.50%, 09/26/2018	1,000	1,009
2.63%, 01/10/2023	100	100	2.65%, 10/26/2020	1,000	1,006
3.30%, 01/12/2022	77	80	2.90%, 12/08/2021	1,000	1,004
		$9,218	3.20%, 10/21/2026	740	708
Automobile Parts & Equipment - 0.02%			3.50%, 05/15/2023	600	604
BorgWarner Inc			3.70%, 01/12/2026	500	500
3.38%, 03/15/2025	500	497	3.75%, 06/16/2024	500	509
			3.89%, 01/10/2028(a)	400	402
Banks- 6.13%			4.05%, 07/30/2022	200	208
Associated Banc-Corp			4.30%, 11/20/2026	500	505
4.25%, 01/15/2025	500	507	4.50%, 01/14/2022	454	486
Australia & New Zealand Banking Group			4.65%, 07/30/2045	182	190
Ltd/New York NY			5.50%, 09/13/2025	300	328
2.30%, 06/01/2021	310	306	5.88%, 01/30/2042	328	398
Bank of America Corp			6.63%, 06/15/2032	112	136
1.95%, 05/12/2018	460	461	8.13%, 07/15/2039	127	186
2.25%, 04/21/2020	160	160	Commonwealth Bank of Australia/New York
2.60%, 01/15/2019	750	758	NY
2.63%, 04/19/2021	750	748	2.05%, 03/15/2019	500	502
3.12%, 01/20/2023(a)	500	503	2.30%, 03/12/2020	750	751
3.30%, 01/11/2023	300	302	2.50%, 09/20/2018	200	202
3.50%, 04/19/2026	745	735	Cooperatieve Rabobank UA
3.82%, 01/20/2028(a)	400	401	3.88%, 02/08/2022	328	345
3.95%, 04/21/2025	830	826	3.95%, 11/09/2022	300	308
4.13%, 01/22/2024	1,000	1,045	4.50%, 01/11/2021	51	55
4.88%, 04/01/2044	500	539	5.25%, 05/24/2041	500	582
5.63%, 07/01/2020	380	417	5.25%, 08/04/2045	500	539
5.65%, 05/01/2018	455	473	Cooperatieve Rabobank UA/NY
5.70%, 01/24/2022	580	651	2.25%, 01/14/2020	300	301
5.88%, 02/07/2042	228	274	Credit Suisse AG/New York NY
6.88%, 04/25/2018	1,705	1,794	2.30%, 05/28/2019	500	502
7.63%, 06/01/2019	300	334	3.63%, 09/09/2024	400	406
7.75%, 05/14/2038	750	1,032	5.40%, 01/14/2020	200	215
Bank of America NA			Credit Suisse Group Funding Guernsey Ltd
2.05%, 12/07/2018	1,000	1,005	3.75%, 03/26/2025	750	738
Bank of Montreal			4.88%, 05/15/2045	500	509
1.40%, 04/10/2018	750	749	Deutsche Bank AG
1.45%, 04/09/2018	300	300	3.38%, 05/12/2021	500	503
1.50%, 07/18/2019	500	495	4.10%, 01/13/2026	500	502
Bank of Nova Scotia/The			Discover Bank
1.45%, 04/25/2018	300	300	4.25%, 03/13/2026	500	514
2.35%, 10/21/2020	500	501	Fifth Third Bancorp
2.45%, 03/22/2021	500	500	8.25%, 03/01/2038	385	548
4.50%, 12/16/2025	500	522	Fifth Third Bank/Cincinnati OH
Barclays Bank PLC			2.25%, 06/14/2021	500	494
5.14%, 10/14/2020	1,000	1,070	2.30%, 03/15/2019	300	302
Barclays PLC			3.85%, 03/15/2026	500	504
2.75%, 11/08/2019	1,000	1,007	Goldman Sachs Group Inc/The
4.34%, 01/10/2028	1,000	998	2.35%, 11/15/2021	750	735
4.95%, 01/10/2047	400	400	2.55%, 10/23/2019	1,000	1,009
BB&T Corp			2.75%, 09/15/2020	500	504
6.85%, 04/30/2019	18	20	3.50%, 01/23/2025	1,500	1,494
BNP Paribas SA			3.50%, 11/16/2026	1,000	978
2.40%, 12/12/2018	750	754	4.25%, 10/21/2025	1,250	1,274
4.25%, 10/15/2024	750	759	4.75%, 10/21/2045	360	379
5.00%, 01/15/2021	77	83	5.15%, 05/22/2045	250	263
			5.25%, 07/27/2021	502	551
			5.38%, 03/15/2020	1,000	1,084

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Banks (continued)				Banks (continued)
Goldman Sachs Group Inc/The	(continued)			Kreditanstalt fuer Wiederaufbau	(continued)
5.75%, 01/24/2022		$228	$256	2.13%, 03/07/2022		$500	$499
6.15%, 04/01/2018		821	855	2.63%, 01/25/2022		1,257	1,285
6.25%, 02/01/2041		700	879	2.75%, 09/08/2020		300	309
6.45%, 05/01/2036		351	419	4.00%, 01/27/2020		847	900
HSBC Holdings PLC				4.50%, 07/16/2018		102	106
2.95%, 05/25/2021		500	502	4.88%, 06/17/2019		1,782	1,908
3.40%, 03/08/2021		345	353	Landwirtschaftliche Rentenbank
3.60%, 05/25/2023		500	508	1.75%, 04/15/2019		350	351
3.90%, 05/25/2026		395	400	1.75%, 07/27/2026		500	465
4.00%, 03/30/2022		128	134	2.00%, 01/13/2025		300	289
4.25%, 03/14/2024		500	507	Lloyds Bank PLC
4.30%, 03/08/2026		445	464	6.38%, 01/21/2021		51	58
5.10%, 04/05/2021		728	790	Lloyds Banking Group PLC
6.10%, 01/14/2042		154	192	4.65%, 03/24/2026		500	509
6.50%, 05/02/2036		400	490	Manufacturers & Traders Trust Co
6.50%, 09/15/2037		500	616	2.10%, 02/06/2020		200	200
HSBC USA Inc				Mitsubishi UFJ Financial Group Inc
2.63%, 09/24/2018		200	202	2.53%, 09/13/2023		400	386
2.75%, 08/07/2020		500	506	2.76%, 09/13/2026		400	376
Huntington Bancshares Inc/OH				3.00%, 02/22/2022		500	503
2.30%, 01/14/2022		500	487	3.85%, 03/01/2026		350	359
Huntington National Bank/The				Mizuho Financial Group Inc
2.20%, 11/06/2018		500	502	2.27%, 09/13/2021		400	391
Industrial & Commercial Bank of China				2.84%, 09/13/2026		400	379
Ltd/New York				2.95%, 02/28/2022		500	500
2.45%, 10/20/2021		500	490	Morgan Stanley
JPMorgan Chase & Co				2.50%, 04/21/2021		1,000	995
1.63%, 05/15/2018		300	300	2.63%, 11/17/2021		1,000	993
1.85%, 03/22/2019		500	500	2.80%, 06/16/2020		1,000	1,012
2.25%, 01/23/2020		670	672	3.13%, 07/27/2026		1,300	1,241
2.30%, 08/15/2021		850	841	3.75%, 02/25/2023		1,200	1,239
2.55%, 10/29/2020		1,000	1,004	4.10%, 05/22/2023		350	361
2.75%, 06/23/2020		1,000	1,013	5.00%, 11/24/2025		500	537
2.97%, 01/15/2023		1,000	999	5.63%, 09/23/2019		1,321	1,426
3.13%, 01/23/2025		1,000	983	5.75%, 01/25/2021		1,050	1,166
3.20%, 01/25/2023		1,000	1,010	6.38%, 07/24/2042		600	770
3.25%, 09/23/2022		300	305	MUFG Union Bank NA
3.30%, 04/01/2026		500	489	2.25%, 05/06/2019		400	402
3.38%, 05/01/2023		400	401	National Australia Bank Ltd/New York
3.88%, 09/10/2024		500	507	1.88%, 07/12/2021		500	486
4.26%, 02/22/2048(a)		500	499	2.30%, 07/25/2018		400	403
4.40%, 07/22/2020		162	173	Northern Trust Corp
4.50%, 01/24/2022		257	277	3.95%, 10/30/2025		500	527
4.63%, 05/10/2021		257	277	Oesterreichische Kontrollbank AG
4.95%, 03/25/2020		57	62	1.38%, 02/10/2020		250	247
5.40%, 01/06/2042		102	119	1.50%, 10/21/2020		160	157
5.60%, 07/15/2041		154	184	1.75%, 01/24/2020		500	500
5.63%, 08/16/2043		350	399	1.88%, 01/20/2021		1,000	993
6.30%, 04/23/2019		800	869	PNC Bank NA
6.40%, 05/15/2038		200	258	1.60%, 06/01/2018		750	749
KeyBank NA/Cleveland OH				1.95%, 03/04/2019		350	351
1.60%, 08/22/2019		350	346	2.25%, 07/02/2019		1,000	1,007
2.25%, 03/16/2020		200	200	2.63%, 02/17/2022		500	500
2.50%, 12/15/2019		500	506	3.80%, 07/25/2023		400	418
KeyCorp				PNC Financial Services Group Inc/The
5.10%, 03/24/2021		102	111	4.38%, 08/11/2020		51	54
Korea Development Bank/The				5.13%, 02/08/2020		25	27
2.50%, 03/11/2020		500	502	6.70%, 06/10/2019		25	28
2.88%, 08/22/2018		350	355	Royal Bank of Canada
Kreditanstalt fuer Wiederaufbau				2.15%, 03/06/2020		750	750
0.00%, 04/18/2036(b)		380	210	2.20%, 07/27/2018		400	403
0.00%, 06/29/2037(b)		200	107	2.35%, 10/30/2020		500	501
1.00%, 07/15/2019		1,700	1,679	Royal Bank of Scotland Group PLC
1.13%, 08/06/2018		1,500	1,496	4.80%, 04/05/2026		500	512
1.13%, 11/16/2018		500	498	Santander Holdings USA Inc
1.50%, 06/15/2021		290	284	4.50%, 07/17/2025		750	764
1.63%, 03/15/2021		670	662	Santander UK Group Holdings PLC
1.75%, 10/15/2019		750	752	2.88%, 10/16/2020		1,000	1,001
1.88%, 04/01/2019		250	252	3.57%, 01/10/2023		500	500
1.88%, 11/30/2020		500	499	Santander UK PLC
2.00%, 05/02/2025		880	851	2.38%, 03/16/2020		750	752
				3.05%, 08/23/2018		500	508

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Beverages (continued)
Skandinaviska Enskilda Banken AB			Anheuser-Busch InBev Worldwide
1.88%, 09/13/2021	$500	$484	Inc (continued)
2.63%, 03/15/2021	500	501	3.75%, 07/15/2042	$100	$92
Societe Generale SA			5.00%, 04/15/2020	38	41
2.63%, 10/01/2018	300	303	5.38%, 01/15/2020	68	74
State Street Corp			6.38%, 01/15/2040	251	330
2.55%, 08/18/2020	180	182	6.88%, 11/15/2019	551	618
3.10%, 05/15/2023	300	302	7.75%, 01/15/2019	478	526
3.55%, 08/18/2025	200	206	8.20%, 01/15/2039	51	78
Sumitomo Mitsui Banking Corp			Coca-Cola Co/The
2.45%, 01/16/2020	500	502	1.15%, 04/01/2018	500	499
2.50%, 07/19/2018	300	303	2.88%, 10/27/2025	500	495
3.20%, 07/18/2022	100	102	3.15%, 11/15/2020	528	552
3.65%, 07/23/2025	500	512	Coca-Cola Femsa SAB de CV
Sumitomo Mitsui Financial Group Inc			2.38%, 11/26/2018	400	402
2.93%, 03/09/2021	500	504	Diageo Capital PLC
3.45%, 01/11/2027	140	139	4.83%, 07/15/2020	51	55
3.78%, 03/09/2026	500	511	5.88%, 09/30/2036	139	170
SunTrust Bank/Atlanta GA			Diageo Investment Corp
2.75%, 05/01/2023	200	198	2.88%, 05/11/2022	200	204
Svenska Handelsbanken AB			Dr Pepper Snapple Group Inc
2.25%, 06/17/2019	500	503	2.60%, 01/15/2019	277	280
Toronto-Dominion Bank/The			3.13%, 12/15/2023	500	502
1.80%, 07/13/2021	500	487	4.42%, 12/15/2046	500	502
2.50%, 12/14/2020	1,000	1,009	Molson Coors Brewing Co
2.63%, 09/10/2018	350	355	3.00%, 07/15/2026	500	475
UBS AG/Stamford CT			PepsiCo Inc
2.38%, 08/14/2019	1,000	1,007	2.15%, 10/14/2020	500	503
US Bancorp			2.75%, 03/05/2022	593	601
1.95%, 11/15/2018	101	102	3.13%, 11/01/2020	128	133
2.95%, 07/15/2022	200	202	3.45%, 10/06/2046	500	452
3.00%, 03/15/2022	128	130	4.25%, 10/22/2044	500	515
3.10%, 04/27/2026	750	737	4.50%, 01/15/2020	51	55
4.13%, 05/24/2021	77	82	4.88%, 11/01/2040	128	144
Wells Fargo & Co			5.00%, 06/01/2018	300	313
2.13%, 04/22/2019	1,000	1,004	5.50%, 01/15/2040	51	62
2.50%, 03/04/2021	1,000	997	Pepsi-Cola Metropolitan Bottling Co Inc
3.00%, 02/19/2025	890	868	7.00%, 03/01/2029	300	409
3.00%, 04/22/2026	500	480			$17,510
3.00%, 10/23/2026	500	479	Biotechnology - 0.45%
3.45%, 02/13/2023	200	202	Amgen Inc
3.50%, 03/08/2022	180	186	2.60%, 08/19/2026	1,000	927
3.90%, 05/01/2045	500	479	4.10%, 06/15/2021	501	530
4.40%, 06/14/2046	350	339	4.56%, 06/15/2048	460	457
4.60%, 04/01/2021	102	110	4.66%, 06/15/2051	810	810
4.75%, 12/07/2046	500	511	5.70%, 02/01/2019	12	13
4.90%, 11/17/2045	500	521	Baxalta Inc
5.38%, 02/07/2035	500	578	2.00%, 06/22/2018	500	501
Wells Fargo Bank NA			3.60%, 06/23/2022	500	511
2.15%, 12/06/2019	500	502	5.25%, 06/23/2045	105	115
5.95%, 08/26/2036	750	911	Biogen Inc
6.60%, 01/15/2038	250	328	4.05%, 09/15/2025	240	249
Wells Fargo Capital X			5.20%, 09/15/2045	500	540
5.95%, 12/01/2086	200	214	Celgene Corp
Westpac Banking Corp			2.30%, 08/15/2018	110	111
1.95%, 11/23/2018	500	501	2.88%, 08/15/2020	500	508
2.00%, 08/19/2021	500	488	3.88%, 08/15/2025	450	460
2.60%, 11/23/2020	500	504	3.95%, 10/15/2020	400	419
4.88%, 11/19/2019	225	241	4.63%, 05/15/2044	350	347
		$136,562	Gilead Sciences Inc
Beverages - 0.79%			2.55%, 09/01/2020	600	606
Anheuser-Busch Cos LLC			2.95%, 03/01/2027	500	474
6.50%, 02/01/2043	500	669	3.50%, 02/01/2025	750	755
Anheuser-Busch InBev Finance Inc			4.00%, 09/01/2036	300	285
1.90%, 02/01/2019	1,065	1,067	4.40%, 12/01/2021	77	83
2.65%, 02/01/2021	914	920	4.60%, 09/01/2035	500	515
3.65%, 02/01/2026	2,790	2,821	4.75%, 03/01/2046	180	184
4.70%, 02/01/2036	1,000	1,058	4.80%, 04/01/2044	500	516
4.90%, 02/01/2046	750	811			$9,916
Anheuser-Busch InBev Worldwide Inc			Building Materials - 0.07%
2.50%, 07/15/2022	300	296	Johnson Controls International plc
3.75%, 01/15/2022	750	786	3.75%, 12/01/2021	77	80

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Building Materials (continued)			Commercial Mortgage Backed Securities (continued)
Johnson Controls International			Citigroup Commercial Mortgage Trust 2016-
plc (continued)			GC36
5.00%, 03/30/2020	$64	$69	3.62%, 02/10/2049	$1,000	$1,026
5.25%, 12/01/2041	128	136	COMM 2013-CCRE8 Mortgage Trust
Masco Corp			3.61%, 06/10/2046	500	521
4.45%, 04/01/2025	300	313	COMM 2013-LC6 Mortgage Trust
Owens Corning			2.94%, 01/10/2046	500	506
4.20%, 12/15/2022	1,000	1,046	COMM 2014-LC15 Mortgage Trust
		$1,644	2.84%, 04/10/2047	1,000	1,015
Chemicals - 0.39%			COMM 2014-UBS3 Mortgage Trust
Agrium Inc			3.82%, 06/10/2047	500	519
4.90%, 06/01/2043	200	208	COMM 2015-DC1 Mortgage Trust
6.13%, 01/15/2041	250	293	3.35%, 02/10/2048(a)	1,000	1,005
Airgas Inc			COMM 2015-LC19 Mortgage Trust
2.38%, 02/15/2020	200	201	3.18%, 02/10/2048(a)	1,000	1,004
Albemarle Corp			Commercial Mortgage Loan Trust 2008-LS1
5.45%, 12/01/2044	150	166	6.10%, 12/10/2049(a)	50	50
Dow Chemical Co/The			Commercial Mortgage Pass Through
4.13%, 11/15/2021	201	213	Certificates
4.38%, 11/15/2042	200	197	2.82%, 10/15/2045(a)	500	503
7.38%, 11/01/2029	850	1,152	3.15%, 02/10/2047	500	506
8.55%, 05/15/2019	481	545	3.76%, 02/10/2049	1,000	1,032
9.40%, 05/15/2039	51	80	CSAIL 2015-C1 Commercial Mortgage Trust
Eastman Chemical Co			2.97%, 04/15/2050(a)	1,000	1,019
2.70%, 01/15/2020	400	405	Fannie Mae-Aces
3.60%, 08/15/2022	49	51	2.53%, 04/25/2023(a)	774	774
4.80%, 09/01/2042	100	103	2.53%, 09/25/2024	1,000	989
EI du Pont de Nemours & Co			2.71%, 06/25/2025(a)	2,000	1,983
2.80%, 02/15/2023	200	198	2.72%, 02/25/2022	1,000	1,007
4.15%, 02/15/2043	100	98	3.12%, 08/25/2024(a)	983	990
4.25%, 04/01/2021	177	189	3.46%, 01/25/2024(a)	1,581	1,647
4.63%, 01/15/2020	25	27	3.51%, 12/25/2023	1,000	1,055
6.00%, 07/15/2018	200	212	Freddie Mac Multifamily Structured Pass
LYB International Finance BV			Through Certificates
5.25%, 07/15/2043	500	541	2.08%, 12/25/2019(a)	252	253
LyondellBasell Industries NV			2.87%, 12/25/2021	540	555
5.00%, 04/15/2019	100	105	3.02%, 02/25/2023(a)	334	343
5.75%, 04/15/2024	100	114	3.06%, 07/25/2023(a)	750	772
Methanex Corp			3.06%, 12/25/2024	500	511
3.25%, 12/15/2019	300	302	3.31%, 05/25/2023(a)	810	845
Monsanto Co			3.32%, 02/25/2023(a)	1,000	1,047
1.85%, 11/15/2018	280	280	3.53%, 10/25/2023	1,050	1,110
3.38%, 07/15/2024	750	752	4.18%, 12/25/2020(a)	850	909
5.88%, 04/15/2038	317	368	GS Mortgage Securities Trust 2012-GC6
Mosaic Co/The			3.48%, 01/10/2045	273	285
4.25%, 11/15/2023	146	151	GS Mortgage Securities Trust 2012-GCJ9
Potash Corp of Saskatchewan Inc			2.77%, 11/10/2045	500	502
3.63%, 03/15/2024	500	502	GS Mortgage Securities Trust 2014-GC18
4.88%, 03/30/2020	51	54	3.80%, 01/10/2047(a)	500	522
PPG Industries Inc			GS Mortgage Securities Trust 2015-GC34
3.60%, 11/15/2020	251	263	3.51%, 10/10/2048(a)	1,000	1,017
Praxair Inc			JP Morgan Chase Commercial Mortgage
2.20%, 08/15/2022	300	295	Securities Trust 2006-LDP7
Valspar Corp/The			5.94%, 04/17/2045(a)	7	7
4.40%, 02/01/2045	300	278	JP Morgan Chase Commercial Mortgage
Westlake Chemical Corp			Securities Trust 2007-LDP12
3.60%, 08/15/2026(c)	350	343	5.88%, 02/15/2051	246	248
		$8,686	JP Morgan Chase Commercial Mortgage
Commercial Mortgage Backed Securities - 1.76%			Securities Trust 2011-C5
Banc of America Commercial Mortgage Trust			4.17%, 08/15/2046	217	230
2008-1			JPMBB Commercial Mortgage Securities
6.23%, 02/10/2051(a)	28	28	Trust 2013-C15
			4.13%, 11/15/2045(a)	500	535
CFCRE Commercial Mortgage Trust 2016-
C4			JPMBB Commercial Mortgage Securities
3.28%, 05/10/2058	1,300	1,293	Trust 2014-C22
			3.80%, 09/15/2047	1,000	1,037
Citigroup Commercial Mortgage Trust 2013-			LB Commercial Mortgage Trust 2007-C3
GC15			6.05%, 07/15/2044(a)	45	45
4.37%, 09/10/2046	1,000	1,083
			LB-UBS Commercial Mortgage Trust 2007-
			C6
			5.86%, 07/15/2040(a)	18	18
			Merrill Lynch Mortgage Trust 2007-C1
			5.84%, 06/12/2050(a)	58	58

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)				Commercial Services (continued)
Morgan Stanley Bank of America Merrill				Western Union Co/The
Lynch Trust 2013-C11				5.25%, 04/01/2020	$25	$27
3.09%, 08/15/2046(a)		$186	$189	6.20%, 11/17/2036	200	205
Morgan Stanley Bank of America Merrill						$3,938
Lynch Trust 2015-C24				Computers - 0.73%
3.48%, 05/15/2048		1,000	1,019	Apple Inc
Morgan Stanley Capital I Trust 2007-IQ16				1.00%, 05/03/2018	300	299
5.81%, 12/12/2049		298	300	1.90%, 02/07/2020	500	501
SG Commercial Mortgage Securities Trust				2.00%, 05/06/2020	520	523
2016	-C5			2.25%, 02/23/2021	475	476
3.05%, 10/10/2048(a)		1,000	970	2.40%, 05/03/2023	300	295
UBS Commercial Mortgage Trust 2012-C1				2.50%, 02/09/2022	500	502
3.40%, 05/10/2045(a)		491	511	2.85%, 05/06/2021	1,250	1,280
UBS-Barclays Commercial Mortgage Trust				3.20%, 05/13/2025	410	414
2012	-C3			3.25%, 02/23/2026	750	758
3.09%, 08/10/2049(a)		550	562	3.35%, 02/09/2027	500	506
UBS-Barclays Commercial Mortgage Trust				3.45%, 05/06/2024	400	413
2013	-C6			3.85%, 05/04/2043	1,300	1,245
3.24%, 04/10/2046(a)		500	512	4.25%, 02/09/2047	500	508
Wachovia Bank Commercial Mortgage Trust				4.65%, 02/23/2046	370	397
Series 2007-C34				Computer Sciences Corp
5.68%, 05/15/2046(a)		27	27	4.45%, 09/15/2022	100	105
Wells Fargo Commercial Mortgage Trust				Diamond 1 Finance Corp / Diamond 2 Finance
2012	-LC5			Corp
2.92%, 10/15/2045		500	507	3.48%, 06/01/2019(c)	345	354
Wells Fargo Commercial Mortgage Trust				4.42%, 06/15/2021(c)	940	983
2015	-C28			6.02%, 06/15/2026(c)	750	818
3.29%, 05/15/2048		1,845	1,854	8.10%, 07/15/2036(c)	255	320
WFRBS Commercial Mortgage Trust 2012-				8.35%, 07/15/2046(c)	215	278
C7				Hewlett Packard Enterprise Co
2.30%, 06/15/2045		229	230	2.85%, 10/05/2018	480	486
WFRBS Commercial Mortgage Trust 2013-				3.60%, 10/15/2020(a)	470	483
C11				4.90%, 10/15/2025	300	312
2.03%, 03/15/2045(a)		307	308	6.20%, 10/15/2035(a)	80	84
WFRBS Commercial Mortgage Trust 2013-				6.35%, 10/15/2045(a)	150	154
C14				HP Inc
2.98%, 06/15/2046		1,000	1,020	3.75%, 12/01/2020	121	126
WFRBS Commercial Mortgage Trust 2014-				4.65%, 12/09/2021	680	729
C20				6.00%, 09/15/2041	154	157
3.04%, 05/15/2047(a)		500	510	International Business Machines Corp
WFRBS Commercial Mortgage Trust 2014-				1.63%, 05/15/2020	700	695
LC14				2.25%, 02/19/2021	300	301
1.19%, 03/15/2047		193	193	3.38%, 08/01/2023	300	311
			$39,116	4.70%, 02/19/2046	185	204
Commercial Services - 0.18%				5.60%, 11/30/2039	92	113
Black Knight InfoServ LLC / Black Knight				5.88%, 11/29/2032	200	253
Lending Solutions Inc				6.22%, 08/01/2027	351	438
5.75%, 04/15/2023		200	210	Seagate HDD Cayman
California Institute of Technology				4.75%, 06/01/2023	500	503
4.32%, 08/01/2045		80	86			$16,324
Duke University				Consumer Products - 0.03%
3.20%, 10/01/2038		500	455	Clorox Co/The
3.30%, 10/01/2046		400	354	3.80%, 11/15/2021	128	134
Ecolab Inc				Kimberly-Clark Corp
4.35%, 12/08/2021		102	110	2.40%, 03/01/2022	257	255
5.50%, 12/08/2041		307	363	2.40%, 06/01/2023	150	148
Massachusetts Institute of Technology				3.70%, 06/01/2043	150	141
3.89%, 07/01/2116		250	217	7.50%, 11/01/2018	18	20
4.68%, 07/01/2114		250	258			$698
Moody's Corp				Cosmetics & Personal Care - 0.03%
5.25%, 07/15/2044		500	556	Colgate-Palmolive Co
President & Fellows of Harvard College				2.95%, 11/01/2020	154	160
3.15%, 07/15/2046		350	323	Procter & Gamble Co/The
S&P Global Inc				2.30%, 02/06/2022	411	413
4.40%, 02/15/2026		160	170	5.55%, 03/05/2037	48	63
6.55%, 11/15/2037		51	61			$636
University of Southern California				Credit Card Asset Backed Securities - 0.25%
5.25%, 10/01/2111		30	35	Capital One Multi-Asset Execution Trust
Verisk Analytics Inc				5.75%, 07/15/2020	1	1
4.00%, 06/15/2025		500	508	Chase Issuance Trust
				1.36%, 04/15/2020	1,000	999
				1.38%, 11/15/2019	1,000	1,000

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Credit Card Asset Backed Securities (continued)			Diversified Financial Services (continued)
Citibank Credit Card Issuance Trust			Synchrony Financial	(continued)
2.19%, 11/20/2023	$1,000	$999	4.25%, 08/15/2024		$300	$307
2.68%, 06/07/2023(a)	1,000	1,019	Visa Inc
2.88%, 01/23/2023	500	514	2.20%, 12/14/2020		585	587
Synchrony Credit Card Master Note Trust			3.15%, 12/14/2025		565	567
2015-2			4.15%, 12/14/2035		215	225
1.60%, 04/15/2021(a)	1,000	1,000	4.30%, 12/14/2045		375	394
		$5,532				$17,476
Distribution & Wholesale - 0.02%			Electric - 1.64%
WW Grainger Inc			Alabama Power Co
4.60%, 06/15/2045	500	540	2.80%, 04/01/2025		500	484
			4.30%, 01/02/2046		400	410
Diversified Financial Services - 0.78%			Ameren Illinois Co
AerCap Ireland Capital DAC / AerCap Global			2.70%, 09/01/2022		300	302
Aviation Trust			Appalachian Power Co
3.95%, 02/01/2022	500	514	6.70%, 08/15/2037		277	355
Air Lease Corp			7.00%, 04/01/2038		120	161
3.38%, 01/15/2019	400	409	Arizona Public Service Co
American Express Co			3.35%, 06/15/2024		200	203
2.65%, 12/02/2022	400	396	4.50%, 04/01/2042		77	82
3.63%, 12/05/2024	500	503	Berkshire Hathaway Energy Co
American Express Credit Corp			2.00%, 11/15/2018		750	752
2.25%, 08/15/2019	500	504	3.75%, 11/15/2023		1,000	1,045
2.25%, 05/05/2021	500	496	6.13%, 04/01/2036		156	195
Ameriprise Financial Inc			CMS Energy Corp
4.00%, 10/15/2023	200	212	3.45%, 08/15/2027		350	348
7.30%, 06/28/2019	600	667	5.05%, 03/15/2022		500	547
BlackRock Inc			Commonwealth Edison Co
3.38%, 06/01/2022	200	208	4.00%, 08/01/2020		510	537
3.50%, 03/18/2024	500	522	Consolidated Edison Co of New York Inc
4.25%, 05/24/2021	500	535	4.20%, 03/15/2042		128	130
5.00%, 12/10/2019	25	27	4.30%, 12/01/2056		230	231
Capital One Bank USA NA			5.50%, 12/01/2039		400	475
2.30%, 06/05/2019	400	401	5.85%, 03/15/2036		51	62
3.38%, 02/15/2023	300	299	6.65%, 04/01/2019		51	56
Charles Schwab Corp/The			6.75%, 04/01/2038		125	169
2.20%, 07/25/2018	300	302	Delmarva Power & Light Co
3.45%, 02/13/2026	250	255	4.15%, 05/15/2045		350	359
CME Group Inc			Dominion Resources Inc/VA
3.00%, 03/15/2025	500	500	4.70%, 12/01/2044		300	309
5.30%, 09/15/2043	200	239	4.90%, 08/01/2041		77	81
Credit Suisse USA Inc			5.95%, 06/15/2035		800	936
7.13%, 07/15/2032	300	405	DTE Electric Co
Discover Financial Services			3.45%, 10/01/2020		405	419
4.10%, 02/09/2027	500	500	6.63%, 06/01/2036		120	158
GE Capital International Funding Co			DTE Energy Co
Unlimited Co			3.50%, 06/01/2024		500	501
2.34%, 11/15/2020	500	502	Duke Energy Carolinas LLC
3.37%, 11/15/2025	1,000	1,026	2.50%, 03/15/2023		279	276
4.42%, 11/15/2035	2,000	2,112	3.90%, 06/15/2021		410	434
HSBC Finance Corp			4.00%, 09/30/2042		100	100
6.68%, 01/15/2021	349	395	5.30%, 02/15/2040		512	606
International Lease Finance Corp			Duke Energy Corp
7.13%, 09/01/2018(c)	500	534	2.65%, 09/01/2026		500	466
Jefferies Group LLC			3.75%, 04/15/2024		500	514
6.50%, 01/20/2043	200	217	3.75%, 09/01/2046		600	539
6.88%, 04/15/2021	27	31	Duke Energy Florida LLC
8.50%, 07/15/2019	12	14	3.40%, 10/01/2046		300	269
Mastercard Inc			4.55%, 04/01/2020		77	82
2.00%, 04/01/2019	300	302	5.65%, 06/15/2018		128	134
Nasdaq Inc			5.65%, 04/01/2040		25	31
4.25%, 06/01/2024	350	362	6.40%, 06/15/2038		66	88
National Rural Utilities Cooperative Finance			Duke Energy Indiana LLC
Corp			3.75%, 07/15/2020		37	39
3.05%, 02/15/2022	102	104	4.20%, 03/15/2042		128	130
3.25%, 11/01/2025	500	505	6.12%, 10/15/2035		77	94
10.38%, 11/01/2018	218	247	6.45%, 04/01/2039		300	398
Nomura Holdings Inc			Duke Energy Ohio Inc
2.75%, 03/19/2019	500	505	5.45%, 04/01/2019		128	137
6.70%, 03/04/2020	129	144	Duke Energy Progress LLC
Synchrony Financial			4.15%, 12/01/2044		300	305
2.70%, 02/03/2020	500	502

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Electric (continued)
Entergy Arkansas Inc			PSEG Power LLC
3.70%, 06/01/2024	$500	$522	2.45%, 11/15/2018	$180	$181
3.75%, 02/15/2021	25	26	5.13%, 04/15/2020	300	323
Entergy Corp			Public Service Co of Colorado
5.13%, 09/15/2020	89	96	4.75%, 08/15/2041	550	603
Exelon Generation Co LLC			Public Service Co of New Mexico
4.25%, 06/15/2022	500	523	7.95%, 05/15/2018	154	164
5.20%, 10/01/2019	102	109	Public Service Electric & Gas Co
6.25%, 10/01/2039	344	357	3.50%, 08/15/2020	73	76
Florida Power & Light Co			3.65%, 09/01/2042	200	191
5.65%, 02/01/2037	478	587	4.15%, 11/01/2045	500	507
5.69%, 03/01/2040	48	59	Puget Sound Energy Inc
Georgia Power Co			5.80%, 03/15/2040	351	431
4.25%, 12/01/2019	77	81	San Diego Gas & Electric Co
4.30%, 03/15/2042	228	219	5.35%, 05/15/2040	84	99
Great Plains Energy Inc			South Carolina Electric & Gas Co
3.90%, 04/01/2027	180	182	4.10%, 06/15/2046	300	290
4.85%, 06/01/2021	77	82	5.45%, 02/01/2041	77	87
Hydro-Quebec			Southern California Edison Co
8.05%, 07/07/2024	102	134	2.40%, 02/01/2022	300	299
Iberdrola International BV			4.05%, 03/15/2042	668	677
6.75%, 07/15/2036	128	161	5.50%, 03/15/2040	102	123
Kentucky Utilities Co			5.95%, 02/01/2038	117	148
4.65%, 11/15/2043	350	380	Southern Co/The
LG&E & KU Energy LLC			2.15%, 09/01/2019	500	500
3.75%, 11/15/2020	77	80	2.35%, 07/01/2021	500	491
Louisville Gas & Electric Co			3.25%, 07/01/2026	500	477
3.30%, 10/01/2025	50	50	4.40%, 07/01/2046	500	478
5.13%, 11/15/2040	51	58	5.50%, 03/15/2057(a)	400	413
MidAmerican Energy Co			Southern Power Co
4.25%, 05/01/2046	500	516	5.25%, 07/15/2043	200	206
Mississippi Power Co			Southwestern Electric Power Co
4.25%, 03/15/2042	100	86	2.75%, 10/01/2026	750	709
Nevada Power Co			6.20%, 03/15/2040	51	63
6.50%, 05/15/2018	77	81	6.45%, 01/15/2019	125	134
6.65%, 04/01/2036	400	528	Tampa Electric Co
7.13%, 03/15/2019	12	13	4.35%, 05/15/2044	200	198
NextEra Energy Capital Holdings Inc			TransAlta Corp
4.50%, 06/01/2021	351	374	6.50%, 03/15/2040	25	23
Northern States Power Co/MN			Union Electric Co
3.40%, 08/15/2042	100	92	3.50%, 04/15/2024	500	516
5.25%, 03/01/2018	41	42	Virginia Electric & Power Co
5.35%, 11/01/2039	82	99	2.75%, 03/15/2023	500	497
NorthWestern Corp			4.00%, 11/15/2046	500	494
4.18%, 11/15/2044	300	297	4.65%, 08/15/2043	250	272
NSTAR Electric Co			6.00%, 05/15/2037	77	96
2.38%, 10/15/2022	750	738	8.88%, 11/15/2038	10	16
Oglethorpe Power Corp			WEC Energy Group Inc
4.20%, 12/01/2042	250	234	3.55%, 06/15/2025	110	112
Oncor Electric Delivery Co LLC			Westar Energy Inc
5.25%, 09/30/2040	51	60	4.25%, 12/01/2045	500	500
6.80%, 09/01/2018	374	400	5.10%, 07/15/2020	167	181
7.25%, 01/15/2033	300	410	Wisconsin Electric Power Co
Pacific Gas & Electric Co			5.70%, 12/01/2036	750	921
3.25%, 06/15/2023	1,000	1,018			$36,476
3.50%, 10/01/2020	25	26	Electrical Components & Equipment - 0.01%
4.45%, 04/15/2042	102	107	Emerson Electric Co
5.40%, 01/15/2040	128	151	2.63%, 02/15/2023	100	100
6.05%, 03/01/2034	452	566	4.88%, 10/15/2019	25	27
PacifiCorp					$127
5.65%, 07/15/2018	70	74	Electronics - 0.10%
6.25%, 10/15/2037	92	119	Arrow Electronics Inc
PECO Energy Co			3.00%, 03/01/2018	300	303
2.38%, 09/15/2022	100	99	4.50%, 03/01/2023	200	208
4.80%, 10/15/2043	250	275	Corning Inc
PPL Capital Funding Inc			4.75%, 03/15/2042	102	103
3.40%, 06/01/2023	300	303	Fortive Corp
4.70%, 06/01/2043	100	102	3.15%, 06/15/2026(c)	500	494
PPL Electric Utilities Corp			Honeywell International Inc
2.50%, 09/01/2022	200	197	3.35%, 12/01/2023	265	274
Progress Energy Inc			5.38%, 03/01/2041	77	92
3.15%, 04/01/2022	128	129
7.75%, 03/01/2031	136	189

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Electronics (continued)				Finance - Mortgage Loan/Banker (continued)
Honeywell International Inc	(continued)			Federal Home Loan Banks	(continued)
5.70%, 03/15/2037		$12	$15	1.63%, 06/14/2019		$500	$502
Jabil Circuit Inc				1.65%, 01/06/2020		400	399
4.70%, 09/15/2022		100	103	1.75%, 12/14/2018		1,500	1,513
Keysight Technologies Inc				1.88%, 03/13/2020		500	504
3.30%, 10/30/2019		500	508	5.50%, 07/15/2036		180	238
Koninklijke Philips NV				5.63%, 06/11/2021		350	402
5.00%, 03/15/2042		128	134	Freddie Mac
Tyco Electronics Group SA				0.75%, 04/09/2018		1,750	1,743
7.13%, 10/01/2037		14	18	0.88%, 10/12/2018		250	249
			$2,252	0.88%, 07/19/2019		250	247
Engineering & Construction - 0.00%				1.00%, 05/25/2018		600	599
ABB Finance USA Inc				1.25%, 08/01/2019		500	498
2.88%, 05/08/2022		100	101	1.25%, 10/02/2019		1,000	994
				1.38%, 05/01/2020		1,000	992
Environmental Control - 0.07%				1.40%, 08/22/2019		500	499
Republic Services Inc				1.50%, 01/17/2020		1,000	998
2.90%, 07/01/2026		500	483	1.75%, 05/30/2019		500	504
4.75%, 05/15/2023		51	56	2.38%, 01/13/2022		1,757	1,789
5.25%, 11/15/2021		200	223	3.75%, 03/27/2019		1,052	1,101
5.50%, 09/15/2019		104	112	4.88%, 06/13/2018		212	221
Waste Management Inc				6.25%, 07/15/2032		231	322
3.90%, 03/01/2035		200	199	6.75%, 03/15/2031		577	826
4.10%, 03/01/2045		200	200				$41,025
4.60%, 03/01/2021		350	377	Food- 0.34%
			$1,650	Campbell Soup Co
Federal & Federally Sponsored Credit - 0.09%				3.30%, 03/19/2025		300	302
Federal Farm Credit Banks				4.25%, 04/15/2021		51	54
0.75%, 04/18/2018		1,000	996	Conagra Brands Inc
0.88%, 09/14/2018		750	746	3.20%, 01/25/2023		567	569
1.58%, 02/17/2021		175	173	3.25%, 09/15/2022		100	101
			$1,915	General Mills Inc
Finance - Mortgage Loan/Banker - 1.84%				3.15%, 12/15/2021		77	79
Fannie Mae				5.65%, 02/15/2019		75	80
0.00%, 10/09/2019(b)		890	849	Hershey Co/The
0.88%, 12/27/2017		450	449	3.38%, 08/15/2046		350	313
0.88%, 05/21/2018		950	947	Kellogg Co
1.00%, 04/30/2018		575	574	2.65%, 12/01/2023		500	488
1.00%, 02/26/2019		1,000	993	3.25%, 04/01/2026		500	489
1.13%, 07/20/2018		500	500	Koninklijke Ahold Delhaize NV
1.13%, 07/26/2019		2,300	2,281	5.70%, 10/01/2040		102	116
1.25%, 02/26/2019		2,400	2,392	Kraft Heinz Foods Co
1.25%, 05/06/2021		500	488	2.00%, 07/02/2018		420	421
1.25%, 08/17/2021		500	486	3.50%, 06/06/2022		300	307
1.38%, 01/28/2019		750	751	3.95%, 07/15/2025		600	609
1.38%, 10/07/2021		400	390	4.38%, 06/01/2046		335	314
1.50%, 11/30/2020		500	496	5.00%, 06/04/2042		200	204
1.63%, 11/27/2018		1,000	1,006	5.20%, 07/15/2045		200	209
1.63%, 01/21/2020		1,000	1,002	5.38%, 02/10/2020		95	103
1.70%, 01/27/2020		500	500	6.50%, 02/09/2040		75	90
1.75%, 09/12/2019		300	302	6.88%, 01/26/2039		161	201
1.75%, 11/26/2019		750	755	Kroger Co/The
1.88%, 09/18/2018		1,300	1,313	3.30%, 01/15/2021		321	329
1.88%, 12/28/2020		500	502	3.40%, 04/15/2022		154	157
2.00%, 01/05/2022		400	400	5.15%, 08/01/2043		300	322
2.13%, 04/24/2026		500	478	5.40%, 07/15/2040		25	28
2.63%, 09/06/2024		750	761	6.15%, 01/15/2020		12	13
5.63%, 07/15/2037		200	269	Sysco Corp
6.63%, 11/15/2030		602	849	4.85%, 10/01/2045		250	264
7.13%, 01/15/2030		199	287	5.38%, 09/21/2035		500	561
7.25%, 05/15/2030		280	411	Tyson Foods Inc
Federal Home Loan Banks				2.65%, 08/15/2019		350	354
0.63%, 08/07/2018		250	248	Unilever Capital Corp
0.88%, 06/29/2018		750	747	2.20%, 03/06/2019		250	252
0.88%, 10/01/2018		500	497	5.90%, 11/15/2032		230	295
0.88%, 08/05/2019		500	494				$7,624
1.00%, 09/26/2019		500	495	Forest Products & Paper - 0.12%
1.13%, 06/21/2019		500	497	Celulosa Arauco y Constitucion SA
1.13%, 07/14/2021		500	484	4.50%, 08/01/2024		500	513
1.25%, 01/16/2019		750	749	Georgia-Pacific LLC
1.38%, 11/15/2019		1,000	997	7.75%, 11/15/2029		51	71
1.38%, 02/18/2021		250	246

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Forest Products & Paper (continued)			Healthcare - Services (continued)
Georgia-Pacific LLC (continued)			Anthem Inc (continued)
8.00%, 01/15/2024	$228	$292	4.65%, 01/15/2043	$100	$102
International Paper Co			4.85%, 08/15/2054	500	518
3.65%, 06/15/2024	443	451	5.85%, 01/15/2036	250	290
4.40%, 08/15/2047	350	330	Ascension Health
4.75%, 02/15/2022	813	883	3.95%, 11/15/2046	500	487
7.30%, 11/15/2039	25	32	Baylor Scott & White Holdings
7.50%, 08/15/2021	136	162	3.97%, 11/15/2046	232	221
		$2,734	Children's Hospital Corp/The
Gas- 0.14%			4.12%, 01/01/2047	500	506
Atmos Energy Corp			Cigna Corp
4.13%, 10/15/2044	400	401	3.25%, 04/15/2025	750	741
Dominion Gas Holdings LLC			5.38%, 02/15/2042	128	148
4.80%, 11/01/2043	300	315	Coventry Health Care Inc
NiSource Finance Corp			5.45%, 06/15/2021	500	553
5.95%, 06/15/2041	525	629	Dignity Health
ONE Gas Inc			2.64%, 11/01/2019	500	502
2.07%, 02/01/2019	500	502	Howard Hughes Medical Institute
Piedmont Natural Gas Co Inc			3.50%, 09/01/2023	400	419
4.10%, 09/18/2034	500	486	Humana Inc
Sempra Energy			4.95%, 10/01/2044	300	315
6.00%, 10/15/2039	112	134	Laboratory Corp of America Holdings
6.15%, 06/15/2018	120	126	4.63%, 11/15/2020	500	533
Southern California Gas Co			Memorial Sloan-Kettering Cancer Center
3.15%, 09/15/2024	500	509	4.13%, 07/01/2052	750	739
		$3,102	4.20%, 07/01/2055	250	248
Hand & Machine Tools - 0.01%			Partners Healthcare System Inc
Stanley Black & Decker Inc			4.12%, 07/01/2055	300	286
2.90%, 11/01/2022	200	202	Quest Diagnostics Inc
			3.50%, 03/30/2025	500	495
Healthcare - Products - 0.46%			4.70%, 04/01/2021	102	110
Abbott Laboratories			4.75%, 01/30/2020	3	3
2.90%, 11/30/2021	520	522	UnitedHealth Group Inc
3.25%, 04/15/2023	600	599	1.90%, 07/16/2018	1,000	1,004
3.75%, 11/30/2026	470	469	2.88%, 03/15/2022	180	184
4.90%, 11/30/2046	350	363	3.45%, 01/15/2027	500	507
5.30%, 05/27/2040	200	215	3.75%, 07/15/2025	290	303
Becton Dickinson and Co			4.38%, 03/15/2042	750	777
2.68%, 12/15/2019	305	309	4.70%, 02/15/2021	90	97
3.25%, 11/12/2020	500	515	6.50%, 06/15/2037	77	101
3.73%, 12/15/2024	364	375	6.88%, 02/15/2038	141	192
4.69%, 12/15/2044	250	261			$11,678
5.00%, 11/12/2040	51	55	Home Furnishings - 0.00%
Boston Scientific Corp			Whirlpool Corp
3.85%, 05/15/2025	500	508	4.85%, 06/15/2021	77	83
4.13%, 10/01/2023	350	366
6.00%, 01/15/2020	51	56	Housewares - 0.09%
7.38%, 01/15/2040	51	64	Newell Brands Inc
Medtronic Inc			2.88%, 12/01/2019	400	407
2.50%, 03/15/2020	350	355	3.85%, 04/01/2023	350	362
3.15%, 03/15/2022	500	515	3.90%, 11/01/2025	350	359
3.50%, 03/15/2025	1,850	1,893	4.20%, 04/01/2026	500	520
4.63%, 03/15/2045	600	644	5.38%, 04/01/2036	350	393
Stryker Corp					$2,041
2.00%, 03/08/2019	350	351	Insurance - 0.84%
3.50%, 03/15/2026	500	505	Aflac Inc
4.10%, 04/01/2043	200	190	3.63%, 11/15/2024	200	206
4.38%, 01/15/2020	25	27	6.45%, 08/15/2040	35	46
Thermo Fisher Scientific Inc			Allied World Assurance Co Holdings Ltd
2.40%, 02/01/2019	500	504	4.35%, 10/29/2025	500	501
2.95%, 09/19/2026	500	476	Allstate Corp/The
4.70%, 05/01/2020	51	54	3.28%, 12/15/2026	500	502
		$10,191	5.55%, 05/09/2035	200	240
Healthcare - Services - 0.52%			American International Group Inc
Aetna Inc			3.88%, 01/15/2035	750	685
4.13%, 06/01/2021	102	108	3.90%, 04/01/2026	750	753
4.13%, 11/15/2042	100	98	4.70%, 07/10/2035	750	759
6.63%, 06/15/2036	105	136	4.88%, 06/01/2022	250	271
6.75%, 12/15/2037	112	150	Aon Corp
Anthem Inc			5.00%, 09/30/2020	128	138
2.30%, 07/15/2018	500	502
3.30%, 01/15/2023	300	303

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Insurance (continued)			Insurance (continued)
Aon PLC			Validus Holdings Ltd
4.45%, 05/24/2043	$300	$282	8.88%, 01/26/2040	$51	$71
Arch Capital Finance LLC			WR Berkley Corp
5.03%, 12/15/2046	250	267	6.25%, 02/15/2037	29	34
Arch Capital Group US Inc			XLIT Ltd
5.14%, 11/01/2043	375	401	2.30%, 12/15/2018	350	352
AXA SA			5.25%, 12/15/2043	400	428
8.60%, 12/15/2030	38	53			$18,776
Berkshire Hathaway Finance Corp			Internet - 0.16%
1.30%, 05/15/2018	300	300	Alibaba Group Holding Ltd
2.00%, 08/15/2018	500	504	3.13%, 11/28/2021	270	273
4.25%, 01/15/2021	102	110	Alphabet Inc
4.30%, 05/15/2043	300	308	3.38%, 02/25/2024	500	522
5.75%, 01/15/2040	115	143	3.63%, 05/19/2021	51	54
Berkshire Hathaway Inc			Amazon.com Inc
2.20%, 03/15/2021	380	380	2.50%, 11/29/2022	100	99
3.13%, 03/15/2026	330	330	2.60%, 12/05/2019	250	255
3.40%, 01/31/2022	205	214	4.95%, 12/05/2044	500	565
Chubb Corp/The			Baidu Inc
6.50%, 05/15/2038	10	13	3.25%, 08/06/2018	500	507
Chubb INA Holdings Inc			eBay Inc
2.88%, 11/03/2022	500	504	2.60%, 07/15/2022	600	592
6.70%, 05/15/2036	250	336	3.80%, 03/09/2022	500	520
CNA Financial Corp			4.00%, 07/15/2042	100	85
5.75%, 08/15/2021	77	86	Expedia Inc
Hartford Financial Services Group Inc/The			7.46%, 08/15/2018	128	137
4.30%, 04/15/2043	250	241			$3,609
6.63%, 03/30/2040	25	32	Investment Companies - 0.01%
Lincoln National Corp			Prospect Capital Corp
4.00%, 09/01/2023	1,000	1,045	5.00%, 07/15/2019	250	257
6.15%, 04/07/2036	6	7
7.00%, 06/15/2040	47	61	Iron & Steel - 0.10%
8.75%, 07/01/2019	44	50	Nucor Corp
Loews Corp			4.00%, 08/01/2023	500	529
2.63%, 05/15/2023	200	196	Vale Overseas Ltd
4.13%, 05/15/2043	200	192	4.38%, 01/11/2022	300	305
Manulife Financial Corp			5.63%, 09/15/2019	546	579
5.38%, 03/04/2046	250	290	6.88%, 11/21/2036	617	663
Marsh & McLennan Cos Inc			8.25%, 01/17/2034	38	45
2.35%, 03/06/2020	300	301			$2,121
3.75%, 03/14/2026	750	772	Lodging - 0.06%
MetLife Inc			Marriott International Inc/MD
3.00%, 03/01/2025	300	296	2.88%, 03/01/2021	500	505
3.60%, 04/10/2024	250	258	3.13%, 10/15/2021	500	509
4.37%, 09/15/2023(a)	200	215
			Wyndham Worldwide Corp
4.60%, 05/13/2046	500	527	3.90%, 03/01/2023	300	303
5.70%, 06/15/2035	164	197			$1,317
6.40%, 12/15/2066(a)	288	316
			Machinery - Construction & Mining - 0.07%
7.72%, 02/15/2019	225	248	Caterpillar Financial Services Corp
PartnerRe Finance B LLC			1.70%, 08/09/2021	350	337
5.50%, 06/01/2020	115	126	1.93%, 10/01/2021	190	185
Progressive Corp/The			2.45%, 09/06/2018	200	202
3.75%, 08/23/2021	277	292	7.15%, 02/15/2019	113	124
4.35%, 04/25/2044	200	210	Caterpillar Inc
Protective Life Corp			3.80%, 08/15/2042	105	100
8.45%, 10/15/2039	51	72	4.75%, 05/15/2064	350	372
Prudential Financial Inc			6.05%, 08/15/2036	132	165
3.50%, 05/15/2024	1,200	1,234			$1,485
4.50%, 11/16/2021	128	138
5.20%, 03/15/2044(a)	350	359	Machinery - Diversified - 0.14%
5.70%, 12/14/2036	25	29	Deere & Co
5.88%, 09/15/2042(a)	100	109	4.38%, 10/16/2019	56	59
6.63%, 12/01/2037	126	163	5.38%, 10/16/2029	500	599
7.38%, 06/15/2019	350	390	John Deere Capital Corp
Reinsurance Group of America Inc			1.25%, 10/09/2019	300	295
4.70%, 09/15/2023	200	215	3.90%, 07/12/2021	500	529
Travelers Cos Inc/The			Rockwell Automation Inc
5.90%, 06/02/2019	350	380	2.05%, 03/01/2020	250	249
6.25%, 06/15/2037	12	16	6.25%, 12/01/2037	51	64
6.75%, 06/20/2036	51	69	Roper Technologies Inc
Trinity Acquisition PLC			2.80%, 12/15/2021	500	501
4.40%, 03/15/2026	500	513	3.13%, 11/15/2022	750	757

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Machinery - Diversified (continued)			Media (continued)
Xylem Inc/NY			Time Warner Inc
4.88%, 10/01/2021	$19	$21	3.60%, 07/15/2025	$1,000	$989
		$3,074	4.00%, 01/15/2022	180	188
Media- 0.99%			4.05%, 12/15/2023	500	518
21st Century Fox America Inc			4.65%, 06/01/2044	500	473
3.70%, 10/15/2025	500	507	4.70%, 01/15/2021	81	87
4.50%, 02/15/2021	200	213	4.88%, 03/15/2020	42	45
4.95%, 10/15/2045	350	362	5.38%, 10/15/2041	128	134
5.65%, 08/15/2020	51	56	6.10%, 07/15/2040	43	48
6.15%, 02/15/2041	577	689	6.20%, 03/15/2040	51	58
6.20%, 12/15/2034	154	182	7.63%, 04/15/2031	445	597
6.40%, 12/15/2035	128	155	Viacom Inc
6.90%, 03/01/2019	154	168	3.25%, 03/15/2023	750	731
CBS Corp			3.88%, 12/15/2021	128	133
4.00%, 01/15/2026	500	512	4.38%, 03/15/2043	400	347
4.30%, 02/15/2021	535	565	6.88%, 04/30/2036	166	190
4.85%, 07/01/2042	200	201	Walt Disney Co/The
5.75%, 04/15/2020	65	71	2.30%, 02/12/2021	500	504
7.88%, 07/30/2030	178	241	2.35%, 12/01/2022	750	745
Charter Communications Operating LLC /			2.75%, 08/16/2021	102	104
Charter Communications Operating Capital			3.70%, 12/01/2042	100	96
4.46%, 07/23/2022	300	316	3.75%, 06/01/2021	200	212
4.91%, 07/23/2025	300	317	7.00%, 03/01/2032	51	71
6.38%, 10/23/2035	300	341			$22,072
Comcast Corp			Metal Fabrication & Hardware - 0.02%
2.75%, 03/01/2023	80	80	Precision Castparts Corp
2.85%, 01/15/2023	100	100	2.50%, 01/15/2023	100	99
3.38%, 08/15/2025	500	505	4.38%, 06/15/2045	250	262
4.20%, 08/15/2034	750	765			$361
4.25%, 01/15/2033	100	103	Mining - 0.24%
4.40%, 08/15/2035	500	518	Barrick Gold Corp
4.60%, 08/15/2045	250	259	4.10%, 05/01/2023	1,298	1,392
4.65%, 07/15/2042	100	104	Barrick North America Finance LLC
5.15%, 03/01/2020	774	843	4.40%, 05/30/2021	157	168
6.40%, 03/01/2040	500	641	Barrick PD Australia Finance Pty Ltd
6.45%, 03/15/2037	60	76	5.95%, 10/15/2039	90	103
6.95%, 08/15/2037	274	368	BHP Billiton Finance USA Ltd
Discovery Communications LLC			4.13%, 02/24/2042	328	328
3.25%, 04/01/2023	200	195	5.00%, 09/30/2043	500	560
4.38%, 06/15/2021	500	527	Goldcorp Inc
4.90%, 03/11/2026	500	520	3.63%, 06/09/2021	300	309
5.63%, 08/15/2019	32	35	Newmont Mining Corp
6.35%, 06/01/2040	43	45	6.25%, 10/01/2039	515	598
Grupo Televisa SAB			Rio Tinto Alcan Inc
4.63%, 01/30/2026	500	515	6.13%, 12/15/2033	77	87
6.63%, 03/18/2025	200	232	Rio Tinto Finance USA Ltd
Historic TW Inc			7.13%, 07/15/2028	512	671
6.88%, 06/15/2018	25	27	9.00%, 05/01/2019	83	95
NBCUniversal Media LLC			Rio Tinto Finance USA PLC
4.38%, 04/01/2021	151	162	4.75%, 03/22/2042	328	354
5.15%, 04/30/2020	575	628	Southern Copper Corp
5.95%, 04/01/2041	100	122	5.38%, 04/16/2020	25	27
6.40%, 04/30/2040	251	320	5.88%, 04/23/2045	350	363
RELX Capital Inc			6.75%, 04/16/2040	258	291
3.13%, 10/15/2022	125	125			$5,346
Scripps Networks Interactive Inc			Miscellaneous Manufacturers - 0.43%
2.80%, 06/15/2020	500	505	3M Co
Thomson Reuters Corp			1.63%, 09/19/2021	500	489
3.95%, 09/30/2021	175	183	3.13%, 09/19/2046	300	264
4.50%, 05/23/2043	300	282	5.70%, 03/15/2037	38	47
5.85%, 04/15/2040	25	28	Crane Co
Time Warner Cable LLC			4.45%, 12/15/2023	100	105
4.00%, 09/01/2021	180	187	Dover Corp
5.50%, 09/01/2041	300	308	5.38%, 03/01/2041	77	91
6.55%, 05/01/2037	151	173	Eaton Corp
6.75%, 07/01/2018	51	54	2.75%, 11/02/2022	100	99
6.75%, 06/15/2039	77	89	4.00%, 11/02/2032	100	101
7.30%, 07/01/2038	300	372	4.15%, 11/02/2042	50	49
8.25%, 04/01/2019	654	729	General Electric Co
8.75%, 02/14/2019	48	54	2.20%, 01/09/2020	1,110	1,122
Time Warner Entertainment Co LP			2.70%, 10/09/2022	300	302
8.38%, 07/15/2033	95	127	4.13%, 10/09/2042	300	306

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Miscellaneous Manufacturers (continued)			Oil & Gas (continued)
General Electric Co (continued)			ConocoPhillips Co
4.63%, 01/07/2021	$77	$84	3.35%, 05/15/2025	$750	$753
5.30%, 02/11/2021	308	341	4.30%, 11/15/2044	400	398
5.50%, 01/08/2020	295	323	ConocoPhillips Holding Co
5.63%, 05/01/2018	800	837	6.95%, 04/15/2029	202	261
6.00%, 08/07/2019	181	199	Devon Energy Corp
6.15%, 08/07/2037	155	201	5.60%, 07/15/2041	125	132
6.75%, 03/15/2032	881	1,188	Ecopetrol SA
6.88%, 01/10/2039	500	710	4.13%, 01/16/2025	500	484
Illinois Tool Works Inc			4.25%, 09/18/2018	250	257
2.65%, 11/15/2026	500	482	5.88%, 09/18/2023	250	271
3.50%, 03/01/2024	350	363	EOG Resources Inc
Ingersoll-Rand Global Holding Co Ltd			2.63%, 03/15/2023	200	195
6.88%, 08/15/2018	490	523	4.15%, 01/15/2026	350	366
Ingersoll-Rand Luxembourg Finance SA			4.40%, 06/01/2020	51	54
4.65%, 11/01/2044	300	311	EQT Corp
Parker-Hannifin Corp			6.50%, 04/01/2018	127	133
3.50%, 09/15/2022	577	603	Exxon Mobil Corp
Textron Inc			1.31%, 03/06/2018	570	570
3.65%, 03/01/2021	500	514	2.22%, 03/01/2021	480	481
		$9,654	3.04%, 03/01/2026	270	270
Office & Business Equipment - 0.08%			3.18%, 03/15/2024	500	514
Pitney Bowes Inc			3.57%, 03/06/2045	300	282
3.38%, 10/01/2021	750	737	4.11%, 03/01/2046	90	93
Xerox Corp			Hess Corp
2.75%, 09/01/2020	415	411	5.60%, 02/15/2041	51	51
4.07%, 03/17/2022(c)	303	308	7.13%, 03/15/2033	221	254
4.50%, 05/15/2021	226	236	7.30%, 08/15/2031	25	29
		$1,692	HollyFrontier Corp
Oil & Gas - 1.86%			5.88%, 04/01/2026	475	504
Anadarko Finance Co			Husky Energy Inc
7.50%, 05/01/2031	77	98	7.25%, 12/15/2019	550	619
Anadarko Petroleum Corp			Marathon Oil Corp
4.50%, 07/15/2044	100	94	3.85%, 06/01/2025	500	492
6.20%, 03/15/2040	25	28	6.60%, 10/01/2037	223	253
6.45%, 09/15/2036	725	856	Marathon Petroleum Corp
Apache Corp			3.63%, 09/15/2024	400	394
3.63%, 02/01/2021	577	596	5.00%, 09/15/2054	200	174
4.75%, 04/15/2043	128	128	5.13%, 03/01/2021	77	83
5.10%, 09/01/2040	92	95	Nexen Energy ULC
BP Capital Markets PLC			5.88%, 03/10/2035	500	585
2.24%, 09/26/2018	1,000	1,007	6.40%, 05/15/2037	157	195
2.32%, 02/13/2020	200	202	7.50%, 07/30/2039	15	21
2.50%, 11/06/2022	1,200	1,177	Noble Energy Inc
3.06%, 03/17/2022	300	304	5.25%, 11/15/2043	350	364
3.22%, 04/14/2024	400	400	6.00%, 03/01/2041	102	113
3.56%, 11/01/2021	200	208	8.25%, 03/01/2019	400	445
3.81%, 02/10/2024	400	415	Occidental Petroleum Corp
4.74%, 03/11/2021	128	139	2.70%, 02/15/2023	300	296
4.75%, 03/10/2019	25	26	3.50%, 06/15/2025	500	505
Canadian Natural Resources Ltd			4.10%, 02/15/2047	270	261
6.25%, 03/15/2038	1,164	1,332	Petro-Canada
Chevron Corp			5.95%, 05/15/2035	400	469
1.79%, 11/16/2018	790	792	6.80%, 05/15/2038	12	15
2.36%, 12/05/2022	300	297	7.88%, 06/15/2026	200	257
2.41%, 03/03/2022	500	499	Petroleos Mexicanos
2.43%, 06/24/2020	450	455	3.50%, 07/18/2018	1,400	1,421
2.95%, 05/16/2026	355	351	3.50%, 07/23/2020	350	353
4.95%, 03/03/2019	400	424	4.50%, 01/23/2026	1,000	959
CNOOC Finance 2013 Ltd			4.88%, 01/24/2022	385	396
1.75%, 05/09/2018	150	149	5.50%, 01/21/2021	208	220
3.00%, 05/09/2023	150	146	5.50%, 06/27/2044	350	309
4.25%, 05/09/2043	100	98	5.75%, 03/01/2018	45	46
CNOOC Nexen Finance 2014 ULC			6.38%, 01/23/2045	400	390
			6.50%, 03/13/2027(c)	1,000	1,076
4.25%, 04/30/2024	500	521
Conoco Funding Co			6.63%, 06/15/2035	1,036	1,067
7.25%, 10/15/2031	200	267	6.75%, 09/21/2047	350	355
ConocoPhillips			Phillips 66
6.00%, 01/15/2020	293	324	4.30%, 04/01/2022	1,128	1,196
6.50%, 02/01/2039	169	215	5.88%, 05/01/2042	128	146
			Pioneer Natural Resources Co
			3.95%, 07/15/2022	100	104

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Pharmaceuticals (continued)
Shell International Finance BV			AbbVie Inc (continued)
1.88%, 05/10/2021	$1,000	$979	4.50%, 05/14/2035	$280	$278
2.38%, 08/21/2022	100	98	4.70%, 05/14/2045	330	329
2.50%, 09/12/2026	300	283	Actavis Funding SCS
3.40%, 08/12/2023	1,500	1,543	3.00%, 03/12/2020	400	407
3.63%, 08/21/2042	100	90	3.80%, 03/15/2025	300	303
4.00%, 05/10/2046	245	235	3.85%, 06/15/2024	445	454
4.13%, 05/11/2035	410	413	4.55%, 03/15/2035	1,000	1,003
4.30%, 09/22/2019	651	688	4.75%, 03/15/2045	200	201
4.38%, 03/25/2020	25	27	4.85%, 06/15/2044	500	507
4.38%, 05/11/2045	490	497	Actavis Inc
5.50%, 03/25/2040	25	29	3.25%, 10/01/2022	150	151
6.38%, 12/15/2038	43	55	4.63%, 10/01/2042	100	98
Statoil ASA			6.13%, 08/15/2019	12	13
1.15%, 05/15/2018	400	398	AmerisourceBergen Corp
2.25%, 11/08/2019	500	503	3.40%, 05/15/2024	250	253
2.65%, 01/15/2024	400	393	AstraZeneca PLC
3.15%, 01/23/2022	102	104	1.95%, 09/18/2019	600	599
3.95%, 05/15/2043	200	193	3.38%, 11/16/2025	275	277
5.10%, 08/17/2040	263	299	4.00%, 09/18/2042	100	97
5.25%, 04/15/2019	23	25	4.38%, 11/16/2045	135	138
Suncor Energy Inc			6.45%, 09/15/2037	144	188
6.10%, 06/01/2018	128	135	Bristol-Myers Squibb Co
6.50%, 06/15/2038	428	538	1.75%, 03/01/2019	500	501
6.85%, 06/01/2039	5	7	3.25%, 08/01/2042	600	524
Total Capital International SA			Cardinal Health Inc
2.75%, 06/19/2021	400	405	3.20%, 03/15/2023	200	202
2.88%, 02/17/2022	128	129	4.60%, 03/15/2043	100	99
Total Capital SA			Eli Lilly & Co
4.25%, 12/15/2021	51	55	1.95%, 03/15/2019	1,000	1,007
4.45%, 06/24/2020	500	536	3.70%, 03/01/2045	500	479
Valero Energy Corp			Express Scripts Holding Co
3.65%, 03/15/2025	500	496	2.25%, 06/15/2019	1,000	1,001
6.13%, 02/01/2020	138	152	3.50%, 06/15/2024	500	492
6.63%, 06/15/2037	234	277	3.90%, 02/15/2022	200	207
7.50%, 04/15/2032	15	19	4.75%, 11/15/2021	77	83
9.38%, 03/15/2019	128	146	6.13%, 11/15/2041	16	18
		$41,321	GlaxoSmithKline Capital Inc
Oil & Gas Services - 0.10%			5.38%, 04/15/2034	1,000	1,166
Baker Hughes Inc			5.65%, 05/15/2018	202	211
3.20%, 08/15/2021	149	153	GlaxoSmithKline Capital PLC
Halliburton Co			2.85%, 05/08/2022	128	129
3.25%, 11/15/2021	651	667	Johnson & Johnson
3.80%, 11/15/2025	245	248	1.65%, 12/05/2018	500	503
4.50%, 11/15/2041	51	50	2.95%, 09/01/2020	128	133
4.85%, 11/15/2035	275	290	3.70%, 03/01/2046	215	210
5.00%, 11/15/2045	340	358	4.95%, 05/15/2033	201	234
7.45%, 09/15/2039	10	13	5.95%, 08/15/2037	775	1,008
National Oilwell Varco Inc			McKesson Corp
2.60%, 12/01/2022	500	479	4.75%, 03/01/2021	250	268
		$2,258	4.88%, 03/15/2044	120	124
Other Asset Backed Securities - 0.00%			Mead Johnson Nutrition Co
CenterPoint Energy Restoration Bond Co			4.60%, 06/01/2044	250	260
LLC			Merck & Co Inc
3.46%, 08/15/2019	35	36	1.30%, 05/18/2018	200	200
			2.35%, 02/10/2022	750	750
Packaging & Containers - 0.03%			2.40%, 09/15/2022	100	99
WestRock MWV LLC			2.75%, 02/10/2025	350	345
7.38%, 09/01/2019	100	112	2.80%, 05/18/2023	200	201
WestRock RKT Co			3.60%, 09/15/2042	100	94
4.00%, 03/01/2023	500	516	4.15%, 05/18/2043	200	205
		$628	6.55%, 09/15/2037	187	251
Pharmaceuticals - 1.38%			Merck Sharp & Dohme Corp
AbbVie Inc			5.00%, 06/30/2019	154	165
2.00%, 11/06/2018	200	201	Mylan Inc
2.50%, 05/14/2020	580	584	2.55%, 03/28/2019	250	251
2.90%, 11/06/2022	200	199	Mylan NV
3.20%, 05/14/2026	305	293	3.75%, 12/15/2020	750	769
3.60%, 05/14/2025	470	470	3.95%, 06/15/2026	295	289
4.30%, 05/14/2036	170	165	5.25%, 06/15/2046	145	148
4.40%, 11/06/2042	200	191	Novartis Capital Corp
4.45%, 05/14/2046	235	224	3.00%, 11/20/2025	500	500

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pharmaceuticals (continued)			Pipelines (continued)
Novartis Capital Corp (continued)			Enterprise Products Operating
4.40%, 04/24/2020	$77	$83	LLC (continued)
4.40%, 05/06/2044	330	351	6.45%, 09/01/2040	$177	$214
Novartis Securities Investment Ltd			6.50%, 01/31/2019	161	174
5.13%, 02/10/2019	564	599	6.88%, 03/01/2033	15	18
Perrigo Co PLC			Kinder Morgan Energy Partners LP
5.30%, 11/15/2043	500	512	3.50%, 03/01/2021	750	762
Pfizer Inc			3.50%, 09/01/2023	200	197
1.45%, 06/03/2019	600	597	4.15%, 03/01/2022	300	310
3.00%, 06/15/2023	500	510	4.70%, 11/01/2042	200	181
3.40%, 05/15/2024	1,000	1,039	5.00%, 03/01/2043	100	95
4.13%, 12/15/2046	500	500	5.40%, 09/01/2044	400	396
4.65%, 03/01/2018	51	52	6.38%, 03/01/2041	128	139
5.60%, 09/15/2040	380	458	6.50%, 09/01/2039	112	124
7.20%, 03/15/2039	151	216	6.95%, 01/15/2038	112	130
Sanofi			7.40%, 03/15/2031	177	212
1.25%, 04/10/2018	400	399	9.00%, 02/01/2019	77	86
Shire Acquisitions Investments Ireland DAC			Kinder Morgan Inc/DE
2.40%, 09/23/2021	500	489	3.05%, 12/01/2019	750	763
3.20%, 09/23/2026	500	476	Magellan Midstream Partners LP
Teva Pharmaceutical Finance Co BV			4.20%, 12/01/2042	200	182
3.65%, 11/10/2021	400	406	MPLX LP
Teva Pharmaceutical Finance Co LLC			4.13%, 03/01/2027	400	398
6.15%, 02/01/2036	3	3	4.88%, 06/01/2025	300	314
Teva Pharmaceutical Finance Netherlands III			5.20%, 03/01/2047	300	302
BV			ONEOK Partners LP
1.70%, 07/19/2019	1,000	989	4.90%, 03/15/2025	500	529
3.15%, 10/01/2026	750	691	5.00%, 09/15/2023	250	268
4.10%, 10/01/2046	425	366	6.13%, 02/01/2041	128	142
Wyeth LLC			8.63%, 03/01/2019	20	22
5.95%, 04/01/2037	91	112	Plains All American Pipeline LP / PAA
6.50%, 02/01/2034	144	186	Finance Corp
Zoetis Inc			2.85%, 01/31/2023	200	192
3.25%, 02/01/2023	100	101	3.65%, 06/01/2022	128	130
3.45%, 11/13/2020	750	768	4.30%, 01/31/2043	200	170
		$30,652	4.50%, 12/15/2026	500	510
Pipelines - 0.98%			4.70%, 06/15/2044	500	452
Boardwalk Pipelines LP			5.75%, 01/15/2020	15	16
3.38%, 02/01/2023	200	195	Regency Energy Partners LP / Regency
Buckeye Partners LP			Energy Finance Corp
2.65%, 11/15/2018	250	251	5.88%, 03/01/2022	750	824
4.88%, 02/01/2021	850	902	Sabine Pass Liquefaction LLC
Columbia Pipeline Group Inc			5.75%, 05/15/2024	200	218
5.80%, 06/01/2045	500	584	5.88%, 06/30/2026(c)	300	331
Enable Midstream Partners LP			Southern Natural Gas Co LLC / Southern
5.00%, 05/15/2044(a)	500	457	Natural Issuing Corp
Enbridge Energy Partners LP			4.40%, 06/15/2021	51	54
5.20%, 03/15/2020	9	10	Spectra Energy Capital LLC
7.38%, 10/15/2045	100	122	8.00%, 10/01/2019	300	339
9.88%, 03/01/2019	87	99	Spectra Energy Partners LP
Enbridge Inc			5.95%, 09/25/2043	200	224
4.25%, 12/01/2026	750	766	Sunoco Logistics Partners Operations LP
Energy Transfer Partners LP			3.45%, 01/15/2023	200	197
4.90%, 02/01/2024	350	364	4.95%, 01/15/2043	200	183
4.90%, 03/15/2035	300	287	5.50%, 02/15/2020	46	50
5.20%, 02/01/2022	102	109	Texas Eastern Transmission LP
5.95%, 10/01/2043	350	362	7.00%, 07/15/2032	100	125
6.13%, 12/15/2045	500	535	TransCanada PipeLines Ltd
6.50%, 02/01/2042	102	110	3.80%, 10/01/2020	128	134
6.70%, 07/01/2018	23	24	5.60%, 03/31/2034	300	341
9.00%, 04/15/2019	6	7	6.10%, 06/01/2040	25	31
EnLink Midstream Partners LP			6.50%, 08/15/2018	1,042	1,106
4.40%, 04/01/2024	200	202	7.25%, 08/15/2038	51	69
Enterprise Products Operating LLC			7.63%, 01/15/2039	500	702
3.35%, 03/15/2023	300	303	Williams Partners LP
3.70%, 02/15/2026	500	500	3.90%, 01/15/2025	350	350
3.75%, 02/15/2025	500	503	4.00%, 09/15/2025	580	582
3.90%, 02/15/2024	250	256	5.10%, 09/15/2045	180	178
4.85%, 08/15/2042	300	304	5.25%, 03/15/2020	180	194
4.90%, 05/15/2046	400	409	6.30%, 04/15/2040	343	384
5.20%, 09/01/2020	77	84			$21,932
6.13%, 10/15/2039	123	143

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Real Estate - 0.01%			REITS (continued)
Brookfield Asset Management Inc			Liberty Property LP
4.00%, 01/15/2025	$300	$302	3.38%, 06/15/2023	$300	$299
			Mid-America Apartments LP
Regional Authority - 0.16%			4.00%, 11/15/2025	500	513
Province of British Columbia Canada			Omega Healthcare Investors Inc
2.65%, 09/22/2021	77	79	4.50%, 01/15/2025	300	299
6.50%, 01/15/2026	18	23	4.95%, 04/01/2024	750	772
Province of Manitoba Canada			Realty Income Corp
3.05%, 05/14/2024	500	513	4.65%, 08/01/2023	250	269
Province of Ontario Canada			5.88%, 03/15/2035	51	59
2.50%, 09/10/2021	500	505	Regency Centers LP
3.20%, 05/16/2024	750	774	3.75%, 06/15/2024	200	204
4.00%, 10/07/2019	277	292	Simon Property Group LP
4.40%, 04/14/2020	151	162	2.20%, 02/01/2019	400	402
Province of Quebec Canada			3.25%, 11/30/2026	500	490
2.75%, 08/25/2021	231	236	3.75%, 02/01/2024	500	519
3.50%, 07/29/2020	750	786	4.13%, 12/01/2021	200	212
7.50%, 09/15/2029	64	91	4.25%, 11/30/2046	130	126
Province of Saskatchewan Canada			5.65%, 02/01/2020	47	51
8.50%, 07/15/2022	6	8	6.75%, 02/01/2040	25	33
		$3,469	Tanger Properties LP
REITS- 0.75%			3.88%, 12/01/2023	250	253
Alexandria Real Estate Equities Inc			UDR Inc
2.75%, 01/15/2020	750	752	4.00%, 10/01/2025	200	204
American Tower Corp			Ventas Realty LP
3.38%, 10/15/2026	1,000	953	5.70%, 09/30/2043	300	340
3.50%, 01/31/2023	500	503	Ventas Realty LP / Ventas Capital Corp
4.70%, 03/15/2022	278	298	4.25%, 03/01/2022	128	135
AvalonBay Communities Inc			Weingarten Realty Investors
2.95%, 09/15/2022	100	100	3.38%, 10/15/2022	180	181
3.63%, 10/01/2020	100	104	Welltower Inc
4.20%, 12/15/2023	400	423	3.75%, 03/15/2023	200	205
Boston Properties LP			6.13%, 04/15/2020	115	127
2.75%, 10/01/2026	250	230	Weyerhaeuser Co
3.85%, 02/01/2023	200	207	4.70%, 03/15/2021	51	54
4.13%, 05/15/2021	77	81	7.38%, 03/15/2032	300	394
5.63%, 11/15/2020	25	28			$16,689
5.88%, 10/15/2019	750	812	Retail - 1.00%
Brandywine Operating Partnership LP			AutoNation Inc
3.95%, 02/15/2023	200	201	6.75%, 04/15/2018	200	209
Brixmor Operating Partnership LP			AutoZone Inc
3.85%, 02/01/2025	300	296	1.63%, 04/21/2019	750	743
CBL & Associates LP			4.00%, 11/15/2020	251	264
4.60%, 10/15/2024	750	683	Bed Bath & Beyond Inc
Crown Castle International Corp			5.17%, 08/01/2044	500	447
3.70%, 06/15/2026	750	736	CVS Health Corp
DDR Corp			2.25%, 08/12/2019	500	503
4.63%, 07/15/2022	200	210	2.80%, 07/20/2020	530	539
Duke Realty LP			3.50%, 07/20/2022	1,000	1,029
3.88%, 10/15/2022	100	104	4.13%, 05/15/2021	500	529
EPR Properties			5.13%, 07/20/2045	370	408
7.75%, 07/15/2020	63	72	Darden Restaurants Inc
ERP Operating LP			6.80%, 10/15/2037(a)	27	32
2.38%, 07/01/2019	400	403	Dollar General Corp
4.63%, 12/15/2021	500	539	1.88%, 04/15/2018	300	300
4.75%, 07/15/2020	51	55	4.15%, 11/01/2025	500	517
Federal Realty Investment Trust			Home Depot Inc/The
2.75%, 06/01/2023	150	145	2.25%, 09/10/2018	750	758
HCP Inc			3.50%, 09/15/2056	300	262
3.40%, 02/01/2025	300	291	3.75%, 02/15/2024	350	371
4.20%, 03/01/2024	250	256	5.88%, 12/16/2036	987	1,249
4.25%, 11/15/2023	200	207	5.95%, 04/01/2041	351	449
5.38%, 02/01/2021	51	55	Kohl's Corp
6.75%, 02/01/2041	550	674	4.00%, 11/01/2021	277	282
Highwoods Realty LP			5.55%, 07/17/2045	250	226
3.20%, 06/15/2021	350	352	Lowe's Cos Inc
Hospitality Properties Trust			2.50%, 04/15/2026	500	475
5.00%, 08/15/2022	100	106	3.80%, 11/15/2021	102	108
Host Hotels & Resorts LP			4.38%, 09/15/2045	500	518
6.00%, 10/01/2021	200	222	4.63%, 04/15/2020	77	82
Kimco Realty Corp			5.80%, 04/15/2040	77	94
3.13%, 06/01/2023	200	197	6.65%, 09/15/2037	312	419
3.20%, 05/01/2021	250	253

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Retail (continued)			Semiconductors (continued)
Macy's Retail Holdings Inc			Maxim Integrated Products Inc
2.88%, 02/15/2023	$300	$280	2.50%, 11/15/2018	$200	$202
3.45%, 01/15/2021	500	502	NVIDIA Corp
4.30%, 02/15/2043	200	160	2.20%, 09/16/2021	500	490
6.65%, 07/15/2024	25	27	QUALCOMM Inc
6.90%, 04/01/2029	125	134	2.25%, 05/20/2020	370	371
McDonald's Corp			3.45%, 05/20/2025	270	274
2.10%, 12/07/2018	500	503	4.65%, 05/20/2035	100	104
3.38%, 05/26/2025	500	504	4.80%, 05/20/2045	150	156
3.50%, 07/15/2020	151	158	Texas Instruments Inc
3.70%, 02/15/2042	128	115	1.65%, 08/03/2019	200	200
4.88%, 07/15/2040	9	10	2.75%, 03/12/2021	400	407
4.88%, 12/09/2045	250	266	Xilinx Inc
5.35%, 03/01/2018	36	37	2.13%, 03/15/2019	175	175
6.30%, 10/15/2037	262	326			$8,090
Nordstrom Inc			Software - 0.68%
4.75%, 05/01/2020	36	38	Adobe Systems Inc
O'Reilly Automotive Inc			4.75%, 02/01/2020	51	55
3.85%, 06/15/2023	300	311	Fidelity National Information Services Inc
QVC Inc			2.00%, 04/15/2018	300	301
4.38%, 03/15/2023	250	251	3.63%, 10/15/2020	340	353
Signet UK Finance PLC			5.00%, 10/15/2025	260	283
4.70%, 06/15/2024	250	242	Fiserv Inc
Staples Inc			3.50%, 10/01/2022	600	615
4.38%, 01/12/2023	180	183	Microsoft Corp
Target Corp			1.30%, 11/03/2018	500	500
2.50%, 04/15/2026	1,500	1,401	1.55%, 08/08/2021	640	624
Tiffany & Co			2.00%, 11/03/2020	160	161
4.90%, 10/01/2044	400	376	2.38%, 02/12/2022	350	351
Walgreen Co			2.40%, 02/06/2022	630	634
4.40%, 09/15/2042	100	96	3.00%, 10/01/2020	600	622
5.25%, 01/15/2019	6	6	3.13%, 11/03/2025	640	646
Walgreens Boots Alliance Inc			3.30%, 02/06/2027	920	934
2.70%, 11/18/2019	300	304	3.45%, 08/08/2036	750	711
3.45%, 06/01/2026	380	372	3.95%, 08/08/2056	750	701
3.80%, 11/18/2024	750	764	4.00%, 02/12/2055	850	803
4.80%, 11/18/2044	300	306	4.10%, 02/06/2037	150	155
Wal-Mart Stores Inc			4.20%, 06/01/2019	115	122
2.55%, 04/11/2023	1,450	1,450	4.20%, 11/03/2035	430	451
3.25%, 10/25/2020	51	53	4.50%, 02/06/2057	600	618
3.63%, 07/08/2020	51	54	5.30%, 02/08/2041	77	91
4.13%, 02/01/2019	102	107	Oracle Corp
4.25%, 04/15/2021	51	55	1.90%, 09/15/2021	750	737
4.30%, 04/22/2044	500	528	2.38%, 01/15/2019	450	456
5.25%, 09/01/2035	350	413	2.50%, 10/15/2022	1,500	1,492
5.63%, 04/01/2040	38	47	3.88%, 07/15/2020	77	81
5.63%, 04/15/2041	280	346	4.00%, 07/15/2046	750	715
6.20%, 04/15/2038	25	33	4.30%, 07/08/2034	1,000	1,038
6.50%, 08/15/2037	415	556	4.38%, 05/15/2055	590	576
7.55%, 02/15/2030	128	185	5.00%, 07/08/2019	48	51
		$22,312	5.75%, 04/15/2018	180	188
Semiconductors - 0.36%					$15,065
Analog Devices Inc			Sovereign - 1.47%
2.50%, 12/05/2021	750	743	Chile Government International Bond
Applied Materials Inc			3.13%, 03/27/2025	250	253
3.90%, 10/01/2025	500	527	3.25%, 09/14/2021	180	186
5.10%, 10/01/2035	250	280	3.88%, 08/05/2020	500	528
Broadcom Corp / Broadcom Cayman Finance			Colombia Government International Bond
Ltd			4.38%, 07/12/2021	100	106
3.00%, 01/15/2022(c)	500	499	5.63%, 02/26/2044	1,000	1,088
3.88%, 01/15/2027(c)	630	633	6.13%, 01/18/2041	200	228
Intel Corp			8.13%, 05/21/2024	201	256
2.45%, 07/29/2020	500	508	11.75%, 02/25/2020	180	227
2.60%, 05/19/2026	500	480	10.38%, 01/28/2033	100	149
3.30%, 10/01/2021	177	184	Export Development Canada
3.70%, 07/29/2025	500	523	1.75%, 08/19/2019	400	402
4.00%, 12/15/2032	200	210	Export-Import Bank of Korea
4.25%, 12/15/2042	200	204	1.50%, 10/21/2019	500	493
4.80%, 10/01/2041	77	85	2.25%, 01/21/2020	300	299
KLA-Tencor Corp			3.25%, 11/10/2025	500	502
4.65%, 11/01/2024	500	532
Lam Research Corp
2.75%, 03/15/2020	300	303

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Sovereign (continued)			Sovereign (continued)
Export-Import Bank of Korea (continued)			Tennessee Valley Authority	(continued)
3.25%, 08/12/2026	$500	$502	5.25%, 09/15/2039		$251	$317
5.00%, 04/11/2022	200	220	5.38%, 04/01/2056		154	196
Financing Corp			6.75%, 11/01/2025		102	133
9.65%, 11/02/2018	900	1,017	Uruguay Government International Bond
Hungary Government International Bond			4.13%, 11/20/2045		100	88
7.63%, 03/29/2041	500	726	4.38%, 10/27/2027		940	981
Israel Government AID Bond			5.10%, 06/18/2050		500	481
5.50%, 09/18/2023	25	30	8.00%, 11/18/2022		1,015	1,235
5.50%, 04/26/2024	125	149				$32,686
5.50%, 09/18/2033	12	16	Supranational Bank - 1.64%
Israel Government International Bond			African Development Bank
4.00%, 06/30/2022	500	531	1.00%, 05/15/2019		1,000	988
5.13%, 03/26/2019	147	157	Asian Development Bank
Japan Bank for International			1.13%, 06/05/2018		530	529
Cooperation/Japan			1.50%, 01/22/2020		300	299
1.75%, 07/31/2018	650	650	1.75%, 09/11/2018		1,500	1,509
2.38%, 04/20/2026	300	288	1.75%, 01/10/2020		400	402
3.00%, 05/29/2024	1,000	1,019	1.75%, 08/14/2026		500	466
Korea International Bond			1.88%, 02/18/2022		250	247
3.88%, 09/11/2023	250	267	2.13%, 11/24/2021		750	750
Mexico Government International Bond			2.13%, 03/19/2025		300	292
3.50%, 01/21/2021	1,000	1,037	5.82%, 06/16/2028		15	19
3.60%, 01/30/2025	210	209	6.38%, 10/01/2028		51	67
3.63%, 03/15/2022	300	309	Corp Andina de Fomento
4.60%, 01/23/2046	1,170	1,120	4.38%, 06/15/2022		22	23
4.75%, 03/08/2044	506	492	Council Of Europe Development Bank
5.55%, 01/21/2045	300	324	1.13%, 05/31/2018		1,000	997
5.95%, 03/19/2019	778	838	1.63%, 03/10/2020		300	298
6.05%, 01/11/2040	464	530	European Bank for Reconstruction &
8.30%, 08/15/2031	738	1,074	Development
Panama Government International Bond			0.88%, 07/22/2019		500	491
3.88%, 03/17/2028	500	509	1.13%, 08/24/2020		500	488
5.20%, 01/30/2020	1,154	1,246	1.63%, 04/10/2018		250	250
6.70%, 01/26/2036	224	282	1.63%, 11/15/2018		300	301
8.88%, 09/30/2027	77	108	1.75%, 06/14/2019		500	501
Peruvian Government International Bond			1.88%, 02/23/2022		250	247
5.63%, 11/18/2050	528	629	European Investment Bank
6.55%, 03/14/2037	126	163	1.00%, 06/15/2018		500	498
7.13%, 03/30/2019	30	33	1.13%, 08/15/2019		500	494
7.35%, 07/21/2025	180	233	1.25%, 05/15/2018		500	500
8.75%, 11/21/2033	192	290	1.25%, 05/15/2019		1,400	1,391
Philippine Government International Bond			1.38%, 09/15/2021		750	727
3.70%, 02/02/2042	230	227	1.63%, 03/16/2020		300	298
3.95%, 01/20/2040	300	308	1.88%, 03/15/2019		1,500	1,509
5.00%, 01/13/2037	300	350	2.00%, 03/15/2021		775	775
6.38%, 10/23/2034	210	279	2.25%, 03/15/2022		400	401
6.50%, 01/20/2020	200	224	2.25%, 08/15/2022		1,000	998
8.38%, 06/17/2019	1,000	1,142	2.50%, 04/15/2021		1,500	1,526
9.50%, 02/02/2030	400	632	3.25%, 01/29/2024		1,000	1,048
10.63%, 03/16/2025	400	609	4.88%, 02/15/2036		25	31
Republic of Italy Government International			FMS Wertmanagement AoeR
Bond			1.00%, 08/16/2019		750	738
5.38%, 06/15/2033	64	69	1.75%, 01/24/2020		500	500
6.88%, 09/27/2023	712	830	1.75%, 03/17/2020		300	300
Republic of Poland Government International			Inter-American Development Bank
Bond			1.00%, 05/13/2019		1,000	990
4.00%, 01/22/2024	1,000	1,050	1.75%, 08/24/2018		1,000	1,006
5.00%, 03/23/2022	528	580	1.75%, 10/15/2019		500	501
5.13%, 04/21/2021	51	56	1.88%, 03/15/2021		500	499
Republic of South Africa Government			2.13%, 11/09/2020		250	252
International Bond			2.13%, 01/18/2022		340	341
4.67%, 01/17/2024	200	202	3.00%, 02/21/2024		250	259
4.88%, 04/14/2026	750	753	3.88%, 09/17/2019		577	607
6.25%, 03/08/2041	250	273	3.88%, 02/14/2020		77	82
Svensk Exportkredit AB			International Bank for Reconstruction &
1.88%, 06/17/2019	500	502	Development
Tennessee Valley Authority			0.88%, 07/19/2018		2,025	2,014
2.88%, 02/01/2027	250	251	0.88%, 08/15/2019		500	492
3.50%, 12/15/2042	400	403	1.00%, 10/05/2018		540	537
3.88%, 02/15/2021	500	537	1.25%, 07/26/2019		750	745
4.25%, 09/15/2065	200	210
4.50%, 04/01/2018	51	53

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Supranational Bank (continued)			Telecommunications (continued)
International Bank for Reconstruction &			Telefonica Emisiones SAU
Development (continued)			5.13%, 04/27/2020	$918	$989
1.38%, 04/10/2018	$500	$501	5.21%, 03/08/2047	500	506
1.38%, 05/24/2021	345	336	7.05%, 06/20/2036	295	365
1.38%, 09/20/2021	500	486	Verizon Communications Inc
1.63%, 02/10/2022	1,000	978	1.75%, 08/15/2021	1,000	957
1.88%, 03/15/2019	500	504	2.45%, 11/01/2022	100	96
1.88%, 10/07/2022	260	256	2.95%, 03/15/2022(c)	1,716	1,709
2.13%, 11/01/2020	750	756	3.13%, 03/16/2022	260	261
2.25%, 06/24/2021	500	505	4.13%, 03/16/2027	470	478
2.50%, 07/29/2025	700	697	4.27%, 01/15/2036	1,000	926
7.63%, 01/19/2023	12	15	4.40%, 11/01/2034	750	710
International Finance Corp			4.50%, 09/15/2020	400	426
0.88%, 06/15/2018	300	298	4.60%, 04/01/2021	77	82
1.25%, 07/16/2018	500	500	4.67%, 03/15/2055	950	848
1.25%, 11/27/2018	500	499	4.86%, 08/21/2046	2,100	2,019
1.75%, 09/04/2018	1,000	1,006	5.15%, 09/15/2023	1,100	1,211
		$36,560	Vodafone Group PLC
Telecommunications - 1.50%			2.95%, 02/19/2023	200	197
America Movil SAB de CV			5.45%, 06/10/2019	180	193
3.13%, 07/16/2022	1,100	1,108	6.15%, 02/27/2037	201	231
6.13%, 03/30/2040	102	119	6.25%, 11/30/2032	500	583
6.38%, 03/01/2035	200	235			$33,421
AT&T Inc			Toys, Games & Hobbies - 0.05%
2.45%, 06/30/2020	1,200	1,200	Hasbro Inc
2.63%, 12/01/2022	600	586	3.15%, 05/15/2021	250	255
3.00%, 02/15/2022	940	938	6.35%, 03/15/2040	25	29
3.00%, 06/30/2022	200	199	Mattel Inc
3.40%, 05/15/2025	200	193	2.35%, 05/06/2019	250	251
3.80%, 03/15/2022	102	106	2.35%, 08/15/2021	600	586
3.88%, 08/15/2021	77	80			$1,121
4.25%, 03/01/2027	500	506	Transportation - 0.51%
4.30%, 12/15/2042	201	179	Burlington Northern Santa Fe LLC
4.35%, 06/15/2045	950	836	3.00%, 04/01/2025	500	498
4.50%, 05/15/2035	1,200	1,133	4.70%, 10/01/2019	783	836
4.50%, 03/09/2048	1,072	953	5.15%, 09/01/2043	350	399
4.55%, 03/09/2049	227	202	6.20%, 08/15/2036	500	641
4.60%, 02/15/2021	171	182	7.95%, 08/15/2030	77	109
4.75%, 05/15/2046	200	187	Canadian National Railway Co
5.25%, 03/01/2037	420	428	2.25%, 11/15/2022	200	196
5.70%, 03/01/2057	500	517	3.50%, 11/15/2042	200	183
5.88%, 10/01/2019	56	61	5.55%, 03/01/2019	15	16
6.00%, 08/15/2040	663	727	Canadian Pacific Railway Co
British Telecommunications PLC			3.70%, 02/01/2026	130	134
2.35%, 02/14/2019	1,250	1,257	4.45%, 03/15/2023	128	138
9.12%, 12/15/2030(a)	77	115	4.80%, 09/15/2035	500	543
Cisco Systems Inc			CSX Corp
2.20%, 02/28/2021	535	535	2.60%, 11/01/2026	300	281
2.95%, 02/28/2026	500	496	3.35%, 11/01/2025	500	501
4.45%, 01/15/2020	102	109	3.70%, 11/01/2023	500	521
4.95%, 02/15/2019	855	908	4.75%, 05/30/2042	277	290
5.90%, 02/15/2039	680	869	FedEx Corp
Deutsche Telekom International Finance BV			2.63%, 08/01/2022	100	100
6.00%, 07/08/2019	300	325	3.25%, 04/01/2026	400	397
8.75%, 06/15/2030(a)	641	934	3.88%, 08/01/2042	100	91
Juniper Networks Inc			4.50%, 02/01/2065	500	457
4.60%, 03/15/2021	500	533	4.55%, 04/01/2046	400	400
Motorola Solutions Inc			4.75%, 11/15/2045	500	512
4.00%, 09/01/2024	500	501	Norfolk Southern Corp
Orange SA			3.25%, 12/01/2021	251	258
4.13%, 09/14/2021	128	135	3.85%, 01/15/2024	200	209
5.38%, 01/13/2042	102	113	4.80%, 08/15/2043	350	380
9.00%, 03/01/2031(a)	815	1,200	4.84%, 10/01/2041	100	109
Pacific Bell Telephone Co			7.25%, 02/15/2031	130	176
7.13%, 03/15/2026	377	460	Ryder System Inc
Qwest Corp			2.35%, 02/26/2019	200	201
6.75%, 12/01/2021	200	219	2.45%, 09/03/2019	350	352
7.25%, 10/15/2035	200	198	Union Pacific Corp
Rogers Communications Inc			3.80%, 10/01/2051	577	538
3.00%, 03/15/2023	400	399	4.15%, 01/15/2045	350	351
5.00%, 03/15/2044	500	538	4.16%, 07/15/2022	241	260
6.80%, 08/15/2018	108	115

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
Transportation (continued)				Illinois (continued)
United Parcel Service Inc				City of Chicago IL
3.13%, 01/15/2021	$1,128	$1,169		6.31%, 01/01/2044	$250	$224
4.88%, 11/15/2040	25	28		City of Chicago IL Waterworks Revenue
6.20%, 01/15/2038	23	30		6.74%, 11/01/2040	145	180
		$11,304		County of Cook IL
Trucking & Leasing - 0.01%				6.23%, 11/15/2034	102	120
GATX Corp				State of Illinois
4.75%, 06/15/2022	200	216		4.95%, 06/01/2023	30	31
				5.10%, 06/01/2033	735	670
Water- 0.00%				5.88%, 03/01/2019	345	363
American Water Capital Corp				7.35%, 07/01/2035	70	74
6.59%, 10/15/2037	5	7				$1,993
				Kansas - 0.01%
TOTAL BONDS		$761,763		State of Kansas Department of
	Principal			Transportation
MUNICIPAL BONDS - 0.75%	Amount (000's)	Value(000	's)	4.60%, 09/01/2035	115	127
California - 0.28%
Bay Area Toll Authority				Nevada - 0.00%
6.26%, 04/01/2049	$300	$410		County of Clark Department of Aviation
6.92%, 04/01/2040	120	162		6.82%, 07/01/2045	25	35
East Bay Municipal Utility District Water				6.88%, 07/01/2042	70	78
System Revenue						$113
5.87%, 06/01/2040	60	75		New Jersey - 0.09%
Los Angeles Department of Water				New Jersey Economic Development
6.01%, 07/01/2039	55	68		Authority (credit support from AGM)
Los Angeles Department of Water & Power				0.00%, 02/15/2023(b),(d)	51	40
Power System Revenue				New Jersey Economic Development
6.57%, 07/01/2045	150	207		Authority (credit support from NATL)
Los Angeles Unified School District/CA				7.43%, 02/15/2029(d)	1,000	1,194
5.75%, 07/01/2034	80	98		New Jersey Transportation Trust Fund
5.76%, 07/01/2029	50	61		Authority
6.76%, 07/01/2034	430	576		5.75%, 12/15/2028	190	196
Regents of the University of California				6.56%, 12/15/2040	210	229
Medical Center Pooled Revenue				New Jersey Turnpike Authority
6.55%, 05/15/2048	250	324		7.10%, 01/01/2041	147	205
San Diego County Water Authority Financing				Rutgers The State University of New
Corp				Jersey (credit support from GO OF UNIV)
6.14%, 05/01/2049	460	593		5.67%, 05/01/2040(d)	130	153
Santa Clara Valley Transportation Authority						$2,017
5.88%, 04/01/2032	25	30		New York - 0.09%
State of California				City of New York NY
6.65%, 03/01/2022	1,275	1,499		5.52%, 10/01/2037	25	30
7.30%, 10/01/2039	375	526		Metropolitan Transportation Authority
7.60%, 11/01/2040	180	269		6.65%, 11/15/2039	100	131
7.63%, 03/01/2040	280	409		6.81%, 11/15/2040	135	182
7.95%, 03/01/2036	500	576		New York City Transitional Finance Authority
University of California				Future Tax Secured Revenue
3.93%, 05/15/2045	200	198		5.51%, 08/01/2037	250	303
5.77%, 05/15/2043	200	245		New York City Water & Sewer System
		$6,326		5.72%, 06/15/2042	270	348
Connecticut - 0.03%				5.95%, 06/15/2042	125	162
State of Connecticut				New York State Dormitory Authority
5.85%, 03/15/2032	525	630		5.60%, 03/15/2040	100	122
				Port Authority of New York & New Jersey
District of Columbia - 0.02%				4.46%, 10/01/2062	100	104
District of Columbia Water & Sewer				4.96%, 08/01/2046	300	341
Authority				Port Authority of New York & New
4.81%, 10/01/2114	450	449		Jersey (credit support from GO OF AUTH)
				6.04%, 12/01/2029(d)	50	63
Florida - 0.01%						$1,786
State Board of Administration Finance Corp				Ohio- 0.01%
2.11%, 07/01/2018	200	202		American Municipal Power Inc
				6.27%, 02/15/2050	69	83
Georgia - 0.02%				Ohio State University/The
Municipal Electric Authority of Georgia				4.91%, 06/01/2040	125	144
6.64%, 04/01/2057	151	172				$227
7.06%, 04/01/2057	200	210		Pennsylvania - 0.02%
		$382		State Public School Building Authority
Illinois - 0.09%				5.00%, 09/15/2027	500	526
Chicago Transit Authority
6.20%, 12/01/2040	70	82
6.90%, 12/01/2040	200	249

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Texas- 0.07%				Federal Home Loan Mortgage Corporation (FHLMC) (continued)
City of San Antonio TX Electric & Gas				2.50%, 02/01/2032	$475	$476
Systems Revenue				2.50%, 03/01/2032	625	626
5.81%, 02/01/2041	$135	$169		2.50%, 11/01/2036	246	240
Dallas Area Rapid Transit				2.50%, 02/01/2043	229	218
5.02%, 12/01/2048	50	58		2.50%, 03/01/2043	178	169
Dallas Convention Center Hotel Development				2.50%, 07/01/2045	185	177
Corp				2.50%, 11/01/2046	99	94
7.09%, 01/01/2042	70	91		2.50%, 04/01/2047(e)	100	95
Dallas County Hospital District				2.99%, 06/01/2038(a)	3	3
5.62%, 08/15/2044	83	97		3.00%, 04/01/2021	181	186
Dallas Independent School District (credit				3.00%, 01/01/2026	89	91
support from PSF-GTD)				3.00%, 01/01/2027	269	276
6.45%, 02/15/2035(d)	50	57		3.00%, 02/01/2027	101	104
Grand Parkway Transportation Corp				3.00%, 02/01/2027	173	178
5.18%, 10/01/2042	300	350		3.00%, 02/01/2027	236	242
State of Texas				3.00%, 03/01/2027	204	210
4.68%, 04/01/2040	100	112		3.00%, 03/01/2027	42	43
5.52%, 04/01/2039	405	507		3.00%, 05/01/2027	180	185
Texas Transportation Commission State				3.00%, 06/01/2027	164	168
Highway Fund				3.00%, 04/01/2028(e)	750	769
5.18%, 04/01/2030	125	147		3.00%, 05/01/2028(e)	350	358
		$1,588		3.00%, 09/01/2028	86	88
Utah- 0.01%				3.00%, 10/01/2028	592	607
State of Utah				3.00%, 07/01/2029	662	679
3.54%, 07/01/2025	300	314		3.00%, 07/01/2029	416	427
				3.00%, 07/01/2029	720	739
Washington - 0.00%				3.00%, 08/01/2029	316	325
State of Washington				3.00%, 09/01/2029	133	136
5.09%, 08/01/2033	20	23		3.00%, 10/01/2029	189	194
				3.00%, 11/01/2029	177	182
Wisconsin - 0.00%				3.00%, 11/01/2029	323	331
State of Wisconsin (credit support from				3.00%, 12/01/2029	66	67
AGM)				3.00%, 07/01/2030	692	711
5.70%, 05/01/2026(d)	50	58		3.00%, 09/01/2030	926	950
				3.00%, 11/01/2030	256	263
TOTAL MUNICIPAL BONDS		$16,761		3.00%, 11/01/2030	154	158
U.S. GOVERNMENT & GOVERNMENT	Principal			3.00%, 11/01/2030	472	484
AGENCY OBLIGATIONS - 64.72%	Amount (000's)	Value(000	's)	3.00%, 01/01/2031	329	337
Federal Home Loan Mortgage Corporation (FHLMC) - 7.84%				3.00%, 02/01/2031	338	347
2.00%, 09/01/2028	$187	$183		3.00%, 04/01/2031	434	446
2.00%, 08/01/2029	845	826		3.00%, 02/01/2032	122	123
2.00%, 10/01/2031	147	143		3.00%, 05/01/2032	200	204
2.00%, 04/01/2032(e)	400	389		3.00%, 04/01/2033	330	337
2.22%, 07/01/2043(a)	156	159		3.00%, 04/01/2033	323	330
2.39%, 10/01/2043(a)	437	446		3.00%, 06/01/2033	199	203
2.47%, 09/01/2046	241	244		3.00%, 09/01/2033	270	276
2.50%, 08/01/2027	139	141		3.00%, 09/01/2033	277	283
2.50%, 08/01/2027	137	139		3.00%, 12/01/2034	102	103
2.50%, 10/01/2027	261	264		3.00%, 01/01/2035	69	70
2.50%, 03/01/2028	578	585		3.00%, 02/01/2035	95	97
2.50%, 04/01/2028(e)	2,525	2,527		3.00%, 05/01/2035	817	829
2.50%, 04/01/2028	41	42		3.00%, 02/01/2036	174	177
2.50%, 04/01/2028	119	120		3.00%, 11/01/2036	394	398
2.50%, 05/01/2028(e)	300	300		3.00%, 01/01/2043	643	642
2.50%, 06/01/2028	739	748		3.00%, 01/01/2043	466	464
2.50%, 06/01/2028	295	299		3.00%, 01/01/2043	285	284
2.50%, 06/01/2028	137	139		3.00%, 04/01/2043	411	409
2.50%, 06/01/2028	150	152		3.00%, 04/01/2043(e)	9,050	8,967
2.50%, 07/01/2028	499	505		3.00%, 05/01/2043	422	421
2.50%, 10/01/2028	253	256		3.00%, 05/01/2043(e)	675	667
2.50%, 10/01/2028	237	238		3.00%, 06/01/2043	242	241
2.50%, 10/01/2029	656	657		3.00%, 06/01/2043	788	784
2.50%, 12/01/2029	796	797		3.00%, 07/01/2043	708	705
2.50%, 09/01/2030	1,270	1,272		3.00%, 07/01/2043	1,293	1,287
2.50%, 01/01/2031	184	184		3.00%, 07/01/2043	76	76
2.50%, 01/01/2031	111	111		3.00%, 07/01/2043	686	682
2.50%, 01/01/2031	1,324	1,326		3.00%, 08/01/2043	280	279
2.50%, 02/01/2031	144	144		3.00%, 08/01/2043	312	310
2.50%, 03/01/2031	425	425		3.00%, 08/01/2043	311	309
2.50%, 04/01/2031	1,108	1,110		3.00%, 08/01/2043	148	148
2.50%, 12/01/2031	392	392		3.00%, 08/01/2043	38	38
2.50%, 12/01/2031	441	441		3.00%, 08/01/2043	410	408
2.50%, 01/01/2032	540	541

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)				Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 08/01/2043	$2,167	$2,157		3.50%, 02/01/2041	$41	$42
3.00%, 09/01/2043	494	491		3.50%, 05/01/2041	406	417
3.00%, 09/01/2043	774	770		3.50%, 10/01/2041	44	46
3.00%, 09/01/2043	94	94		3.50%, 11/01/2041	45	46
3.00%, 09/01/2043	385	383		3.50%, 01/01/2042	104	107
3.00%, 10/01/2043	190	189		3.50%, 02/01/2042	602	618
3.00%, 10/01/2043	649	646		3.50%, 02/01/2042	38	39
3.00%, 03/01/2045	1,019	1,010		3.50%, 03/01/2042	55	56
3.00%, 04/01/2045	333	330		3.50%, 03/01/2042	14	15
3.00%, 06/01/2045	1,152	1,142		3.50%, 04/01/2042	153	157
3.00%, 07/01/2045	625	620		3.50%, 04/01/2042	116	119
3.00%, 07/01/2045	861	853		3.50%, 04/01/2042	161	165
3.00%, 08/01/2045	322	320		3.50%, 04/01/2042	35	36
3.00%, 08/01/2045	400	396		3.50%, 04/01/2042	128	131
3.00%, 08/01/2045	1,261	1,250		3.50%, 06/01/2042	373	383
3.00%, 12/01/2045	1,885	1,869		3.50%, 06/01/2042	102	105
3.00%, 03/01/2046	393	390		3.50%, 06/01/2042	99	102
3.00%, 03/01/2046	882	875		3.50%, 07/01/2042	525	539
3.00%, 04/01/2046	1,268	1,257		3.50%, 07/01/2042	633	650
3.00%, 05/01/2046	282	280		3.50%, 08/01/2042	263	270
3.00%, 09/01/2046	1,358	1,347		3.50%, 08/01/2042	616	632
3.00%, 11/01/2046	1,478	1,466		3.50%, 08/01/2042	133	137
3.00%, 11/01/2046	1,475	1,462		3.50%, 02/01/2043	630	647
3.00%, 12/01/2046	1,387	1,375		3.50%, 08/01/2043	56	57
3.00%, 12/01/2046	1,482	1,469		3.50%, 02/01/2044	680	698
3.00%, 01/01/2047	1,388	1,376		3.50%, 06/01/2044	1,089	1,117
3.00%, 03/01/2047	1,496	1,483		3.50%, 08/01/2044	690	707
3.50%, 01/01/2019	22	22		3.50%, 09/01/2044	593	608
3.50%, 04/01/2021	190	198		3.50%, 02/01/2045	664	680
3.50%, 10/01/2023	95	99		3.50%, 03/01/2045	937	959
3.50%, 10/01/2025	11	12		3.50%, 05/01/2045(e)	2,025	2,067
3.50%, 10/01/2025	234	244		3.50%, 06/01/2045	1,024	1,048
3.50%, 10/01/2025	15	16		3.50%, 07/01/2045	1,766	1,807
3.50%, 11/01/2025	28	29		3.50%, 09/01/2045	991	1,014
3.50%, 11/01/2025	12	13		3.50%, 09/01/2045	49	50
3.50%, 11/01/2025	7	8		3.50%, 10/01/2045	1,107	1,133
3.50%, 11/01/2025	4	5		3.50%, 11/01/2045	1,177	1,205
3.50%, 11/01/2025	35	37		3.50%, 12/01/2045	169	173
3.50%, 12/01/2025	30	31		3.50%, 12/01/2045	930	952
3.50%, 12/01/2025	11	11		3.50%, 12/01/2045	1,422	1,456
3.50%, 01/01/2026	21	22		3.50%, 01/01/2046	184	188
3.50%, 01/01/2026	449	469		3.50%, 01/01/2046	508	520
3.50%, 02/01/2026	17	18		3.50%, 03/01/2046	4,804	4,916
3.50%, 04/01/2026	48	50		3.50%, 03/01/2046	925	947
3.50%, 05/01/2026	58	61		3.50%, 03/01/2046	383	392
3.50%, 06/01/2026	13	13		3.50%, 04/01/2046	1,166	1,193
3.50%, 06/01/2026	7	7		3.50%, 05/01/2046	1,298	1,328
3.50%, 07/01/2026	31	33		3.50%, 06/01/2046	1,443	1,476
3.50%, 07/01/2026	43	45		3.50%, 08/01/2046	986	1,009
3.50%, 07/01/2026	7	7		3.50%, 04/01/2047(e)	10,725	10,968
3.50%, 08/01/2026	27	28		4.00%, 05/01/2018	27	28
3.50%, 08/01/2026	94	98		4.00%, 05/01/2018	3	3
3.50%, 09/01/2026	38	40		4.00%, 10/01/2018	22	23
3.50%, 10/01/2026	21	22		4.00%, 04/01/2019	6	6
3.50%, 01/01/2027	45	47		4.00%, 10/01/2020	32	33
3.50%, 12/01/2028	89	93		4.00%, 05/01/2024	38	40
3.50%, 01/01/2029	309	322		4.00%, 05/01/2024	79	83
3.50%, 03/01/2029	49	51		4.00%, 12/01/2024	11	11
3.50%, 06/01/2029	329	344		4.00%, 01/01/2025	24	25
3.50%, 07/01/2029	122	127		4.00%, 02/01/2025	11	11
3.50%, 08/01/2029	69	71		4.00%, 03/01/2025	12	12
3.50%, 09/01/2029	82	86		4.00%, 03/01/2025	20	21
3.50%, 01/01/2030	42	44		4.00%, 04/01/2025	17	18
3.50%, 01/01/2032	167	174		4.00%, 06/01/2025	221	233
3.50%, 02/01/2032	106	110		4.00%, 06/01/2025	19	20
3.50%, 03/01/2032	129	135		4.00%, 06/01/2025	17	18
3.50%, 04/01/2032	122	127		4.00%, 06/01/2025	25	25
3.50%, 08/01/2032	101	105		4.00%, 07/01/2025	333	351
3.50%, 01/01/2034	115	120		4.00%, 07/01/2025	7	7
3.50%, 01/01/2035	243	253		4.00%, 08/01/2025	15	16
3.50%, 02/01/2035	215	223		4.00%, 08/01/2025	21	22
3.50%, 07/01/2035	230	238		4.00%, 09/01/2025	4	4
3.50%, 09/01/2035	550	571

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 10/01/2025	$47	$49	4.00%, 08/01/2045	$90	$95
4.00%, 02/01/2026	20	21	4.00%, 08/01/2045	171	180
4.00%, 05/01/2026	58	61	4.00%, 08/01/2045	182	191
4.00%, 07/01/2026	39	40	4.00%, 09/01/2045	499	523
4.00%, 12/01/2030	57	60	4.00%, 09/01/2045	21	22
4.00%, 08/01/2031	60	64	4.00%, 09/01/2045	1,998	2,097
4.00%, 10/01/2031	82	87	4.00%, 10/01/2045	2,129	2,235
4.00%, 11/01/2031	26	27	4.00%, 11/01/2045	1,238	1,300
4.00%, 12/01/2031	42	45	4.00%, 12/01/2045	565	593
4.00%, 11/01/2033	115	122	4.00%, 01/01/2046	163	171
4.00%, 01/01/2034	188	199	4.00%, 02/01/2046	26	27
4.00%, 07/01/2035	80	85	4.00%, 04/01/2047(e)	1,500	1,573
4.00%, 06/01/2039	4	4	4.50%, 05/01/2018	10	10
4.00%, 07/01/2039	41	43	4.50%, 08/01/2018	24	25
4.00%, 09/01/2039	23	25	4.50%, 11/01/2018	6	7
4.00%, 12/01/2039	17	18	4.50%, 04/01/2019	6	6
4.00%, 12/01/2039	28	30	4.50%, 04/01/2023	9	10
4.00%, 01/01/2040	27	29	4.50%, 08/01/2023	150	161
4.00%, 03/01/2040	16	16	4.50%, 01/01/2024	11	12
4.00%, 09/01/2040	38	40	4.50%, 01/01/2024	5	6
4.00%, 09/01/2040	6	7	4.50%, 04/01/2024	73	77
4.00%, 10/01/2040	31	33	4.50%, 05/01/2024	139	149
4.00%, 10/01/2040	68	71	4.50%, 07/01/2024	10	11
4.00%, 12/01/2040	52	55	4.50%, 09/01/2024	17	19
4.00%, 12/01/2040	47	49	4.50%, 09/01/2024	20	21
4.00%, 12/01/2040	95	100	4.50%, 11/01/2024	129	138
4.00%, 12/01/2040	36	38	4.50%, 04/01/2025	19	20
4.00%, 12/01/2040	56	59	4.50%, 05/01/2025	14	14
4.00%, 02/01/2041	346	365	4.50%, 07/01/2025	21	22
4.00%, 02/01/2041	82	86	4.50%, 09/01/2026	147	155
4.00%, 02/01/2041	111	117	4.50%, 02/01/2030	20	21
4.00%, 04/01/2041	42	44	4.50%, 08/01/2030	15	16
4.00%, 07/01/2041	32	34	4.50%, 05/01/2031	19	20
4.00%, 08/01/2041	72	76	4.50%, 06/01/2031	125	135
4.00%, 08/01/2041	30	32	4.50%, 05/01/2034	1	1
4.00%, 10/01/2041	105	111	4.50%, 08/01/2035	132	142
4.00%, 10/01/2041	13	13	4.50%, 08/01/2035	57	61
4.00%, 10/01/2041	98	104	4.50%, 08/01/2036	21	23
4.00%, 10/01/2041	46	48	4.50%, 02/01/2039	46	49
4.00%, 10/01/2041	38	40	4.50%, 02/01/2039	2	2
4.00%, 11/01/2041	200	211	4.50%, 03/01/2039	32	35
4.00%, 11/01/2041	70	74	4.50%, 04/01/2039	65	70
4.00%, 11/01/2041	116	123	4.50%, 05/01/2039	87	94
4.00%, 03/01/2042	118	125	4.50%, 05/01/2039	182	196
4.00%, 06/01/2042	227	239	4.50%, 06/01/2039	38	41
4.00%, 06/01/2042	197	207	4.50%, 06/01/2039	209	224
4.00%, 08/01/2043	918	968	4.50%, 09/01/2039	342	367
4.00%, 11/01/2043	20	21	4.50%, 10/01/2039	159	171
4.00%, 01/01/2044	246	258	4.50%, 10/01/2039	82	89
4.00%, 02/01/2044	577	609	4.50%, 11/01/2039	55	59
4.00%, 02/01/2044	289	303	4.50%, 11/01/2039	58	62
4.00%, 02/01/2044	92	97	4.50%, 11/01/2039	38	40
4.00%, 03/01/2044	168	177	4.50%, 11/01/2039	20	22
4.00%, 04/01/2044	790	830	4.50%, 12/01/2039	97	105
4.00%, 05/01/2044	207	217	4.50%, 12/01/2039	28	31
4.00%, 05/01/2044	94	99	4.50%, 02/01/2040	87	94
4.00%, 07/01/2044	120	126	4.50%, 02/01/2040	88	96
4.00%, 07/01/2044	502	527	4.50%, 02/01/2040	12	13
4.00%, 07/01/2044	619	650	4.50%, 02/01/2040	51	55
4.00%, 10/01/2044	557	585	4.50%, 04/01/2040	57	61
4.00%, 11/01/2044	905	950	4.50%, 05/01/2040	19	20
4.00%, 12/01/2044	22	23	4.50%, 05/01/2040	70	75
4.00%, 12/01/2044	1,269	1,332	4.50%, 07/01/2040	59	64
4.00%, 01/01/2045	347	364	4.50%, 07/01/2040	55	60
4.00%, 02/01/2045	31	33	4.50%, 08/01/2040	23	25
4.00%, 02/01/2045	613	643	4.50%, 08/01/2040	95	103
4.00%, 04/01/2045	24	26	4.50%, 08/01/2040	32	34
4.00%, 04/01/2045	473	497	4.50%, 08/01/2040	45	48
4.00%, 05/01/2045	226	237	4.50%, 08/01/2040	23	25
4.00%, 05/01/2045(e)	975	1,021	4.50%, 09/01/2040	19	21
4.00%, 06/01/2045	480	504	4.50%, 09/01/2040	13	14
4.00%, 07/01/2045	430	452	4.50%, 09/01/2040	20	21
4.00%, 08/01/2045	1,732	1,818

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 10/01/2040	$234	$252	5.00%, 06/01/2035	$200	$220
4.50%, 02/01/2041	45	48	5.00%, 08/01/2035	12	13
4.50%, 03/01/2041	70	75	5.00%, 08/01/2035	5	6
4.50%, 03/01/2041	452	486	5.00%, 09/01/2035	33	36
4.50%, 03/01/2041	583	627	5.00%, 09/01/2035	13	14
4.50%, 03/01/2041	520	559	5.00%, 10/01/2035	14	15
4.50%, 04/01/2041	84	91	5.00%, 11/01/2035	60	65
4.50%, 04/01/2041	52	56	5.00%, 12/01/2035	35	38
4.50%, 05/01/2041	88	95	5.00%, 12/01/2035	52	57
4.50%, 05/01/2041	31	33	5.00%, 04/01/2036	2	2
4.50%, 05/01/2041	103	110	5.00%, 06/01/2036	6	7
4.50%, 06/01/2041	45	48	5.00%, 08/01/2036	29	32
4.50%, 06/01/2041	30	32	5.00%, 10/01/2036	205	224
4.50%, 06/01/2041	47	51	5.00%, 01/01/2037	63	69
4.50%, 06/01/2041	22	24	5.00%, 01/01/2038	306	333
4.50%, 07/01/2041	59	63	5.00%, 02/01/2038	16	17
4.50%, 07/01/2041	56	61	5.00%, 02/01/2038	156	170
4.50%, 08/01/2041	38	40	5.00%, 03/01/2038	2	2
4.50%, 09/01/2041	512	551	5.00%, 06/01/2038	6	7
4.50%, 10/01/2041	78	84	5.00%, 09/01/2038	2	2
4.50%, 11/01/2041	436	469	5.00%, 09/01/2038	11	12
4.50%, 03/01/2042	73	79	5.00%, 11/01/2038	20	22
4.50%, 09/01/2043	52	55	5.00%, 11/01/2038	347	377
4.50%, 09/01/2043	310	332	5.00%, 12/01/2038	316	344
4.50%, 10/01/2043	20	22	5.00%, 01/01/2039	336	366
4.50%, 11/01/2043	69	74	5.00%, 01/01/2039	31	34
4.50%, 11/01/2043	173	185	5.00%, 02/01/2039	18	19
4.50%, 11/01/2043	195	210	5.00%, 03/01/2039	29	32
4.50%, 11/01/2043	21	23	5.00%, 06/01/2039	8	8
4.50%, 11/01/2043	108	115	5.00%, 07/01/2039	26	28
4.50%, 01/01/2044	173	186	5.00%, 09/01/2039	65	72
4.50%, 01/01/2044	243	260	5.00%, 09/01/2039	494	538
4.50%, 03/01/2044	98	105	5.00%, 10/01/2039	53	58
4.50%, 03/01/2044	287	307	5.00%, 01/01/2040	317	346
4.50%, 05/01/2044	153	164	5.00%, 01/01/2040	86	95
4.50%, 05/01/2044	454	487	5.00%, 03/01/2040	14	15
4.50%, 07/01/2044	179	192	5.00%, 05/01/2040	244	269
4.50%, 07/01/2044	118	126	5.00%, 07/01/2040	50	55
4.50%, 09/01/2044	174	187	5.00%, 07/01/2040	48	53
4.50%, 05/01/2045(e)	225	241	5.00%, 08/01/2040	35	38
4.50%, 07/01/2045	63	67	5.00%, 08/01/2040	89	97
4.50%, 09/01/2045	141	151	5.00%, 08/01/2040	139	151
4.50%, 10/01/2045	177	190	5.00%, 09/01/2040	150	165
5.00%, 05/01/2018	1	1	5.00%, 02/01/2041	655	716
5.00%, 08/01/2018	4	4	5.00%, 04/01/2041	41	45
5.00%, 10/01/2018	9	9	5.00%, 04/01/2041	199	217
5.00%, 04/01/2019	4	4	5.00%, 05/01/2041	8	9
5.00%, 12/01/2019	10	10	5.00%, 06/01/2041	160	175
5.00%, 12/01/2021	18	19	5.00%, 07/01/2041	46	51
5.00%, 02/01/2022	6	6	5.00%, 09/01/2041	59	64
5.00%, 09/01/2022	7	8	5.00%, 10/01/2041	131	143
5.00%, 06/01/2023	5	5	5.00%, 10/01/2041	100	109
5.00%, 06/01/2023	132	141	5.00%, 10/01/2041	71	77
5.00%, 09/01/2023	119	130	5.00%, 11/01/2041	195	213
5.00%, 12/01/2023	61	65	5.00%, 11/01/2041	379	415
5.00%, 04/01/2024	49	53	5.50%, 01/01/2018	1	1
5.00%, 07/01/2024	7	7	5.50%, 01/01/2018	1	1
5.00%, 01/01/2025	171	186	5.50%, 01/01/2022	6	6
5.00%, 06/01/2025	9	9	5.50%, 04/01/2023	21	22
5.00%, 06/01/2026	45	47	5.50%, 01/01/2028	117	130
5.00%, 12/01/2027	45	49	5.50%, 12/01/2032	46	52
5.00%, 04/01/2028	217	236	5.50%, 03/01/2033	3	4
5.00%, 02/01/2030	9	10	5.50%, 12/01/2033	2	2
5.00%, 03/01/2030	6	7	5.50%, 01/01/2034	76	85
5.00%, 08/01/2033	6	7	5.50%, 01/01/2034	13	14
5.00%, 08/01/2033	49	54	5.50%, 02/01/2034	121	135
5.00%, 09/01/2033	8	9	5.50%, 03/01/2034	28	32
5.00%, 09/01/2033	16	18	5.50%, 10/01/2034	11	12
5.00%, 03/01/2034	12	13	5.50%, 10/01/2034	2	2
5.00%, 04/01/2034	126	138	5.50%, 02/01/2035	24	27
5.00%, 04/01/2034	21	23	5.50%, 03/01/2035	17	19
5.00%, 05/01/2034	37	40	5.50%, 05/01/2035	21	23
5.00%, 05/01/2035	37	40

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.50%, 11/01/2035	$27	$30	6.00%, 01/01/2038	$16	$18
5.50%, 04/01/2036	360	400	6.00%, 01/01/2038	14	16
5.50%, 05/01/2036	34	38	6.00%, 01/01/2038	19	22
5.50%, 05/01/2036	8	9	6.00%, 01/01/2038	4	5
5.50%, 07/01/2036	95	106	6.00%, 04/01/2038	110	124
5.50%, 07/01/2036	26	29	6.00%, 05/01/2038	23	26
5.50%, 11/01/2036	13	14	6.00%, 07/01/2038	7	8
5.50%, 12/01/2036	196	217	6.00%, 07/01/2038	13	15
5.50%, 12/01/2036	4	5	6.00%, 08/01/2038	7	8
5.50%, 12/01/2036	167	185	6.00%, 09/01/2038	12	14
5.50%, 12/01/2036	1	1	6.00%, 09/01/2038	6	7
5.50%, 01/01/2037	189	213	6.00%, 12/01/2039	3	4
5.50%, 02/01/2037	1	1	6.50%, 04/01/2028	1	1
5.50%, 02/01/2037	65	72	6.50%, 03/01/2029	1	1
5.50%, 07/01/2037	12	13	6.50%, 05/01/2031	4	4
5.50%, 07/01/2037	3	3	6.50%, 06/01/2031	1	1
5.50%, 09/01/2037	7	8	6.50%, 10/01/2031	1	1
5.50%, 11/01/2037	8	9	6.50%, 05/01/2032	1	1
5.50%, 01/01/2038	40	45	6.50%, 04/01/2035	2	2
5.50%, 01/01/2038	7	7	6.50%, 09/01/2036	8	10
5.50%, 04/01/2038	4	5	6.50%, 10/01/2037	18	20
5.50%, 04/01/2038	2	2	6.50%, 11/01/2037	10	11
5.50%, 04/01/2038	25	27	6.50%, 12/01/2037	1	1
5.50%, 05/01/2038	7	8	6.50%, 02/01/2038	2	3
5.50%, 05/01/2038	5	5	6.50%, 09/01/2038	11	12
5.50%, 06/01/2038	93	103	6.50%, 10/01/2038	4	5
5.50%, 06/01/2038	10	12	6.50%, 01/01/2039	6	6
5.50%, 06/01/2038	2	2	6.50%, 09/01/2039	16	19
5.50%, 07/01/2038	4	4	7.00%, 10/01/2029	1	1
5.50%, 07/01/2038	23	26	7.00%, 09/01/2031	4	5
5.50%, 07/01/2038	3	4	7.00%, 09/01/2038	4	5
5.50%, 08/01/2038	29	32	7.50%, 07/01/2029	18	21
5.50%, 09/01/2038	138	153	7.50%, 10/01/2030	2	2
5.50%, 09/01/2038	8	9			$174,647
5.50%, 10/01/2038	5	6	Federal National Mortgage Association (FNMA) - 12.40%
5.50%, 10/01/2038	110	122	2.00%, 08/01/2028	178	174
5.50%, 11/01/2038	4	5	2.00%, 09/01/2028	231	225
5.50%, 11/01/2038	1	1	2.00%, 11/01/2028	49	48
5.50%, 12/01/2038	105	117	2.00%, 01/01/2029	20	20
5.50%, 01/01/2039	15	17	2.00%, 05/01/2029	776	760
5.50%, 02/01/2039	101	112	2.00%, 05/01/2030	413	402
5.50%, 03/01/2039	301	333	2.00%, 04/01/2032(e)	900	876
5.50%, 04/01/2039	21	24	2.17%, 05/01/2043(a)	292	298
5.50%, 09/01/2039	45	50	2.50%, 12/01/2027	16	16
5.50%, 12/01/2039	31	35	2.50%, 01/01/2028	266	269
5.50%, 01/01/2040	32	36	2.50%, 02/01/2028	65	66
5.50%, 03/01/2040	5	5	2.50%, 04/01/2028(e)	1,725	1,726
5.50%, 06/01/2040	42	47	2.50%, 06/01/2028	423	428
5.50%, 06/01/2041	40	44	2.50%, 06/01/2028	18	18
5.50%, 06/01/2041	411	456	2.50%, 07/01/2028	301	305
6.00%, 11/01/2022	5	5	2.50%, 08/01/2028	316	320
6.00%, 02/01/2027	15	17	2.50%, 08/01/2028	304	308
6.00%, 07/01/2029	4	5	2.50%, 08/01/2028	137	138
6.00%, 07/01/2029	1	1	2.50%, 08/01/2028	18	18
6.00%, 02/01/2031	4	4	2.50%, 09/01/2028	361	365
6.00%, 12/01/2031	2	3	2.50%, 09/01/2028	124	126
6.00%, 01/01/2032	24	27	2.50%, 10/01/2028	420	425
6.00%, 11/01/2033	39	45	2.50%, 05/01/2029	64	64
6.00%, 06/01/2034	28	31	2.50%, 05/01/2029(e)	450	450
6.00%, 08/01/2034	5	6	2.50%, 06/01/2029	584	587
6.00%, 05/01/2036	15	18	2.50%, 07/01/2029	469	471
6.00%, 06/01/2036	38	43	2.50%, 07/01/2029	278	278
6.00%, 11/01/2036	31	35	2.50%, 07/01/2029	183	184
6.00%, 12/01/2036	140	158	2.50%, 09/01/2029	395	397
6.00%, 02/01/2037	3	3	2.50%, 09/01/2029	58	58
6.00%, 03/01/2037	1	1	2.50%, 12/01/2029	95	95
6.00%, 05/01/2037	2	2	2.50%, 12/01/2029	76	76
6.00%, 10/01/2037	14	16	2.50%, 12/01/2029	336	337
6.00%, 11/01/2037	18	20	2.50%, 01/01/2030	313	315
6.00%, 12/01/2037	71	81	2.50%, 02/01/2030	142	142
6.00%, 12/01/2037	3	4	2.50%, 04/01/2030	407	409
6.00%, 01/01/2038(a)	5	5	2.50%, 04/01/2030	20	20
6.00%, 01/01/2038	60	67

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000 's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
2.50%, 05/01/2030	$826	$831		3.00%, 10/01/2029	$304	$312
2.50%, 06/01/2030	558	561		3.00%, 10/01/2029	193	198
2.50%, 06/01/2030	92	92		3.00%, 11/01/2029	140	144
2.50%, 06/01/2030	143	144		3.00%, 01/01/2030	822	844
2.50%, 06/01/2030	99	100		3.00%, 01/01/2030	892	916
2.50%, 08/01/2030	971	976		3.00%, 01/01/2030	98	101
2.50%, 08/01/2030	238	239		3.00%, 01/01/2030	371	381
2.50%, 12/01/2030	1,148	1,149		3.00%, 03/01/2030	442	454
2.50%, 01/01/2031	427	428		3.00%, 06/01/2030	464	477
2.50%, 01/01/2031	282	282		3.00%, 06/01/2030	512	525
2.50%, 02/01/2031	391	391		3.00%, 08/01/2030	368	378
2.50%, 02/01/2031	371	372		3.00%, 09/01/2030	178	182
2.50%, 05/01/2031	269	269		3.00%, 09/01/2030	812	834
2.50%, 06/01/2031	419	420		3.00%, 10/01/2030	516	529
2.50%, 09/01/2031	111	111		3.00%, 11/01/2030	281	288
2.50%, 11/01/2031	1,361	1,363		3.00%, 11/01/2030	87	89
2.50%, 12/01/2031	673	674		3.00%, 02/01/2031	220	226
2.50%, 12/01/2031	588	589		3.00%, 09/01/2031	97	100
2.50%, 01/01/2032	1,271	1,272		3.00%, 04/01/2032(e)	1,600	1,641
2.50%, 02/01/2032	700	701		3.00%, 05/01/2032	267	273
2.50%, 03/01/2032	318	318		3.00%, 08/01/2032	418	427
2.50%, 03/01/2032	482	483		3.00%, 10/01/2032	451	463
2.50%, 11/01/2032	64	63		3.00%, 08/01/2033	1,066	1,090
2.50%, 07/01/2033	136	133		3.00%, 12/01/2033	487	498
2.50%, 10/01/2036	195	190		3.00%, 05/01/2034	252	256
2.50%, 10/01/2036	73	71		3.00%, 10/01/2034	121	123
2.50%, 12/01/2036	296	289		3.00%, 11/01/2034	310	314
2.50%, 01/01/2043	699	670		3.00%, 02/01/2035	268	272
2.50%, 07/01/2043	67	64		3.00%, 02/01/2035	335	339
2.50%, 08/01/2043	162	155		3.00%, 03/01/2035	143	145
2.50%, 10/01/2043	414	396		3.00%, 04/01/2035	148	151
2.50%, 05/01/2046	100	95		3.00%, 06/01/2035	325	329
2.50%, 05/01/2046	95	91		3.00%, 07/01/2035	122	124
2.50%, 12/01/2046	273	260		3.00%, 11/01/2035	188	190
2.51%, 07/01/2041	25	26		3.00%, 07/01/2036	283	287
2.65%, 11/01/2043(a)	165	169		3.00%, 12/01/2036	394	398
2.67%, 12/01/2043(a)	65	67		3.00%, 12/01/2036	688	695
2.82%, 01/01/2042(a)	63	66		3.00%, 12/01/2036	566	572
2.87%, 02/01/2042(a)	34	35		3.00%, 02/01/2037	323	326
2.95%, 05/01/2042(a)	270	279		3.00%, 04/01/2042	289	288
3.00%, 09/01/2026	68	70		3.00%, 09/01/2042	146	146
3.00%, 11/01/2026	231	237		3.00%, 11/01/2042	1,023	1,020
3.00%, 11/01/2026	81	84		3.00%, 12/01/2042	166	166
3.00%, 01/01/2027	64	66		3.00%, 02/01/2043	652	650
3.00%, 02/01/2027	404	415		3.00%, 02/01/2043	650	648
3.00%, 02/01/2027	58	60		3.00%, 04/01/2043	540	538
3.00%, 04/01/2027	96	98		3.00%, 04/01/2043	647	645
3.00%, 04/01/2027	92	95		3.00%, 04/01/2043	511	509
3.00%, 07/01/2027	270	278		3.00%, 04/01/2043	645	643
3.00%, 08/01/2027	292	300		3.00%, 04/01/2043	1,461	1,456
3.00%, 10/01/2027	258	266		3.00%, 04/01/2043	359	358
3.00%, 05/01/2028(e)	500	512		3.00%, 04/01/2043	869	867
3.00%, 10/01/2028	512	526		3.00%, 04/01/2043	393	392
3.00%, 11/01/2028	324	333		3.00%, 04/01/2043(e)	7,625	7,558
3.00%, 12/01/2028	37	38		3.00%, 04/01/2043	500	499
3.00%, 12/01/2028	49	50		3.00%, 05/01/2043	739	736
3.00%, 02/01/2029	242	248		3.00%, 05/01/2043(e)	1,150	1,138
3.00%, 03/01/2029	219	225		3.00%, 05/01/2043	484	482
3.00%, 03/01/2029	386	396		3.00%, 05/01/2043	389	387
3.00%, 04/01/2029	306	314		3.00%, 05/01/2043	79	79
3.00%, 04/01/2029	59	60		3.00%, 06/01/2043	490	489
3.00%, 05/01/2029	69	71		3.00%, 06/01/2043	26	26
3.00%, 05/01/2029	258	265		3.00%, 06/01/2043	681	679
3.00%, 05/01/2029	117	120		3.00%, 06/01/2043	34	34
3.00%, 06/01/2029	172	176		3.00%, 06/01/2043	643	641
3.00%, 07/01/2029	142	146		3.00%, 06/01/2043	1,246	1,242
3.00%, 07/01/2029	15	15		3.00%, 07/01/2043	213	212
3.00%, 08/01/2029	352	361		3.00%, 07/01/2043	129	127
3.00%, 08/01/2029	264	271		3.00%, 07/01/2043	369	367
3.00%, 08/01/2029	30	31		3.00%, 07/01/2043	535	533
3.00%, 08/01/2029	262	269		3.00%, 07/01/2043	44	44
3.00%, 10/01/2029	179	184		3.00%, 07/01/2043	297	296
3.00%, 10/01/2029	138	142

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.00%, 07/01/2043	$920	$917		3.43%, 05/01/2041(a)	$24	$26
3.00%, 08/01/2043	1,126	1,122		3.44%, 01/01/2040(a)	15	15
3.00%, 08/01/2043	268	266		3.44%, 02/01/2041(a)	23	24
3.00%, 08/01/2043	91	91		3.50%, 01/01/2020	185	192
3.00%, 08/01/2043	234	233		3.50%, 04/01/2022	169	176
3.00%, 08/01/2043	353	352		3.50%, 03/01/2023	137	143
3.00%, 08/01/2043	151	151		3.50%, 08/01/2025	21	22
3.00%, 08/01/2043	801	799		3.50%, 10/01/2025	16	16
3.00%, 08/01/2043	583	581		3.50%, 11/01/2025	237	247
3.00%, 09/01/2043	397	395		3.50%, 11/01/2025	19	20
3.00%, 09/01/2043	929	926		3.50%, 12/01/2025	36	37
3.00%, 09/01/2043	19	19		3.50%, 12/01/2025	109	114
3.00%, 09/01/2043	27	27		3.50%, 12/01/2025	19	20
3.00%, 09/01/2043	19	19		3.50%, 01/01/2026	66	68
3.00%, 10/01/2043	236	234		3.50%, 01/01/2026	558	581
3.00%, 10/01/2043	1,192	1,188		3.50%, 01/01/2026	25	26
3.00%, 11/01/2043	140	140		3.50%, 02/01/2026	175	182
3.00%, 11/01/2043	224	223		3.50%, 03/01/2026	167	174
3.00%, 11/01/2043	131	130		3.50%, 03/01/2026	7	7
3.00%, 11/01/2043	351	350		3.50%, 03/01/2026	479	499
3.00%, 12/01/2043	23	23		3.50%, 05/01/2026	11	11
3.00%, 01/01/2044	164	164		3.50%, 06/01/2026	49	52
3.00%, 01/01/2045	910	904		3.50%, 06/01/2026	57	59
3.00%, 01/01/2045	30	30		3.50%, 07/01/2026	10	10
3.00%, 05/01/2045	1,100	1,092		3.50%, 08/01/2026	7	7
3.00%, 06/01/2045	80	80		3.50%, 08/01/2026	80	83
3.00%, 06/01/2045	30	30		3.50%, 09/01/2026	331	344
3.00%, 09/01/2045	194	193		3.50%, 10/01/2026	25	26
3.00%, 09/01/2045	196	195		3.50%, 12/01/2026	380	396
3.00%, 10/01/2045	734	728		3.50%, 12/01/2026	101	105
3.00%, 11/01/2045	171	169		3.50%, 01/01/2027	115	120
3.00%, 11/01/2045	405	401		3.50%, 01/01/2027	65	68
3.00%, 12/01/2045	65	65		3.50%, 02/01/2027	240	250
3.00%, 12/01/2045	121	120		3.50%, 11/01/2028	353	367
3.00%, 12/01/2045	82	81		3.50%, 12/01/2028	17	17
3.00%, 12/01/2045	898	891		3.50%, 12/01/2028	189	197
3.00%, 01/01/2046	26	26		3.50%, 01/01/2029	192	200
3.00%, 01/01/2046	582	578		3.50%, 03/01/2029	296	308
3.00%, 02/01/2046	328	326		3.50%, 03/01/2029	20	21
3.00%, 02/01/2046	625	620		3.50%, 12/01/2029	166	173
3.00%, 02/01/2046	1,078	1,070		3.50%, 12/01/2029	79	82
3.00%, 02/01/2046	35	35		3.50%, 04/01/2030	162	169
3.00%, 03/01/2046	91	90		3.50%, 11/01/2030	42	43
3.00%, 04/01/2046	982	974		3.50%, 01/01/2031	13	13
3.00%, 05/01/2046	581	576		3.50%, 04/01/2031	26	27
3.00%, 05/01/2046	397	394		3.50%, 02/01/2032	200	209
3.00%, 05/01/2046	151	150		3.50%, 04/01/2032	110	115
3.00%, 06/01/2046	238	236		3.50%, 05/01/2032	242	253
3.00%, 07/01/2046	1,072	1,064		3.50%, 06/01/2032	424	443
3.00%, 08/01/2046	1,062	1,054		3.50%, 07/01/2032	152	159
3.00%, 08/01/2046	313	310		3.50%, 09/01/2032	237	248
3.00%, 09/01/2046	509	505		3.50%, 09/01/2033	114	119
3.00%, 09/01/2046	1,358	1,347		3.50%, 10/01/2033	236	246
3.00%, 09/01/2046	1,359	1,348		3.50%, 11/01/2033	242	253
3.00%, 09/01/2046	321	319		3.50%, 01/01/2034	170	178
3.00%, 10/01/2046	1,474	1,462		3.50%, 06/01/2034	319	332
3.00%, 11/01/2046	1,380	1,369		3.50%, 08/01/2034	84	88
3.00%, 11/01/2046	991	983		3.50%, 11/01/2034	194	202
3.00%, 11/01/2046	1,358	1,347		3.50%, 12/01/2035	454	471
3.00%, 11/01/2046	985	977		3.50%, 07/01/2036	464	481
3.00%, 11/01/2046	26	26		3.50%, 10/01/2040	11	11
3.00%, 11/01/2046	1,071	1,062		3.50%, 11/01/2040	45	46
3.00%, 12/01/2046	1,385	1,374		3.50%, 12/01/2040	49	50
3.00%, 12/01/2046	1,382	1,371		3.50%, 01/01/2041	33	34
3.00%, 12/01/2046	1,270	1,260		3.50%, 02/01/2041	21	22
3.00%, 01/01/2047	26	26		3.50%, 02/01/2041	19	20
3.00%, 01/01/2047	1,487	1,475		3.50%, 03/01/2041	112	115
3.00%, 02/01/2047	1,492	1,480		3.50%, 03/01/2041	80	82
3.00%, 02/01/2047	174	173		3.50%, 10/01/2041	202	208
3.04%, 12/01/2041(a)	31	32		3.50%, 12/01/2041	207	213
3.07%, 01/01/2036(a)	4	4		3.50%, 12/01/2041	577	593
3.14%, 12/01/2040(a)	22	23		3.50%, 12/01/2041	635	654
3.39%, 02/01/2042(a)	56	59

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.50%, 01/01/2042	$116	$120		3.50%, 03/01/2046	$828	$847
3.50%, 01/01/2042	110	113		3.50%, 03/01/2046	1,144	1,171
3.50%, 01/01/2042	213	219		3.50%, 03/01/2046	803	822
3.50%, 02/01/2042	51	52		3.50%, 03/01/2046	1,092	1,118
3.50%, 02/01/2042	23	24		3.50%, 04/01/2046	68	70
3.50%, 03/01/2042	68	70		3.50%, 05/01/2046	1,350	1,382
3.50%, 03/01/2042	452	464		3.50%, 06/01/2046	1,385	1,418
3.50%, 03/01/2042	238	244		3.50%, 06/01/2046	220	225
3.50%, 03/01/2042	54	55		3.50%, 07/01/2046	997	1,020
3.50%, 03/01/2042	124	127		3.50%, 09/01/2046	962	985
3.50%, 03/01/2042	144	148		3.50%, 11/01/2046	1,372	1,404
3.50%, 04/01/2042	91	93		3.50%, 04/01/2047(e)	19,925	20,381
3.50%, 04/01/2042	109	113		3.59%, 08/01/2040(a)	13	14
3.50%, 04/01/2042	147	151		3.59%, 05/01/2041(a)	18	19
3.50%, 04/01/2042	96	99		4.00%, 08/01/2018	108	111
3.50%, 05/01/2042	1,061	1,090		4.00%, 09/01/2018	12	12
3.50%, 05/01/2042	153	157		4.00%, 09/01/2018	42	44
3.50%, 07/01/2042	273	281		4.00%, 09/01/2018	17	18
3.50%, 07/01/2042	157	162		4.00%, 05/01/2019	54	56
3.50%, 08/01/2042	197	202		4.00%, 07/01/2019	6	6
3.50%, 09/01/2042	62	64		4.00%, 03/01/2024	69	73
3.50%, 09/01/2042	152	157		4.00%, 05/01/2024	14	15
3.50%, 10/01/2042	521	535		4.00%, 05/01/2024	16	17
3.50%, 10/01/2042	20	20		4.00%, 06/01/2024	26	27
3.50%, 10/01/2042	1,124	1,156		4.00%, 07/01/2024	25	26
3.50%, 04/01/2043	141	145		4.00%, 09/01/2024	12	12
3.50%, 04/01/2043	274	281		4.00%, 10/01/2024	103	108
3.50%, 05/01/2043	706	726		4.00%, 11/01/2024	6	6
3.50%, 05/01/2043(e)	2,650	2,705		4.00%, 01/01/2025	20	21
3.50%, 05/01/2043	879	903		4.00%, 03/01/2025	20	21
3.50%, 05/01/2043	349	359		4.00%, 04/01/2025	7	7
3.50%, 06/01/2043	421	433		4.00%, 04/01/2025	109	114
3.50%, 06/01/2043	717	736		4.00%, 05/01/2025	26	28
3.50%, 07/01/2043	395	406		4.00%, 05/01/2025	19	20
3.50%, 08/01/2043	896	920		4.00%, 05/01/2025	19	20
3.50%, 08/01/2043	208	213		4.00%, 05/01/2025	6	6
3.50%, 09/01/2043	260	267		4.00%, 05/01/2025	3	3
3.50%, 09/01/2043	712	732		4.00%, 06/01/2025	19	20
3.50%, 12/01/2043	240	247		4.00%, 06/01/2025	6	7
3.50%, 01/01/2044	60	62		4.00%, 07/01/2025	35	37
3.50%, 02/01/2044	294	301		4.00%, 08/01/2025	16	17
3.50%, 02/01/2044	564	579		4.00%, 09/01/2025	23	24
3.50%, 04/01/2044	60	61		4.00%, 11/01/2025	30	31
3.50%, 10/01/2044	72	74		4.00%, 12/01/2025	40	42
3.50%, 10/01/2044	319	327		4.00%, 01/01/2026	90	93
3.50%, 10/01/2044	889	911		4.00%, 01/01/2026	72	76
3.50%, 10/01/2044	35	35		4.00%, 01/01/2026	22	23
3.50%, 11/01/2044	888	910		4.00%, 03/01/2026	4	4
3.50%, 12/01/2044	156	160		4.00%, 03/01/2026	92	97
3.50%, 12/01/2044	783	801		4.00%, 03/01/2026	50	52
3.50%, 12/01/2044	827	846		4.00%, 05/01/2026	28	30
3.50%, 01/01/2045	997	1,020		4.00%, 06/01/2026	26	28
3.50%, 02/01/2045	128	131		4.00%, 07/01/2026	26	27
3.50%, 04/01/2045	1,036	1,060		4.00%, 08/01/2026	106	111
3.50%, 05/01/2045	329	336		4.00%, 09/01/2026	57	60
3.50%, 05/01/2045	40	41		4.00%, 04/01/2029	7	8
3.50%, 07/01/2045	170	174		4.00%, 10/01/2030	21	22
3.50%, 07/01/2045	836	855		4.00%, 12/01/2030	177	187
3.50%, 08/01/2045	1,051	1,076		4.00%, 02/01/2031	60	63
3.50%, 08/01/2045	999	1,023		4.00%, 07/01/2031	39	41
3.50%, 09/01/2045	1,000	1,023		4.00%, 10/01/2031	150	159
3.50%, 09/01/2045	537	549		4.00%, 11/01/2031	36	38
3.50%, 09/01/2045	1,044	1,069		4.00%, 12/01/2031	30	31
3.50%, 11/01/2045	835	855		4.00%, 01/01/2032	45	47
3.50%, 11/01/2045	431	441		4.00%, 09/01/2033	326	345
3.50%, 11/01/2045	27	27		4.00%, 01/01/2036	330	350
3.50%, 11/01/2045	1,034	1,058		4.00%, 02/01/2036	208	221
3.50%, 12/01/2045	965	987		4.00%, 01/01/2037	244	258
3.50%, 12/01/2045	842	862		4.00%, 03/01/2039	10	10
3.50%, 01/01/2046	1,205	1,233		4.00%, 08/01/2039	6	7
3.50%, 02/01/2046	112	115		4.00%, 08/01/2039	37	39
3.50%, 02/01/2046	771	789		4.00%, 10/01/2039	15	16
3.50%, 02/01/2046	383	392

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 10/01/2039	$396	$415		4.00%, 10/01/2044	$318	$334
4.00%, 11/01/2039	43	45		4.00%, 11/01/2044	411	432
4.00%, 12/01/2039	13	14		4.00%, 11/01/2044	114	119
4.00%, 02/01/2040	39	41		4.00%, 11/01/2044	200	210
4.00%, 05/01/2040	35	37		4.00%, 12/01/2044	108	113
4.00%, 05/01/2040	6	6		4.00%, 12/01/2044	560	587
4.00%, 08/01/2040	24	26		4.00%, 12/01/2044	128	135
4.00%, 10/01/2040	13	13		4.00%, 12/01/2044	544	571
4.00%, 10/01/2040	14	15		4.00%, 12/01/2044	90	95
4.00%, 10/01/2040	22	23		4.00%, 01/01/2045	278	292
4.00%, 10/01/2040	77	81		4.00%, 01/01/2045	47	50
4.00%, 10/01/2040	47	49		4.00%, 01/01/2045	51	53
4.00%, 10/01/2040	42	44		4.00%, 01/01/2045	15	16
4.00%, 10/01/2040	26	27		4.00%, 02/01/2045	333	349
4.00%, 11/01/2040	20	21		4.00%, 02/01/2045	737	773
4.00%, 12/01/2040	18	19		4.00%, 02/01/2045	284	298
4.00%, 12/01/2040	59	62		4.00%, 03/01/2045	32	34
4.00%, 12/01/2040	49	52		4.00%, 05/01/2045(e)	1,550	1,623
4.00%, 12/01/2040	84	89		4.00%, 07/01/2045	656	688
4.00%, 12/01/2040	79	83		4.00%, 07/01/2045	449	471
4.00%, 01/01/2041	62	65		4.00%, 07/01/2045	44	46
4.00%, 01/01/2041	39	41		4.00%, 08/01/2045	15	16
4.00%, 01/01/2041	562	592		4.00%, 08/01/2045	65	68
4.00%, 01/01/2041	93	97		4.00%, 09/01/2045	747	784
4.00%, 02/01/2041	448	472		4.00%, 10/01/2045	170	179
4.00%, 02/01/2041	93	98		4.00%, 10/01/2045	754	791
4.00%, 02/01/2041	49	52		4.00%, 11/01/2045	443	465
4.00%, 02/01/2041	84	89		4.00%, 11/01/2045	913	958
4.00%, 02/01/2041	157	166		4.00%, 11/01/2045	25	26
4.00%, 02/01/2041	60	63		4.00%, 11/01/2045	142	149
4.00%, 03/01/2041	50	53		4.00%, 12/01/2045	325	341
4.00%, 03/01/2041	89	94		4.00%, 12/01/2045	220	231
4.00%, 03/01/2041	381	400		4.00%, 01/01/2046	741	777
4.00%, 04/01/2041	7	8		4.00%, 02/01/2046	194	203
4.00%, 09/01/2041	24	25		4.00%, 02/01/2046	149	156
4.00%, 09/01/2041	138	146		4.00%, 02/01/2046	906	951
4.00%, 09/01/2041	218	230		4.00%, 03/01/2046	354	371
4.00%, 10/01/2041	13	14		4.00%, 03/01/2046	333	349
4.00%, 10/01/2041	155	163		4.00%, 03/01/2046	163	171
4.00%, 10/01/2041	73	77		4.00%, 03/01/2046	331	347
4.00%, 11/01/2041	61	65		4.00%, 04/01/2046	47	50
4.00%, 11/01/2041	87	92		4.00%, 04/01/2046	705	740
4.00%, 11/01/2041	129	136		4.00%, 07/01/2046	1,121	1,177
4.00%, 11/01/2041	27	29		4.00%, 08/01/2046	42	44
4.00%, 11/01/2041	10	11		4.00%, 04/01/2047(e)	14,325	15,026
4.00%, 12/01/2041	216	228		4.50%, 02/01/2018	4	4
4.00%, 12/01/2041	79	83		4.50%, 05/01/2018	82	84
4.00%, 12/01/2041	122	128		4.50%, 08/01/2018	63	65
4.00%, 12/01/2041	82	86		4.50%, 09/01/2018	95	98
4.00%, 12/01/2041	81	85		4.50%, 12/01/2018	72	74
4.00%, 01/01/2042	28	29		4.50%, 01/01/2019	1	1
4.00%, 01/01/2042	106	112		4.50%, 03/01/2019	42	43
4.00%, 01/01/2042	82	86		4.50%, 05/01/2019	16	17
4.00%, 02/01/2042	60	64		4.50%, 01/01/2020	89	91
4.00%, 05/01/2042	578	608		4.50%, 09/01/2020	3	3
4.00%, 02/01/2043	117	123		4.50%, 05/01/2022	10	11
4.00%, 02/01/2043	215	227		4.50%, 02/01/2024	4	4
4.00%, 08/01/2043	146	153		4.50%, 04/01/2024	2	2
4.00%, 09/01/2043	28	29		4.50%, 04/01/2024	1	1
4.00%, 09/01/2043	114	120		4.50%, 11/01/2024	10	11
4.00%, 12/01/2043	231	242		4.50%, 12/01/2024	15	16
4.00%, 01/01/2044	635	669		4.50%, 12/01/2024	26	28
4.00%, 02/01/2044	52	55		4.50%, 02/01/2025	28	29
4.00%, 04/01/2044	752	789		4.50%, 02/01/2025	35	36
4.00%, 06/01/2044	387	406		4.50%, 04/01/2025	4	4
4.00%, 06/01/2044	115	121		4.50%, 05/01/2025	28	30
4.00%, 06/01/2044	620	654		4.50%, 04/01/2026	42	45
4.00%, 07/01/2044	765	802		4.50%, 07/01/2029	3	3
4.00%, 07/01/2044	557	584		4.50%, 02/01/2030	18	20
4.00%, 09/01/2044	283	297		4.50%, 04/01/2030	7	7
4.00%, 10/01/2044	180	189		4.50%, 08/01/2030	129	139
4.00%, 10/01/2044	413	433		4.50%, 09/01/2030	106	114
4.00%, 10/01/2044	408	428

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 01/01/2031	$22	$23		4.50%, 07/01/2041	$42	$45
4.50%, 04/01/2031	12	13		4.50%, 07/01/2041	66	71
4.50%, 05/01/2031	19	20		4.50%, 07/01/2041	49	53
4.50%, 07/01/2031	78	84		4.50%, 08/01/2041	61	66
4.50%, 08/01/2031	41	44		4.50%, 09/01/2041	323	348
4.50%, 08/01/2033	2	2		4.50%, 09/01/2041	83	89
4.50%, 08/01/2033	20	22		4.50%, 09/01/2041	64	68
4.50%, 11/01/2033	52	56		4.50%, 10/01/2041	65	70
4.50%, 02/01/2035	163	175		4.50%, 11/01/2041	72	78
4.50%, 12/01/2035	135	145		4.50%, 11/01/2041	81	87
4.50%, 01/01/2036	2	2		4.50%, 11/01/2041	63	68
4.50%, 03/01/2036	6	7		4.50%, 11/01/2041	70	75
4.50%, 04/01/2038	27	29		4.50%, 12/01/2041	80	86
4.50%, 06/01/2038	29	31		4.50%, 04/01/2042	32	34
4.50%, 01/01/2039	6	6		4.50%, 09/01/2042	119	128
4.50%, 02/01/2039	15	16		4.50%, 09/01/2043	427	460
4.50%, 04/01/2039	11	12		4.50%, 09/01/2043	538	578
4.50%, 04/01/2039	52	56		4.50%, 09/01/2043	199	214
4.50%, 04/01/2039	69	75		4.50%, 10/01/2043	550	589
4.50%, 06/01/2039	53	57		4.50%, 11/01/2043	18	19
4.50%, 06/01/2039	84	91		4.50%, 12/01/2043	185	199
4.50%, 06/01/2039	27	29		4.50%, 12/01/2043	25	27
4.50%, 06/01/2039	16	17		4.50%, 01/01/2044	790	847
4.50%, 07/01/2039	70	75		4.50%, 02/01/2044	500	536
4.50%, 07/01/2039	32	35		4.50%, 03/01/2044	327	350
4.50%, 07/01/2039	46	49		4.50%, 03/01/2044	236	253
4.50%, 08/01/2039	35	38		4.50%, 04/01/2044	50	54
4.50%, 09/01/2039	30	32		4.50%, 04/01/2044	134	143
4.50%, 10/01/2039	90	96		4.50%, 05/01/2044	304	326
4.50%, 10/01/2039	19	20		4.50%, 05/01/2044	129	139
4.50%, 10/01/2039	55	59		4.50%, 05/01/2044	203	218
4.50%, 12/01/2039	47	51		4.50%, 05/01/2044	308	330
4.50%, 12/01/2039	68	74		4.50%, 05/01/2044	1,018	1,092
4.50%, 12/01/2039	21	23		4.50%, 06/01/2044	266	285
4.50%, 12/01/2039	19	20		4.50%, 06/01/2044	419	450
4.50%, 12/01/2039	106	115		4.50%, 06/01/2044	650	697
4.50%, 01/01/2040	126	136		4.50%, 06/01/2044	351	377
4.50%, 01/01/2040	91	99		4.50%, 06/01/2044	538	577
4.50%, 02/01/2040	37	40		4.50%, 07/01/2044	10	11
4.50%, 02/01/2040	64	69		4.50%, 07/01/2044	281	302
4.50%, 03/01/2040	42	45		4.50%, 07/01/2044	515	552
4.50%, 04/01/2040	59	64		4.50%, 08/01/2044	138	149
4.50%, 05/01/2040	42	45		4.50%, 08/01/2044	419	449
4.50%, 05/01/2040	36	39		4.50%, 08/01/2044	89	95
4.50%, 05/01/2040	160	172		4.50%, 08/01/2044	57	61
4.50%, 05/01/2040	98	106		4.50%, 10/01/2044	27	29
4.50%, 06/01/2040	26	28		4.50%, 05/01/2045(e)	475	509
4.50%, 07/01/2040	36	39		4.50%, 03/01/2046	124	134
4.50%, 07/01/2040	2	2		4.50%, 08/01/2046	400	430
4.50%, 08/01/2040	51	55		4.50%, 01/01/2047	150	161
4.50%, 08/01/2040	160	172		5.00%, 12/01/2017	1	1
4.50%, 08/01/2040	84	90		5.00%, 03/01/2018	52	54
4.50%, 08/01/2040	298	321		5.00%, 11/01/2018	1	1
4.50%, 09/01/2040	20	22		5.00%, 06/01/2019	11	11
4.50%, 09/01/2040	25	27		5.00%, 07/01/2019	28	29
4.50%, 09/01/2040	33	35		5.00%, 11/01/2020	86	91
4.50%, 10/01/2040	120	129		5.00%, 11/01/2021	4	5
4.50%, 12/01/2040	337	361		5.00%, 02/01/2023	11	12
4.50%, 12/01/2040	24	26		5.00%, 07/01/2023	1	1
4.50%, 03/01/2041	49	53		5.00%, 09/01/2023	59	62
4.50%, 03/01/2041	175	188		5.00%, 12/01/2023	4	4
4.50%, 03/01/2041	32	35		5.00%, 12/01/2023	8	8
4.50%, 03/01/2041	51	55		5.00%, 01/01/2024	30	31
4.50%, 04/01/2041	42	45		5.00%, 01/01/2024	10	10
4.50%, 04/01/2041	7	8		5.00%, 02/01/2024	94	100
4.50%, 05/01/2041	98	105		5.00%, 07/01/2024	8	9
4.50%, 05/01/2041	169	181		5.00%, 12/01/2024	43	46
4.50%, 05/01/2041	54	58		5.00%, 03/01/2028	219	241
4.50%, 06/01/2041	126	135		5.00%, 04/01/2029	14	15
4.50%, 06/01/2041	48	51		5.00%, 09/01/2029	169	185
4.50%, 06/01/2041	100	108		5.00%, 03/01/2030	25	27
4.50%, 06/01/2041	32	34		5.00%, 08/01/2030	30	33
4.50%, 06/01/2041	176	189

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.00%, 05/01/2033	$16	$18		5.00%, 05/01/2042	$623	$683
5.00%, 05/01/2033	11	12		5.00%, 09/01/2043	529	578
5.00%, 07/01/2033	76	83		5.00%, 10/01/2043	199	217
5.00%, 08/01/2033	4	4		5.00%, 11/01/2043	482	527
5.00%, 09/01/2033	35	38		5.00%, 12/01/2043	439	479
5.00%, 09/01/2033	140	153		5.00%, 01/01/2044	141	154
5.00%, 11/01/2033	45	50		5.00%, 01/01/2044	110	120
5.00%, 02/01/2034	6	6		5.00%, 03/01/2044	252	275
5.00%, 03/01/2034	8	8		5.00%, 03/01/2044	460	502
5.00%, 05/01/2034	56	61		5.00%, 05/01/2044	256	281
5.00%, 02/01/2035	53	58		5.00%, 07/01/2044	213	232
5.00%, 03/01/2035	7	8		5.00%, 08/01/2044	220	240
5.00%, 04/01/2035	8	9		5.00%, 11/01/2044	448	490
5.00%, 06/01/2035	101	111		5.50%, 02/01/2018	7	7
5.00%, 07/01/2035	5	5		5.50%, 12/01/2018	5	5
5.00%, 07/01/2035	199	217		5.50%, 08/01/2019	13	14
5.00%, 07/01/2035	130	142		5.50%, 12/01/2019	1	1
5.00%, 07/01/2035	12	13		5.50%, 01/01/2021	1	1
5.00%, 07/01/2035	47	51		5.50%, 05/01/2021	5	5
5.00%, 09/01/2035	7	8		5.50%, 10/01/2021	2	2
5.00%, 10/01/2035	23	25		5.50%, 11/01/2022	10	11
5.00%, 01/01/2036	43	47		5.50%, 11/01/2022	6	6
5.00%, 03/01/2036	42	46		5.50%, 02/01/2023	9	10
5.00%, 03/01/2036	27	30		5.50%, 03/01/2023	8	8
5.00%, 04/01/2036	2	2		5.50%, 04/01/2023	10	10
5.00%, 05/01/2036	1	1		5.50%, 07/01/2023	9	10
5.00%, 06/01/2036	74	81		5.50%, 09/01/2023	9	9
5.00%, 07/01/2036	57	63		5.50%, 12/01/2023	5	5
5.00%, 04/01/2037	532	580		5.50%, 05/01/2025	7	7
5.00%, 07/01/2037	16	18		5.50%, 06/01/2028	8	9
5.00%, 02/01/2038	108	118		5.50%, 09/01/2028	2	3
5.00%, 04/01/2038	38	41		5.50%, 01/01/2029	6	6
5.00%, 05/01/2038	1	1		5.50%, 12/01/2029	27	30
5.00%, 06/01/2038	5	6		5.50%, 06/01/2033	12	13
5.00%, 12/01/2038	9	10		5.50%, 04/01/2034	41	45
5.00%, 01/01/2039	487	532		5.50%, 04/01/2034	30	33
5.00%, 01/01/2039	35	39		5.50%, 04/01/2034	57	64
5.00%, 02/01/2039	41	45		5.50%, 05/01/2034	37	41
5.00%, 03/01/2039	2	2		5.50%, 06/01/2034	3	3
5.00%, 03/01/2039	22	24		5.50%, 11/01/2034	33	36
5.00%, 04/01/2039	45	49		5.50%, 01/01/2035	32	36
5.00%, 04/01/2039	33	37		5.50%, 01/01/2035	8	9
5.00%, 04/01/2039	17	19		5.50%, 03/01/2035	13	15
5.00%, 06/01/2039	101	111		5.50%, 04/01/2035	1	1
5.00%, 07/01/2039	217	237		5.50%, 04/01/2035	18	21
5.00%, 07/01/2039	54	60		5.50%, 08/01/2035	5	6
5.00%, 07/01/2039	203	221		5.50%, 09/01/2035	2	2
5.00%, 10/01/2039	40	44		5.50%, 10/01/2035	3	4
5.00%, 12/01/2039	35	39		5.50%, 10/01/2035	5	5
5.00%, 12/01/2039	87	96		5.50%, 11/01/2035	258	290
5.00%, 01/01/2040	74	82		5.50%, 12/01/2035	11	12
5.00%, 02/01/2040	101	113		5.50%, 01/01/2036	4	4
5.00%, 05/01/2040	159	174		5.50%, 02/01/2036	31	34
5.00%, 05/01/2040	23	25		5.50%, 04/01/2036	36	41
5.00%, 06/01/2040	66	73		5.50%, 04/01/2036	2	2
5.00%, 06/01/2040	55	60		5.50%, 05/01/2036	155	174
5.00%, 06/01/2040	12	13		5.50%, 07/01/2036	19	21
5.00%, 08/01/2040	23	25		5.50%, 08/01/2036	51	57
5.00%, 08/01/2040	100	109		5.50%, 09/01/2036	53	59
5.00%, 08/01/2040	32	35		5.50%, 09/01/2036	22	25
5.00%, 09/01/2040	99	108		5.50%, 10/01/2036	53	59
5.00%, 09/01/2040	11	12		5.50%, 11/01/2036	17	19
5.00%, 11/01/2040	38	41		5.50%, 11/01/2036	12	13
5.00%, 02/01/2041	296	324		5.50%, 11/01/2036	7	8
5.00%, 02/01/2041	444	485		5.50%, 01/01/2037	17	19
5.00%, 04/01/2041	29	31		5.50%, 02/01/2037	37	41
5.00%, 05/01/2041	42	46		5.50%, 03/01/2037	115	128
5.00%, 05/01/2041	15	16		5.50%, 05/01/2037	15	17
5.00%, 05/01/2041	42	47		5.50%, 05/01/2037	506	563
5.00%, 05/01/2041	39	42		5.50%, 05/01/2037	1	1
5.00%, 07/01/2041	313	342		5.50%, 05/01/2037	155	173
5.00%, 07/01/2041	9	9		5.50%, 06/01/2037	44	49
5.00%, 09/01/2041	1,069	1,171

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.50%, 07/01/2037	$2	$2		6.00%, 11/01/2037	$1	$1
5.50%, 07/01/2037	6	7		6.00%, 11/01/2037	5	6
5.50%, 08/01/2037	190	213		6.00%, 12/01/2037	9	10
5.50%, 08/01/2037	235	262		6.00%, 01/01/2038	11	13
5.50%, 08/01/2037	185	207		6.00%, 01/01/2038	8	9
5.50%, 01/01/2038	5	6		6.00%, 01/01/2038	168	190
5.50%, 01/01/2038	7	8		6.00%, 02/01/2038	6	6
5.50%, 02/01/2038	49	55		6.00%, 03/01/2038	66	75
5.50%, 02/01/2038	28	31		6.00%, 03/01/2038	11	13
5.50%, 02/01/2038	18	20		6.00%, 05/01/2038	5	6
5.50%, 03/01/2038	13	14		6.00%, 05/01/2038	8	9
5.50%, 03/01/2038	73	81		6.00%, 08/01/2038	12	13
5.50%, 03/01/2038	24	27		6.00%, 09/01/2038	47	54
5.50%, 03/01/2038	16	17		6.00%, 10/01/2038	28	32
5.50%, 05/01/2038	7	8		6.00%, 11/01/2038	58	66
5.50%, 05/01/2038	24	26		6.00%, 12/01/2038	6	6
5.50%, 05/01/2038	426	476		6.00%, 10/01/2039	14	16
5.50%, 06/01/2038	1	1		6.00%, 10/01/2039	14	16
5.50%, 06/01/2038	164	182		6.00%, 04/01/2040	32	36
5.50%, 06/01/2038	2	2		6.00%, 09/01/2040	9	10
5.50%, 06/01/2038	189	210		6.00%, 10/01/2040	36	41
5.50%, 06/01/2038	17	19		6.00%, 10/01/2040	16	18
5.50%, 07/01/2038	13	14		6.00%, 05/01/2041	335	380
5.50%, 07/01/2038	10	11		6.50%, 12/01/2031	1	1
5.50%, 08/01/2038	194	216		6.50%, 03/01/2032	3	3
5.50%, 11/01/2038	191	213		6.50%, 07/01/2032	7	8
5.50%, 11/01/2038	7	7		6.50%, 11/01/2033	9	11
5.50%, 11/01/2038	8	9		6.50%, 08/01/2034	19	21
5.50%, 11/01/2038	5	5		6.50%, 09/01/2034	15	17
5.50%, 11/01/2038	7	8		6.50%, 10/01/2034	5	6
5.50%, 11/01/2038	98	110		6.50%, 07/01/2037	11	13
5.50%, 12/01/2038	14	16		6.50%, 07/01/2037	8	9
5.50%, 12/01/2038	11	12		6.50%, 08/01/2037	3	3
5.50%, 12/01/2038	18	20		6.50%, 10/01/2037	37	41
5.50%, 01/01/2039	13	15		6.50%, 01/01/2038	4	4
5.50%, 04/01/2039	6	6		6.50%, 01/01/2038	178	204
5.50%, 06/01/2039	195	218		6.50%, 02/01/2038	10	11
5.50%, 07/01/2039	45	50		6.50%, 02/01/2038	9	11
5.50%, 09/01/2039	32	36		6.50%, 03/01/2038	3	4
5.50%, 10/01/2039	11	12		6.50%, 03/01/2038	45	51
5.50%, 12/01/2039	59	66		6.50%, 05/01/2038	13	14
5.50%, 12/01/2039	21	23		6.50%, 05/01/2038	109	121
5.50%, 05/01/2040	109	122		6.50%, 09/01/2038	5	6
5.50%, 06/01/2040	8	9		6.50%, 10/01/2039	11	12
5.50%, 07/01/2040	31	35		7.00%, 12/01/2037	16	19
5.50%, 07/01/2041	156	173		7.00%, 12/01/2037	7	8
5.50%, 09/01/2041	62	70		7.50%, 05/01/2031	10	12
5.50%, 09/01/2041	46	51				$276,171
6.00%, 06/01/2017	1	1		Government National Mortgage Association (GNMA) - 8.22%
6.00%, 05/01/2024	1	1		1.88%, 07/20/2040	13	13
6.00%, 12/01/2032	19	22		2.50%, 08/20/2027	96	97
6.00%, 01/01/2033	5	5		2.50%, 09/20/2027	199	201
6.00%, 10/01/2033	6	7		2.50%, 01/20/2028	238	242
6.00%, 12/01/2033	14	16		2.50%, 03/20/2028	176	178
6.00%, 10/01/2034	20	23		2.50%, 04/20/2028	181	183
6.00%, 12/01/2034	9	10		2.50%, 07/20/2028	173	176
6.00%, 01/01/2035	48	55		2.50%, 11/20/2030	82	83
6.00%, 07/01/2035	90	103		2.50%, 03/20/2031	202	205
6.00%, 07/01/2035	36	41		2.50%, 02/20/2042(a)	56	58
6.00%, 10/01/2035	38	43		2.50%, 01/20/2043(a)	85	87
6.00%, 05/01/2036	1	1		2.50%, 03/15/2043	223	216
6.00%, 05/01/2036	3	3		2.50%, 07/20/2043	283	275
6.00%, 05/01/2036	4	5		2.50%, 11/20/2043(a)	297	304
6.00%, 06/01/2036	23	26		2.50%, 06/20/2045	175	170
6.00%, 02/01/2037	30	34		2.50%, 10/15/2046	249	242
6.00%, 02/01/2037	3	4		2.50%, 11/20/2046	99	96
6.00%, 03/01/2037	56	64		2.50%, 12/20/2046	547	531
6.00%, 03/01/2037	24	27		2.50%, 01/20/2047	748	726
6.00%, 06/01/2037	12	13		3.00%, 04/15/2027	99	103
6.00%, 07/01/2037	4	4		3.00%, 04/20/2027	172	177
6.00%, 09/01/2037	29	33		3.00%, 09/20/2027	176	182
6.00%, 10/01/2037	3	4		3.00%, 11/20/2027	91	94
6.00%, 11/01/2037	5	6

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
3.00%, 09/20/2028	$107	$111	3.50%, 02/15/2042	$96	$99
3.00%, 10/20/2028	158	163	3.50%, 02/15/2042	343	359
3.00%, 11/20/2028	63	65	3.50%, 02/20/2042	89	93
3.00%, 01/20/2029	49	50	3.50%, 03/15/2042	76	79
3.00%, 05/20/2029	198	205	3.50%, 03/15/2042	82	85
3.00%, 07/20/2030	401	414	3.50%, 03/20/2042	102	106
3.00%, 01/20/2031	243	251	3.50%, 04/15/2042	176	183
3.00%, 07/20/2041(a)	19	20	3.50%, 04/15/2042	497	517
3.00%, 02/20/2042(a)	55	56	3.50%, 04/20/2042	206	215
3.00%, 04/15/2042	23	24	3.50%, 05/15/2042	122	126
3.00%, 04/20/2042(a)	175	182	3.50%, 05/15/2042	7	8
3.00%, 07/20/2042(a)	228	235	3.50%, 05/20/2042	721	751
3.00%, 08/20/2042	13	14	3.50%, 06/20/2042	437	456
3.00%, 09/20/2042	284	287	3.50%, 08/15/2042	95	99
3.00%, 10/15/2042	313	317	3.50%, 08/20/2042	332	346
3.00%, 12/20/2042	566	573	3.50%, 10/20/2042	1,003	1,044
3.00%, 01/20/2043	802	812	3.50%, 01/15/2043	579	603
3.00%, 03/20/2043	347	351	3.50%, 01/15/2043	366	380
3.00%, 03/20/2043	1,078	1,092	3.50%, 01/20/2043	500	520
3.00%, 04/01/2043	22,150	22,344	3.50%, 02/20/2043	1,527	1,591
3.00%, 04/15/2043	64	65	3.50%, 03/20/2043	639	664
3.00%, 04/20/2043	1,417	1,435	3.50%, 03/20/2043	481	501
3.00%, 05/01/2043	1,000	1,007	3.50%, 04/01/2043	24,175	25,066
3.00%, 05/15/2043	24	25	3.50%, 04/15/2043	88	92
3.00%, 05/15/2043	51	51	3.50%, 04/15/2043	149	156
3.00%, 05/15/2043	17	17	3.50%, 04/20/2043	494	515
3.00%, 06/15/2043	515	521	3.50%, 05/01/2043	2,075	2,147
3.00%, 06/20/2043	314	318	3.50%, 06/15/2043	82	85
3.00%, 07/15/2043	166	167	3.50%, 06/15/2043	63	65
3.00%, 08/15/2043	324	328	3.50%, 07/20/2043	1,019	1,061
3.00%, 08/15/2043	365	369	3.50%, 08/15/2043	189	196
3.00%, 08/20/2043	147	149	3.50%, 08/20/2043	271	282
3.00%, 09/20/2043	541	548	3.50%, 09/20/2043	935	974
3.00%, 10/20/2043	268	272	3.50%, 01/20/2044	13	14
3.00%, 11/20/2043	202	205	3.50%, 02/20/2044	111	115
3.00%, 03/20/2044	401	406	3.50%, 04/20/2044	473	492
3.00%, 05/15/2044	50	50	3.50%, 07/20/2044	1,313	1,364
3.00%, 08/20/2044	1,672	1,694	3.50%, 08/20/2044	1,344	1,396
3.00%, 11/15/2044	336	340	3.50%, 09/15/2044	172	178
3.00%, 11/20/2044	657	664	3.50%, 09/20/2044	498	517
3.00%, 12/20/2044	789	797	3.50%, 10/20/2044	544	565
3.00%, 02/15/2045	362	366	3.50%, 11/20/2044	598	621
3.00%, 03/15/2045	354	358	3.50%, 12/20/2044	678	704
3.00%, 04/20/2045	76	77	3.50%, 02/20/2045	677	703
3.00%, 05/20/2045	699	706	3.50%, 05/20/2045	968	1,004
3.00%, 07/15/2045	316	319	3.50%, 06/20/2045	191	199
3.00%, 07/20/2045	2,123	2,144	3.50%, 07/20/2045	1,074	1,115
3.00%, 08/15/2045	267	270	3.50%, 08/20/2045	606	629
3.00%, 08/20/2045	1,409	1,423	3.50%, 09/20/2045	323	335
3.00%, 11/20/2045	774	781	3.50%, 10/20/2045	78	81
3.00%, 12/20/2045	1,121	1,132	3.50%, 11/20/2045	1,941	2,015
3.00%, 02/20/2046	356	360	3.50%, 12/20/2045	1,201	1,247
3.00%, 03/20/2046	1,378	1,392	3.50%, 01/20/2046	1,517	1,575
3.00%, 04/20/2046	1,315	1,328	3.50%, 02/20/2046	172	179
3.00%, 05/20/2046	365	369	3.50%, 03/20/2046	1,461	1,516
3.00%, 06/20/2046	464	468	3.50%, 04/20/2046	1,271	1,320
3.00%, 07/20/2046	1,415	1,429	3.50%, 05/20/2046	1,411	1,465
3.00%, 08/20/2046	1,440	1,454	3.50%, 06/20/2046	1,454	1,509
3.00%, 09/20/2046	1,462	1,476	3.50%, 07/15/2046	199	206
3.00%, 11/20/2046	494	500	3.50%, 07/20/2046	931	967
3.00%, 12/20/2046	1,489	1,504	3.50%, 08/20/2046	1,438	1,493
3.00%, 01/20/2047	1,493	1,508	3.50%, 11/20/2046	1,473	1,529
3.50%, 12/15/2025	12	13	3.50%, 12/20/2046	1,489	1,545
3.50%, 02/15/2026	44	46	4.00%, 07/15/2024	73	76
3.50%, 05/15/2026	18	19	4.00%, 08/15/2024	19	20
3.50%, 03/20/2027	42	44	4.00%, 12/15/2024	16	16
3.50%, 04/20/2027	71	74	4.00%, 11/15/2025	12	12
3.50%, 09/20/2028	137	144	4.00%, 05/15/2026	17	18
3.50%, 01/20/2041	64	66	4.00%, 06/15/2039	10	10
3.50%, 11/15/2041	48	50	4.00%, 07/20/2040	38	41
3.50%, 11/20/2041	20	21	4.00%, 08/15/2040	158	168
3.50%, 01/15/2042	57	60	4.00%, 08/15/2040	35	37
3.50%, 01/20/2042	94	98

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.00%, 09/15/2040	$62	$66	4.00%, 12/20/2045	$523	$552
4.00%, 09/15/2040	8	8	4.00%, 01/20/2046	340	359
4.00%, 09/15/2040	31	33	4.00%, 02/20/2046	505	533
4.00%, 10/15/2040	53	56	4.00%, 04/20/2046	822	869
4.00%, 11/15/2040	7	8	4.00%, 05/20/2046	422	446
4.00%, 11/15/2040	38	40	4.00%, 04/01/2047	1,825	1,928
4.00%, 11/20/2040	31	33	4.50%, 04/20/2026	12	13
4.00%, 12/20/2040	60	64	4.50%, 11/20/2033	7	8
4.00%, 01/15/2041	101	107	4.50%, 02/15/2039	212	227
4.00%, 01/15/2041	35	37	4.50%, 03/15/2039	32	35
4.00%, 01/15/2041	56	59	4.50%, 03/15/2039	21	23
4.00%, 01/20/2041	100	107	4.50%, 03/15/2039	42	45
4.00%, 05/15/2041	24	25	4.50%, 03/15/2039	85	91
4.00%, 05/15/2041	60	63	4.50%, 03/20/2039	46	49
4.00%, 07/20/2041	34	36	4.50%, 04/15/2039	75	80
4.00%, 08/15/2041	29	31	4.50%, 04/15/2039	66	71
4.00%, 08/15/2041	154	163	4.50%, 04/15/2039	34	36
4.00%, 08/15/2041	50	52	4.50%, 05/15/2039	10	11
4.00%, 09/15/2041	39	41	4.50%, 05/15/2039	11	12
4.00%, 09/15/2041	87	92	4.50%, 05/15/2039	96	102
4.00%, 09/15/2041	113	119	4.50%, 05/15/2039	224	240
4.00%, 09/15/2041	45	48	4.50%, 05/15/2039	77	84
4.00%, 09/20/2041	171	181	4.50%, 06/15/2039	83	89
4.00%, 10/15/2041	59	62	4.50%, 07/15/2039	19	20
4.00%, 10/15/2041	36	38	4.50%, 08/15/2039	91	98
4.00%, 11/15/2041	192	204	4.50%, 11/15/2039	319	346
4.00%, 11/20/2041	61	65	4.50%, 11/15/2039	18	19
4.00%, 12/15/2041	61	65	4.50%, 12/15/2039	76	82
4.00%, 12/15/2041	9	9	4.50%, 01/15/2040	86	93
4.00%, 12/20/2041	58	62	4.50%, 02/15/2040	11	12
4.00%, 01/15/2042	21	22	4.50%, 02/15/2040	12	12
4.00%, 01/15/2042	78	82	4.50%, 02/15/2040	19	21
4.00%, 01/20/2042	320	340	4.50%, 02/15/2040	13	14
4.00%, 02/20/2042	254	269	4.50%, 02/15/2040	20	21
4.00%, 03/15/2042	199	210	4.50%, 02/15/2040	38	41
4.00%, 03/15/2042	106	112	4.50%, 03/15/2040	14	15
4.00%, 03/20/2042	303	322	4.50%, 04/15/2040	623	666
4.00%, 04/20/2042	269	286	4.50%, 05/15/2040	28	30
4.00%, 05/15/2042	466	493	4.50%, 06/15/2040	20	21
4.00%, 05/20/2042	25	27	4.50%, 06/15/2040	27	29
4.00%, 07/20/2042	609	646	4.50%, 07/15/2040	22	24
4.00%, 05/01/2043	1,075	1,133	4.50%, 07/15/2040	489	526
4.00%, 06/20/2043	81	86	4.50%, 07/15/2040	29	31
4.00%, 08/15/2043	17	18	4.50%, 08/15/2040	47	50
4.00%, 09/15/2043	306	323	4.50%, 08/15/2040	54	59
4.00%, 09/20/2043	115	122	4.50%, 08/15/2040	38	41
4.00%, 10/20/2043	174	184	4.50%, 08/15/2040	135	145
4.00%, 11/20/2043	404	427	4.50%, 08/15/2040	37	40
4.00%, 02/20/2044	949	1,005	4.50%, 09/15/2040	47	50
4.00%, 03/15/2044	372	393	4.50%, 09/15/2040	43	46
4.00%, 04/20/2044	460	486	4.50%, 10/15/2040	56	60
4.00%, 05/20/2044	624	659	4.50%, 12/15/2040	25	27
4.00%, 06/20/2044	464	490	4.50%, 01/20/2041	64	70
4.00%, 07/20/2044	1,850	1,955	4.50%, 01/20/2041	48	52
4.00%, 08/20/2044	1,293	1,367	4.50%, 02/20/2041	64	71
4.00%, 09/20/2044	1,160	1,227	4.50%, 02/20/2041	54	58
4.00%, 10/20/2044	1,565	1,654	4.50%, 03/15/2041	21	22
4.00%, 11/20/2044	723	764	4.50%, 03/15/2041	115	123
4.00%, 12/20/2044	1,251	1,322	4.50%, 03/20/2041	30	32
4.00%, 01/15/2045	90	95	4.50%, 03/20/2041	53	58
4.00%, 01/20/2045	1,047	1,106	4.50%, 04/15/2041	47	50
4.00%, 03/15/2045	77	81	4.50%, 04/15/2041	19	21
4.00%, 04/15/2045	53	56	4.50%, 04/20/2041	56	60
4.00%, 04/20/2045	677	716	4.50%, 05/15/2041	43	47
4.00%, 05/15/2045	423	446	4.50%, 05/15/2041	35	38
4.00%, 07/15/2045	154	162	4.50%, 06/15/2041	101	108
4.00%, 07/20/2045	285	301	4.50%, 06/20/2041	183	198
4.00%, 08/15/2045	80	84	4.50%, 07/15/2041	22	24
4.00%, 08/20/2045	816	862	4.50%, 07/15/2041	77	82
4.00%, 09/20/2045	1,169	1,236	4.50%, 07/15/2041	231	247
4.00%, 10/20/2045	609	644	4.50%, 07/20/2041	357	386
4.00%, 11/20/2045	215	227	4.50%, 07/20/2041	14	16
4.00%, 12/15/2045	273	289

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.50%, 08/15/2041	$126	$135	5.00%, 06/15/2040	$30	$33
4.50%, 08/20/2041	133	144	5.00%, 06/20/2040	51	56
4.50%, 09/20/2041	33	36	5.00%, 07/15/2040	26	28
4.50%, 11/20/2041	491	530	5.00%, 07/20/2040	51	56
4.50%, 12/20/2041	34	36	5.00%, 01/20/2041	29	32
4.50%, 01/20/2042	242	261	5.00%, 02/20/2041	63	69
4.50%, 02/20/2042	128	138	5.00%, 04/15/2041	330	365
4.50%, 03/20/2042	31	34	5.00%, 05/20/2041	56	61
4.50%, 04/20/2042	59	64	5.00%, 06/20/2041	15	17
4.50%, 05/20/2042	69	75	5.00%, 07/20/2041	24	26
4.50%, 05/20/2043	308	333	5.00%, 08/20/2041	161	177
4.50%, 06/20/2043	275	297	5.00%, 10/20/2041	21	23
4.50%, 08/20/2043	46	50	5.00%, 11/20/2041	60	66
4.50%, 09/20/2043	138	148	5.00%, 12/20/2041	45	50
4.50%, 10/20/2043	263	281	5.00%, 02/20/2042	213	234
4.50%, 11/20/2043	832	889	5.00%, 03/20/2042	46	52
4.50%, 03/20/2044	1,116	1,206	5.00%, 04/20/2042	490	534
4.50%, 04/20/2044	50	53	5.00%, 12/20/2042	394	425
4.50%, 05/20/2044	824	881	5.00%, 01/20/2043	77	84
4.50%, 07/20/2044	415	444	5.00%, 05/20/2043	95	102
4.50%, 09/20/2044	27	29	5.00%, 07/20/2043	224	241
4.50%, 10/20/2044	61	65	5.00%, 11/20/2043	264	284
4.50%, 11/20/2044	119	127	5.00%, 01/20/2044	172	184
4.50%, 12/20/2044	192	205	5.00%, 02/20/2044	244	262
4.50%, 02/20/2045	500	534	5.00%, 03/20/2044	163	175
4.50%, 03/20/2045	228	243	5.00%, 05/20/2044	74	79
4.50%, 04/20/2045	280	299	5.00%, 07/20/2044	141	152
4.50%, 10/20/2045	151	161	5.00%, 08/20/2044	64	68
4.50%, 12/20/2045	128	137	5.00%, 12/20/2044	111	119
4.50%, 06/20/2046	335	358	5.00%, 12/20/2045	228	245
4.50%, 09/15/2046	397	425	5.00%, 04/20/2046	422	453
4.50%, 04/01/2047	400	427	5.50%, 01/15/2024	8	8
5.00%, 08/15/2033	53	58	5.50%, 11/15/2033	30	33
5.00%, 02/15/2034	65	72	5.50%, 03/15/2034	9	10
5.00%, 07/15/2035	165	183	5.50%, 04/15/2034	10	12
5.00%, 08/15/2035	39	43	5.50%, 07/15/2034	8	8
5.00%, 04/20/2037	4	4	5.50%, 11/15/2034	33	37
5.00%, 04/20/2038	323	359	5.50%, 02/15/2035	18	20
5.00%, 05/15/2038	76	84	5.50%, 03/15/2036	9	11
5.00%, 06/20/2038	33	36	5.50%, 04/15/2036	13	14
5.00%, 08/15/2038	129	141	5.50%, 12/15/2036	12	14
5.00%, 10/15/2038	19	20	5.50%, 04/15/2037	38	42
5.00%, 01/15/2039	125	138	5.50%, 05/15/2038	14	15
5.00%, 01/15/2039	100	109	5.50%, 06/15/2038	22	25
5.00%, 02/15/2039	105	115	5.50%, 08/15/2038	59	66
5.00%, 02/15/2039	108	119	5.50%, 08/15/2038	123	138
5.00%, 04/15/2039	118	131	5.50%, 09/15/2038	52	58
5.00%, 05/15/2039	10	12	5.50%, 10/20/2038	40	44
5.00%, 06/15/2039	35	39	5.50%, 11/15/2038	13	15
5.00%, 06/15/2039	55	61	5.50%, 12/20/2038	16	17
5.00%, 06/20/2039	40	44	5.50%, 01/15/2039	41	45
5.00%, 07/15/2039	29	33	5.50%, 01/15/2039	18	21
5.00%, 07/15/2039	23	26	5.50%, 01/15/2039	4	4
5.00%, 07/15/2039	61	68	5.50%, 01/15/2039	11	13
5.00%, 07/15/2039	33	36	5.50%, 02/15/2039	11	12
5.00%, 08/15/2039	38	43	5.50%, 02/20/2039	85	94
5.00%, 09/15/2039	35	40	5.50%, 05/15/2039	4	5
5.00%, 09/15/2039	13	15	5.50%, 12/15/2039	22	24
5.00%, 09/15/2039	27	30	5.50%, 01/15/2040	179	200
5.00%, 09/15/2039	39	43	5.50%, 03/15/2040	78	87
5.00%, 09/15/2039	36	40	5.50%, 04/15/2040	206	233
5.00%, 11/15/2039	53	59	5.50%, 06/20/2040	97	108
5.00%, 12/15/2039	58	64	5.50%, 07/20/2040	27	29
5.00%, 02/15/2040	58	65	5.50%, 11/15/2040	24	27
5.00%, 02/15/2040	54	61	5.50%, 12/20/2040	20	22
5.00%, 02/15/2040	40	44	5.50%, 01/20/2041	316	351
5.00%, 04/15/2040	32	35	5.50%, 04/20/2041	58	65
5.00%, 05/15/2040	16	17	5.50%, 10/20/2041	49	55
5.00%, 05/15/2040	38	41	5.50%, 11/20/2041	56	62
5.00%, 05/20/2040	11	12	5.50%, 10/20/2042	154	173
5.00%, 06/15/2040	5	5	5.50%, 11/20/2042	143	160
5.00%, 06/15/2040	73	81	5.50%, 06/20/2043	147	161
5.00%, 06/15/2040	50	55

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA) (continued)			U.S. Treasury (continued)
5.50%, 09/20/2043	$195	$218	1.25%, 12/31/2018	$2,975	$2,976
6.00%, 07/15/2032	1	1	1.25%, 01/31/2019	2,445	2,446
6.00%, 12/15/2032	1	2	1.25%, 03/31/2019	3,500	3,499
6.00%, 10/15/2034	25	29	1.25%, 04/30/2019	2,000	1,999
6.00%, 04/15/2035	18	20	1.25%, 10/31/2019	2,000	1,992
6.00%, 04/15/2036	14	16	1.25%, 01/31/2020	3,718	3,694
6.00%, 06/15/2036	20	22	1.25%, 02/29/2020	3,000	2,979
6.00%, 04/15/2037	38	44	1.25%, 03/31/2021	5,240	5,132
6.00%, 05/15/2037	34	39	1.25%, 10/31/2021	3,270	3,178
6.00%, 10/20/2037	51	59	1.25%, 07/31/2023	1,965	1,860
6.00%, 11/20/2037	19	22	1.38%, 06/30/2018	6,183	6,201
6.00%, 01/15/2038	16	18	1.38%, 07/31/2018	855	857
6.00%, 08/15/2038	13	15	1.38%, 09/30/2018	7,320	7,341
6.00%, 01/15/2039	109	123	1.38%, 11/30/2018	981	984
6.00%, 09/15/2039	57	64	1.38%, 12/31/2018	2,000	2,005
6.00%, 09/15/2039	40	46	1.38%, 02/28/2019	4,077	4,086
6.00%, 11/15/2039	85	96	1.38%, 12/15/2019	2,750	2,745
6.00%, 01/20/2042	50	57	1.38%, 01/15/2020	2,725	2,719
6.50%, 10/20/2028	1	1	1.38%, 01/31/2020	1,500	1,496
6.50%, 05/20/2029	1	1	1.38%, 02/15/2020	2,765	2,756
6.50%, 02/20/2032	1	1	1.38%, 02/29/2020	7,180	7,153
6.50%, 05/20/2032	6	7	1.38%, 03/31/2020	3,365	3,350
6.50%, 05/15/2037	37	42	1.38%, 04/30/2020	2,870	2,855
6.50%, 08/20/2038	16	19	1.38%, 05/31/2020	2,300	2,286
6.50%, 09/15/2038	6	7	1.38%, 08/31/2020	2,995	2,967
7.00%, 03/15/2029	2	2	1.38%, 09/30/2020	3,400	3,366
7.00%, 07/15/2031	1	1	1.38%, 10/31/2020	4,785	4,733
		$183,088	1.38%, 01/31/2021	3,660	3,609
U.S. Treasury - 36.26%			1.38%, 04/30/2021	2,830	2,782
0.63%, 06/30/2018	2,810	2,792	1.38%, 05/31/2021	3,500	3,438
0.75%, 07/31/2018	2,810	2,795	1.38%, 06/30/2023	4,995	4,772
0.75%, 08/31/2018	2,820	2,804	1.38%, 08/31/2023	7,030	6,699
0.75%, 09/30/2018	2,825	2,807	1.38%, 09/30/2023	3,040	2,893
0.75%, 10/31/2018	3,000	2,979	1.50%, 08/31/2018	2,920	2,933
0.75%, 02/15/2019	3,960	3,924	1.50%, 12/31/2018	4,109	4,128
0.75%, 07/15/2019	5,235	5,166	1.50%, 01/31/2019	3,205	3,220
0.75%, 08/15/2019	5,030	4,959	1.50%, 02/28/2019	3,184	3,199
0.88%, 05/31/2018	3,000	2,991	1.50%, 03/31/2019	2,000	2,009
0.88%, 07/15/2018	3,426	3,414	1.50%, 05/31/2019	3,955	3,972
0.88%, 10/15/2018	5,130	5,106	1.50%, 10/31/2019	4,518	4,527
0.88%, 04/15/2019	3,080	3,055	1.50%, 11/30/2019	2,480	2,484
0.88%, 05/15/2019	3,735	3,702	1.50%, 05/31/2020	4,230	4,219
0.88%, 06/15/2019	3,105	3,075	1.50%, 01/31/2022	4,754	4,660
0.88%, 07/31/2019	1,740	1,722	1.50%, 02/28/2023	2,130	2,059
0.88%, 09/15/2019	2,855	2,820	1.50%, 03/31/2023	1,340	1,294
1.00%, 05/31/2018	3,135	3,131	1.50%, 08/15/2026	9,530	8,818
1.00%, 08/15/2018	1,769	1,765	1.63%, 03/31/2019	5,290	5,327
1.00%, 09/15/2018	1,855	1,850	1.63%, 04/30/2019	7,120	7,169
1.00%, 11/30/2018	2,910	2,900	1.63%, 06/30/2019	5,000	5,033
1.00%, 03/15/2019	2,645	2,631	1.63%, 07/31/2019	2,675	2,692
1.00%, 06/30/2019	180	179	1.63%, 08/31/2019	5,270	5,301
1.00%, 08/31/2019	1,980	1,963	1.63%, 12/31/2019	3,105	3,119
1.00%, 09/30/2019	3,580	3,546	1.63%, 03/15/2020	2,785	2,795
1.00%, 10/15/2019	2,590	2,564	1.63%, 06/30/2020	4,400	4,404
1.00%, 11/15/2019	2,685	2,655	1.63%, 07/31/2020	4,500	4,501
1.00%, 11/30/2019	2,530	2,503	1.63%, 11/30/2020	4,280	4,267
1.13%, 06/15/2018	8,120	8,119	1.63%, 08/15/2022	3,400	3,331
1.13%, 01/15/2019	1,430	1,427	1.63%, 11/15/2022	3,870	3,781
1.13%, 01/31/2019	2,955	2,949	1.63%, 04/30/2023	2,110	2,050
1.13%, 02/28/2019	2,200	2,195	1.63%, 05/31/2023	2,540	2,466
1.13%, 05/31/2019	500	498	1.63%, 10/31/2023	3,020	2,919
1.13%, 12/31/2019	3,630	3,599	1.63%, 02/15/2026	6,652	6,254
1.13%, 03/31/2020	1,640	1,621	1.63%, 05/15/2026	7,305	6,852
1.13%, 04/30/2020	1,992	1,967	1.75%, 10/31/2018	1,320	1,332
1.13%, 02/28/2021	3,000	2,927	1.75%, 09/30/2019	2,745	2,770
1.13%, 06/30/2021	7,330	7,118	1.75%, 10/31/2020	3,000	3,007
1.13%, 07/31/2021	3,500	3,394	1.75%, 12/31/2020	3,975	3,978
1.13%, 08/31/2021	4,435	4,297	1.75%, 11/30/2021	4,865	4,833
1.13%, 09/30/2021	3,750	3,628	1.75%, 02/28/2022	3,335	3,306
1.25%, 10/31/2018	3,910	3,913	1.75%, 03/31/2022	4,135	4,097
1.25%, 11/15/2018	2,002	2,004	1.75%, 04/30/2022	4,185	4,142
1.25%, 11/30/2018	2,825	2,827	1.75%, 05/15/2022	4,660	4,611
1.25%, 12/15/2018	3,065	3,067

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
U.S. Treasury (continued)				U.S. Treasury (continued)
1.75%, 09/30/2022	$2,460	$2,423		3.13%, 05/15/2019	$2,656	$2,757
1.75%, 01/31/2023	4,090	4,014		3.13%, 05/15/2021	2,420	2,546
1.75%, 05/15/2023	7,617	7,452		3.13%, 11/15/2041	1,087	1,113
1.88%, 06/30/2020	3,290	3,320		3.13%, 02/15/2042	2,318	2,372
1.88%, 11/30/2021	2,542	2,539		3.13%, 02/15/2043	1,990	2,029
1.88%, 01/31/2022	3,270	3,263		3.13%, 08/15/2044	4,180	4,261
1.88%, 02/28/2022	4,000	3,991		3.38%, 11/15/2019	4,640	4,875
1.88%, 03/31/2022	4,000	3,990		3.38%, 05/15/2044	5,540	5,912
1.88%, 05/31/2022	3,855	3,837		3.50%, 05/15/2020	2,987	3,163
1.88%, 08/31/2022	2,810	2,788		3.50%, 02/15/2039	2,160	2,377
1.88%, 10/31/2022	2,205	2,184		3.63%, 08/15/2019	2,108	2,220
2.00%, 07/31/2020	3,174	3,214		3.63%, 02/15/2020	3,986	4,227
2.00%, 09/30/2020	3,000	3,035		3.63%, 02/15/2021	6,000	6,424
2.00%, 11/30/2020	1,790	1,808		3.63%, 08/15/2043	2,650	2,951
2.00%, 02/28/2021	4,560	4,600		3.63%, 02/15/2044	4,780	5,326
2.00%, 05/31/2021	3,800	3,829		3.75%, 11/15/2018	2,685	2,794
2.00%, 08/31/2021	5,345	5,375		3.75%, 08/15/2041	1,540	1,746
2.00%, 10/31/2021	3,120	3,134		3.75%, 11/15/2043	4,090	4,654
2.00%, 11/15/2021	3,505	3,521		3.88%, 05/15/2018	1,000	1,031
2.00%, 12/31/2021	2,890	2,901		3.88%, 08/15/2040	2,744	3,173
2.00%, 02/15/2022	4,045	4,062		4.00%, 08/15/2018	2,505	2,603
2.00%, 07/31/2022	3,021	3,020		4.25%, 05/15/2039	1,929	2,355
2.00%, 11/30/2022	4,710	4,693		4.25%, 11/15/2040	1,800	2,197
2.00%, 02/15/2023	6,447	6,414		4.38%, 02/15/2038	1,535	1,916
2.00%, 02/15/2025	5,940	5,809		4.38%, 11/15/2039	1,490	1,849
2.00%, 08/15/2025	6,735	6,558		4.38%, 05/15/2040	1,024	1,271
2.00%, 11/15/2026	8,600	8,308		4.38%, 05/15/2041	1,450	1,805
2.13%, 08/31/2020	4,800	4,876		4.50%, 02/15/2036	1,010	1,281
2.13%, 01/31/2021	3,615	3,664		4.50%, 05/15/2038	1,160	1,471
2.13%, 06/30/2021	2,050	2,074		4.50%, 08/15/2039	1,126	1,423
2.13%, 08/15/2021	4,350	4,401		4.63%, 02/15/2040	1,810	2,325
2.13%, 09/30/2021	3,055	3,086		4.75%, 02/15/2037	1,970	2,572
2.13%, 12/31/2021	4,435	4,477		4.75%, 02/15/2041	1,608	2,105
2.13%, 06/30/2022	3,845	3,872		5.00%, 05/15/2037	1,230	1,654
2.13%, 12/31/2022	3,600	3,609		5.25%, 11/15/2028	2,070	2,645
2.13%, 11/30/2023	3,130	3,119		5.25%, 02/15/2029	920	1,179
2.13%, 02/29/2024	3,230	3,213		5.38%, 02/15/2031	1,826	2,438
2.13%, 03/31/2024	3,250	3,224		5.50%, 08/15/2028	862	1,119
2.13%, 05/15/2025	4,365	4,299		6.00%, 02/15/2026	1,209	1,563
2.25%, 07/31/2018	1,000	1,014		6.13%, 11/15/2027	3,080	4,144
2.25%, 03/31/2021	2,810	2,860		6.25%, 05/15/2030	1,260	1,786
2.25%, 04/30/2021	3,447	3,508		6.50%, 11/15/2026	1,300	1,760
2.25%, 07/31/2021	2,740	2,785		6.75%, 08/15/2026	150	205
2.25%, 12/31/2023	3,205	3,217		7.63%, 02/15/2025	1,819	2,524
2.25%, 01/31/2024	3,180	3,190		8.00%, 11/15/2021	1,000	1,269
2.25%, 11/15/2024	4,703	4,691				$807,375
2.25%, 11/15/2025	8,575	8,501		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
2.25%, 02/15/2027	5,500	5,430		OBLIGATIONS		$1,441,281
2.25%, 08/15/2046	8,100	6,855		Total Investments		$2,357,961
2.38%, 05/31/2018	2,678	2,716		Other Assets and Liabilities - (5.88)%		$(130,919)
2.38%, 06/30/2018	3,188	3,236		TOTAL NET ASSETS - 100.00%		$2,227,042
2.38%, 12/31/2020	1,689	1,729
2.38%, 08/15/2024	4,235	4,269
2.50%, 08/15/2023	1,342	1,369		(a)	Variable Rate. Rate shown is in effect at March 31, 2017.
2.50%, 05/15/2024	6,410	6,525		(b) Non-Income Producing Security
2.50%, 02/15/2045	5,065	4,551		(c)	Security exempt from registration under Rule 144A of the Securities Act of
2.50%, 02/15/2046	4,075	3,652		1933. These securities may be resold in transactions exempt from
2.50%, 05/15/2046	6,745	6,041		registration, normally to qualified institutional buyers. At the end of the
2.63%, 08/15/2020	7,000	7,225		period, the value of these securities totaled $8,680 or 0.39% of net assets.
2.63%, 11/15/2020	6,042	6,239		(d)	Credit support indicates investments that benefit from credit enhancement
2.75%, 02/15/2019	3,753	3,858		or liquidity support provided by a third party bank, institution, or
2.75%, 11/15/2023	5,006	5,183		government agency.
2.75%, 02/15/2024	8,326	8,615		(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
2.75%, 08/15/2042	2,111	2,013		Notes to Financial Statements for additional information.
2.75%, 11/15/2042	3,730	3,552
2.88%, 05/15/2043	4,703	4,579
2.88%, 08/15/2045	5,005	4,854
2.88%, 11/15/2046	2,380	2,309
3.00%, 05/15/2042	1,087	1,087
3.00%, 11/15/2044	3,145	3,131
3.00%, 05/15/2045	4,140	4,116
3.00%, 11/15/2045	4,855	4,825
3.00%, 02/15/2047	3,200	3,189

See accompanying notes.

		Schedule of Investments
		Bond Market Index Account
		March 31, 2017 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Government		41.46%
Mortgage Securities		30.22%
Financial		8.52%
Investment Companies		6.20%
Consumer, Non-cyclical		4.40%
Energy		2.94%
Communications		2.66%
Industrial		1.92%
Technology		1.85%
Consumer, Cyclical		1.79%
Utilities		1.78%
Basic Materials		0.85%
Asset Backed Securities		0.54%
Revenue Bonds		0.37%
General Obligation Unlimited		0.32%
Insured		0.06%
General Obligation Limited		0.00%
Investments Sold Short		(0.01)%
Other Assets and Liabilities		(5.87)%
TOTAL NET ASSETS		100.00%

		Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.01)%	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) -
(0.01)%
3.50%, 05/01/2045	$100	$103
4.50%, 05/01/2045	100	107
		$210
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY		$210
OBLIGATIONS (proceeds $210)
TOTAL SHORT SALES (proceeds $210)		$210

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2017 (unaudited)

COMMON STOCKS - 0.05%	Shares Held	Value(000	's)		Principal
Forest Products & Paper - 0.01%				BONDS (continued)	Amount (000's) Value (000's)
Verso Corp (a)	5,411	$32		Airlines (continued)
Verso Corp - Warrants (a)	89	—		American Airlines 2017-1 Class AA Pass
		$32		Through Trust
Oil & Gas Services - 0.04%				3.65%, 08/15/2030	$165	$166
Seventy Seven Energy Inc (a)	2,947	126		Continental Airlines 2007-1 Class A Pass
				Through Trust
TOTAL COMMON STOCKS		$158		5.98%, 10/19/2023	106	116
INVESTMENT COMPANIES - 3.40%	Shares Held	Value(000	's)	United Airlines 2014-1 Class A Pass Through
Money Market Funds - 3.40%				Trust
BlackRock Liquidity Funds FedFund Portfolio	9,971,778	9,972		4.00%, 10/11/2027	210	218
				United Airlines 2014-2 Class A Pass Through
TOTAL INVESTMENT COMPANIES		$9,972		Trust
				3.75%, 03/03/2028	274	278
PREFERRED STOCKS - 0.46%	Shares Held	Value(000	's)	US Airways 2001-1G Pass Through Trust
Banks- 0.42%				7.08%, 09/20/2022	20	22
Morgan Stanley 6.38%(b),(c)	15,000	$415
State Street Corp 5.90%(b),(c)	30,000	809		US Airways 2013-1 Class A Pass Through
				Trust
		$1,224		3.95%, 05/15/2027	126	129
Telecommunications - 0.04%						$1,688
Verizon Communications Inc 5.90%	5,000	132		Automobile Asset Backed Securities - 6.11%
				Ally Auto Receivables Trust 2016-2
TOTAL PREFERRED STOCKS		$1,356		1.35%, 05/15/2020	775	774
	Principal			AmeriCredit Automobile Receivables 2015-4
BONDS- 63.12%	Amount (000's)	Value(000	's)	2.11%, 01/08/2021(c)	425	426
Aerospace & Defense - 0.26%				2.88%, 07/08/2021	475	479
Air 2 US				AmeriCredit Automobile Receivables 2016-1
8.63%, 10/01/2020(d)	$15	$15		1.60%, 06/10/2019(c)	404	405
Lockheed Martin Corp				2.89%, 01/10/2022	700	707
2.50%, 11/23/2020	195	196		AmeriCredit Automobile Receivables Trust
Rockwell Collins Inc				2015-3
3.20%, 03/15/2024(e)	330	330		1.36%, 01/08/2019(c)	139	139
3.50%, 03/15/2027(e)	130	130		AmeriCredit Automobile Receivables Trust
United Technologies Corp				2016-2
4.15%, 05/15/2045	50	50		2.87%, 11/08/2021(c)	425	430
5.40%, 05/01/2035	40	47		AmeriCredit Automobile Receivables Trust
		$768		2016-3
Agriculture - 0.71%				1.41%, 11/08/2019(c)	463	464
Altria Group Inc				Americredit Automobile Receivables Trust
4.50%, 05/02/2043	190	193		2016-4
BAT International Finance PLC				1.34%, 04/08/2020	3,000	2,998
2.75%, 06/15/2020(d)	35	35		BMW Vehicle Lease Trust 2015-1
Imperial Brands Finance PLC				1.24%, 12/20/2017	96	96
3.75%, 07/21/2022(d)	220	226		Capital Auto Receivables Asset Trust 2015-1
Philip Morris International Inc				1.42%, 06/20/2018	43	43
1.88%, 02/25/2021	365	358		Capital Auto Receivables Asset Trust 2015-2
4.38%, 11/15/2041	20	20		1.73%, 09/20/2019	450	451
Pinnacle Operating Corp				Capital Auto Receivables Asset Trust 2016-1
9.00%, 11/15/2020(d)	158	121		1.68%, 11/20/2018(c)	129	129
9.00%, 05/15/2023(d),(f)	40	39		Capital Auto Receivables Asset Trust 2016-2
Reynolds American Inc				1.57%, 01/22/2019(c)	2,302	2,304
3.25%, 06/12/2020	108	111		Capital Auto Receivables Asset Trust 2016-3
4.45%, 06/12/2025	110	116		1.40%, 04/22/2019(c)	862	863
5.70%, 08/15/2035	300	343		Drive Auto Receivables Trust 2016-C
5.85%, 08/15/2045	240	282		2.37%, 11/16/2020(c),(d)	700	702
6.88%, 05/01/2020	130	146		Drive Auto Receivables Trust 2017-A
Vector Group Ltd				2.51%, 01/15/2021(c),(d)	500	502
6.13%, 02/01/2025(d)	85	87		Enterprise Fleet Financing LLC
		$2,077		1.59%, 02/22/2021(c),(d)	535	535
Airlines - 0.58%				Ford Credit Auto Owner Trust 2016-A
American Airlines 2013-1 Class B Pass				1.39%, 07/15/2020	450	449
Through Trust				GM Financial Automobile Leasing Trust
5.63%, 01/15/2021(d)	161	167		2016-2
American Airlines 2014-1 Class A Pass				1.48%, 10/22/2018(c)	826	828
Through Trust				GM Financial Automobile Leasing Trust
3.70%, 04/01/2028	146	147		2016-3
American Airlines 2015-1 Class A Pass				1.35%, 02/20/2019	715	714
Through Trust				1.97%, 05/20/2020(c)	300	298
3.38%, 11/01/2028	362	355		2.38%, 05/20/2020(c)	300	299
American Airlines 2015-1 Class B Pass				GM Financial Automobile Leasing Trust
Through Trust				2017-1
3.70%, 11/01/2024	17	17		2.48%, 08/20/2020(c)	300	300
American Airlines 2016-3 Class A Pass				2.74%, 08/20/2020(c)	200	200
Through Trust				Hyundai Auto Receivables Trust 2017-A
3.25%, 04/15/2030	75	73		1.48%, 02/18/2020(c),(g)	300	300

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)			Banks (continued)
Mercedes Benz Auto Lease Trust 2015-B			Bank of America Corp (continued)
1.43%, 01/16/2018(c)	$108	$108	4.44%, 01/20/2048(c)	$65	$65
Nissan Auto Lease Trust 2016-B			6.10%, 12/31/2049(b),(c)	405	429
1.19%, 12/17/2018(c)	490	491	6.25%, 12/31/2049(b),(c)	305	321
Nissan Auto Receivables 2013-C Owner			Bank of New York Mellon Corp/The
Trust			4.62%, 12/31/2049(b),(c)	300	288
0.67%, 08/15/2018(c)	99	99	4.95%, 12/31/2049(b),(c)	840	867
OneMain Direct Auto Receivables Trust 2016-			Barclays PLC
1			8.25%, 12/31/2049(b),(c)	215	226
2.04%, 01/15/2021(c),(d)	224	224	BNP Paribas SA
Santander Drive Auto Receivables Trust 2014-			4.63%, 03/13/2027(d)	215	215
5			BPCE SA
1.77%, 09/16/2019	229	229	2.50%, 12/10/2018	270	272
Santander Drive Auto Receivables Trust 2015-			2.65%, 02/03/2021	305	304
5			2.75%, 12/02/2021	250	248
1.58%, 09/16/2019(c)	433	434	4.88%, 04/01/2026(d)	300	303
Volkswagen Auto Loan Enhanced Trust 2014-			Citigroup Inc
1			2.70%, 03/30/2021	365	365
0.91%, 10/22/2018	132	132	3.20%, 10/21/2026	230	220
World Omni Auto Receivables Trust 2014-B			3.40%, 05/01/2026	180	175
1.14%, 01/15/2020	394	393	4.60%, 03/09/2026	110	113
		$17,945	4.75%, 05/18/2046	65	64
Automobile Floor Plan Asset Backed Securities - 0.61%			CoBank ACB
Ally Master Owner Trust			6.25%, 12/31/2049(b),(c)	115	125
1.60%, 10/15/2019	300	300	Compass Bank
Wells Fargo Dealer Floorplan Master Note			2.75%, 09/29/2019	270	272
Trust			Cooperatieve Rabobank UA
1.36%, 07/20/2019(c)	1,500	1,503	4.38%, 08/04/2025	85	87
		$1,803	5.25%, 08/04/2045	390	421
Automobile Manufacturers - 0.78%			11.00%, 12/29/2049(b),(c),(d)	281	328
Daimler Finance North America LLC			Credit Suisse Group AG
2.25%, 03/02/2020(d)	210	210	4.28%, 01/09/2028(d)	250	249
2.45%, 05/18/2020(d)	40	40	Discover Bank
2.85%, 01/06/2022(d)	180	180	3.10%, 06/04/2020	500	510
3.45%, 01/06/2027(d)	155	155	First Horizon National Corp
Ford Motor Co			3.50%, 12/15/2020	395	406
5.29%, 12/08/2046	85	85	First Republic Bank/CA
Ford Motor Credit Co LLC			4.38%, 08/01/2046	310	298
3.34%, 03/28/2022	200	201	4.63%, 02/13/2047	250	250
General Motors Co			Goldman Sachs Group Inc/The
3.50%, 10/02/2018	275	281	2.55%, 10/23/2019	405	409
4.00%, 04/01/2025	115	115	2.60%, 04/23/2020	170	171
4.88%, 10/02/2023	170	181	2.79%, 10/28/2027(c)	280	288
5.20%, 04/01/2045	55	54	3.00%, 04/26/2022	860	862
6.25%, 10/02/2043	15	17	3.50%, 01/23/2025	180	179
6.60%, 04/01/2036	160	184	3.85%, 07/08/2024	370	379
General Motors Financial Co Inc			4.25%, 10/21/2025	265	270
2.63%, 07/10/2017	355	356	5.15%, 05/22/2045	285	299
3.45%, 01/14/2022	120	121	5.38%, 12/31/2049(b),(c)	845	864
Navistar International Corp			6.00%, 06/15/2020	200	221
8.25%, 11/01/2021	120	120	6.75%, 10/01/2037	280	346
		$2,300	HSBC Holdings PLC
Automobile Parts & Equipment - 0.16%			2.95%, 05/25/2021	200	201
			3.26%, 03/13/2023(c)	200	201
Allison Transmission Inc
5.00%, 10/01/2024(d)	75	76	3.60%, 05/25/2023	240	244
			4.04%, 03/13/2028(c)	200	202
American Axle & Manufacturing Inc
6.25%, 04/01/2025(d)	75	75	ING Bank NV
			5.80%, 09/25/2023(d)	200	223
Dana Inc
5.50%, 12/15/2024	130	132	ING Groep NV
IHO Verwaltungs GmbH			3.15%, 03/29/2022	200	200
4.75%, PIK 5.50%, 09/15/2026(d),(h)	25	24	3.95%, 03/29/2027	290	291
ZF North America Capital Inc			Intesa Sanpaolo SpA
4.75%, 04/29/2025(d)	150	155	5.02%, 06/26/2024(d)	545	513
			5.71%, 01/15/2026(d)	340	329
		$462
Banks- 8.46%			JPMorgan Chase & Co
Bank of America Corp			4.13%, 12/15/2026	20	20
2.63%, 04/19/2021	445	444	4.25%, 10/01/2027	210	215
3.50%, 04/19/2026	135	133	4.95%, 06/01/2045	450	474
			5.00%, 12/31/2049(b),(c)	305	308
3.95%, 04/21/2025	310	309
4.18%, 11/25/2027	340	341	5.63%, 08/16/2043	195	222
4.20%, 08/26/2024	355	361	Morgan Stanley
4.25%, 10/22/2026	276	280	2.38%, 07/23/2019	85	86
			2.44%, 10/24/2023(c)	300	306

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Banks (continued)			Biotechnology (continued)
Morgan Stanley (continued)			Gilead Sciences Inc (continued)
2.50%, 04/21/2021	$230	$229	4.15%, 03/01/2047		$85	$79
2.63%, 11/17/2021	255	253	4.60%, 09/01/2035		45	46
2.65%, 01/27/2020	60	61				$869
3.13%, 07/27/2026	245	234	Building Materials - 0.89%
4.00%, 07/23/2025	390	402	BMC East LLC
4.10%, 05/22/2023	655	676	5.50%, 10/01/2024(d)		105	107
4.30%, 01/27/2045	345	341	Boise Cascade Co
4.38%, 01/22/2047	130	130	5.63%, 09/01/2024(d)		70	71
5.00%, 11/24/2025	280	301	Cemex SAB de CV
5.55%, 12/31/2049(b),(c)	220	226	7.75%, 04/16/2026(d)		200	225
PNC Financial Services Group Inc/The			CRH America Inc
5.00%, 12/31/2049(b),(c)	115	114	8.13%, 07/15/2018		510	550
Popular Inc			Johnson Controls International plc
7.00%, 07/01/2019	75	78	5.13%, 09/14/2045		215	238
RBC USA Holdco Corp			Louisiana-Pacific Corp
5.25%, 09/15/2020	290	317	4.88%, 09/15/2024		20	20
Royal Bank of Scotland Group PLC			Martin Marietta Materials Inc
5.13%, 05/28/2024	50	51	2.25%, 06/30/2017(c)		1,200	1,202
Santander Holdings USA Inc			Norbord Inc
3.70%, 03/28/2022(d)	305	306	5.38%, 12/01/2020(d)		95	100
Skandinaviska Enskilda Banken AB			Owens Corning
5.75%, 12/31/2049(b),(c)	615	624	7.00%, 12/01/2036		75	91
UBS AG/Stamford CT						$2,604
2.35%, 03/26/2020	270	271	Chemicals - 0.53%
UBS Group Funding Jersey Ltd			A Schulman Inc
2.65%, 02/01/2022(d)	305	299	6.88%, 06/01/2023		95	99
2.95%, 09/24/2020(d)	365	367	Air Liquide Finance SA
Wells Fargo & Co			1.75%, 09/27/2021(d)		220	212
2.27%, 10/31/2023(c)	240	244	Aruba Investments Inc
2.50%, 03/04/2021	440	439	8.75%, 02/15/2023(d)		80	82
2.60%, 07/22/2020	180	182	Blue Cube Spinco Inc
3.00%, 10/23/2026	265	254	9.75%, 10/15/2023		40	48
3.07%, 01/24/2023	420	423	CF Industries Inc
4.40%, 06/14/2046	205	199	5.15%, 03/15/2034		110	103
4.90%, 11/17/2045	60	63	Chevron Phillips Chemical Co LLC / Chevron
5.87%, 12/31/2049(b),(c)	110	119	Phillips Chemical Co LP
		$24,815	3.40%, 12/01/2026(d)		125	125
Beverages - 1.24%			Consolidated Energy Finance SA
Anheuser-Busch InBev Finance Inc			6.75%, 10/15/2019(d)		200	202
2.65%, 02/01/2021	955	962	Cornerstone Chemical Co
3.30%, 02/01/2023	205	209	9.38%, 03/15/2018(d)		70	70
3.65%, 02/01/2026	400	404	Dow Chemical Co/The
4.70%, 02/01/2036	200	212	4.38%, 11/15/2042		80	79
4.90%, 02/01/2046	445	481	Monsanto Co
Coca-Cola Icecek AS			3.95%, 04/15/2045		195	178
4.75%, 10/01/2018(d)	250	256	4.40%, 07/15/2044		55	53
Constellation Brands Inc			Olin Corp
3.70%, 12/06/2026	165	165	5.13%, 09/15/2027		60	61
3.88%, 11/15/2019	20	21	Solvay Finance America LLC
4.25%, 05/01/2023	155	163	3.40%, 12/03/2020(d)		225	231
Corp Lindley SA						$1,543
6.75%, 11/23/2021(d)	44	50	Coal- 0.01%
6.75%, 11/23/2021	66	74	Peabody Securities Finance Corp
Dr Pepper Snapple Group Inc			6.00%, 03/31/2022(d)		15	15
3.13%, 12/15/2023	175	176	6.38%, 03/31/2025(d)		25	25
Molson Coors Brewing Co						$40
3.00%, 07/15/2026	115	109	Commercial Mortgage Backed Securities - 5.61%
4.20%, 07/15/2046	110	103	Banc of America Commercial Mortgage Trust
Pernod Ricard SA			2007-3
5.75%, 04/07/2021(d)	235	261	1.14%, 06/10/2049(c),(d)		223	223
		$3,646	Banc of America Commercial Mortgage Trust
Biotechnology - 0.30%			2015-UB	S7
Amgen Inc			3.71%, 09/15/2048		500	519
4.66%, 06/15/2051	140	140	Banc of America Commercial Mortgage Trust
Baxalta Inc			2016-UBS10
5.25%, 06/23/2045	210	229	4.91%, 07/15/2049(c)		300	306
Celgene Corp			BBCMS MORTGAGE TRUST 2017-C1
2.88%, 08/15/2020	130	132	3.67%, 02/15/2050		500	515
5.00%, 08/15/2045	155	162	BCRR Trust 2009-1
5.25%, 08/15/2043	30	32	5.86%, 07/17/2040(d)		220	220
Gilead Sciences Inc
2.50%, 09/01/2023	50	49

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2017 (unaudited)

Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust 2015-			Morgan Stanley Bank of America Merrill
GC27			Lynch Trust 2015-C26
3.57%, 02/10/2048(c)	$900	$897	3.89%, 10/15/2048		$250	$258
Citigroup Commercial Mortgage Trust 2015-			Morgan Stanley Bank of America Merrill
GC29			Lynch Trust 2015-C27
3.19%, 04/10/2048(c)	750	750	3.75%, 12/15/2047(c)		100	104
4.15%, 04/10/2048(c)	500	484	Morgan Stanley Bank of America Merrill
Citigroup Commercial Mortgage Trust 2016-			Lynch Trust 2016-C30
GC37			3.17%, 09/15/2049(c)		500	483
3.58%, 04/10/2049(c)	350	347	MSBAM Commercial Mortgage Securities
COMM 2007-C9 Mortgage Trust			Trust 2012-CKSV
5.81%, 12/10/2049(c)	1,000	1,002	1.11%, 10/15/2030(c),(d),(i)		3,672	184
COMM 2013-CCRE11 Mortgage Trust			UBS Commercial Mortgage Trust 2012-C1
1.15%, 08/10/2050(c),(i)	6,844	358	3.40%, 05/10/2045(c)		147	153
COMM 2013-CCRE8 Mortgage Trust			UBS-Barclays Commercial Mortgage Trust
3.96%, 06/10/2046(c),(d)	350	357	2012	-C3
COMM 2015-PC1 Mortgage Trust			3.09%, 08/10/2049(c)		255	261
4.29%, 07/10/2050(c)	250	261	UBS-Barclays Commercial Mortgage Trust
Credit Suisse Commercial Mortgage Trust			2012	-C4
Series 2006-C5			1.75%, 12/10/2045(c),(d),(i)		1,392	98
0.65%, 12/15/2039(c),(i)	326	—	3.32%, 12/10/2045(c),(d)		500	503
Credit Suisse Commercial Mortgage Trust			UBS-Barclays Commercial Mortgage Trust
Series 2007-C3			2013	-C5
5.72%, 06/15/2039(c)	52	52	3.18%, 03/10/2046(c)		335	342
DBJPM 16-C3 Mortgage Trust			4.08%, 03/10/2046(c),(d)		175	157
2.89%, 09/10/2049(c)	500	486	WFRBS Commercial Mortgage Trust 2013-
DBUBS 2011-LC2 Mortgage Trust			C12
4.54%, 07/10/2044(d)	750	803	1.38%, 03/15/2048(c),(d),(i)		3,708	198
GS Mortgage Securities Trust 2011-GC5			WFRBS Commercial Mortgage Trust 2014-
1.36%, 08/10/2044(c),(d),(i)	9,879	474	C22
GS Mortgage Securities Trust 2012-GCJ7			4.07%, 09/15/2057		500	520
2.32%, 05/10/2045(c),(i)	2,358	176				$16,450
GS Mortgage Securities Trust 2013-GC16			Commercial Services - 0.08%
1.42%, 11/10/2046(c),(i)	2,818	141	Ahern Rentals Inc
GS Mortgage Securities Trust 2013-GCJ12			7.38%, 05/15/2023(d)		55	47
3.78%, 06/10/2046(c)	250	253	IHS Markit Ltd
GS Mortgage Securities Trust 2014-GC26			4.75%, 02/15/2025(d)		25	26
1.08%, 11/10/2047(c),(i)	4,968	295	Team Health Holdings Inc
GS Mortgage Securities Trust 2015-GC34			6.38%, 02/01/2025(d)		65	64
3.51%, 10/10/2048(c)	375	382	TMS International Corp
GS Mortgage Securities Trust 2015-GS1			7.63%, 10/15/2021(d)		85	85
3.73%, 11/10/2048	500	519				$222
JP Morgan Chase Commercial Mortgage			Computers - 0.94%
Securities Trust 2010-C1			Apple Inc
5.95%, 06/15/2043(d)	400	400	3.00%, 02/09/2024		330	333
JP Morgan Chase Commercial Mortgage			3.85%, 08/04/2046		155	148
Securities Trust 2011-C5			4.25%, 02/09/2047		85	86
5.41%, 08/15/2046(c),(d)	350	372	4.65%, 02/23/2046		260	279
JP Morgan Chase Commercial Mortgage			Compiler Finance Sub Inc
Securities Trust 2012-LC9			7.00%, 05/01/2021(d)		80	40
1.81%, 12/15/2047(c),(i)	3,380	216	Diamond 1 Finance Corp / Diamond 2 Finance
JP Morgan Chase Commercial Mortgage			Corp
Securities Trust 2013-C16			4.42%, 06/15/2021(d)		230	241
1.12%, 12/15/2046(c),(i)	10,686	484	5.45%, 06/15/2023(d)		255	275
JP Morgan Chase Commercial Mortgage			5.88%, 06/15/2021(d)		45	47
Securities Trust 2016-JP3			6.02%, 06/15/2026(d)		685	747
3.14%, 08/15/2049(c)	500	486	7.13%, 06/15/2024(d)		255	282
JPMBB Commercial Mortgage Securities			Hewlett Packard Enterprise Co
Trust 2014-C24			2.85%, 10/05/2018		95	96
4.43%, 11/15/2047(c)	500	497	4.90%, 10/15/2025		50	52
LB-UBS Commercial Mortgage Trust 2007-			6.20%, 10/15/2035(c)		120	126
C1						$2,752
0.83%, 02/15/2040(c),(i)	1,185	—
			Consumer Products - 0.05%
Morgan Stanley Bank of America Merrill			ACCO Brands Corp
Lynch Trust 2012-C5			5.25%, 12/15/2024(d)		75	76
1.57%, 08/15/2045(c),(d),(i)	3,971	226
			Spectrum Brands Inc
Morgan Stanley Bank of America Merrill			5.75%, 07/15/2025		55	58
Lynch Trust 2014-C14						$134
1.25%, 02/15/2047(c),(i)	9,716	449
			Credit Card Asset Backed Securities - 1.84%
Morgan Stanley Bank of America Merrill			Chase Issuance Trust
Lynch Trust 2014-C16			1.30%, 02/18/2020		700	700
1.19%, 06/15/2047(c),(i)	4,355	239

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Credit Card Asset Backed Securities (continued)			Electric (continued)
Synchrony Credit Card Master Note Trust			Alabama Power Co (continued)
2014-1			4.15%, 08/15/2044	$120	$120
1.61%, 11/15/2020	$650	$651	CMS Energy Corp
World Financial Network Credit Card Master			4.70%, 03/31/2043	135	138
Trust			4.88%, 03/01/2044	130	138
1.39%, 02/15/2022(c)	3,000	3,009	Commonwealth Edison Co
1.61%, 12/15/2021	550	551	3.70%, 03/01/2045	70	66
1.76%, 05/17/2021(c)	500	500	4.35%, 11/15/2045	125	131
		$5,411	Consolidated Edison Co of New York Inc
Distribution & Wholesale - 0.05%			4.63%, 12/01/2054	150	160
American Builders & Contractors Supply Co			Dominion Resources Inc/VA
Inc			3.90%, 10/01/2025	115	117
5.75%, 12/15/2023(d)	45	47	DTE Energy Co
Global Partners LP / GLP Finance Corp			6.38%, 04/15/2033	305	375
7.00%, 06/15/2023	80	79	Duke Energy Corp
HD Supply Inc			2.65%, 09/01/2026	85	79
5.75%, 04/15/2024(d)	25	26	3.75%, 09/01/2046	120	108
		$152	Dynegy Inc
Diversified Financial Services - 1.21%			7.38%, 11/01/2022	125	124
Air Lease Corp			8.00%, 01/15/2025(d)	15	14
3.63%, 04/01/2027	100	97	Edison International
Aircastle Ltd			3.75%, 09/15/2017	160	162
4.13%, 05/01/2024	25	25	Electricite de France SA
5.00%, 04/01/2023	60	63	2.35%, 10/13/2020(d)	400	400
5.13%, 03/15/2021	150	159	4.95%, 10/13/2045(d)	105	106
5.50%, 02/15/2022	40	43	5.63%, 12/31/2049(b),(c),(d)	400	392
6.75%, 04/15/2017	55	55	Elwood Energy LLC
Ally Financial Inc			8.16%, 07/05/2026	127	142
3.25%, 11/05/2018	85	86	Emera US Finance LP
5.75%, 11/20/2025	285	292	2.70%, 06/15/2021	185	184
Brookfield Finance LLC			Exelon Corp
4.00%, 04/01/2024	270	272	2.50%, 06/01/2022(c),(e)	125	126
CBOE Holdings Inc			2.85%, 06/15/2020	330	334
3.65%, 01/12/2027	110	111	4.45%, 04/15/2046	35	35
CIT Group Inc			5.10%, 06/15/2045	115	124
3.88%, 02/19/2019	380	389	Fortis Inc/Canada
Credit Acceptance Corp			2.10%, 10/04/2021(d)	185	179
6.13%, 02/15/2021	105	105	3.06%, 10/04/2026(d)	435	407
7.38%, 03/15/2023	65	65	Great Plains Energy Inc
Discover Financial Services			3.15%, 04/01/2022	230	232
3.85%, 11/21/2022	75	76	Indiantown Cogeneration LP
Fly Leasing Ltd			9.77%, 12/15/2020	96	104
6.38%, 10/15/2021	200	206	Kentucky Utilities Co
GE Capital International Funding Co			3.30%, 10/01/2025	190	192
Unlimited Co			Louisville Gas & Electric Co
2.34%, 11/15/2020	163	164	3.30%, 10/01/2025	115	116
4.42%, 11/15/2035	233	246	MidAmerican Energy Co
International Lease Finance Corp			4.25%, 05/01/2046	205	212
6.25%, 05/15/2019	95	102	Mirant Mid-Atlantic Series C Pass Through
National Rural Utilities Cooperative Finance			Trust
Corp			10.06%, 12/30/2028	127	115
4.75%, 04/30/2043(c)	125	128	NRG Energy Inc
Navient Corp			6.63%, 01/15/2027(d)	110	110
5.00%, 10/26/2020	10	10	Oncor Electric Delivery Co LLC
5.88%, 03/25/2021	65	65	5.25%, 09/30/2040	120	141
6.13%, 03/25/2024	35	33	PacifiCorp
6.63%, 07/26/2021	40	41	2.95%, 06/01/2023	185	186
Peachtree Corners Funding Trust			3.85%, 06/15/2021	150	159
3.98%, 02/15/2025(d)	125	126	PPL Electric Utilities Corp
Springleaf Finance Corp			4.75%, 07/15/2043	115	128
5.25%, 12/15/2019	110	111	PPL WEM Ltd / Western Power Distribution
UBS Group Funding Switzerland AG			Ltd
3.49%, 05/23/2023(d)	200	201	5.38%, 05/01/2021(d)	440	475
4.25%, 03/23/2028(d)	205	208	Puget Energy Inc
Visa Inc			6.00%, 09/01/2021	285	317
2.20%, 12/14/2020	65	65	Southern California Edison Co
		$3,544	3.60%, 02/01/2045	260	246
Electric - 2.63%			Southern Co/The
AEP Transmission Co LLC			2.95%, 07/01/2023	145	141
4.00%, 12/01/2046(d)	65	65	4.25%, 07/01/2036	105	102
Alabama Power Co			4.40%, 07/01/2046	60	57
			5.50%, 03/15/2057(c)	85	88
3.85%, 12/01/2042	125	120

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Food (continued)
Virginia Electric & Power Co			Post Holdings Inc
4.00%, 01/15/2043	$35	$34	5.00%, 08/15/2026(d)	$110	$105
4.45%, 02/15/2044	125	132	7.75%, 03/15/2024(d)	35	39
4.65%, 08/15/2043	65	71	TreeHouse Foods Inc
		$7,704	6.00%, 02/15/2024(d)	75	78
Electronics - 0.07%			Wm Wrigley Jr Co
Sanmina Corp			2.40%, 10/21/2018(d)	235	237
4.38%, 06/01/2019(d)	40	41	3.38%, 10/21/2020(d)	415	429
Tech Data Corp					$2,919
3.70%, 02/15/2022	145	146	Forest Products & Paper - 0.26%
Tyco Electronics Group SA			Domtar Corp
7.13%, 10/01/2037	20	26	6.25%, 09/01/2042	285	281
		$213	International Paper Co
Engineering & Construction - 0.06%			3.00%, 02/15/2027	135	126
SBA Tower Trust			4.40%, 08/15/2047	135	128
2.90%, 10/15/2044(d)	170	171	Resolute Forest Products Inc
			5.88%, 05/15/2023	75	68
Entertainment - 0.38%			Sappi Papier Holding GmbH
AMC Entertainment Holdings Inc			7.50%, 06/15/2032(d)	50	49
5.88%, 11/15/2026(d)	130	131	Tembec Industries Inc
Carmike Cinemas Inc			9.00%, 12/15/2019(d)	100	103
6.00%, 06/15/2023(d)	55	58			$755
CCM Merger Inc			Gas- 0.14%
6.00%, 03/15/2022(d)	60	61	Dominion Gas Holdings LLC
Cinemark USA Inc			2.80%, 11/15/2020	260	263
4.88%, 06/01/2023	145	146	4.80%, 11/01/2043	10	11
Eagle II Acquisition Co LLC			NGL Energy Partners LP / NGL Energy
6.00%, 04/01/2025(d)	35	36	Finance Corp
Eldorado Resorts Inc			6.88%, 10/15/2021	35	36
7.00%, 08/01/2023	85	91	7.50%, 11/01/2023(d)	100	103
GLP Capital LP / GLP Financing II Inc					$413
4.38%, 04/15/2021	10	10	Healthcare - Products - 1.18%
5.38%, 04/15/2026	80	83	Abbott Laboratories
International Game Technology PLC			2.90%, 11/30/2021	195	196
6.50%, 02/15/2025(d)	200	213	3.75%, 11/30/2026	150	150
Lions Gate Entertainment Corp			4.75%, 04/15/2043	195	196
5.88%, 11/01/2024(d)	70	73	4.90%, 11/30/2046	165	171
National CineMedia LLC			DJO Finco Inc / DJO Finance LLC / DJO
5.75%, 08/15/2026	60	61	Finance Corp
Penn National Gaming Inc			8.13%, 06/15/2021(d)	145	127
5.63%, 01/15/2027(d)	50	50	Hill-Rom Holdings Inc
Pinnacle Entertainment Inc			5.75%, 09/01/2023(c),(d)	60	62
5.63%, 05/01/2024(d)	70	71	Kinetic Concepts Inc / KCI USA Inc
Scientific Games International Inc			7.88%, 02/15/2021(d)	70	74
7.00%, 01/01/2022(d)	35	37	Mallinckrodt International Finance SA /
		$1,121	Mallinckrodt CB LLC
Food- 0.99%			5.63%, 10/15/2023(d)	85	81
Arcor SAIC			Medtronic Global Holdings SCA
6.00%, 07/06/2023(d)	75	80	3.35%, 04/01/2027	235	237
BI-LO LLC / BI-LO Finance Corp			Medtronic Inc
9.25%, 02/15/2019(d)	85	73	2.50%, 03/15/2020	165	167
Cencosud SA			4.38%, 03/15/2035	310	325
5.50%, 01/20/2021	150	162	4.63%, 03/15/2045	275	295
Danone SA			Teleflex Inc
2.95%, 11/02/2026(d)	200	191	4.88%, 06/01/2026	40	40
Gruma SAB de CV			Universal Hospital Services Inc
4.88%, 12/01/2024(d)	350	372	7.63%, 08/15/2020	135	134
Grupo Bimbo SAB de CV			Zimmer Biomet Holdings Inc
4.88%, 06/27/2044(d)	200	189	2.00%, 04/01/2018	285	286
Ingles Markets Inc			2.70%, 04/01/2020	680	685
5.75%, 06/15/2023	90	91	3.15%, 04/01/2022	95	95
JBS USA LUX SA / JBS USA Finance Inc			3.55%, 04/01/2025	150	148
5.75%, 06/15/2025(d)	85	86			$3,469
7.25%, 06/01/2021(d)	25	26	Healthcare - Services - 1.38%
Kraft Heinz Foods Co			Aetna Inc
2.80%, 07/02/2020	460	466	2.75%, 11/15/2022	35	35
5.00%, 07/15/2035	80	83	2.80%, 06/15/2023	300	298
5.20%, 07/15/2045	140	146	Anthem Inc
Lamb Weston Holdings Inc			3.13%, 05/15/2022	75	75
4.63%, 11/01/2024(d)	20	20	4.35%, 08/15/2020	130	138
4.88%, 11/01/2026(d)	45	46	4.63%, 05/15/2042	130	132

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Services (continued)			Housewares (continued)
Centene Corp			Newell Brands Inc (continued)
4.75%, 05/15/2022	$155	$159	5.00%, 11/15/2023	$115	$123
5.63%, 02/15/2021	40	42			$190
6.13%, 02/15/2024	60	65	Insurance - 1.23%
CHS/Community Health Systems Inc			American Equity Investment Life Holding
5.13%, 08/01/2021	75	74	Co
6.25%, 03/31/2023	80	81	6.63%, 07/15/2021	75	78
Cigna Corp			Arch Capital Finance LLC
4.00%, 02/15/2022	170	179	4.01%, 12/15/2026	265	272
Fresenius Medical Care US Finance II Inc			5.03%, 12/15/2046	65	70
4.75%, 10/15/2024(d)	100	102	Chubb Corp/The
5.88%, 01/31/2022(d)	85	92	6.38%, 04/15/2037(c)	240	232
6.50%, 09/15/2018(d)	55	58	Chubb INA Holdings Inc
HCA Inc			2.30%, 11/03/2020	235	236
4.50%, 02/15/2027	50	50	CNO Financial Group Inc
4.75%, 05/01/2023	245	255	4.50%, 05/30/2020	75	77
5.00%, 03/15/2024	125	131	Liberty Mutual Group Inc
5.25%, 04/15/2025	105	112	4.04%, 03/07/2067(c),(d)	215	204
5.88%, 03/15/2022	85	94	Manulife Financial Corp
Humana Inc			4.06%, 02/24/2032(c)	250	250
3.85%, 10/01/2024	195	200	Markel Corp
3.95%, 03/15/2027	240	245	5.00%, 04/05/2046	280	289
4.63%, 12/01/2042	20	20	Prudential Financial Inc
4.80%, 03/15/2047	95	99	5.38%, 05/15/2045(c)	150	157
4.95%, 10/01/2044	44	46	5.63%, 06/15/2043(c)	115	123
IASIS Healthcare LLC / IASIS Capital Corp			5.88%, 09/15/2042(c)	190	206
8.38%, 05/15/2019	110	105	Voya Financial Inc
MPH Acquisition Holdings LLC			5.65%, 05/15/2053(c)	405	412
7.13%, 06/01/2024(d)	120	129	XLIT Ltd
Tenet Healthcare Corp			4.45%, 03/31/2025	640	648
6.75%, 06/15/2023	30	30	5.50%, 03/31/2045	370	370
7.50%, 01/01/2022(d)	35	38			$3,624
UnitedHealth Group Inc			Internet - 0.18%
1.90%, 07/16/2018	220	221	Alibaba Group Holding Ltd
4.63%, 07/15/2035	435	474	3.13%, 11/28/2021	250	252
4.75%, 07/15/2045	65	71	Netflix Inc
WellCare Health Plans Inc			4.38%, 11/15/2026(d)	85	84
5.25%, 04/01/2025	120	123	Zayo Group LLC / Zayo Capital Inc
5.75%, 11/15/2020	70	72	6.00%, 04/01/2023	170	180
		$4,045			$516
Home Builders - 0.25%			Iron & Steel - 0.46%
Beazer Homes USA Inc			AK Steel Corp
8.75%, 03/15/2022(d)	75	82	7.00%, 03/15/2027	105	105
CalAtlantic Group Inc			7.50%, 07/15/2023	50	54
5.88%, 11/15/2024	35	37	ArcelorMittal
Lennar Corp			6.25%, 03/01/2021(c)	15	16
4.13%, 12/01/2018	90	92	7.75%, 10/15/2039(c)	255	289
4.50%, 11/15/2019	20	21	Commercial Metals Co
4.75%, 11/15/2022(c)	105	108	4.88%, 05/15/2023	237	242
4.88%, 12/15/2023	40	41	Signode Industrial Group Lux SA/Signode
Mattamy Group Corp			Industrial Group US Inc
6.88%, 12/15/2023(d)	65	67	6.38%, 05/01/2022(d)	220	226
WCI Communities Inc / Lennar Corp			Vale Overseas Ltd
6.88%, 08/15/2021	150	158	5.88%, 06/10/2021	130	139
Woodside Homes Co LLC / Woodside Homes			6.25%, 08/10/2026	180	195
Finance Inc			6.88%, 11/21/2036	75	81
6.75%, 12/15/2021(d)	135	141
					$1,347
		$747	Leisure Products & Services - 0.05%
Home Equity Asset Backed Securities - 0.07%			NCL Corp Ltd
New Century Home Equity Loan Trust 2005-			4.63%, 11/15/2020(d)	100	102
1			Silversea Cruise Finance Ltd
1.56%, 03/25/2035(c)	25	25	7.25%, 02/01/2025(d)	45	47
Saxon Asset Securities Trust 2004-1					$149
2.68%, 03/25/2035(c)	127	77
			Lodging - 0.20%
Specialty Underwriting & Residential Finance			Boyd Gaming Corp
Trust Series 2004-BC1			6.88%, 05/15/2023	45	49
1.75%, 02/25/2035(c)	123	115
			Jack Ohio Finance LLC / Jack Ohio Finance 1
		$217	Corp
Housewares - 0.06%			6.75%, 11/15/2021(d)	105	109
Newell Brands Inc			MGM Resorts International
3.85%, 04/01/2023	65	67	6.00%, 03/15/2023	80	86
			6.63%, 12/15/2021	30	33

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Lodging (continued)			Media (continued)
Wyndham Worldwide Corp			Ziggo Secured Finance BV
2.50%, 03/01/2018	$305	$306	5.50%, 01/15/2027(d)	$150	$150
		$583			$7,115
Machinery - Construction & Mining - 0.04%			Mining - 0.77%
BlueLine Rental Finance Corp / BlueLine			Alcoa Nederland Holding BV
Rental LLC			6.75%, 09/30/2024(d)	40	43
9.25%, 03/15/2024(d)	120	123	7.00%, 09/30/2026(d)	200	218
			Aleris International Inc
Machinery - Diversified - 0.04%			9.50%, 04/01/2021(d)	30	32
Cloud Crane LLC			Barrick Gold Corp
10.13%, 08/01/2024(d)	120	128	4.10%, 05/01/2023	385	413
			Barrick North America Finance LLC
Media- 2.42%			4.40%, 05/30/2021	53	57
21st Century Fox America Inc			5.75%, 05/01/2043	80	93
4.75%, 09/15/2044	75	76	Corp Nacional del Cobre de Chile
5.40%, 10/01/2043	230	251	4.50%, 09/16/2025(d)	200	210
6.15%, 02/15/2041	115	137	First Quantum Minerals Ltd
6.40%, 12/15/2035	210	255	7.00%, 02/15/2021(d)	110	113
Altice Financing SA			FMG Resources August 2006 Pty Ltd
6.50%, 01/15/2022(d)	200	210	6.88%, 04/01/2022(d)	135	140
CCO Holdings LLC / CCO Holdings Capital			9.75%, 03/01/2022(d)	95	109
Corp			Freeport-McMoRan Inc
5.13%, 05/01/2023(d)	345	355	4.55%, 11/14/2024	80	74
5.13%, 05/01/2027(d)	55	55	6.88%, 02/15/2023(d)	30	31
5.50%, 05/01/2026(d)	35	36	Hudbay Minerals Inc
5.75%, 02/15/2026(d)	15	16	7.63%, 01/15/2025(d)	50	54
Charter Communications Operating LLC /			IAMGOLD Corp
Charter Communications Operating Capital			7.00%, 04/15/2025(d)	145	143
4.46%, 07/23/2022	350	369	Newmont Mining Corp
4.91%, 07/23/2025	100	106	4.88%, 03/15/2042	115	115
5.38%, 05/01/2047(d),(e)	165	166	6.25%, 10/01/2039	60	70
6.38%, 10/23/2035	25	29	Taseko Mines Ltd
6.48%, 10/23/2045	45	52	7.75%, 04/15/2019	80	78
6.83%, 10/23/2055	170	198	Teck Resources Ltd
Comcast Corp			3.75%, 02/01/2023	95	92
3.15%, 03/01/2026	170	167	6.25%, 07/15/2041	125	130
3.30%, 02/01/2027	195	194	8.00%, 06/01/2021(d)	20	22
3.38%, 02/15/2025	335	339	8.50%, 06/01/2024(d)	15	17
4.20%, 08/15/2034	10	10			$2,254
4.60%, 08/15/2045	25	26	Miscellaneous Manufacturers - 0.22%
6.40%, 03/01/2040	250	321	Bombardier Inc
Cox Communications Inc			6.13%, 01/15/2023(d)	30	29
2.95%, 06/30/2023(d)	190	181	7.50%, 03/15/2025(d)	110	113
CSC Holdings LLC			8.75%, 12/01/2021(d)	100	110
10.13%, 01/15/2023(d)	215	249	Ingersoll-Rand Global Holding Co Ltd
DISH DBS Corp			2.88%, 01/15/2019	150	152
5.88%, 11/15/2024	110	116	Siemens Financieringsmaatschappij NV
6.75%, 06/01/2021	105	113	2.70%, 03/16/2022(d)	250	250
7.75%, 07/01/2026	25	29			$654
7.88%, 09/01/2019	274	302	Mortgage Backed Securities - 2.57%
NBCUniversal Enterprise Inc			Fannie Mae REMIC Trust 2005-W2
1.71%, 04/15/2018(c),(d)	720	724	1.18%, 05/25/2035(c)	82	81
Time Warner Cable LLC			Fannie Mae REMICS
5.88%, 11/15/2040	135	143	2.25%, 07/25/2040	150	148
6.75%, 07/01/2018	120	127	3.00%, 04/25/2022(i)	770	36
Time Warner Inc			3.00%, 04/25/2027(i)	390	38
2.10%, 06/01/2019	135	135	3.50%, 11/25/2027(c),(i)	275	28
3.60%, 07/15/2025	220	218	3.50%, 07/25/2028(c),(i)	549	59
4.05%, 12/15/2023	135	140	3.50%, 03/25/2031(c),(i)	683	72
6.25%, 03/29/2041	95	109	5.02%, 07/25/2046(c),(i)	955	229
Unitymedia Hessen GmbH & Co KG /			5.02%, 11/25/2046(c),(i)	1,064	224
Unitymedia NRW GmbH			5.12%, 02/25/2043(c),(i)	533	108
5.50%, 01/15/2023(d)	150	156	5.12%, 03/25/2043(c),(i)	762	158
Viacom Inc			5.12%, 09/25/2046(c),(i)	984	171
4.85%, 12/15/2034	295	285	5.12%, 09/25/2046(c),(i)	451	79
5.87%, 02/28/2057(c)	95	97	5.12%, 09/25/2046(c),(i)	450	84
Virgin Media Finance PLC			5.52%, 03/25/2022(c),(i)	70	5
6.00%, 10/15/2024(d)	200	207	Freddie Mac REMICS
Walt Disney Co/The			1.36%, 06/15/2023(c)	3	3
2.30%, 02/12/2021	45	45	3.00%, 09/15/2025(c),(i)	212	10
WideOpenWest Finance LLC /			3.00%, 03/15/2026(c),(i)	456	23
WideOpenWest Capital Corp			3.00%, 05/15/2027(c),(i)	528	33
10.25%, 07/15/2019	212	221

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
Freddie Mac REMICS (continued)			EP Energy LLC / Everest Acquisition Finance
3.00%, 10/15/2027(c),(i)	$171	$15	Inc (continued)
3.50%, 11/15/2020(c),(i)	632	29	8.00%, 11/29/2024(d)	$30	$31
3.50%, 09/15/2026(c),(i)	944	97	8.00%, 02/15/2025(d)	25	23
4.00%, 11/15/2038(i)	1,077	106	9.38%, 05/01/2020	95	90
Ginnie Mae			Exxon Mobil Corp
4.00%, 07/20/2036(c),(i)	89	1	2.22%, 03/01/2021	360	361
4.50%, 04/16/2044(i)	453	82	4.11%, 03/01/2046	30	31
4.62%, 02/20/2045(c),(i)	2,773	513	Gulfport Energy Corp
5.12%, 06/20/2046(c),(i)	963	219	6.38%, 05/15/2025(d)	75	74
5.22%, 09/20/2044(c),(i)	1,062	225	Halcon Resources Corp
5.22%, 11/20/2045(c),(i)	2,837	575	6.75%, 02/15/2025(d)	65	64
5.27%, 06/20/2044(c),(i)	1,633	268	12.00%, 02/15/2022(d)	9	10
5.32%, 08/16/2045(c),(i)	379	81	Kerr-McGee Corp
5.62%, 03/20/2042(c),(i)	844	214	7.88%, 09/15/2031	115	147
5.72%, 04/16/2042(c),(i)	1,745	369	Marathon Oil Corp
HomeBanc Mortgage Trust 2005-5			6.60%, 10/01/2037	60	68
1.32%, 01/25/2036(c)	511	447	Marathon Petroleum Corp
JP Morgan Mortgage Trust 2016-2			4.75%, 09/15/2044	66	60
2.86%, 06/25/2046(c),(d)	605	603	MEG Energy Corp
JP Morgan Mortgage Trust 2016-3			6.50%, 01/15/2025(d)	60	60
3.50%, 10/25/2046(d)	538	548	Murphy Oil Corp
Sequoia Mortgage Trust 2016-3			6.88%, 08/15/2024	30	32
3.50%, 11/25/2046(c),(d)	1,434	1,459	Nabors Industries Inc
Washington Mutual Mortgage Pass-Through			5.50%, 01/15/2023(d)	360	367
Certificates WMALT Series 2006-AR1 Trust			Noble Energy Inc
1.23%, 02/25/2036(c)	118	97	5.05%, 11/15/2044	135	138
		$7,537	Northern Blizzard Resources Inc
Office & Business Equipment - 0.02%			7.25%, 02/01/2022(d)	93	93
Xerox Corp			Oasis Petroleum Inc
6.75%, 12/15/2039	50	52	6.50%, 11/01/2021	65	65
			6.88%, 03/15/2022	45	46
Oil & Gas - 2.81%			6.88%, 01/15/2023	140	142
Anadarko Petroleum Corp			PDC Energy Inc
3.45%, 07/15/2024	250	244	6.13%, 09/15/2024(d)	30	31
5.55%, 03/15/2026	260	289	7.75%, 10/15/2022	45	47
6.60%, 03/15/2046	185	224	Petrobras Global Finance BV
Apache Corp			8.38%, 05/23/2021	100	113
4.25%, 01/15/2044	25	23	8.75%, 05/23/2026	200	231
4.75%, 04/15/2043	90	90	Petroleos Mexicanos
Ascent Resources Utica Holdings LLC / ARU			5.38%, 03/13/2022(d)	130	136
Finance Corp			6.50%, 03/13/2027(d)	125	134
10.00%, 04/01/2022(d),(e)	85	88	6.88%, 08/04/2026	60	67
BP Capital Markets PLC			Phillips 66
1.57%, 05/10/2019(c)	650	653	4.65%, 11/15/2034	165	167
3.02%, 01/16/2027	165	158	Pioneer Natural Resources Co
3.72%, 11/28/2028	165	167	3.45%, 01/15/2021	280	287
Canadian Natural Resources Ltd			4.45%, 01/15/2026	35	37
3.90%, 02/01/2025	145	146	Precision Drilling Corp
Carrizo Oil & Gas Inc			7.75%, 12/15/2023(d)	10	11
7.50%, 09/15/2020	70	73	Repsol Oil & Gas Canada Inc
Chesapeake Energy Corp			7.75%, 06/01/2019	430	466
8.00%, 12/15/2022(d)	150	157	Shell International Finance BV
8.00%, 01/15/2025(d)	25	25	4.00%, 05/10/2046	135	129
Chesapeake Oil Op/Fin Escrow Shares			Sunoco LP / Sunoco Finance Corp
0.00%, 11/15/2019(a),(f),(g)	90	—	5.50%, 08/01/2020	60	61
Concho Resources Inc			6.38%, 04/01/2023	90	91
4.38%, 01/15/2025	350	352	Tesoro Corp
Continental Resources Inc/OK			4.75%, 12/15/2023(d)	85	88
3.80%, 06/01/2024	425	395	Whiting Petroleum Corp
4.50%, 04/15/2023	235	229	5.75%, 03/15/2021	55	54
Devon Energy Corp			WildHorse Resource Development Corp
5.00%, 06/15/2045	40	40	6.88%, 02/01/2025(d)	75	72
5.60%, 07/15/2041	115	122	Woodside Finance Ltd
Ecopetrol SA			3.70%, 09/15/2026(d)	125	122
5.88%, 05/28/2045	35	32	WPX Energy Inc
Encana Corp			7.50%, 08/01/2020	100	106
5.15%, 11/15/2041	245	236			$8,251
6.50%, 02/01/2038	45	50	Oil & Gas Services - 0.17%
6.63%, 08/15/2037	50	56	Archrock Partners LP / Archrock Partners
EP Energy LLC / Everest Acquisition Finance			Finance Corp
Inc			6.00%, 10/01/2022	55	54
6.38%, 06/15/2023	65	50

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas Services (continued)			Pharmaceuticals (continued)
Halliburton Co			Valeant Pharmaceuticals International Inc
4.75%, 08/01/2043	$165	$167	5.38%, 03/15/2020(d)	$135	$121
PHI Inc			5.63%, 12/01/2021(d)	50	40
5.25%, 03/15/2019	65	61			$2,994
Schlumberger Investment SA			Pipelines - 2.57%
3.30%, 09/14/2021(d)	85	88	Antero Midstream Partners LP / Antero
Weatherford International Ltd			Midstream Finance Corp
4.50%, 04/15/2022	30	29	5.38%, 09/15/2024(d)	35	35
8.25%, 06/15/2023	45	49	Boardwalk Pipelines LP
9.88%, 02/15/2024(d)	35	41	4.45%, 07/15/2027	180	182
		$489	4.95%, 12/15/2024	200	211
Other Asset Backed Securities - 0.66%			5.95%, 06/01/2026	130	144
CNH Equipment Trust 2014-C			Buckeye Partners LP
1.65%, 09/15/2021(c)	500	500	3.95%, 12/01/2026	275	269
Dell Equipment Finance Trust 2015-2			Columbia Pipeline Group Inc
1.72%, 09/22/2020(c),(d)	625	626	3.30%, 06/01/2020	400	408
JP Morgan Mortgage Acquisition Trust 2007-			Enable Midstream Partners LP
CH3			4.40%, 03/15/2027	145	144
1.13%, 03/25/2037(c)	65	64	Enbridge Inc
Kubota Credit Owner Trust 2015-1			1.51%, 06/02/2017(c)	520	520
1.54%, 03/15/2019(c),(d)	624	625	4.25%, 12/01/2026	200	204
Washington Mutural Asset-Backed			6.00%, 01/15/2077(c)	165	167
Certificates WMABS Series 2006-HE1 Trust			Energy Transfer Equity LP
1.16%, 04/25/2036(c)	115	114	5.88%, 01/15/2024	50	53
		$1,929	Energy Transfer Partners LP
Packaging & Containers - 0.53%			4.05%, 03/15/2025	245	242
BWAY Holding Co			4.75%, 01/15/2026	55	57
7.25%, 04/15/2025(d),(e)	80	80	4.90%, 03/15/2035	100	96
Crown Americas LLC / Crown Americas			5.30%, 04/15/2047	95	91
Capital Corp V			EnLink Midstream Partners LP
4.25%, 09/30/2026(d)	43	41	4.15%, 06/01/2025	105	104
Crown Cork & Seal Co Inc			4.40%, 04/01/2024	320	324
7.38%, 12/15/2026	132	151	4.85%, 07/15/2026	45	46
Flex Acquisition Co Inc			5.05%, 04/01/2045	150	141
6.88%, 01/15/2025(d)	70	72	Enterprise Products Operating LLC
Packaging Corp of America			3.70%, 02/15/2026	135	135
4.50%, 11/01/2023	330	353	4.90%, 05/15/2046	150	154
Reynolds Group Issuer Inc / Reynolds Group			Kinder Morgan Energy Partners LP
Issuer LLC / Reynolds Group Issuer			4.70%, 11/01/2042	300	272
(Luxembourg) S.A.			Kinder Morgan Inc/DE
4.52%, 07/15/2021(c),(d)	40	41	3.05%, 12/01/2019	100	102
5.13%, 07/15/2023(d)	65	67	5.63%, 11/15/2023(d)	215	236
5.75%, 10/15/2020	145	149	MPLX LP
7.00%, 07/15/2024(d)	15	16	4.50%, 07/15/2023	290	302
WestRock RKT Co			5.20%, 03/01/2047	85	86
3.50%, 03/01/2020	565	580	ONEOK Partners LP
		$1,550	4.90%, 03/15/2025	185	196
Pharmaceuticals - 1.02%			Phillips 66 Partners LP
AbbVie Inc			4.90%, 10/01/2046	205	195
2.50%, 05/14/2020	300	302	Sabine Pass Liquefaction LLC
3.60%, 05/14/2025	50	50	4.20%, 03/15/2028(d)	150	148
4.45%, 05/14/2046	135	129	5.63%, 03/01/2025	245	266
4.70%, 05/14/2045	115	115	5.75%, 05/15/2024	215	234
Actavis Funding SCS			6.25%, 03/15/2022	110	122
4.75%, 03/15/2045	260	261	Summit Midstream Holdings LLC / Summit
4.85%, 06/15/2044	145	147	Midstream Finance Corp
Forest Laboratories LLC			5.75%, 04/15/2025	25	25
5.00%, 12/15/2021(d)	320	347	Tesoro Logistics LP / Tesoro Logistics
Mead Johnson Nutrition Co			Finance Corp
4.60%, 06/01/2044	120	125	5.25%, 01/15/2025	40	42
Novartis Capital Corp			6.13%, 10/15/2021	110	115
4.00%, 11/20/2045	5	5	6.25%, 10/15/2022	15	16
Pfizer Inc			6.38%, 05/01/2024	15	16
3.00%, 12/15/2026	130	129	TransCanada PipeLines Ltd
4.40%, 05/15/2044	90	94	4.63%, 03/01/2034	135	141
Shire Acquisitions Investments Ireland DAC			7.13%, 01/15/2019	95	103
2.40%, 09/23/2021	475	464	Transcanada Trust
2.88%, 09/23/2023	335	325	5.30%, 03/15/2077	50	49
3.20%, 09/23/2026	165	157	Western Gas Partners LP
Teva Pharmaceutical Finance Netherlands III			4.65%, 07/01/2026	115	118
BV			5.45%, 04/01/2044	285	293
1.70%, 07/19/2019	185	183	Williams Partners LP
			3.60%, 03/15/2022	245	248

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)			REITS (continued)
Williams Partners LP (continued)			VEREIT Operating Partnership LP
5.10%, 09/15/2045	$285	$283	4.13%, 06/01/2021	$105	$107
Williams Partners LP / ACMP Finance Corp			4.88%, 06/01/2026	120	125
4.88%, 05/15/2023	210	217			$4,167
		$7,552	Retail - 0.87%
Private Equity - 0.06%			Claire's Stores Inc
Icahn Enterprises LP / Icahn Enterprises			9.00%, 03/15/2019(d)	54	22
Finance Corp			CVS Health Corp
4.88%, 03/15/2019	55	55	4.75%, 12/01/2022	460	499
6.00%, 08/01/2020	105	109	5.00%, 12/01/2024	190	208
		$164	5.13%, 07/20/2045	70	77
Real Estate - 0.20%			CVS Pass-Through Trust
American Campus Communities Operating			7.51%, 01/10/2032(d)	50	61
Partnership LP			Dollar Tree Inc
3.35%, 10/01/2020	235	239	5.75%, 03/01/2023	80	85
4.13%, 07/01/2024	205	211	Home Depot Inc/The
Crescent Communities LLC/Crescent			3.35%, 09/15/2025	215	221
Ventures Inc			5.88%, 12/16/2036	90	114
8.88%, 10/15/2021(d)	85	89	JC Penney Corp Inc
Kennedy-Wilson Inc			5.65%, 06/01/2020	45	45
5.88%, 04/01/2024	55	56	5.88%, 07/01/2023(d)	25	25
		$595	KFC Holding Co/Pizza Hut Holdings
REITS- 1.42%			LLC/Taco Bell of America LLC
American Tower Corp			5.00%, 06/01/2024(d)	100	102
3.30%, 02/15/2021	80	81	5.25%, 06/01/2026(d)	80	81
3.50%, 01/31/2023	245	246	L Brands Inc
Brixmor Operating Partnership LP			6.88%, 11/01/2035	60	58
4.13%, 06/15/2026	120	121	Landry's Inc
CC Holdings GS V LLC / Crown Castle GS			6.75%, 10/15/2024(d)	95	99
III Corp			Macy's Retail Holdings Inc
3.85%, 04/15/2023	510	522	6.90%, 04/01/2029	25	27
DuPont Fabros Technology LP			McDonald's Corp
5.88%, 09/15/2021	105	109	2.10%, 12/07/2018	75	75
Equinix Inc			2.75%, 12/09/2020	185	187
4.88%, 04/01/2020	35	36	3.50%, 03/01/2027	110	110
5.38%, 01/01/2022	35	37	4.45%, 03/01/2047	160	161
5.38%, 04/01/2023	115	120	4.70%, 12/09/2035	45	47
5.88%, 01/15/2026	40	43	Michaels Stores Inc
Essex Portfolio LP			5.88%, 12/15/2020(d)	91	94
3.38%, 04/15/2026	355	345	Tops Holding LLC / Tops Markets II Corp
Healthcare Trust of America Holdings LP			8.00%, 06/15/2022(d)	100	82
3.50%, 08/01/2026	325	312	Wal-Mart Stores Inc
Hospitality Properties Trust			4.75%, 10/02/2043	65	72
4.50%, 06/15/2023	355	367			$2,552
4.95%, 02/15/2027	110	113	Savings & Loans - 0.16%
Iron Mountain Inc			Nationwide Building Society
4.38%, 06/01/2021(d)	115	118	4.00%, 09/14/2026(d)	500	484
Iron Mountain US Holdings Inc
5.38%, 06/01/2026(d)	65	65	Semiconductors - 0.29%
iStar Inc			KLA-Tencor Corp
4.88%, 07/01/2018	35	35	4.13%, 11/01/2021	185	194
5.00%, 07/01/2019	15	15	Micron Technology Inc
6.00%, 04/01/2022	45	46	5.50%, 02/01/2025	60	62
6.50%, 07/01/2021	30	31	5.63%, 01/15/2026(d)	20	21
9.00%, 06/01/2017	80	81	7.50%, 09/15/2023(d)	55	61
Kimco Realty Corp			NXP BV / NXP Funding LLC
3.40%, 11/01/2022	190	192	3.88%, 09/01/2022(d)	250	256
4.25%, 04/01/2045	100	94	QUALCOMM Inc
MGM Growth Properties Operating			4.65%, 05/20/2035	10	10
Partnership LP / MGP Finance Co-Issuer Inc			4.80%, 05/20/2045	225	234
5.63%, 05/01/2024	95	100			$838
MPT Operating Partnership LP / MPT Finance			Shipbuilding - 0.04%
Corp			Huntington Ingalls Industries Inc
5.25%, 08/01/2026	30	30	5.00%, 11/15/2025(d)	100	104
6.38%, 03/01/2024	43	46
Realty Income Corp			Software - 0.94%
3.00%, 01/15/2027	150	141	Activision Blizzard Inc
Select Income REIT			2.30%, 09/15/2021(d)	160	157
4.15%, 02/01/2022	250	252	3.40%, 09/15/2026(d)	140	137
Ventas Realty LP			6.13%, 09/15/2023(d)	95	103
3.13%, 06/15/2023	240	237	First Data Corp
			5.00%, 01/15/2024(d)	235	239

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Software (continued)			Telecommunications - 3.13%
Microsoft Corp			AT&T Inc
1.55%, 08/08/2021	$120	$117	2.45%, 06/30/2020	$90	$90
2.00%, 11/03/2020	170	170	3.40%, 05/15/2025	85	82
2.00%, 08/08/2023	215	207	3.60%, 02/17/2023	215	218
3.30%, 02/06/2027	240	244	4.45%, 05/15/2021	120	128
3.45%, 08/08/2036	75	71	4.50%, 05/15/2035	365	345
3.70%, 08/08/2046	460	432	4.75%, 05/15/2046	300	280
4.45%, 11/03/2045	110	116	5.15%, 03/15/2042	50	50
MSCI Inc			5.25%, 03/01/2037	180	184
5.25%, 11/15/2024(d)	75	79	5.45%, 03/01/2047	270	276
5.75%, 08/15/2025(d)	25	26	6.38%, 03/01/2041	135	154
Oracle Corp			CenturyLink Inc
1.90%, 09/15/2021	75	74	5.63%, 04/01/2025	35	33
2.65%, 07/15/2026	105	100	7.50%, 04/01/2024	35	37
4.00%, 07/15/2046	385	367	Cisco Systems Inc
4.38%, 05/15/2055	130	127	1.85%, 09/20/2021	135	132
		$2,766	Deutsche Telekom International Finance BV
Sovereign - 1.17%			1.95%, 09/19/2021(d)	460	444
Argentine Republic Government International			Frontier Communications Corp
Bond			7.13%, 01/15/2023	30	26
5.63%, 01/26/2022(d)	405	415	8.88%, 09/15/2020	25	26
Colombia Government International Bond			11.00%, 09/15/2025	175	170
3.88%, 04/25/2027	200	199	Goodman Networks Inc
Croatia Government International Bond			0.00%, 07/01/2018(a),(f)	95	38
6.38%, 03/24/2021	200	221	GTT Escrow Corp
Dominican Republic International Bond			7.88%, 12/31/2024(d)	25	26
6.88%, 01/29/2026(d)	100	109	Intelsat Jackson Holdings SA
Egypt Government International Bond			5.50%, 08/01/2023	135	111
6.13%, 01/31/2022(d)	200	208	8.00%, 02/15/2024(d)	90	95
El Salvador Government International Bond			Level 3 Communications Inc
8.63%, 02/28/2029(d)	20	21	5.75%, 12/01/2022	55	57
Honduras Government International Bond			Level 3 Financing Inc
6.25%, 01/19/2027(d)	150	152	5.13%, 05/01/2023	35	36
Hungary Government International Bond			5.38%, 01/15/2024	80	82
5.38%, 02/21/2023	120	132	6.13%, 01/15/2021	40	41
Kuwait International Government Bond			Ooredoo International Finance Ltd
2.75%, 03/20/2022(d)	200	200	3.88%, 01/31/2028	250	246
Mexico Government International Bond			Radiate Holdco LLC / Radiate Finance Inc
4.00%, 10/02/2023	130	134	6.63%, 02/15/2025(d)	145	143
Panama Government International Bond			Sprint Capital Corp
4.00%, 09/22/2024	200	209	6.88%, 11/15/2028	85	90
Peruvian Government International Bond			Sprint Communications Inc
5.63%, 11/18/2050	35	42	6.00%, 11/15/2022	15	15
Republic of Poland Government International			7.00%, 08/15/2020	135	145
Bond			9.00%, 11/15/2018(d)	20	22
3.25%, 04/06/2026	40	40	Sprint Corp
Romanian Government International Bond			7.13%, 06/15/2024	140	150
4.88%, 01/22/2024(d)	30	33	7.88%, 09/15/2023	130	144
Russian Foreign Bond - Eurobond			Telefonica Emisiones SAU
4.75%, 05/27/2026(d)	200	208	4.10%, 03/08/2027	180	181
4.88%, 09/16/2023	400	429	5.21%, 03/08/2047	150	152
7.50%, 03/31/2030(c)	101	121	T-Mobile USA Inc
Saudi Government International Bond			4.00%, 04/15/2022	155	158
2.38%, 10/26/2021	200	196	5.13%, 04/15/2025	320	331
Turkey Government International Bond			5.38%, 04/15/2027	95	98
6.00%, 03/25/2027	200	208	6.00%, 03/01/2023	60	64
Uruguay Government International Bond			6.13%, 01/15/2022	20	21
5.10%, 06/18/2050	60	58	6.25%, 04/01/2021	675	696
Venezuela Government International Bond			6.50%, 01/15/2024	30	32
12.75%, 08/23/2022	170	98	6.50%, 01/15/2026	95	104
		$3,433	6.63%, 04/28/2021	85	88
Student Loan Asset Backed Securities - 0.46%			Verizon Communications Inc
Navient Student Loan Trust 2015-1			2.87%, 09/14/2018(c)	750	766
1.28%, 09/26/2022(c)	907	905	2.95%, 03/15/2022(d)	966	962
SLM Private Education Loan Trust 2013-A			4.52%, 09/15/2048	241	218
1.51%, 08/15/2022(c),(d)	214	214	4.81%, 03/15/2039(d)	167	163
SoFi Professional Loan Program 2016-D			5.01%, 08/21/2054	356	338
LLC			5.25%, 03/16/2037	55	57
1.53%, 04/25/2033(d)	230	229	Vodafone Group PLC
		$1,348	2.50%, 09/26/2022	360	351
			Wind Acquisition Finance SA
			7.38%, 04/23/2021(d)	290	302
					$9,198

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2017 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's) Value (000's)		(continued)	Amount (000's)	Value(000	's)
Transportation - 0.51%			Commercial Services - 0.05%
Burlington Northern Santa Fe LLC			Fly Funding II Sarl, Term Loan
3.85%, 09/01/2023	$185	$196	3.79%, 02/28/2022(c)	$76	$76
CSX Corp			Prime Security Services Borrower LLC, Term
3.95%, 05/01/2050	50	46	Loan
5.50%, 04/15/2041	85	97	4.25%, 05/02/2022(c)	80	81
Eletson Holdings Inc					$157
9.63%, 01/15/2022(d)	110	93	Computers - 0.01%
FedEx Corp			CompuCom Systems Inc, Term Loan B
4.55%, 04/01/2046	35	35	4.25%, 05/09/2020(c)	40	33
4.75%, 11/15/2045	345	353
5.10%, 01/15/2044	75	81	Consumer Products - 0.04%
Navios Maritime Acquisition Corp / Navios			Dell International LLC, Term Loan B
Acquisition Finance US Inc			3.49%, 09/07/2023(c)	60	60
8.13%, 11/15/2021(d)	190	166	Prestige Brands Inc, Term Loan B4
Navios Maritime Holdings Inc / Navios			3.73%, 01/20/2024(c)	68	68
Maritime Finance II US Inc					$128
7.38%, 01/15/2022(d)	140	119	Diversified Financial Services - 0.09%
Navios South American Logistics Inc / Navios			Delos Finance Sarl, Term Loan
Logistics Finance US Inc			3.40%, 10/06/2023(c)	150	151
7.25%, 05/01/2022(d)	185	181	Russell Investments US Institutional Holdco
Union Pacific Corp			Inc, Term Loan B
3.80%, 10/01/2051	77	72	6.75%, 05/10/2023(c)	104	106
4.38%, 11/15/2065	60	60			$257
		$1,499	Electric - 0.02%
Trucking & Leasing - 0.02%			Dynegy Inc, Term Loan C1
Park Aerospace Holdings Ltd			4.25%, 06/27/2023(c)	50	50
5.25%, 08/15/2022(d)	25	26
5.50%, 02/15/2024(d)	25	26	Entertainment - 0.20%
		$52	CCM Merger Inc, Term Loan B
TOTAL BONDS	$185,236		4.23%, 08/06/2021(c)	145	146
	Principal		Eldorado Resorts Inc, Term Loan B
SENIOR FLOATING RATE INTERESTS -2.16%	Amount (000's) Value (000's)		4.26%, 07/15/2022(c)	63	63
Aerospace & Defense - 0.03%			Lions Gate Entertainment Corp, Term Loan
B/E Aerospace Inc, Term Loan B			B
4.03%, 12/16/2021(c)	$85	$85	3.98%, 10/13/2023(c)	156	157
			WMG Acquisition Corp, Term Loan
Automobile Manufacturers - 0.03%			3.75%, 10/20/2023(c)	209	209
Navistar Inc, Term Loan B					$575
5.00%, 08/07/2020(c)	74	75	Food- 0.08%
			B&G Foods Inc, Term Loan B
Automobile Parts & Equipment - 0.01%			6.46%, 11/02/2022(c)	99	100
American Axle & Manufacturing Inc, Term			JBS USA LUX SA, Term Loan B
Loan B			3.29%, 10/30/2022(c)	120	120
0.00%, 03/08/2024(c),(j)	40	40			$220
			Forest Products & Paper - 0.07%
Beverages - 0.01%			Caraustar Industries Inc, Term Loan
9941762 Canada Inc, Term Loan B1			6.65%, 03/09/2022(c)	190	192
4.89%, 11/15/2023(c)	25	25
			Healthcare - Products - 0.08%
Building Materials - 0.03%			DJO Finance LLC, Term Loan B
GYP Holdings III Corp, Term Loan			4.25%, 06/08/2020(c)	45	44
4.54%, 04/01/2021(c)	87	87	Kinetic Concepts Inc, Term Loan B
			0.00%, 01/26/2024(c),(j)	105	105
Chemicals - 0.18%			Mallinckrodt International Finance SA, Term
A Schulman Inc, Term Loan B			Loan B
4.06%, 05/11/2022(c)	52	52	3.90%, 09/24/2024(c)	80	80
Aruba Investments Inc, Term Loan B					$229
4.50%, 02/02/2022(c)	15	14
			Healthcare - Services - 0.15%
Emerald Performance Materials LLC, Term			Acadia Healthcare Co Inc, Term Loan B2
Loan			3.98%, 02/16/2023(c)	54	54
8.75%, 07/22/2022(c)	140	139
			DaVita Inc, Term Loan B
Ineos US Finance LLC, Term Loan B			3.73%, 06/18/2021(c)	44	44
3.73%, 03/31/2022(c)	174	175
			Lantheus Medical Imaging Inc, Term Loan B
3.73%, 02/10/2024(c)	30	30	0.00%, 06/30/2022(c),(j)	119	119
Methanol Holdings Trinidad Ltd, Term Loan			MPH Acquisition Holdings LLC, Term Loan
B			B
4.48%, 06/16/2022(c)	112	112	4.90%, 05/25/2023(c)	155	157
		$522	Radnet Management Inc, Term Loan B
Coal- 0.02%			4.28%, 06/30/2023(c)	14	14
Peabody Energy Corp, Term Loan EXIT			8.15%, 03/25/2021(c)	49	49
0.00%, 02/08/2022(c),(j)	45	45			$437

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Insurance - 0.09%			REITS (continued)
Asurion LLC, Term Loan			iStar Inc, Term Loan B
8.50%, 02/19/2021(c)	$65	$66	4.75%, 07/01/2020(c)	$238	$241
Asurion LLC, Term Loan B2			MGM Growth Properties Operating
3.81%, 07/08/2020(c)	56	56	Partnership LP, Term Loan B
Lonestar Intermediate Super Holdings LLC,			3.48%, 04/25/2023(c)	40	40
PIK Term Loan					$371
10.00%, 08/10/2021(c)	145	151	Retail - 0.28%
		$273	Academy Ltd, Term Loan B
Internet - 0.00%			5.06%, 06/16/2022(c)	156	115
Zayo Group LLC, Term Loan B2			Comfort Holding LLC, Term Loan
3.50%, 01/12/2024(c)	10	10	0.00%, 01/31/2025(c),(j)	35	34
			5.75%, 02/02/2024(c)	80	80
Lodging - 0.03%			Dollar Tree Inc, Term Loan B2
Hilton Worldwide Finance LLC, Term Loan			4.19%, 07/06/2022(c)	130	131
B2			FOCUS Brands Inc, Term Loan
2.98%, 10/25/2023(c)	92	93	5.00%, 10/03/2023(c)	197	197
			JC Penney Corp Inc, Term Loan B
Media- 0.07%			5.30%, 06/09/2023(c)	44	44
Altice Financing SA, Term Loan B			KFC Holding Co, Term Loan B
0.00%, 06/20/2025(c),(j)	50	50	2.98%, 06/16/2023(c)	75	75
SFR Group SA, Term Loan B7			Landry's Inc, Term Loan
5.29%, 01/08/2024(c)	50	50	4.06%, 09/21/2023(c)	49	50
Univision Communications Inc, Term Loan			Michaels Stores Inc, Term Loan B1
C5			3.75%, 01/27/2023(c)	99	99
3.75%, 03/15/2024(c)	97	96			$825
WideOpenWest Finance LLC, Term Loan B			Software - 0.04%
4.55%, 08/11/2023(c)	19	19	Evergreen Skills Lux Sarl, Term Loan
		$215	4.06%, 04/08/2021(c)	51	51
Mining - 0.01%			First Data Corp, Term Loan C
FMG Resources August 2006 Pty Ltd, Term			3.98%, 07/08/2022(c)	56	56
Loan B			3.99%, 03/24/2021(c)	18	18
3.75%, 06/30/2019(c)	26	26			$125
			Telecommunications - 0.14%
Oil & Gas - 0.11%			GTT Communications Inc, Term Loan
California Resources Corp, Term Loan			5.00%, 12/13/2023(c)	98	100
11.37%, 12/31/2021(c)	100	110	Level 3 Financing Inc, Term Loan B
Chesapeake Energy Corp, Term Loan 1.5			0.00%, 02/17/2024(c),(j)	140	140
8.55%, 08/17/2021(c)	110	117	Radiate Holdco LLC, Term Loan
Drillships Financing Holding Inc, Term Loan			3.98%, 12/09/2023(c)	115	115
B1			Sprint Communications Inc, Term Loan B
6.06%, 03/31/2021(c)	31	22	3.50%, 01/31/2024(c)	55	55
Seadrill Operating LP, Term Loan B					$410
4.15%, 02/12/2021(c)	130	88	Trucking & Leasing - 0.04%
		$337	Avolon TLB Borrower 1 US LLC, Term Loan
Oil & Gas Services - 0.03%			B2
Navios Maritime Midstream Partners LP,			0.00%, 01/20/2022(c),(j)	120	122
Term Loan B
5.66%, 06/15/2020(c)	67	66	TOTAL SENIOR FLOATING RATE INTERESTS		$6,323
Seventy Seven Operating LLC, Term Loan B			U.S. GOVERNMENT & GOVERNMENT	Principal
3.98%, 06/17/2021(c)	29	29	AGENCY OBLIGATIONS - 35.63%	Amount (000's)	Value (000's)
		$95	Federal Home Loan Mortgage Corporation (FHLMC) - 5.08%
Packaging & Containers - 0.05%			3.00%, 11/01/2042	$398	$396
Berry Plastics Corp, Term Loan I			3.00%, 03/01/2043	1,753	1,750
3.50%, 10/01/2022(c)	35	35	3.00%, 01/01/2047	2,968	2,956
Coveris Holdings SA, Term Loan B			3.38%, 02/01/2037(c)	23	24
4.65%, 05/08/2019(c)	50	49	3.50%, 04/01/2046	1,850	1,898
Flex Acquisition Co Inc, Term Loan			3.61%, 02/01/2034(c)	3	3
4.25%, 12/16/2023(c)	20	20	4.00%, 02/01/2044	449	473
SIG Combibloc US Acquisition Inc, Term			4.00%, 10/01/2044	601	633
Loan B			4.00%, 01/01/2045	605	639
4.00%, 03/11/2022(c)	52	53	4.00%, 01/01/2046	1,225	1,286
		$157	4.50%, 07/01/2024	31	32
Pharmaceuticals - 0.04%			4.50%, 12/01/2043	1,654	1,785
DPx Holdings BV, Term Loan B			4.50%, 09/01/2044	400	431
4.40%, 01/22/2021(c)	63	63	5.00%, 05/01/2018	30	31
Endo Luxembourg Finance Co I Sarl, Term			5.00%, 06/01/2031	166	182
Loan B			5.00%, 10/01/2035	60	66
4.00%, 06/24/2022(c)	44	44	5.00%, 06/01/2041	1,775	1,955
		$107	6.00%, 03/01/2031	16	18
REITS- 0.13%			6.00%, 06/01/2032	34	39
GEO Group Inc/The, Term Loan B			6.00%, 10/01/2032	20	23
0.00%, 03/15/2024(c),(j)	90	90	6.00%, 01/01/2038	94	109

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
6.50%, 03/01/2029	$5	$6	6.50%, 07/01/2037	$62	$70
6.50%, 05/01/2029	7	8	6.50%, 02/01/2038	54	63
6.50%, 04/01/2031	3	3	6.50%, 03/01/2038	24	26
6.50%, 02/01/2032	7	8	6.50%, 09/01/2038	240	269
6.50%, 05/01/2032	6	7	7.00%, 02/01/2032	17	18
6.50%, 04/01/2035	11	13			$38,175
7.00%, 12/01/2029	21	23	Government National Mortgage Association (GNMA) - 3.88%
7.00%, 06/01/2030	4	5	2.13%, 07/20/2043(c)	245	251
7.00%, 12/01/2030	3	4	3.00%, 02/15/2043	545	551
7.00%, 01/01/2031	1	1	3.00%, 07/20/2044	840	849
7.00%, 01/01/2031	3	4	3.00%, 01/20/2046	595	601
7.00%, 12/01/2031	34	35	3.50%, 10/15/2042	67	70
7.50%, 04/01/2030	4	5	3.50%, 04/01/2043	4,050	4,199
7.50%, 03/01/2031	12	14	4.00%, 02/15/2042	219	232
8.00%, 09/01/2030	36	38	4.00%, 04/01/2047	1,250	1,320
		$14,903	4.50%, 09/15/2039	756	825
Federal National Mortgage Association (FNMA) - 13.01%			4.50%, 11/15/2040	180	195
2.50%, 04/01/2028(k)	3,880	3,882	4.50%, 07/20/2045	502	536
2.50%, 03/01/2030	772	776	5.00%, 02/15/2034	348	385
2.62%, 07/01/2034(c)	3	3	5.00%, 10/15/2034	123	136
3.00%, 10/01/2030	2,053	2,107	5.00%, 10/20/2039	71	79
3.00%, 04/01/2032(k)	750	769	5.00%, 07/20/2040	46	49
3.00%, 03/01/2034	466	473	5.00%, 02/15/2042	140	155
3.00%, 11/01/2042	999	996	5.50%, 12/20/2033	168	189
3.00%, 04/01/2043(k)	3,950	3,915	5.50%, 05/20/2035	19	21
3.00%, 05/01/2043	242	241	6.00%, 01/20/2029	32	37
3.50%, 04/01/2030	568	597	6.00%, 07/20/2029	5	6
3.50%, 08/01/2034	563	585	6.00%, 12/15/2033	31	36
3.50%, 01/01/2041	53	55	6.00%, 12/20/2036	95	109
3.50%, 11/01/2042	1,163	1,200	6.50%, 03/20/2028	5	6
3.50%, 07/01/2043	448	461	6.50%, 05/20/2029	5	6
3.50%, 07/01/2043	1,210	1,245	6.50%, 12/15/2032	445	504
3.50%, 09/01/2044	2,674	2,747	7.00%, 03/15/2031	13	15
3.50%, 11/01/2044	2,239	2,296	7.50%, 05/15/2029	18	18
3.50%, 04/01/2046	738	755	8.00%, 12/15/2030	8	10
3.50%, 04/01/2047(k)	1,625	1,662			$11,390
4.00%, 10/01/2019	23	24	U.S. Treasury - 13.66%
4.00%, 08/01/2020	134	138	0.88%, 04/30/2017(l)	615	615
4.00%, 03/01/2034	601	644	0.88%, 07/15/2018	1,425	1,420
4.00%, 11/01/2040	1,889	1,997	1.25%, 10/31/2021	1,555	1,511
4.00%, 09/01/2043	817	861	1.25%, 07/31/2023	1,405	1,330
4.00%, 06/01/2044	403	425	1.38%, 01/31/2020	5,825	5,810
4.00%, 05/01/2045	649	685	1.38%, 03/31/2020	250	249
4.00%, 12/01/2045	1,064	1,118	1.38%, 04/30/2020	300	298
4.50%, 07/01/2025	75	80	1.50%, 08/15/2026	1,770	1,638
4.50%, 11/01/2040	1,162	1,251	1.63%, 10/31/2023	370	358
4.50%, 09/01/2041	332	357	1.75%, 09/30/2019(m)	3,325	3,355
4.50%, 03/01/2044	1,282	1,387	1.75%, 11/30/2021	4,600	4,570
4.50%, 12/01/2044	206	221	1.75%, 04/30/2022	385	381
5.00%, 02/01/2035	218	242	1.75%, 09/30/2022	50	49
5.00%, 06/01/2040	18	20	1.88%, 11/30/2021	2,550	2,547
5.00%, 10/01/2041	295	323	2.00%, 05/31/2021	720	725
5.00%, 01/01/2042	298	328	2.00%, 10/31/2021	540	542
5.00%, 02/01/2044	730	816	2.00%, 02/15/2025	1,300	1,271
5.50%, 06/01/2019	18	19	2.13%, 11/30/2023	1,140	1,136
5.50%, 07/01/2019	10	10	2.25%, 08/15/2046	190	161
5.50%, 07/01/2019	5	5	2.63%, 01/31/2018	1,700	1,722
5.50%, 08/01/2019	15	16	2.75%, 08/15/2042	210	200
5.50%, 08/01/2019	3	3	2.88%, 08/15/2045	545	529
5.50%, 10/01/2019	21	21	3.00%, 11/15/2044	1,450	1,443
5.50%, 10/01/2019	26	27	3.00%, 05/15/2045	190	189
5.50%, 12/01/2022	28	31	3.00%, 11/15/2045	2,000	1,988
5.50%, 07/01/2033	364	407	3.13%, 02/15/2042	590	604
5.50%, 04/01/2035	40	44	3.13%, 08/15/2044	70	71
5.50%, 08/01/2036	703	785	3.75%, 11/15/2043	1,500	1,707
5.50%, 02/01/2037	9	10	4.75%, 02/15/2037	2,810	3,669
5.50%, 05/01/2040	54	60			$40,088
6.00%, 05/01/2031	3	4	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 07/01/2035	218	249	OBLIGATIONS		$104,556
6.00%, 02/01/2037	174	197	Total Investments		$307,601
6.00%, 02/01/2038	87	100	Other Assets and Liabilities - (4.82)%		$(14,136)
6.50%, 03/01/2032	10	11	TOTAL NET ASSETS - 100.00%		$293,465
6.50%, 07/01/2037	42	48

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2017 (unaudited)

(a)	Non-Income Producing Security
(b)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(c)	Variable Rate. Rate shown is in effect at March 31, 2017.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $40,898 or 13.94% of net assets.
(e)	Security purchased on a when-issued basis.
(f)	Security is Illiquid. At the end of the period, the value of these securities totaled $77 or 0.03% of net assets.
(g)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $300 or 0.10% of net assets.
(h)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(i)	Security is an Interest Only Strip
(j)	This Senior Floating Rate Note will settle after March 31, 2017, at which time the interest rate will be determined.
(k)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $181 or 0.06% of net assets.
(m)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $605 or 0.21% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		30.15%
Government		14.83%
Financial		13.47%
Asset Backed Securities		9.75%
Consumer, Non-cyclical		7.40%
Communications		5.98%
Energy		5.76%
Consumer, Cyclical		3.93%
Investment Companies		3.40%
Industrial		2.83%
Utilities		2.79%
Basic Materials		2.29%
Technology		2.24%
Other Assets and Liabilities		(4.82)%
TOTAL NET ASSETS		100.00%

Exchange Cleared Credit Default Swaps

Buy Protection
	Implied
	Credit Spread	(Pay)/			Upfront		Unrealized
	as of March	Receive	Expiration	Notional	Premiums		Appreciation/
Reference Entity	31, 2017 (a)	Fixed Rate	Date	Amount	Paid/(Received)		(Depreciation)	Fair Value
CDX.NA.HY.27	N/A	(5.00)%	12/20/2021	$4,851	$(187	) $	(194)	$(381)
CDX.NA.HY.27	N/A	(5.00)%	12/20/2021	2,277	(61)		(118)	(179)
CDX.NA.HY.27	N/A	(5.00)%	12/20/2021	891	(63)		(7)	(70)
CDX.NA.HY.27	N/A	(5.00)%	12/20/2021	198	(14)		(2)	(16)
Total					$(325	) $	(321)	$(646)

Amounts in thousands

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

		Schedule of Investments
Core Plus Bond Account
March 31, 2017 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
US 2 Year Note; June 2017	Short	40	$8,665	$8,658	$7
US 5 Year Note; June 2017	Short	5	591	589	2
US Long Bond; June 2017	Long	16	2,429	2,413	(16)
US Ultra Bond; June 2017	Long	14	2,269	2,249	(20)
Total					$(27)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Diversified Balanced Account
March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 15.11%
International Equity Index Fund (a)	8,059,031	$77,770
MidCap S&P 400 Index Fund (a)	2,189,912	45,046
SmallCap S&P 600 Index Fund (a)	1,756,830	45,379
$168,195
Principal Variable Contracts Funds, Inc. Class 1 - 84.92%
Bond Market Index Account (a)	53,709,893	554,286
LargeCap S&P 500 Index Account (a)	23,892,005	391,112
$945,398
TOTAL INVESTMENT COMPANIES	$1,113,593
Total Investments	$1,113,593
Other Assets and Liabilities - (0.03)%	$(295)
TOTAL NET ASSETS - 100.00%	$1,113,298

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type	Percent
Fixed Income Funds	49.79%
Domestic Equity Funds	43.26%
International Equity Funds	6.98%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

December 31,	December 31,	March 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	March 31, 2017	2017
Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	53,968,119	$544,840	1,433,811	$14,745	1,692,037	$17,396	53,709,893	$542,199
International Equity Index Fund	8,617,303	83,600	83,198	779	641,470	6,058	8,059,031	78,323
LargeCap S&P 500 Index Account	24,669,517	238,182	326,719	5,259	1,104,231	17,850	23,892,005	228,109
MidCap S&P 400 Index Fund	2,239,827	33,123	78,175	1,583	128,090	2,620	2,189,912	32,103
SmallCap S&P 600 Index Fund	1,732,453	29,674	86,742	2,199	62,365	1,614	1,756,830	30,245
$929,419	$24,565	$45,538	$910,979

Realized Gain/Loss	Realized Gain from
Income	on Investments	Capital Gain Distributions
Bond Market Index Account	$	—	$10	$—
International Equity Index Fund	—	2	—
LargeCap S&P 500 Index Account	—	2,518	—
MidCap S&P 400 Index Fund	—	17	—
SmallCap S&P 600 Index Fund	—	(14)	—
$	—	$2,533	$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Balanced Managed Volatility Account
March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 15.11%
International Equity Index Fund (a)	1,256,346	$12,124
MidCap S&P 400 Index Fund (a)	341,367	7,022
SmallCap S&P 600 Index Fund (a)	273,844	7,073
$26,219
Principal Variable Contracts Funds, Inc. Class 1 - 84.92%
Bond Market Index Account (a)	8,373,309	86,413
LargeCap S&P 500 Managed Volatility Index 4,755,186	60,914
Account (a)
$147,327
TOTAL INVESTMENT COMPANIES	$173,546
Total Investments	$173,546
Other Assets and Liabilities - (0.03)%	$(50)
TOTAL NET ASSETS - 100.00%	$173,496

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type	Percent
Fixed Income Funds	49.81%
Domestic Equity Funds	43.23%
International Equity Funds	6.99%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

December 31,	December 31,	March 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	March 31, 2017	2017
Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	8,277,668	$85,222	348,642	$3,587	253,001	$2,600	8,373,309	$86,209
International Equity Index Fund	1,321,845	13,023	32,658	309	98,157	930	1,256,346	12,402
LargeCap S&P 500 Managed	4,816,118	53,114	145,726	1,848	206,658	2,635	4,755,186	52,425
Volatility Index Account
MidCap S&P 400 Index Fund	343,517	6,596	17,426	354	19,576	401	341,367	6,550
SmallCap S&P 600 Index Fund	265,706	6,321	17,569	447	9,431	244	273,844	6,524
$164,276	$6,545	$6,810	$164,110

Realized Gain/Loss	Realized Gain from
Income	on Investments	Capital Gain Distributions
Bond Market Index Account	$	—	$—	$	—
International Equity Index Fund	—	—	—
LargeCap S&P 500 Managed Volatility
Index Account	—	98	—
MidCap S&P 400 Index Fund	—	1	—
SmallCap S&P 600 Index Fund	—	—	—
$	—	$99	$	—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Balanced Volatility Control Account
March 31, 2017 (unaudited)

INVESTMENT COMPANIES – 99.53%	Shares Held			Value
Exchange Traded Funds - 9.51%
iShares Core S&P 500 ETF		20		$4,746
Vanguard S&P 500 ETF		22		4,760
				$9,506
Principal Funds, Inc. Institutional Class - 15.00%
International Equity Index Fund (a)		723		6,978
MidCap S&P 400 Index Fund (a)		195		4,004
SmallCap S&P 600 Index Fund (a)		155		4,007
				$14,989
Principal Variable Contracts Funds, Inc. Class 1 - 75.02%
Bond Market Index Account (a)		4,850		50,049
LargeCap S&P 500 Index Account (a)		1,523		24,939
				$74,988
TOTAL INVESTMENT COMPANIES				$99,483
Total Investments				$99,483
Other Assets and Liabilities - 0.47%				$471
TOTAL NET ASSETS - 100.00%				$99,954

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type				Percent
Fixed Income Funds				50.07%
Domestic Equity Funds				32.97%
International Equity Funds				6.98%
Investment Companies				9.51%
Other Assets and Liabilities				0.47%
TOTAL NET ASSETS				100.00%

December 31,		December 31,								March 31,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales	Sales		March 31, 2017	2017
	Shares	Cost		Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Account	—		$—	4,850	$50,000	—		$—	4,850	$50,000
International Equity Index Fund	—		—	723	7,000	—		—	723	7,000
LargeCap S&P 500 Index Account	—		—	1,523	25,000	—		—	1,523	25,000
MidCap S&P 400 Index Fund	—		—	195	4,000	—		—	195	4,000
SmallCap S&P 600 Index Fund	—		—	155	4,000	—		—	155	4,000
			$—		$90,000			$–		$90,000

					Realized Gain/Loss				Realized Gain from
				Income	on Investments			Capital Gain Distributions
Bond Market Index Account				$—		$—	$			—
International Equity Index Fund				—		—				—
LargeCap S&P 500 Index Account				—		—				—
MidCap S&P 400 Index Fund				—		—				—
SmallCap S&P 600 Index Fund				—		—				—
				$—		$—	$			—

Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes.

Schedule of Investments
Diversified Growth Account
March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 20.11%
International Equity Index Fund (a)	38,622,136	$372,704
MidCap S&P 400 Index Fund (a)	9,183,243	188,899
SmallCap S&P 600 Index Fund (a)	7,367,224	190,295
$751,898
Principal Variable Contracts Funds, Inc. Class 1 - 79.92%
Bond Market Index Account (a)	126,126,363	1,301,624
LargeCap S&P 500 Index Account (a)	103,050,796	1,686,942
$2,988,566
TOTAL INVESTMENT COMPANIES	$3,740,464
Total Investments	$3,740,464
Other Assets and Liabilities - (0.03)%	$(976)
TOTAL NET ASSETS - 100.00%	$3,739,488

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type	Percent
Domestic Equity Funds	55.25%
Fixed Income Funds	34.81%
International Equity Funds	9.97%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

December 31,	December 31,	March 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	March 31, 2017	2017
Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	123,505,904	$1,251,041	4,500,831	$46,279	1,880,372	$19,381	126,126,363	$1,277,941
International Equity Index Fund	40,245,909	397,904	706,844	6,649	2,330,617	22,142	38,622,136	382,413
LargeCap S&P 500 Index Account	103,694,147	1,140,718	1,791,349	28,895	2,434,700	39,495	103,050,796	1,131,840
MidCap S&P 400 Index Fund	9,152,295	148,298	347,577	7,052	316,629	6,479	9,183,243	148,893
SmallCap S&P 600 Index Fund	7,079,120	136,865	389,470	9,896	101,366	2,628	7,367,224	144,129
$3,074,826	$98,771	$90,125	$3,085,216

Realized Gain/Loss	Realized Gain from
Income	on Investments	Capital Gain Distributions
Bond Market Index Account	$	—	$2	$—
International Equity Index Fund	—	2	—
LargeCap S&P 500 Index Account	—	1,722	—
MidCap S&P 400 Index Fund	—	22	—
SmallCap S&P 600 Index Fund	—	(4)	—
$	—	$1,744	$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Growth Managed Volatility Account
March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 20.12%
International Equity Index Fund (a)	3,434,076	$33,139
MidCap S&P 400 Index Fund (a)	816,552	16,796
SmallCap S&P 600 Index Fund (a)	655,088	16,921
$66,856
Principal Variable Contracts Funds, Inc. Class 1 - 79.91%
Bond Market Index Account (a)	11,214,464	115,733
LargeCap S&P 500 Managed Volatility Index 11,698,416	149,857
Account (a)
$265,590
TOTAL INVESTMENT COMPANIES	$332,446
Total Investments	$332,446
Other Assets and Liabilities - (0.03)%	$(91)
TOTAL NET ASSETS - 100.00%	$332,355

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type	Percent
Domestic Equity Funds	55.24%
Fixed Income Funds	34.82%
International Equity Funds	9.97%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

December 31,	December 31,	March 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	March 31, 2017	2017
Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	10,787,482	$111,021	652,379	$6,701	225,397	$2,326	11,214,464	$115,396
International Equity Index Fund	3,515,244	34,663	145,125	1,351	226,293	2,154	3,434,076	33,860
LargeCap S&P 500 Managed	11,526,621	127,232	496,117	6,221	324,322	4,142	11,698,416	129,378
Volatility Index Account
MidCap S&P 400 Index Fund	799,367	15,351	50,006	1,014	32,821	674	816,552	15,693
SmallCap S&P 600 Index Fund	618,299	14,714	49,346	1,259	12,557	325	655,088	15,648
$302,981	$16,546	$9,621	$309,975

Realized Gain/Loss	Realized Gain from
Income	on Investments	Capital Gain Distributions
Bond Market Index Account	$	—	$—	$	—
International Equity Index Fund	—	—	—
LargeCap S&P 500 Managed Volatility
Index Account	—	67	—
MidCap S&P 400 Index Fund	—	2	—
SmallCap S&P 600 Index Fund	—	—	—
$	—	$69	$	—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Growth Volatility Control Account
March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 99.53%	Shares Held			Value
Exchange Traded Funds – 9.51%
iShares Core S&P 500 ETF		20		4,745
Vanguard S&P 500 ETF		22		$4,759
				$9,504
Principal Funds, Inc. Institutional Class - 20.00%
International Equity Index Fund (a)		1,033		9,969
MidCap S&P 400 Index Fund (a)		243		5,005
SmallCap S&P 600 Index Fund (a)		194		5,010
				$19,984
Principal Variable Contracts Funds, Inc. Class 1 - 70.02%
Bond Market Index Account (a)		3,395		35,034
LargeCap S&P 500 Index Account (a)		2,133		34,915
				$69,949
TOTAL INVESTMENT COMPANIES				$99,437
Total Investments				$99,437
Other Assets and Liabilities - 0.47%				$471
TOTAL NET ASSETS - 100.00%				$99,908

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type				Percent
Domestic Equity Funds				44.98%
Fixed Income Funds				35.06%
International Equity Funds				9.98%
Investment Companies				9.51%
Other Assets and Liabilities				0.47%
TOTAL NET ASSETS				100.00%

December 31,		December 31,								March 31,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales	Sales		March 31, 2017	2017
	Shares	Cost		Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Account	—		$—	3,395	$35,000	—		$—	3,395	$35,000
International Equity Index Fund	—		—	1,033	10,000	—		—	1,033	10,000
LargeCap S&P 500 Index Account	—		—	2,133	35,000	—		—	2,133	35,000
MidCap S&P 400 Index Fund	—		—	243	5,000	—		—	243	5,000
SmallCap S&P 600 Index Fund	—		—	194	5,000	—		—	194	5,000
			$—		$90,000			$–		$90,000

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond Market Index Account				$—		$—	$			—
International Equity Index Fund				—		—				—
LargeCap S&P 500 Index Account				—		—				—
MidCap S&P 400 Index Fund				—		—				—
SmallCap S&P 600 Index Fund				—		—				—
				$—		$—	$			—

Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes.

Schedule of Investments
Diversified Income Account
March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 10.10%
International Equity Index Fund (a)	1,036,104	$9,998
MidCap S&P 400 Index Fund (a)	369,545	7,601
SmallCap S&P 600 Index Fund (a)	296,461	7,658
$25,257
Principal Variable Contracts Funds, Inc. Class 1 - 89.93%
Bond Market Index Account (a)	15,710,269	162,130
LargeCap S&P 500 Index Account (a)	3,839,700	62,856
$224,986
TOTAL INVESTMENT COMPANIES	$250,243
Total Investments	$250,243
Other Assets and Liabilities - (0.03)%	$(69)
TOTAL NET ASSETS - 100.00%	$250,174

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type	Percent
Fixed Income Funds	64.81%
Domestic Equity Funds	31.22%
International Equity Funds	4.00%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

December 31,	December 31,	March 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	March 31, 2017	2017
Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	16,178,089	$165,709	683,064	$7,027	1,150,884	$11,830	15,710,269	$160,906
International Equity Index Fund	1,135,494	11,130	31,531	297	130,921	1,226	1,036,104	10,201
LargeCap S&P 500 Index Account	4,063,303	50,072	139,106	2,247	362,709	5,810	3,839,700	46,750
MidCap S&P 400 Index Fund	387,375	6,691	21,893	445	39,723	808	369,545	6,332
SmallCap S&P 600 Index Fund	299,621	6,313	21,115	537	24,275	625	296,461	6,220
$239,915	$10,553	$20,299	$230,409

Realized Gain/Loss	Realized Gain from
Income	on Investments	Capital Gain Distributions
Bond Market Index Account	$	—	$—	$—
International Equity Index Fund	—	—	—
LargeCap S&P 500 Index Account	—	241	—
MidCap S&P 400 Index Fund	—	4	—
SmallCap S&P 600 Index Fund	—	(5)	—
$	—	$240	$—
Amounts in thousands except shares

See accompanying notes.

     Schedule of Investments Diversified International Account March 31, 2017 (unaudited)

COMMON STOCKS - 97.38%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 0.50%				Commercial Services (continued)
Thales SA	13,565	$1,310		Qualicorp SA	79,600	$505
				TAL Education Group ADR(a)	14,559	1,552
Agriculture - 1.41%						$8,757
British American Tobacco PLC	40,518	2,688		Computers - 1.30%
KT&G Corp	11,116	970		Atos SE	9,230	1,141
		$3,658		Capgemini SA	8,338	770
Airlines - 0.50%				Fujitsu Ltd	242,000	1,485
Ryanair Holdings PLC ADR(a)	15,573	1,292				$3,396
				Cosmetics & Personal Care - 0.98%
Apparel - 2.26%				Unilever NV	33,437	1,660
Adidas AG	10,030	1,908		Unilever PLC	17,915	884
Burberry Group PLC	55,240	1,192				$2,544
LVMH Moet Hennessy Louis Vuitton SE	12,692	2,790		Distribution & Wholesale - 2.08%
		$5,890		Mitsubishi Corp	117,100	2,538
Automobile Manufacturers - 3.62%				Sumitomo Corp	118,000	1,592
Honda Motor Co Ltd	56,700	1,712		Wolseley PLC	20,464	1,288
Maruti Suzuki India Ltd	17,951	1,663				$5,418
Subaru Corp	56,200	2,061		Diversified Financial Services - 1.95%
Suzuki Motor Corp	22,600	939		Hana Financial Group Inc	31,516	1,040
Toyota Motor Corp	26,463	1,436		Indiabulls Housing Finance Ltd	41,332	635
Volvo AB - B Shares	109,948	1,622		ORIX Corp	139,400	2,069
		$9,433		Shinhan Financial Group Co Ltd	19,911	830
Banks - 13.32%				Zenkoku Hosho Co Ltd	14,800	505
Australia & New Zealand Banking Group Ltd	64,381	1,563				$5,079
Banco do Brasil SA	192,300	2,071		Electric - 1.76%
Bancolombia SA ADR	12,113	483		Enel SpA	228,348	1,075
Bangkok Bank PCL	143,600	778		Iberdrola SA	182,799	1,306
Bank Hapoalim BM	121,274	739		Korea Electric Power Corp	34,577	1,439
Bank Negara Indonesia Persero Tbk PT	1,203,600	585		Power Grid Corp of India Ltd	251,659	765
Bank of Montreal	23,700	1,770				$4,585
Bank of Nova Scotia/The	39,400	2,305		Electrical Components & Equipment - 0.72%
CaixaBank SA	169,418	728		Brother Industries Ltd	51,600	1,079
Credicorp Ltd	6,713	1,096		Prysmian SpA	29,783	787
Danske Bank A/S	68,176	2,325				$1,866
Erste Group Bank AG	29,358	956		Electronics - 0.98%
HDFC Bank Ltd ADR	11,594	872		Hitachi High-Technologies Corp	22,500	919
HDFC Bank Ltd (b)	15,377	348
				Hoya Corp	33,796	1,633
ING Groep NV	174,912	2,642				$2,552
Macquarie Group Ltd	18,527	1,277		Energy - Alternate Sources - 0.83%
Mediobanca SpA	68,387	617		Vestas Wind Systems A/S	26,663	2,169
Mitsubishi UFJ Financial Group Inc	512,449	3,228
Royal Bank of Canada	34,259	2,496		Engineering & Construction - 2.51%
Sberbank of Russia PJSC ADR	153,262	1,771		ACS Actividades de Construccion y Servicios	32,076	1,090
Siam Commercial Bank PCL/The (b)	130,500	619		SA

Societe Generale SA	38,804	1,966		Aena SA (c)	7,408	1,171
Toronto-Dominion Bank/The	40,808	2,044		Downer EDI Ltd	145,205	643
Yes Bank Ltd	58,326	1,390		Downer EDI Ltd - Rights (a)	58,082	1
		$34,669		Promotora y Operadora de Infraestructura	57,493	621
Beverages - 1.05%				SAB de CV
Diageo PLC	54,883	1,572		Skanska AB	40,506	953
Treasury Wine Estates Ltd	123,664	1,155		Vinci SA	25,757	2,045
		$2,727				$6,524
Biotechnology - 0.91%				Food - 3.11%
CSL Ltd	12,069	1,156		JBS SA	265,900	871
Genmab A/S (a)	6,269	1,206
				Nestle SA	47,199	3,623
		$2,362		Nichirei Corp	39,700	985
Building Materials - 1.82%				Tate & Lyle PLC	159,354	1,527
Asahi Glass Co Ltd	136,000	1,104		X5 Retail Group NV (a)	32,438	1,091
CRH PLC	67,231	2,369				$8,097
Kingspan Group PLC	39,560	1,255		Food Service - 0.58%
		$4,728		Compass Group PLC	79,787	1,506
Chemicals - 1.29%
Covestro AG (c)	11,561	890		Forest Products & Paper - 0.90%
Lonza Group AG (a)	8,812	1,666		Mondi PLC	54,954	1,328
Mitsubishi Gas Chemical Co Inc	38,700	806		UPM-Kymmene OYJ	42,888	1,007
		$3,362				$2,335
Commercial Services - 3.36%				Healthcare - Services - 0.85%
Adecco Group AG	12,721	903		Fresenius SE & Co KGaA	27,588	2,217
Ashtead Group PLC	90,064	1,864
Intertek Group PLC	26,643	1,311		Holding Companies - Diversified - 0.74%
Kroton Educacional SA	245,100	1,039		Itausa - Investimentos Itau SA - Rights (a),(b)	5,704	6
New Oriental Education & Technology Group	26,216	1,583		Wharf Holdings Ltd/The	224,000	1,925
Inc ADR(a)						$1,931

See accompanying notes.

Schedule of Investments
Diversified International Account
March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Home Builders - 1.52%				Pharmaceuticals (continued)
Iida Group Holdings Co Ltd	17,300	$266		Shire PLC	35,457	$2,066
Persimmon PLC	34,189	897				$10,308
Sekisui House Ltd	56,332	929		Pipelines - 1.07%
Taylor Wimpey PLC	772,960	1,870		TransCanada Corp	60,573	2,795
		$3,962
Insurance - 3.84%				Private Equity - 1.02%
Hannover Rueck SE	17,640	2,033		3i Group PLC	224,873	2,111
Industrial Alliance Insurance & Financial	8,481	367		Intermediate Capital Group PLC	60,909	540
Services Inc						$2,651
Legal & General Group PLC	335,181	1,038		Real Estate - 2.22%
Manulife Financial Corp	54,400	965		Brookfield Asset Management Inc	81,313	2,963
NN Group NV	51,292	1,666		Cheung Kong Property Holdings Ltd	97,160	655
SCOR SE	30,629	1,158		Deutsche Wohnen AG	31,351	1,032
Swiss Life Holding AG (a)	5,549	1,789		Vonovia SE	31,632	1,115
Tokio Marine Holdings Inc	23,350	987				$5,765
		$10,003		REITS - 1.08%
Internet - 3.65%				Dexus Property Group	88,007	657
Alibaba Group Holding Ltd ADR(a)	25,157	2,713		Land Securities Group PLC	71,736	953
ASOS PLC (a)	6,951	526		Mirvac Group	720,326	1,205
Auto Trader Group PLC (c)	150,349	738				$2,815
NAVER Corp	1,384	1,058		Retail - 4.00%
Tencent Holdings Ltd	154,693	4,456		Alimentation Couche-Tard Inc	50,923	2,301
		$9,491		Cie Financiere Richemont SA	27,247	2,154
Investment Companies - 0.40%				Dollarama Inc	28,084	2,327
Investor AB	24,823	1,044		Lojas Renner SA	146,600	1,302
				Pandora A/S	12,672	1,402
Iron & Steel - 0.42%				Wal-Mart de Mexico SAB de CV	396,522	915
POSCO	4,170	1,083				$10,401
				Semiconductors - 5.98%
Leisure Products & Services - 0.23%				Infineon Technologies AG	94,937	1,943
Hero MotoCorp Ltd	12,247	608		Rohm Co Ltd	17,000	1,132
				Samsung Electronics Co Ltd	2,697	4,964
Machinery - Construction & Mining - 1.63%				SK Hynix Inc	26,581	1,200
ABB Ltd	93,685	2,193		Taiwan Semiconductor Manufacturing Co Ltd	651,140	4,083
Hitachi Construction Machinery Co Ltd	24,000	600		Tokyo Electron Ltd	13,100	1,434
Hitachi Ltd	267,000	1,450		Ulvac Inc	17,100	799
		$4,243				$15,555
Machinery - Diversified - 1.06%				Software - 2.00%
Hexagon AB	16,078	645		NetEase Inc ADR	4,322	1,228
KION Group AG	9,626	629		Open Text Corp	28,600	972
Sumitomo Heavy Industries Ltd	212,000	1,482		SAP SE	19,214	1,885
		$2,756		Ubisoft Entertainment SA (a)	26,289	1,121
Mining - 1.44%						$5,206
Anglo American PLC (a)	89,517	1,368		Telecommunications - 5.46%
Rio Tinto Ltd	30,159	1,392		BT Group PLC	185,038	739
Vedanta Ltd	232,044	983		China Telecom Corp Ltd	2,576,556	1,259
		$3,743		Deutsche Telekom AG	110,363	1,934
Miscellaneous Manufacturers - 2.09%				Nippon Telegraph & Telephone Corp	51,813	2,215
Siemens AG	19,030	2,606		NTT DOCOMO Inc	84,300	1,969
Smiths Group PLC	71,259	1,448		Orange SA	112,624	1,748
Sunny Optical Technology Group Co Ltd	191,000	1,398		SK Telecom Co Ltd	4,955	1,119
		$5,452		SoftBank Group Corp	30,200	2,142
Oil & Gas - 4.05%				Telekomunikasi Indonesia Persero Tbk PT	3,494,900	1,086
Canadian Natural Resources Ltd	38,400	1,257				$14,211
China Petroleum & Chemical Corp	1,106,000	900		Transportation - 0.87%
Encana Corp	53,900	632		Canadian National Railway Co	30,628	2,261
Galp Energia SGPS SA	59,481	902
LUKOIL PJSC ADR	22,691	1,203		TOTAL COMMON STOCKS		$253,447
PTT PCL (b)	80,400	906		INVESTMENT COMPANIES - 1.70%	Shares Held	Value(000	's)
Suncor Energy Inc	60,100	1,845		Money Market Funds - 1.70%
TOTAL SA	57,098	2,887		BlackRock Liquidity Funds FedFund Portfolio	4,436,490	4,436
		$10,532
Oil & Gas Services - 0.06%				TOTAL INVESTMENT COMPANIES		$4,436
Subsea 7 SA	9,979	155		PREFERRED STOCKS - 1.02%	Shares Held	Value(000	's)
				Holding Companies - Diversified - 0.41%
Pharmaceuticals - 3.96%				Itausa - Investimentos Itau SA 0.06%(d)	348,100	$1,062
BTG PLC (a)	75,025	551
Daiichi Sankyo Co Ltd	30,700	693
Novo Nordisk A/S	41,956	1,441
Orion Oyj	9,867	515
Recordati SpA	29,699	1,005
Roche Holding AG	15,787	4,037

See accompanying notes.

		Schedule of Investments
		Diversified International Account
		March 31, 2017 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)
Iron & Steel - 0.61%
Vale SA 0.28%(d)	175,300	$1,586

TOTAL PREFERRED STOCKS		$2,648
Total Investments		$260,531
Other Assets and Liabilities - (0.10)%		$(255)
TOTAL NET ASSETS - 100.00%		$260,276

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,879 or 0.72% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,799 or 1.08% of net assets.
(d)	Variable Rate. Rate shown is in effect at March 31, 2017.

Portfolio Summary (unaudited)

Country	Percent
Japan	15.46%
United Kingdom	10.98%
Canada	10.49%
Germany	6.99%
Switzerland	6.78%
France	6.49%
China	5.79%
Korea, Republic Of	5.27%
Denmark	3.27%
Brazil	3.24%
Australia	2.95%
India	2.78%
United States	2.49%
Ireland	1.89%
Spain	1.65%
Netherlands	1.65%
Sweden	1.64%
Taiwan, Province Of China	1.57%
Russian Federation	1.56%
Italy	1.34%
Hong Kong	0.99%
Thailand	0.89%
Indonesia	0.64%
Finland	0.59%
Mexico	0.59%
South Africa	0.51%
Peru	0.42%
Austria	0.37%
Portugal	0.35%
Israel	0.28%
Colombia	0.19%
Other Assets and Liabilities	(0.10)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments Equity Income Account March 31, 2017 (unaudited)

COMMON STOCKS - 98.23%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.09%				Insurance - 5.46%
Boeing Co/The	29,880	$5,284		Allstate Corp/The	107,514	$8,761
Raytheon Co	5,421	827		Chubb Ltd	100,085	13,637
		$6,111		Fairfax Financial Holdings Ltd	10,326	4,712
Airlines - 1.04%				Swiss Re AG ADR	149,559	3,344
Delta Air Lines Inc	126,421	5,810				$30,454
				Machinery - Diversified - 1.66%
Apparel - 1.34%				Deere & Co	85,224	9,278
VF Corp	135,613	7,455
				Media - 0.36%
Automobile Manufacturers - 1.64%				Walt Disney Co/The	17,803	2,019
PACCAR Inc	136,297	9,159
				Miscellaneous Manufacturers - 2.12%
Automobile Parts & Equipment - 2.05%				3M Co	18,589	3,557
Autoliv Inc	78,064	7,983		Parker-Hannifin Corp	51,566	8,267
Magna International Inc	79,752	3,442				$11,824
		$11,425		Oil & Gas - 9.44%
Banks - 10.28%				Chevron Corp	62,372	6,697
Bank of Nova Scotia/The	134,137	7,856		Cimarex Energy Co	56,276	6,724
Grupo Financiero Santander Mexico SAB de	210,776	1,903		Exxon Mobil Corp	91,947	7,541
CV ADR				HollyFrontier Corp	13,010	369
JPMorgan Chase & Co	156,523	13,749		Marathon Petroleum Corp	237,657	12,011
M&T Bank Corp	3,650	565		Occidental Petroleum Corp	141,709	8,979
PNC Financial Services Group Inc/The	107,150	12,884		Royal Dutch Shell PLC - B shares ADR	186,068	10,388
US Bancorp	217,108	11,181				$52,709
Wells Fargo & Co	166,362	9,260		Pharmaceuticals - 7.37%
		$57,398		Johnson & Johnson	56,270	7,008
Beverages - 1.32%				Merck & Co Inc	126,725	8,052
Coca-Cola Co/The	111,718	4,741		Novartis AG ADR	86,550	6,428
Dr Pepper Snapple Group Inc	27,105	2,654		Pfizer Inc	195,484	6,688
		$7,395		Roche Holding AG ADR	327,690	10,496
Building Materials - 0.34%				Teva Pharmaceutical Industries Ltd ADR	76,031	2,440
Johnson Controls International plc	45,637	1,922				$41,112
				Pipelines - 2.19%
Chemicals - 2.04%				Enterprise Products Partners LP	442,555	12,219
Air Products & Chemicals Inc	32,812	4,439
EI du Pont de Nemours & Co	44,373	3,565		Private Equity - 1.85%
PPG Industries Inc	32,046	3,367		KKR & Co LP	564,870	10,298
		$11,371
Computers - 3.62%				REITS - 5.26%
Accenture PLC - Class A	15,900	1,906		AGNC Investment Corp	87,136	1,733
Apple Inc	114,417	16,437		Annaly Capital Management Inc	440,648	4,896
International Business Machines Corp	10,638	1,853		Digital Realty Trust Inc	96,391	10,255
		$20,196		Host Hotels & Resorts Inc	305,737	5,705
Diversified Financial Services - 7.08%				Simon Property Group Inc	39,251	6,752
BlackRock Inc	31,199	11,965				$29,341
Discover Financial Services	198,771	13,594		Retail - 2.05%
FNF Group	357,655	13,927		Costco Wholesale Corp	26,351	4,419
		$39,486		Genuine Parts Co	5,669	524
Electric - 5.37%				Starbucks Corp	111,510	6,511
Eversource Energy	134,226	7,890				$11,454
NextEra Energy Inc	49,596	6,366		Semiconductors - 5.07%
WEC Energy Group Inc	124,329	7,538		Applied Materials Inc	100,175	3,897
Xcel Energy Inc	184,295	8,192		Maxim Integrated Products Inc	129,380	5,817
		$29,986		Microchip Technology Inc	152,092	11,221
Electrical Components & Equipment - 0.80%				Taiwan Semiconductor Manufacturing Co Ltd	224,229	7,364
Emerson Electric Co	74,358	4,451		ADR
						$28,299
Electronics - 1.01%				Software - 1.63%
Honeywell International Inc	45,063	5,627		Fidelity National Information Services Inc	41,374	3,294
				Microsoft Corp	87,704	5,776
Food - 3.33%						$9,070
Kraft Heinz Co/The	85,135	7,731		Telecommunications - 2.66%
Kroger Co/The	368,542	10,868		BCE Inc	166,263	7,360
		$18,599		Verizon Communications Inc	153,926	7,504
Gas - 1.14%						$14,864
Sempra Energy	57,789	6,386		Toys, Games & Hobbies - 1.99%
				Hasbro Inc	111,258	11,106
Healthcare - Products - 3.59%
Abbott Laboratories	141,910	6,302		Transportation - 2.04%
Becton Dickinson and Co	30,099	5,521		Union Pacific Corp	75,464	7,993
Medtronic PLC	101,606	8,186		United Parcel Service Inc	31,564	3,387
		$20,009				$11,380
				TOTAL COMMON STOCKS		$548,213

See accompanying notes.

		Schedule of Investments
		Equity Income Account
		March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 1.40%	Shares Held	Value(000	's)
Money Market Funds - 1.40%
BlackRock Liquidity Funds FedFund Portfolio	7,818,263	$7,818

TOTAL INVESTMENT COMPANIES		$7,818
Total Investments		$556,031
Other Assets and Liabilities - 0.37%		$2,044
TOTAL NET ASSETS - 100.00%		$558,075

Portfolio Summary (unaudited)
Sector		Percent
Financial		29.93%
Consumer, Non-cyclical		15.61%
Energy		11.63%
Technology		10.32%
Consumer, Cyclical		10.11%
Industrial		9.06%
Utilities		6.51%
Communications		3.02%
Basic Materials		2.04%
Investment Companies		1.40%
Other Assets and Liabilities		0.37%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 1.31%	Shares Held	Value(000	's)		Principal
Money Market Funds - 1.31%				BONDS (continued)	Amount (000's) Value (000's)
BlackRock Liquidity Funds FedFund Portfolio	3,304,436	$3,304		Mortgage Backed Securities (continued)
				Fannie Mae REMICS (continued)
TOTAL INVESTMENT COMPANIES		$3,304		3.50%, 01/25/2028(a),(b)	$4,000	$442
	Principal			3.50%, 01/25/2040(a),(b)	4,432	587
BONDS- 29.19%	Amount (000's)	Value(000	's)	3.50%, 11/25/2042	2,500	2,641
				3.50%, 11/25/2042(a),(b)	5,177	1,023
Automobile Asset Backed Securities - 0.34%				3.50%, 02/25/2043(a),(b)	1,900	286
AmeriCredit Automobile Receivables Trust				4.00%, 12/25/2039(b)	2,467	340
2016-3 2.24%, 04/08/2022(a)	$860	$850		4.00%, 11/25/2042(a),(b)	2,724	599
				4.00%, 03/25/2045	1,000	1,088
				4.50%, 04/25/2045(a),(b)	4,841	1,181
Commercial Mortgage Backed Securities - 8.21%
CD 2017-CD3 Mortgage Trust				7.00%, 04/25/2032	163	188
3.98%, 02/10/2050(a)	1,000	1,030		8.70%, 12/25/2019	1	2
COMM 2014-UBS4 Mortgage Trust				Freddie Mac REMICS
4.63%, 08/10/2047(a)	1,000	997		1.50%, 04/15/2028	1,630	1,589
Ginnie Mae				1.64%, 05/15/2038(a),(b)	7,109	362
0.68%, 04/16/2047(a),(b)	13,425	603		1.86%, 04/15/2040(a),(b)	9,710	622
0.71%, 10/16/2054(a),(b)	12,500	473		2.11%, 10/15/2040(a),(b)	4,566	328
0.73%, 11/16/2045(a),(b)	23,097	1,054		2.50%, 11/15/2028(a),(b)	5,524	369
0.76%, 11/16/2052(a),(b)	15,867	791		2.50%, 11/15/2032	1,406	1,386
0.83%, 02/16/2053(a),(b)	13,151	740		2.50%, 01/15/2043(a),(b)	3,621	515
0.84%, 10/16/2056(a),(b)	5,369	362		2.50%, 02/15/2043	1,322	1,280
0.85%, 03/16/2052(a),(b)	15,221	880		3.00%, 11/15/2030(a),(b)	3,819	293
0.85%, 09/16/2053(a),(b)	12,304	616		3.00%, 06/15/2033(a),(b)	7,132	556
0.90%, 02/16/2055(a),(b)	23,874	870		3.00%, 11/15/2035	950	933
0.92%, 02/16/2046(a),(b)	20,703	1,071		3.00%, 06/15/2040	713	727
GS Mortgage Securities Trust 2011-GC5				3.00%, 04/15/2046	432	435
5.40%, 08/10/2044(a),(c)	900	896		3.50%, 10/15/2027(b)	5,746	635
				3.50%, 08/15/2040(a),(b)	4,382	589
GS Mortgage Securities Trust 2015-GC34
4.65%, 10/10/2048(a)	900	895		3.50%, 05/15/2043	585	606
JP Morgan Chase Commercial Mortgage				3.50%, 08/15/2043	1,284	1,320
Securities Trust 2011-C5				4.00%, 05/15/2039	4,200	4,344
5.41%, 08/15/2046(a),(c)	2,000	2,187		4.00%, 01/15/2045	1,195	1,290
JP Morgan Chase Commercial Mortgage				4.00%, 04/15/2045	540	573
Securities Trust 2013-C16				Freddie Mac Strips
4.91%, 12/15/2046(a)	1,800	1,943		2.06%, 02/15/2038(a),(b)	11,712	800
				3.00%, 12/15/2032(a),(b)	8,044	982
JPMBB Commercial Mortgage Securities
Trust 2014-C25				Ginnie Mae
4.45%, 11/15/2047(a)	1,000	983		1.04%, 03/20/2041(a),(b)	4,473	165
				1.05%, 09/20/2037(a),(b)	11,121	554
WFRBS Commercial Mortgage Trust 2013-				3.50%, 12/20/2034(a),(b)	3,175	161
C14
4.00%, 06/15/2046(a),(c)	1,000	890		3.50%, 05/20/2039	225	230
				3.50%, 05/20/2043(a),(b)	6,022	1,151
WFRBS Commercial Mortgage Trust 2014-C23				3.50%, 10/20/2044(a),(b)	6,828	1,179
4.38%, 10/15/2057(a)	1,000	1,043		4.00%, 04/20/2046(b)	2,881	566
				JP Morgan Mortgage Trust 2013-1
WFRBS Commercial Mortgage Trust 2014-				3.00%, 03/25/2043(c)	1,023	988
LC14
4.34%, 03/15/2047(a)	2,450	2,363		New Residential Mortgage Loan Trust 2014-
		$20,687		1
				5.00%, 01/25/2054(a),(c)	1,744	1,781
Home Equity Asset Backed Securities - 0.45%
ACE Securities Corp Mortgage Loan Trust				New Residential Mortgage Loan Trust 2014-
Series 2007-D1				3
				4.75%, 11/25/2054(a),(c)	1,157	1,204
6.93%, 02/25/2038(c)	1,166	1,143
				New Residential Mortgage Loan Trust 2015-
Mortgage Backed Securities - 19.96%				2
				5.59%, 08/25/2055(a),(c)	1,285	1,326
Citigroup Mortgage Loan Trust 2010-10
3.05%, 02/25/2036(a),(c)	1,400	1,385		Sequoia Mortgage Trust 2013-2
				3.64%, 02/25/2043(a)	830	825
Fannie Mae Grantor Trust 2005-T1
1.33%, 05/25/2035(a)	313	307		Springleaf Mortgage Loan Trust 2013-3
				3.79%, 09/25/2057(a),(c)	1,000	998
Fannie Mae Interest Strip
3.50%, 12/25/2043(b)	2,252	404				$50,331
Fannie Mae REMICS				Other Asset Backed Securities - 0.23%
1.72%, 03/25/2046(a),(b)	7,343	383		Chase Funding Trust Series 2004-1
1.80%, 12/25/2056(a),(b)	9,672	581		1.44%, 12/25/2033(a)	98	92
1.81%, 04/25/2045(a),(b)	8,728	501		CNH Equipment Trust 2016-C
1.82%, 09/25/2055(a),(b)	14,833	948		1.76%, 09/15/2023	500	493
1.83%, 06/25/2045(a),(b)	12,060	630				$585
1.84%, 05/25/2046(a),(b)	11,049	588		TOTAL BONDS		$73,596
1.98%, 08/25/2044(a),(b)	5,856	367		U.S. GOVERNMENT & GOVERNMENT	Principal
2.00%, 02/25/2040(a)	1,168	1,161		AGENCY OBLIGATIONS - 69.38%	Amount (000's) Value (000's)
3.00%, 12/25/2032(a),(b)	5,512	807		Federal Home Loan Mortgage Corporation (FHLMC) - 14.28%
3.00%, 04/25/2042	1,181	1,187		2.00%, 02/01/2028	$1,520	$1,486
3.00%, 01/25/2046(a)	1,026	1,043		2.00%, 03/01/2028	379	371

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
2.50%, 09/01/2027	$537	$544	6.50%, 10/01/2031	$9	$10
2.50%, 02/01/2028	1,066	1,079	6.50%, 10/01/2031	12	14
2.81%, 09/01/2032(a)	19	20	6.50%, 12/01/2031	22	25
3.00%, 02/01/2027	393	403	6.50%, 02/01/2032	20	23
3.00%, 08/01/2042	946	943	6.50%, 05/01/2032	51	59
3.00%, 10/01/2042	1,270	1,266	6.50%, 04/01/2035	9	10
3.00%, 10/01/2042	696	694	7.00%, 09/01/2023	10	10
3.00%, 10/01/2042	1,349	1,347	7.00%, 12/01/2023	4	4
3.00%, 05/01/2043	1,657	1,651	7.00%, 01/01/2024	5	5
3.00%, 10/01/2046(a)	975	972	7.00%, 09/01/2027	6	6
3.00%, 01/01/2047	1,270	1,266	7.00%, 01/01/2028	52	58
3.50%, 02/01/2032	1,642	1,713	7.00%, 04/01/2028	24	27
3.50%, 04/01/2042	2,120	2,177	7.00%, 05/01/2028	4	4
3.50%, 05/01/2042	756	777	7.00%, 10/01/2031	9	10
3.50%, 07/01/2042	2,721	2,795	7.00%, 10/01/2031	15	16
3.50%, 09/01/2042	1,202	1,235	7.00%, 04/01/2032	75	85
3.50%, 10/01/2042	771	793	7.50%, 10/01/2030	14	16
3.50%, 02/01/2044	1,171	1,201	7.50%, 02/01/2031	10	12
3.50%, 08/01/2045	1,193	1,231	7.50%, 02/01/2031	4	4
3.50%, 07/01/2046	944	972	7.50%, 02/01/2031	5	5
4.00%, 12/01/2040	487	515	8.00%, 10/01/2030	24	28
4.00%, 07/01/2042	1,020	1,084	8.00%, 12/01/2030	2	2
4.00%, 01/01/2043	1,458	1,538	8.50%, 07/01/2029	31	34
4.00%, 06/01/2043	1,666	1,762			$36,003
4.00%, 10/01/2045	1,715	1,817	Federal National Mortgage Association (FNMA) - 37.72%
4.50%, 11/01/2043	1,340	1,460	2.00%, 10/01/2027	530	527
5.00%, 10/01/2025	203	221	2.00%, 10/01/2027	1,376	1,369
5.00%, 02/01/2033	239	262	2.50%, 05/01/2027	1,398	1,415
5.00%, 06/01/2033	260	288	2.50%, 06/01/2027	1,716	1,737
5.00%, 07/01/2035	42	47	2.50%, 05/01/2028	840	850
5.00%, 07/01/2035	17	19	2.50%, 07/01/2028	650	649
5.00%, 07/01/2035	154	169	2.50%, 08/01/2028	1,194	1,207
5.00%, 10/01/2035	74	82	2.50%, 12/01/2031	1,176	1,178
5.50%, 04/01/2018	6	7	2.62%, 07/01/2034(a)	62	66
5.50%, 03/01/2024	14	15	3.00%, 05/01/2028	1,023	1,051
5.50%, 03/01/2033	173	194	3.00%, 05/01/2029	1,304	1,342
5.50%, 04/01/2038	16	18	3.00%, 08/01/2031	2,367	2,434
5.50%, 05/01/2038	60	67	3.00%, 10/01/2042	2,015	2,009
6.00%, 05/01/2017	1	1	3.00%, 11/01/2042	2,137	2,131
6.00%, 12/01/2023	5	6	3.00%, 11/01/2042	735	726
6.00%, 05/01/2031	17	19	3.00%, 12/01/2042	1,880	1,874
6.00%, 12/01/2031	20	23	3.00%, 01/01/2043	940	937
6.00%, 09/01/2032	25	28	3.00%, 02/01/2043	1,338	1,334
6.00%, 11/01/2033	69	78	3.00%, 04/01/2043	1,227	1,212
6.00%, 11/01/2033	39	44	3.00%, 06/01/2043	2,444	2,436
6.00%, 09/01/2034	80	91	3.00%, 08/01/2043	1,757	1,752
6.00%, 02/01/2035	84	96	3.00%, 09/01/2046	1,934	1,928
6.00%, 10/01/2036(a)	73	84	3.00%, 10/01/2046	1,279	1,273
6.00%, 03/01/2037	59	67	3.00%, 12/01/2046	1,676	1,666
6.00%, 01/01/2038	132	152	3.00%, 12/01/2046	989	985
6.00%, 01/01/2038(a)	36	41	3.00%, 01/01/2047	1,173	1,169
6.00%, 04/01/2038	73	84	3.09%, 12/01/2033(a)	160	169
6.50%, 06/01/2017	1	1	3.13%, 12/01/2032(a)	45	47
6.50%, 06/01/2018	2	2	3.50%, 08/01/2031	1,238	1,302
6.50%, 08/01/2021	3	3	3.50%, 02/01/2042	1,521	1,571
6.50%, 12/01/2021	21	23	3.50%, 09/01/2042	2,459	2,529
6.50%, 04/01/2022	24	26	3.50%, 11/01/2042	1,754	1,804
6.50%, 05/01/2022	12	12	3.50%, 12/01/2042	1,939	1,998
6.50%, 05/01/2023	16	17	3.50%, 02/01/2043	680	703
6.50%, 04/01/2024	5	5	3.50%, 10/01/2044	817	843
6.50%, 04/01/2026	4	4	3.50%, 11/01/2044	806	832
6.50%, 05/01/2026	5	5	3.50%, 03/01/2045	1,855	1,906
6.50%, 05/01/2026	2	2	3.50%, 03/01/2045	828	853
6.50%, 12/01/2027	6	7	3.50%, 06/01/2045	1,406	1,451
6.50%, 01/01/2028	6	7	3.50%, 09/01/2045	1,224	1,258
6.50%, 03/01/2028	4	4	3.50%, 10/01/2045	894	923
6.50%, 09/01/2028	1	2	3.50%, 11/01/2045	917	945
6.50%, 10/01/2028	25	28	3.50%, 01/01/2046	908	937
6.50%, 11/01/2028	5	6	3.50%, 04/01/2046	1,400	1,445
6.50%, 12/01/2028	13	14	4.00%, 01/01/2034	785	831
6.50%, 03/01/2029	5	6	4.00%, 11/01/2040	760	799
6.50%, 07/01/2031	37	41	4.00%, 12/01/2040	741	786
6.50%, 08/01/2031	6	6	4.00%, 02/01/2041	1,946	2,064

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 02/01/2042	$1,198	$1,270		6.50%, 07/01/2028	$11	$12
4.00%, 04/01/2042	828	871		6.50%, 09/01/2028	19	21
4.00%, 08/01/2043	667	709		6.50%, 02/01/2029	4	4
4.00%, 10/01/2043	619	656		6.50%, 03/01/2029	10	11
4.00%, 10/01/2043	581	613		6.50%, 04/01/2029	5	5
4.00%, 04/01/2044	433	460		6.50%, 06/01/2031	10	11
4.00%, 08/01/2044	757	805		6.50%, 06/01/2031	11	12
4.00%, 10/01/2044	2,303	2,434		6.50%, 01/01/2032	4	4
4.00%, 11/01/2044	705	750		6.50%, 04/01/2032	46	51
4.00%, 02/01/2045	1,234	1,311		6.50%, 08/01/2032	19	22
4.00%, 09/01/2045	2,512	2,670		6.50%, 11/01/2032	27	30
4.50%, 12/01/2019	16	17		6.50%, 02/01/2033	31	34
4.50%, 01/01/2020	83	85		6.50%, 12/01/2036	50	56
4.50%, 08/01/2039	629	685		6.50%, 07/01/2037	48	54
4.50%, 03/01/2042	625	678		6.50%, 07/01/2037	33	37
4.50%, 09/01/2043	1,052	1,146		6.50%, 02/01/2038	42	49
4.50%, 09/01/2043	2,496	2,722		7.00%, 11/01/2027	3	3
4.50%, 10/01/2043	1,270	1,385		7.00%, 08/01/2028	24	28
4.50%, 11/01/2043	1,463	1,594		7.00%, 12/01/2028	19	22
4.50%, 09/01/2044	749	815		7.00%, 10/01/2029	22	26
4.50%, 12/01/2044	587	638		7.00%, 05/01/2031	5	5
4.50%, 09/01/2045	1,105	1,200		7.00%, 11/01/2031	36	40
5.00%, 01/01/2018	20	20		7.50%, 04/01/2022	1	1
5.00%, 11/01/2018	24	24		7.50%, 11/01/2029	14	15
5.00%, 05/01/2033	1,771	1,976		8.00%, 05/01/2027	12	13
5.00%, 04/01/2035	170	189		8.00%, 09/01/2027	8	8
5.00%, 04/01/2035	139	154		8.00%, 06/01/2030	3	3
5.00%, 07/01/2035	8	9		8.50%, 10/01/2027	31	31
5.00%, 02/01/2038	484	540		9.00%, 09/01/2030	9	10
5.00%, 02/01/2040	1,948	2,174				$95,108
5.00%, 07/01/2041	1,536	1,716		Government National Mortgage Association (GNMA) - 7.62%
5.50%, 08/01/2017	5	5		3.00%, 04/15/2027	771	799
5.50%, 12/01/2017	3	3		3.00%, 11/15/2042	1,345	1,359
5.50%, 01/01/2018	1	1		3.00%, 12/15/2042	2,438	2,468
5.50%, 07/01/2019	18	19		3.00%, 02/15/2043	2,026	2,051
5.50%, 08/01/2019	5	5		3.50%, 01/15/2043	1,603	1,671
5.50%, 08/01/2019	5	5		3.50%, 05/15/2043	1,897	1,977
5.50%, 08/01/2019	3	3		3.50%, 06/20/2043	1,057	1,104
5.50%, 08/01/2019	6	6		3.50%, 04/20/2045	1,161	1,207
5.50%, 08/01/2019	49	50		3.50%, 09/20/2045	1,564	1,627
5.50%, 08/01/2019	9	9		3.50%, 06/20/2046	145	151
5.50%, 09/01/2019	27	28		4.00%, 08/15/2041	1,350	1,441
5.50%, 10/01/2019	11	11		4.50%, 07/15/2040	900	968
5.50%, 05/01/2024	14	15		5.00%, 09/15/2033	8	8
5.50%, 05/01/2033	26	27		5.00%, 02/15/2034	452	499
5.50%, 06/01/2033	90	101		5.00%, 09/15/2039	60	67
5.50%, 06/01/2033	112	125		5.50%, 07/20/2033	205	230
5.50%, 09/01/2033	431	487		5.50%, 11/15/2033	45	51
5.50%, 02/01/2037	9	10		5.50%, 03/20/2034	217	249
5.50%, 03/01/2038	235	264		5.50%, 05/20/2035	187	210
5.50%, 03/01/2038	172	194		5.50%, 01/15/2039	55	62
5.50%, 08/01/2038	130	147		5.50%, 03/15/2039	137	153
6.00%, 08/01/2017	5	5		6.00%, 04/20/2026	7	8
6.00%, 06/01/2022	24	28		6.00%, 05/20/2026	4	5
6.00%, 11/01/2028	15	16		6.00%, 03/20/2028	4	4
6.00%, 12/01/2031	14	16		6.00%, 06/20/2028	20	23
6.00%, 01/01/2033	88	100		6.00%, 07/20/2028	12	14
6.00%, 02/01/2034	24	27		6.00%, 02/20/2029	12	13
6.00%, 05/01/2037	175	191		6.00%, 03/20/2029	23	27
6.00%, 07/01/2037	214	243		6.00%, 07/20/2029	24	27
6.00%, 11/01/2037	11	12		6.00%, 07/20/2033	167	193
6.00%, 12/01/2037	9	10		6.50%, 12/20/2025	12	13
6.00%, 03/01/2038	89	102		6.50%, 01/20/2026	8	8
6.00%, 08/01/2038	470	535		6.50%, 02/20/2026	11	12
6.50%, 11/01/2023	23	26		6.50%, 03/20/2031	14	17
6.50%, 05/01/2024	12	14		6.50%, 04/20/2031	16	19
6.50%, 09/01/2024	16	18		7.00%, 01/15/2028	4	4
6.50%, 07/01/2025	12	14		7.00%, 01/15/2028	1	2
6.50%, 08/01/2025	31	34		7.00%, 01/15/2028	1	1
6.50%, 02/01/2026	6	7		7.00%, 01/15/2028	1	1
6.50%, 03/01/2026	2	2		7.00%, 01/15/2028	7	8
6.50%, 05/01/2026	4	4		7.00%, 03/15/2028	100	109
6.50%, 06/01/2026	2	2		7.00%, 05/15/2028	37	40

See accompanying notes.

		Schedule of Investments
	Government & High Quality Bond Account
		March 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)
7.00%, 01/15/2029	$16	$17
7.00%, 03/15/2029	4	4
7.00%, 05/15/2031	11	13
7.00%, 06/20/2031	11	13
7.00%, 09/15/2031	35	40
7.00%, 06/15/2032	169	190
7.50%, 01/15/2023	1	1
7.50%, 02/15/2023	1	1
7.50%, 02/15/2023	2	2
7.50%, 04/15/2023	11	12
7.50%, 09/15/2023	2	2
7.50%, 09/15/2023	3	4
7.50%, 10/15/2023	6	6
7.50%, 11/15/2023	6	6
8.00%, 07/15/2026	2	2
8.00%, 08/15/2026	3	3
8.00%, 01/15/2027	1	1
8.00%, 02/15/2027	1	1
		$19,218
U.S. Treasury - 9.76%
1.00%, 02/15/2018	4,900	4,898
2.25%, 11/30/2017	3,250	3,277
3.13%, 05/15/2021	5,000	5,260
4.25%, 11/15/2040	2,550	3,112
5.25%, 11/15/2028	2,800	3,578
6.25%, 08/15/2023	3,600	4,486
		$24,611
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$174,940
Total Investments		$251,840
Other Assets and Liabilities - 0.12%		$291
TOTAL NET ASSETS - 100.00%		$252,131

(a)	Variable Rate. Rate shown is in effect at March 31, 2017.
(b)	Security is an Interest Only Strip
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $12,798 or 5.08% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	87.79%
Government	9.76%
Investment Companies	1.31%
Asset Backed Securities	1.02%
Other Assets and Liabilities	0.12%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Income Account
March 31, 2017 (unaudited)

COMMON STOCKS - 1.81%	Shares Held	Value(000	's)		Principal
Oil & Gas - 0.49%				BONDS (continued)	Amount (000's) Value (000's)
Linn Energy Inc (a)	17,687	$513		Beverages (continued)
W&T Offshore Inc (a)	212,750	589		Anheuser-Busch InBev Worldwide
		$1,102		Inc (continued)
Transportation - 1.32%				7.75%, 01/15/2019	$1,000	$1,100
Trailer Bridge Inc (a),(b),(c),(d)	25,472	2,996				$2,876
				Biotechnology - 2.08%
TOTAL COMMON STOCKS		$4,098		Amgen Inc
INVESTMENT COMPANIES - 1.78%	Shares Held	Value(000	's)	3.63%, 05/15/2022	500	520
Money Market Funds - 1.78%				3.88%, 11/15/2021	2,000	2,105
BlackRock Liquidity Funds FedFund Portfolio	4,021,948	4,022		Gilead Sciences Inc
				3.65%, 03/01/2026	1,000	1,009
TOTAL INVESTMENT COMPANIES		$4,022		4.40%, 12/01/2021	1,000	1,073
	Principal					$4,707
BONDS- 61.82%	Amount (000's)	Value(000	's)	Chemicals - 0.78%
Aerospace & Defense - 0.48%				Airgas Inc
Boeing Co/The				1.65%, 02/15/2018	1,000	1,001
8.75%, 08/15/2021	$850	$1,072		Westlake Chemical Corp
				3.60%, 08/15/2026(f)	250	245
				4.63%, 02/15/2021(f)	500	519
Apparel - 0.20%
Under Armour Inc						$1,765
3.25%, 06/15/2026	500	457		Commercial Services - 1.01%
				ERAC USA Finance LLC
Automobile Floor Plan Asset Backed Securities - 1.55%				6.38%, 10/15/2017(f)	1,000	1,024
BMW Floorplan Master Owner Trust				7.00%, 10/15/2037(f)	1,000	1,264
1.41%, 07/15/2020(e),(f)	1,500	1,503				$2,288
Volkswagen Credit Auto Master Trust				Computers - 0.76%
1.33%, 07/22/2019(e),(f)	2,000	2,000		Apple Inc
		$3,503		2.40%, 05/03/2023	1,750	1,721
Automobile Manufacturers - 0.91%
American Honda Finance Corp				Credit Card Asset Backed Securities - 0.22%
1.33%, 11/19/2018(e)	1,000	1,003		Cabela's Credit Card Master Note Trust
Ford Motor Credit Co LLC				1.58%, 07/17/2023(e)	500	505
4.39%, 01/08/2026	500	511
General Motors Co				Diversified Financial Services - 1.22%
4.88%, 10/02/2023	500	533		GE Capital International Funding Co
		$2,047		Unlimited Co
Banks- 8.92%				2.34%, 11/15/2020	413	415
Bank of America Corp				Jefferies Group LLC
8.00%, 12/31/2049(e),(g)	1,000	1,030		6.25%, 01/15/2036	1,425	1,498
8.13%, 12/29/2049(e),(g)	1,000	1,043		8.50%, 07/15/2019	750	849
Bank of New York Mellon Corp/The						$2,762
2.80%, 05/04/2026	500	484		Electric - 6.69%
Citigroup Inc				Entergy Louisiana LLC
3.88%, 03/26/2025	1,000	994		3.25%, 04/01/2028	500	494
4.50%, 01/14/2022	1,000	1,070		Entergy Texas Inc
Goldman Sachs Group Inc/The				2.55%, 06/01/2021	500	494
5.38%, 03/15/2020	2,000	2,168		Exelon Generation Co LLC
ING Bank NV				6.20%, 10/01/2017	1,000	1,022
5.00%, 06/09/2021(f)	1,000	1,093		GenOn Americas Generation LLC
JPMorgan Chase & Co				8.50%, 10/01/2021	1,250	1,162
3.63%, 05/13/2024	1,000	1,023		GenOn Energy Inc
7.90%, 04/29/2049(e),(g)	1,000	1,036		9.88%, 10/15/2020	750	489
Morgan Stanley				LG&E & KU Energy LLC
5.50%, 07/28/2021	1,000	1,109		4.38%, 10/01/2021	1,000	1,056
6.25%, 08/09/2026	850	1,011		Metropolitan Edison Co
PNC Financial Services Group Inc/The				3.50%, 03/15/2023(f)	1,000	1,015
6.75%, 07/29/2049(e),(g)	2,000	2,236		Oncor Electric Delivery Co LLC
SunTrust Bank/Atlanta GA				7.00%, 09/01/2022	2,000	2,413
2.75%, 05/01/2023	1,000	988		PacifiCorp
SunTrust Banks Inc				5.25%, 06/15/2035	850	982
2.70%, 01/27/2022	500	498		6.25%, 10/15/2037	500	647
US Bancorp				Solar Star Funding LLC
1.65%, 05/15/2017	2,000	2,000		5.38%, 06/30/2035(f)	1,466	1,549
3.60%, 09/11/2024	250	257		Southwestern Electric Power Co
Wells Fargo & Co				3.55%, 02/15/2022	1,000	1,027
7.98%, 12/31/2049(e),(g)	2,000	2,090		TransAlta Corp
		$20,130		4.50%, 11/15/2022	1,750	1,752
Beverages - 1.27%				Tucson Electric Power Co
Anheuser-Busch InBev Finance Inc				3.85%, 03/15/2023	1,000	1,009
3.65%, 02/01/2026	500	506				$15,111
4.70%, 02/01/2036	500	529		Electronics - 0.58%
Anheuser-Busch InBev Worldwide Inc				Corning Inc
2.50%, 07/15/2022	750	741		4.75%, 03/15/2042	750	755

See accompanying notes.

Schedule of Investments
Income Account
March 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electronics (continued)			Oil & Gas (continued)
Corning Inc (continued)			BP Capital Markets PLC
6.63%, 05/15/2019	$500	$546	3.25%, 05/06/2022	$1,000	$1,022
		$1,301	Nabors Industries Inc
Entertainment - 0.12%			5.00%, 09/15/2020	1,000	1,034
Greektown Holdings LLC/Greektown			5.50%, 01/15/2023(f)	250	255
Mothership Corp			Petro-Canada
8.88%, 03/15/2019(f)	250	262	9.25%, 10/15/2021	1,075	1,354
			Phillips 66
Environmental Control - 0.68%			4.30%, 04/01/2022	1,000	1,060
Advanced Disposal Services Inc			Rowan Cos Inc
5.63%, 11/15/2024(f)	500	505	4.88%, 06/01/2022	750	716
Republic Services Inc			W&T Offshore Inc
3.55%, 06/01/2022	1,000	1,037	8.50%, 06/15/2021(f)	514	390
		$1,542	9.00%, 05/15/2020(f)	573	490
Food- 0.23%			Whiting Petroleum Corp
Kraft Heinz Foods Co			5.75%, 03/15/2021	1,250	1,238
3.95%, 07/15/2025	500	508	XTO Energy Inc
			6.75%, 08/01/2037	1,000	1,375
Healthcare - Services - 1.73%					$9,993
HCA Inc			Oil & Gas Services - 2.34%
7.50%, 11/06/2033	250	274	Archrock Partners LP / Archrock Partners
HealthSouth Corp			Finance Corp
5.75%, 11/01/2024	500	504	6.00%, 04/01/2021	2,000	1,985
Roche Holdings Inc			Schlumberger Holdings Corp
1.49%, 09/30/2019(e),(f)	1,000	1,004	3.63%, 12/21/2022(f)	500	519
Surgery Center Holdings Inc			4.00%, 12/21/2025(f)	500	521
8.88%, 04/15/2021(f)	2,000	2,115	Weatherford International Ltd
		$3,897	4.50%, 04/15/2022	250	239
Housewares - 0.23%			5.13%, 09/15/2020	2,000	2,015
Newell Brands Inc					$5,279
4.20%, 04/01/2026	500	520	Other Asset Backed Securities - 0.92%
			Drug Royalty II LP 2
Insurance - 2.98%			3.48%, 07/15/2023(e),(f)	1,082	1,072
Fidelity National Financial Inc			PFS Financing Corp
6.60%, 05/15/2017	2,500	2,513	1.53%, 04/15/2020(e),(f)	1,000	1,000
First American Financial Corp					$2,072
4.30%, 02/01/2023	2,000	2,029	Packaging & Containers - 0.48%
Prudential Financial Inc			Sealed Air Corp
7.38%, 06/15/2019	1,000	1,115	6.88%, 07/15/2033(f)	1,000	1,088
8.88%, 06/15/2068(e)	1,000	1,075
		$6,732	Pharmaceuticals - 1.22%
Iron & Steel - 1.10%			AbbVie Inc
Allegheny Technologies Inc			2.90%, 11/06/2022	1,000	996
5.95%, 01/15/2021	2,000	1,970	Actavis Funding SCS
7.88%, 08/15/2023(e)	500	512	3.80%, 03/15/2025	1,000	1,009
		$2,482	4.55%, 03/15/2035	750	752
Leisure Products & Services - 0.78%					$2,757
Carnival Corp			Pipelines - 3.72%
7.20%, 10/01/2023	1,475	1,769	ANR Pipeline Co
			9.63%, 11/01/2021	1,000	1,288
Lodging - 0.36%			Buckeye Partners LP
Boyd Gaming Corp			3.95%, 12/01/2026	500	490
6.88%, 05/15/2023	750	808	4.35%, 10/15/2024	500	508
			Columbia Pipeline Group Inc
Media- 2.83%			4.50%, 06/01/2025	1,000	1,048
21st Century Fox America Inc			El Paso Natural Gas Co LLC
6.40%, 12/15/2035	1,000	1,213	7.50%, 11/15/2026	2,100	2,552
Comcast Corp			Express Pipeline LLC
6.45%, 03/15/2037	2,000	2,547	7.39%, 12/31/2019(f)	112	116
Historic TW Inc			Plains All American Pipeline LP / PAA
9.15%, 02/01/2023	250	321	Finance Corp
Time Warner Cable LLC			4.50%, 12/15/2026	500	510
6.55%, 05/01/2037	1,500	1,720	Southeast Supply Header LLC
6.75%, 06/15/2039	500	578	4.25%, 06/15/2024(f)	750	754
		$6,379	Southern Natural Gas Co LLC
Miscellaneous Manufacturers - 0.07%			8.00%, 03/01/2032	850	1,134
General Electric Co					$8,400
5.30%, 02/11/2021	144	159	REITS- 7.46%
			Alexandria Real Estate Equities Inc
Oil & Gas - 4.43%			4.30%, 01/15/2026	1,000	1,026
BG Energy Capital PLC			4.60%, 04/01/2022	1,250	1,328
4.00%, 10/15/2021(f)	1,000	1,059

See accompanying notes.

Schedule of Investments
Income Account
March 31, 2017 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
REITS (continued)				Federal Home Loan Mortgage Corporation (FHLMC) (continued)
CubeSmart LP				4.00%, 02/01/2046	$888	$932
4.80%, 07/15/2022	$2,000	$2,138		4.00%, 06/01/2046	989	1,040
HCP Inc				4.50%, 05/01/2039	447	480
3.75%, 02/01/2019	1,000	1,025		4.50%, 06/01/2039	254	273
Hospitality Properties Trust				4.50%, 07/01/2039	947	1,023
4.65%, 03/15/2024	750	764		4.50%, 12/01/2040	517	556
4.95%, 02/15/2027	1,000	1,027		4.50%, 10/01/2041	556	597
5.00%, 08/15/2022	750	799		5.00%, 08/01/2019	71	73
Kimco Realty Corp				5.00%, 08/01/2035	610	657
6.88%, 10/01/2019	2,000	2,228		5.50%, 11/01/2017	6	6
Omega Healthcare Investors Inc				5.50%, 01/01/2018	4	4
5.25%, 01/15/2026	500	522		5.50%, 05/01/2031	38	43
Physicians Realty LP				5.50%, 06/01/2035	50	56
4.30%, 03/15/2027	1,000	1,001		6.00%, 03/01/2031	11	13
Ventas Realty LP / Ventas Capital Corp				6.00%, 05/01/2032	28	32
3.25%, 08/15/2022	1,750	1,761		6.50%, 06/01/2029	12	13
Welltower Inc				6.50%, 08/01/2029	20	22
6.13%, 04/15/2020	1,000	1,106		7.00%, 01/01/2032	5	5
Weyerhaeuser Co				9.00%, 01/01/2025	3	3
4.70%, 03/15/2021	2,000	2,124				$12,107
		$16,849		Federal National Mortgage Association (FNMA) - 13.75%
Savings & Loans - 0.26%				3.00%, 03/01/2042	1,221	1,217
First Niagara Financial Group Inc				3.00%, 03/01/2042	1,121	1,118
7.25%, 12/15/2021	500	589		3.00%, 05/01/2042	627	625
				3.00%, 06/01/2042	577	575
Software - 0.88%				3.00%, 06/01/2042	1,158	1,155
Oracle Corp				3.50%, 12/01/2040	931	958
2.50%, 05/15/2022	1,000	997		3.50%, 12/01/2041	318	327
2.95%, 05/15/2025	1,000	987		3.50%, 03/01/2042	541	556
		$1,984		3.50%, 04/01/2042	1,011	1,039
Telecommunications - 1.44%				3.50%, 02/01/2043	688	707
Qwest Corp				3.50%, 06/01/2043	1,076	1,106
6.75%, 12/01/2021	2,000	2,192		3.50%, 03/01/2045	830	853
Sprint Corp				3.50%, 05/01/2046	930	952
7.88%, 09/15/2023	250	277		4.00%, 03/01/2039	670	705
Sprint Spectrum Co LLC / Sprint Spectrum Co				4.00%, 08/01/2040	548	577
II LLC / Sprint Spectrum Co III LLC				4.00%, 09/01/2040	1,288	1,362
3.36%, 03/20/2023(f)	250	249		4.00%, 11/01/2040	670	705
T-Mobile USA Inc				4.00%, 10/01/2041	677	713
6.38%, 03/01/2025	500	539		4.00%, 10/01/2041	499	525
		$3,257		4.00%, 11/01/2041	769	810
Transportation - 0.00%				4.00%, 04/01/2042	475	500
Trailer Bridge Inc				4.00%, 11/01/2043	1,625	1,718
0.00%, 11/15/2017(a),(b),(d)	2,000	—		4.00%, 11/01/2043	597	629
				4.00%, 01/01/2044	1,353	1,426
Trucking & Leasing - 0.89%				4.00%, 02/01/2044	1,873	1,980
Penske Truck Leasing Co Lp / PTL Finance				4.00%, 09/01/2044	590	619
Corp				4.00%, 08/01/2046	1,434	1,511
3.75%, 05/11/2017(f)	2,000	2,005		4.50%, 08/01/2039	274	296
				4.50%, 08/01/2040	873	940
TOTAL BONDS		$139,576		4.50%, 10/01/2040	833	896
SENIOR FLOATING RATE INTERESTS -	Principal			4.50%, 12/01/2040	521	562
0.49%	Amount (000's)	Value (000's)		4.50%, 08/01/2041	566	608
Software - 0.33%				4.50%, 05/01/2044	856	917
LANDesk Software Group Inc, Term Loan				4.50%, 06/01/2046	880	946
10.00%, 01/19/2025(e)	$750	$742		5.00%, 01/01/2018	10	10
				5.00%, 08/01/2035	274	300
Transportation - 0.16%				5.50%, 03/01/2033	23	25
Trailer Bridge Inc, Term Loan				5.50%, 06/01/2033	164	184
12.00%, 11/25/2020(b),(c),(d),(e)	363	357		5.50%, 02/01/2035	270	303
				6.00%, 04/01/2032	24	27
TOTAL SENIOR FLOATING RATE INTERESTS		$1,099		6.50%, 05/01/2031	2	3
				6.50%, 04/01/2032	52	59
U.S. GOVERNMENT & GOVERNMENT	Principal			7.00%, 01/01/2030	2	2
AGENCY OBLIGATIONS - 33.23%	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) - 5.36%						$31,046
3.00%, 10/01/2042	$696	$694		Government National Mortgage Association (GNMA) - 0.03%
3.00%, 11/01/2042	690	688		7.00%, 06/20/2031	41	48
3.50%, 10/01/2041	700	720		9.00%, 02/15/2025	3	3
3.50%, 04/01/2042	902	927				$51
3.50%, 04/01/2042	1,673	1,719		U.S. Treasury - 14.09%
3.50%, 04/01/2045	873	896		0.75%, 10/31/2017	1,000	999
4.00%, 02/01/2045	605	635		1.38%, 11/30/2018	1,000	1,003

See accompanying notes.

		Schedule of Investments
		Income Account
		March 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
U.S. Treasury (continued)
1.50%, 08/15/2026	$2,000	$1,851
1.63%, 11/15/2022	2,000	1,954
1.75%, 05/15/2022	2,000	1,979
2.00%, 11/15/2021	1,000	1,005
2.00%, 11/15/2026	1,000	966
2.38%, 05/31/2018	1,000	1,014
2.50%, 05/15/2024	1,000	1,018
2.63%, 11/15/2020	2,000	2,065
2.75%, 02/15/2019	1,000	1,028
2.75%, 02/15/2024	1,000	1,035
2.88%, 05/15/2043	1,000	974
2.88%, 08/15/2045	1,000	970
3.00%, 11/15/2044	1,000	995
3.13%, 05/15/2019	2,000	2,076
3.13%, 05/15/2021	1,000	1,052
3.13%, 08/15/2044	1,000	1,019
3.38%, 05/15/2044	1,000	1,067
3.50%, 02/15/2039	1,000	1,100
3.63%, 02/15/2020	2,000	2,121
3.63%, 02/15/2044	1,000	1,114
3.75%, 08/15/2041	1,000	1,134
3.75%, 11/15/2043	2,000	2,276
		$31,815
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$75,019
Total Investments		$223,814
Other Assets and Liabilities - 0.87%		$1,971
TOTAL NET ASSETS - 100.00%		$225,785

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $3,353 or 1.49% of net assets.
(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $3,353 or 1.49% of net assets.
(e)	Variable Rate. Rate shown is in effect at March 31, 2017.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $23,616 or 10.46% of net assets.
(g)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.

Portfolio Summary (unaudited)

Sector	Percent
Financial	20.84%
Mortgage Securities	19.14%
Government	14.09%
Energy	10.98%
Consumer, Non-cyclical	7.54%
Utilities	6.69%
Industrial	4.66%
Communications	4.27%
Asset Backed Securities	2.69%
Consumer, Cyclical	2.60%
Technology	1.97%
Basic Materials	1.88%
Investment Companies	1.78%
Other Assets and Liabilities	0.87%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Income Account
March 31, 2017 (unaudited)

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Trailer Bridge Inc	05/07/2012-12/22/2016	$2,764	$2,996	1.33%
Trailer Bridge Inc, Term Loan	03/30/2012-01/24/2017	363	357	0.16%
Total				1.49%
Amounts in thousands

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
March 31, 2017 (unaudited)

COMMON STOCKS - 94.48%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.26%			Engineering & Construction (continued)
Smiles SA	12,400	$251	Promotora y Operadora de Infraestructura	60,398	$652
			SAB de CV
Agriculture - 1.18%					$969
Gudang Garam Tbk PT	60,100	295	Food - 3.32%
KT&G Corp	9,479	827	Cencosud SA	162,551	499
		$1,122	Charoen Pokphand Foods PCL	820,800	663
Automobile Manufacturers - 2.28%			Gruma SAB de CV	47,720	674
Guangzhou Automobile Group Co Ltd	196,000	314	JBS SA	177,300	581
Maruti Suzuki India Ltd	19,917	1,845	X5 Retail Group NV (b)	21,684	730
		$2,159			$3,147
Automobile Parts & Equipment - 2.77%			Forest Products & Paper - 0.72%
Hankook Tire Co Ltd	18,572	906	Sappi Ltd	101,357	687
Mando Corp	2,216	514
Tong Yang Industry Co Ltd	283,000	492	Gas - 0.41%
Xinyi Glass Holdings Ltd	814,000	717	Indraprastha Gas Ltd	24,664	386
		$2,629
Banks - 15.61%			Holding Companies - Diversified - 0.68%
Agricultural Bank of China Ltd	1,287,000	594	Itausa - Investimentos Itau SA - Rights (a),(b)	8,740	10
Banco do Brasil SA	134,800	1,452	Siam Cement PCL/The	40,550	637
Bank Negara Indonesia Persero Tbk PT	956,800	465			$647
Bank of China Ltd	3,321,000	1,651	Home Builders - 0.54%
Barclays Africa Group Ltd	49,488	515	MRV Engenharia e Participacoes SA	111,600	514
China Construction Bank Corp	3,023,902	2,436
CIMB Group Holdings Bhd	313,200	394	Insurance - 1.71%
Credicorp Ltd	2,447	400	Ping An Insurance Group Co of China Ltd	288,500	1,617
Grupo Financiero Banorte SAB de CV	108,100	622
ICICI Bank Ltd ADR	118,609	1,020	Internet - 10.47%
Nedbank Group Ltd	56,729	1,019	Alibaba Group Holding Ltd ADR(b)	33,466	3,609
OTP Bank PLC	23,092	645	Autohome Inc ADR(b)	13,915	442
Sberbank of Russia PJSC ADR	136,235	1,575	NAVER Corp	1,262	965
Woori Bank	66,753	775	Tencent Holdings Ltd	149,800	4,316
Yes Bank Ltd	51,409	1,225	Weibo Corp ADR(b)	11,176	583
		$14,788			$9,915
Chemicals - 2.33%			Iron & Steel - 2.13%
Kingboard Chemical Holdings Ltd	147,500	545	Kumba Iron Ore Ltd (b)	16,877	255
LG Chem Ltd	2,541	668	POSCO	5,430	1,410
PTT Global Chemical PCL (a)	233,500	498	Severstal PJSC	24,213	349
Sinopec Shanghai Petrochemical Co Ltd	902,000	500			$2,014
		$2,211	Lodging - 0.60%
Coal - 1.85%			Galaxy Entertainment Group Ltd	104,000	570
Adaro Energy Tbk PT	3,009,400	395
China Shenhua Energy Co Ltd	288,000	670	Machinery - Construction & Mining - 0.30%
Exxaro Resources Ltd	33,798	297	United Tractors Tbk PT	140,600	280
Yanzhou Coal Mining Co Ltd	508,000	395
		$1,757	Media - 2.21%
Commercial Services - 2.94%			Naspers Ltd	12,146	2,093
CCR SA	83,400	481
Kroton Educacional SA	140,500	595	Mining - 2.18%
New Oriental Education & Technology Group	9,721	587	Aluminum Corp of China Ltd (b)	1,046,000	512
Inc ADR(b)			Grupo Mexico SAB de CV	144,600	434
Qualicorp SA	82,900	526	Hindalco Industries Ltd	176,590	530
TAL Education Group ADR(b)	5,574	594	Vedanta Ltd	139,282	590
		$2,783			$2,066
Diversified Financial Services - 5.44%			Miscellaneous Manufacturers - 1.00%
Fubon Financial Holding Co Ltd	424,000	692	Largan Precision Co Ltd	6,000	945
Hana Financial Group Inc	24,131	796
Indiabulls Housing Finance Ltd	54,325	835	Oil & Gas - 6.80%
KB Financial Group Inc	21,501	942	China Petroleum & Chemical Corp	2,152,400	1,752
Manappuram Finance Ltd	314,987	476	Indian Oil Corp Ltd	155,438	927
Mega Financial Holding Co Ltd	1,496,731	1,208	LUKOIL PJSC ADR	36,638	1,942
Shinhan Financial Group Co Ltd	4,923	205	MOL Hungarian Oil & Gas PLC	3,324	228
			PTT PCL (a)	84,100	947
		$5,154
Electric - 1.07%			SK Innovation Co Ltd	4,350	648
Enel Americas SA	2,583,313	536			$6,444
Tenaga Nasional BHD	153,200	475	Pipelines - 0.44%
		$1,011	Petronet LNG Ltd	66,701	414
Electronics - 2.35%
Hon Hai Precision Industry Co Ltd	632,000	1,895	REITS - 0.37%
Merry Electronics Co Ltd	61,000	328	Macquarie Mexico Real Estate Management	313,700	352
			SA de CV (b)
		$2,223

Engineering & Construction - 1.02%			Retail - 0.52%
Daelim Industrial Co Ltd	4,385	317	Magazine Luiza SA (b)	2,600	148

See accompanying notes.

     Schedule of Investments International Emerging Markets Account March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
Retail (continued)				Country	Percent
Wal-Mart de Mexico SAB de CV	150,049	$346		China	23.87%
		$494		Korea, Republic Of	18.98%
Semiconductors - 13.61%				Taiwan, Province Of China	11.42%
Powertech Technology Inc	235,000	684		Brazil	10.16%
Samsung Electronics Co Ltd	3,401	6,259		India	8.71%
SK Hynix Inc	30,589	1,382		South Africa	5.13%
Taiwan Semiconductor Manufacturing Co Ltd	728,164	4,566		Russian Federation	4.85%
		$12,891		Hong Kong	3.52%
Software - 1.29%				Mexico	3.26%
NetEase Inc ADR	4,289	1,218		Indonesia	3.04%
				Thailand	2.90%
Telecommunications - 5.43%				Chile	1.10%
China Mobile Ltd	136,959	1,506		Hungary	0.92%
China Telecom Corp Ltd	1,666,000	814		Malaysia	0.92%
LG Uplus Corp	55,568	711		United States	0.64%
SK Telecom Co Ltd	2,972	672		Peru	0.42%
Telekomunikasi Indonesia Persero Tbk PT	4,627,100	1,438		Other Assets and Liabilities	0.16%
		$5,141		TOTAL NET ASSETS	100.00%
Water - 0.65%
Cia de Saneamento Basico do Estado de Sao	59,000	616
Paulo

TOTAL COMMON STOCKS		$89,508
INVESTMENT COMPANIES - 0.64%	Shares Held	Value(000	's)
Money Market Funds - 0.64%
BlackRock Liquidity Funds FedFund Portfolio	602,133	602

TOTAL INVESTMENT COMPANIES		$602
PREFERRED STOCKS - 4.72%	Shares Held	Value(000	's)
Banks - 0.68%
Itau Unibanco Holding SA 0.18%(c)	53,200	$646

Electric - 0.54%
Cia Energetica de Minas Gerais 0.60%(c)	154,900	514

Holding Companies - Diversified - 1.72%
Itausa - Investimentos Itau SA 0.06%(c)	533,380	1,627

Iron & Steel - 1.08%
Vale SA 0.28%(c)	112,407	1,017

Oil & Gas - 0.70%
Petroleo Brasileiro SA 0.00%(b),(c)	142,900	665

TOTAL PREFERRED STOCKS		$4,469
Total Investments		$94,579
Other Assets and Liabilities - 0.16%		$152
TOTAL NET ASSETS - 100.00%		$94,731

(a)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,455 or 1.54% of net assets.
(b)	Non-Income Producing Security
(c)	Variable Rate. Rate shown is in effect at March 31, 2017.

See accompanying notes.

     Schedule of Investments LargeCap Growth Account March 31, 2017 (unaudited)

COMMON STOCKS - 99.16%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Airlines - 0.97%				Oil & Gas Services - 0.81%
Delta Air Lines Inc	22,414	$1,030		Halliburton Co	17,500	$861

Banks - 2.67%				Pharmaceuticals - 3.12%
Citizens Financial Group Inc	42,900	1,482		DexCom Inc (a)	14,610	1,238
SVB Financial Group (a)	7,200	1,340		Merck & Co Inc	32,500	2,065
		$2,822				$3,303
Biotechnology - 3.46%				Retail - 5.84%
Biogen Inc (a)	3,979	1,088		Costco Wholesale Corp	6,100	1,023
Celgene Corp (a)	20,676	2,573		Panera Bread Co (a)	4,843	1,268
		$3,661		TJX Cos Inc/The	22,382	1,770
Building Materials - 1.86%				Ulta Beauty Inc (a)	7,401	2,111
Masco Corp	58,000	1,971				$6,172
				Semiconductors - 9.71%
Chemicals - 1.77%				Analog Devices Inc	23,200	1,902
Albemarle Corp	17,744	1,875		Applied Materials Inc	71,900	2,797
				Broadcom Ltd	8,760	1,918
Commercial Services - 4.84%				Lam Research Corp	17,460	2,241
FleetCor Technologies Inc (a)	13,429	2,033		Micron Technology Inc (a)	48,900	1,413
S&P Global Inc	11,753	1,537				$10,271
Vantiv Inc (a)	24,100	1,545		Software - 4.74%
		$5,115		Microsoft Corp	66,500	4,380
Computers - 4.80%				Take-Two Interactive Software Inc (a)	10,600	628
Apple Inc	35,345	5,078				$5,008
				Telecommunications - 1.56%
Cosmetics & Personal Care - 2.40%				Arista Networks Inc (a)	8,500	1,124
Estee Lauder Cos Inc/The	8,500	721		CommScope Holding Co Inc (a)	12,700	530
Procter & Gamble Co/The	20,191	1,814				$1,654
		$2,535		Transportation - 3.92%
Diversified Financial Services - 7.29%				CSX Corp	39,500	1,839
Charles Schwab Corp/The	34,200	1,395		FedEx Corp	11,832	2,309
CME Group Inc	13,273	1,577				$4,148
Mastercard Inc	14,367	1,616		TOTAL COMMON STOCKS		$104,880
Visa Inc	35,140	3,123		INVESTMENT COMPANIES - 1.00%	Shares Held	Value(000	's)
		$7,711		Money Market Funds - 1.00%
Food - 2.76%				BlackRock Liquidity Funds FedFund Portfolio	1,057,733	1,058
Kraft Heinz Co/The	22,800	2,070
Pinnacle Foods Inc	14,600	845		TOTAL INVESTMENT COMPANIES		$1,058
		$2,915		Total Investments		$105,938
Healthcare - Products - 6.14%				Other Assets and Liabilities - (0.16)%		$(168)
Edwards Lifesciences Corp (a)	11,127	1,047		TOTAL NET ASSETS - 100.00%		$105,770
IDEXX Laboratories Inc (a)	5,900	912
Intuitive Surgical Inc (a)	3,075	2,357
Thermo Fisher Scientific Inc	14,190	2,179		(a) Non-Income Producing Security
		$6,495
Internet - 17.72%
Alphabet Inc - A Shares (a)	5,704	4,836
Amazon.com Inc (a)	4,218	3,740		Portfolio Summary (unaudited)
eBay Inc (a)	32,500	1,091		Sector		Percent
Facebook Inc (a)	27,469	3,902		Consumer, Non-cyclical		22.72%
Netflix Inc (a)	16,244	2,401		Communications		20.54%
Priceline Group Inc/The (a)	1,557	2,771		Technology		19.25%
		$18,741		Consumer, Cyclical		10.77%
Leisure Products & Services - 2.36%				Financial		9.96%
Royal Caribbean Cruises Ltd	25,462	2,498		Industrial		9.96%
				Energy		4.19%
Lodging - 1.60%				Basic Materials		1.77%
Wynn Resorts Ltd	14,728	1,688		Investment Companies		1.00%
				Other Assets and Liabilities		(0.16)%
Machinery - Construction & Mining - 1.99%				TOTAL NET ASSETS		100.00%
Caterpillar Inc	22,700	2,106

Machinery - Diversified - 2.19%
Deere & Co	11,300	1,230
Rockwell Automation Inc	7,000	1,090
		$2,320
Media - 1.26%
CBS Corp	19,200	1,332

Oil & Gas - 3.38%
Diamondback Energy Inc (a)	21,260	2,205
Parsley Energy Inc (a)	42,000	1,365
		$3,570

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2017 (unaudited)

COMMON STOCKS - 95.94%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.06%				Biotechnology (continued)
Interpublic Group of Cos Inc/The	1,345	$33		Biogen Inc (a)	4,578	$1,252
Omnicom Group Inc	1,285	111		BioMarin Pharmaceutical Inc (a)	528	46
		$144		Bioverativ Inc (a)	339	19
Aerospace & Defense - 1.55%				Celgene Corp (a)	9,529	1,186
B/E Aerospace Inc	357	23		Gilead Sciences Inc	4,097	278
Boeing Co/The	20,064	3,549		Illumina Inc (a)	334	57
General Dynamics Corp	233	44		Incyte Corp (a)	4,935	660
HEICO Corp	93	8		Intercept Pharmaceuticals Inc (a)	49	6
HEICO Corp - Class A	160	12		Intrexon Corp (a)	165	3
Lockheed Martin Corp	581	155		Ionis Pharmaceuticals Inc (a)	369	15
Northrop Grumman Corp	642	153		Juno Therapeutics Inc (a)	170	4
Raytheon Co	258	39		Regeneron Pharmaceuticals Inc (a)	240	93
Rockwell Collins Inc	406	39		Seattle Genetics Inc (a)	291	18
Spirit AeroSystems Holdings Inc	245	14		United Therapeutics Corp (a)	37	5
TransDigm Group Inc	158	35		Vertex Pharmaceuticals Inc (a)	14,092	1,541
		$4,071				$9,495
Agriculture - 0.90%				Building Materials - 0.10%
Altria Group Inc	6,443	460		Eagle Materials Inc	157	15
Philip Morris International Inc	16,116	1,820		Fortune Brands Home & Security Inc	1,603	98
Reynolds American Inc	1,165	73		Johnson Controls International plc	447	19
		$2,353		Lennox International Inc	129	21
Airlines - 1.28%				Martin Marietta Materials Inc	180	39
Alaska Air Group Inc	20,574	1,897		Masco Corp	699	24
American Airlines Group Inc	28,775	1,217		Vulcan Materials Co	280	34
Delta Air Lines Inc	2,444	113				$250
JetBlue Airways Corp (a)	195	4		Chemicals - 0.32%
Southwest Airlines Co	2,526	136		AdvanSix Inc (a)	161	4
		$3,367		Air Products & Chemicals Inc	675	91
				Axalta Coating Systems Ltd (a)	542	18
Apparel - 0.11%
Carter's Inc	171	15		Celanese Corp	63	6
Hanesbrands Inc	1,192	25		EI du Pont de Nemours & Co	3,003	241
Michael Kors Holdings Ltd (a)	540	21		FMC Corp	344	24
NIKE Inc	3,027	169		International Flavors & Fragrances Inc	256	34
Ralph Lauren Corp	26	2		LyondellBasell Industries NV	751	69
Skechers U.S.A. Inc (a)	451	12		Monsanto Co	648	73
Under Armour Inc - Class C (a)	611	11		NewMarket Corp	25	11
VF Corp	776	43		PPG Industries Inc	608	64
		$298		Praxair Inc	966	115
Automobile Manufacturers - 0.99%				RPM International Inc	436	24
Ferrari NV	8,748	651		Sherwin-Williams Co/The	185	57
PACCAR Inc	65	4		Valvoline Inc	70	2
Tesla Inc (a)	6,927	1,928		Versum Materials Inc	360	11
		$2,583				$844
Automobile Parts & Equipment - 0.07%				Commercial Services - 5.08%
BorgWarner Inc	138	6		AMERCO	14	5
Delphi Automotive PLC	1,421	114		Aramark	388	14
Lear Corp	210	30		Automatic Data Processing Inc	2,071	212
Visteon Corp (a)	135	13		Booz Allen Hamilton Holding Corp	419	15
WABCO Holdings Inc (a)	175	21		Cintas Corp	295	37
				CoreLogic Inc/United States (a)	245	10
		$184		CoStar Group Inc (a)	106	22
Banks - 1.85%				Ecolab Inc	32,057	4,018
Citizens Financial Group Inc	17,133	592		Equifax Inc	378	52
First Hawaiian Inc	85	2		Euronet Worldwide Inc (a)	192	17
First Republic Bank/CA	9,271	870		FleetCor Technologies Inc (a)	18,581	2,814
Morgan Stanley	49,563	2,123		Gartner Inc (a)	268	29
Signature Bank/New York NY (a)	102	15
				Global Payments Inc	492	40
State Street Corp	15,448	1,230
Western Alliance Bancorp (a)	203	10		KAR Auction Services Inc	459	20
				Live Nation Entertainment Inc (a)	309	9
		$4,842		LSC Communications Inc	157	4
Beverages - 0.38%				Moody's Corp	343	39
Brown-Forman Corp - A Shares	192	9		Morningstar Inc	59	5
Brown-Forman Corp - B Shares	544	25		Nielsen Holdings PLC	880	36
Coca-Cola Co/The	6,670	283		PayPal Holdings Inc (a)	129,776	5,582
Constellation Brands Inc	617	100		Quanta Services Inc (a)	192	7
Dr Pepper Snapple Group Inc	598	59		Robert Half International Inc	432	21
Monster Beverage Corp (a)	956	44
				Rollins Inc	373	14
PepsiCo Inc	4,230	473		RR Donnelley & Sons Co	187	2
		$993		S&P Global Inc	603	79
Biotechnology - 3.62%				Sabre Corp	729	16
Alexion Pharmaceuticals Inc (a)	32,347	3,921		Service Corp International/US	644	20
Alnylam Pharmaceuticals Inc (a)	197	10		ServiceMaster Global Holdings Inc (a)	441	18
Amgen Inc	2,323	381		Square Inc (a)	263	5
AquaBounty Technologies Inc (a)	2	—

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Commercial Services (continued)				Electronics (continued)
Total System Services Inc	563	$30		Allegion PLC	317	$24
United Rentals Inc (a)	257	32		Amphenol Corp	55,611	3,958
Vantiv Inc (a)	520	33		Fortive Corp	61,330	3,693
Western Union Co/The	1,674	34		Gentex Corp	683	15
WEX Inc (a)	133	14		Honeywell International Inc	1,741	217
		$13,305		Mettler-Toledo International Inc (a)	88	42
Computers - 4.80%				National Instruments Corp	277	9
Accenture PLC - Class A	2,603	312		PerkinElmer Inc	111	7
Apple Inc	49,414	7,098		Trimble Inc (a)	645	21
Cognizant Technology Solutions Corp (a)	38,779	2,308		Waters Corp (a)	252	39
CSRA Inc	596	17				$8,041
DST Systems Inc	126	15		Entertainment - 0.03%
Fortinet Inc (a)	493	19		Cinemark Holdings Inc	387	17
Genpact Ltd	95,153	2,357		Lions Gate Entertainment Corp - A shares (a)	181	5
International Business Machines Corp	2,294	400		Lions Gate Entertainment Corp - B shares (a)	319	8
Leidos Holdings Inc	268	14		Regal Entertainment Group	194	4
NCR Corp (a)	447	20		Six Flags Entertainment Corp	256	15
Teradata Corp (a)	508	16		Vail Resorts Inc	130	25
VeriFone Systems Inc (a)	355	7				$74
		$12,583		Environmental Control - 0.34%
Consumer Products - 0.08%				Waste Connections Inc	9,270	818
Avery Dennison Corp	285	23		Waste Management Inc	840	61
Church & Dwight Co Inc	841	42				$879
Clorox Co/The	343	46		Food - 0.26%
Kimberly-Clark Corp	700	92		Blue Buffalo Pet Products Inc (a)	283	6
Spectrum Brands Holdings Inc	98	14		Campbell Soup Co	612	35
		$217		Conagra Brands Inc	1,140	46
Cosmetics & Personal Care - 1.25%				Flowers Foods Inc	618	12
Colgate-Palmolive Co	673	49		General Mills Inc	1,359	80
Estee Lauder Cos Inc/The	37,952	3,218		Hain Celestial Group Inc/The (a)	269	10
		$3,267		Hershey Co/The	455	50
Distribution & Wholesale - 0.07%				Hormel Foods Corp	779	27
Fastenal Co	939	49		Ingredion Inc	179	22
HD Supply Holdings Inc (a)	687	28		Kellogg Co	520	38
LKQ Corp (a)	1,002	29		Kraft Heinz Co/The	172	16
Pool Corp	149	18		Kroger Co/The	2,183	64
Watsco Inc	93	13		Lamb Weston Holdings Inc	427	18
WW Grainger Inc	180	42		McCormick & Co Inc/MD	376	37
		$179		Pilgrim's Pride Corp	164	4
Diversified Financial Services - 5.39%				Post Holdings Inc (a)	141	12
Affiliated Managers Group Inc	148	24		Sprouts Farmers Market Inc (a)	521	12
Air Lease Corp	209	8		Sysco Corp	2,335	121
Alliance Data Systems Corp	192	48		Tyson Foods Inc	1,051	65
Ameriprise Financial Inc	258	33		US Foods Holding Corp (a)	215	6
CBOE Holdings Inc	259	21		Whole Foods Market Inc	253	7
Charles Schwab Corp/The	16,580	677				$688
CME Group Inc	1,886	224		Hand & Machine Tools - 0.03%
Credit Acceptance Corp (a)	28	6		Lincoln Electric Holdings Inc	151	13
Discover Financial Services	641	44		Snap-on Inc	144	24
Eaton Vance Corp	385	17		Stanley Black & Decker Inc	253	34
Federated Investors Inc	360	9				$71
Intercontinental Exchange Inc	23,809	1,425		Healthcare - Products - 7.72%
Invesco Ltd	256	8		Abbott Laboratories	380	17
Lazard Ltd	109	5		ABIOMED Inc (a)	134	17
LPL Financial Holdings Inc	81	3		Align Technology Inc (a)	249	29
Mastercard Inc	3,555	400		Baxter International Inc	741	38
SEI Investments Co	399	20		Becton Dickinson and Co	787	144
T Rowe Price Group Inc	420	29		Bio-Techne Corp	131	13
TD Ameritrade Holding Corp	24,462	951		Boston Scientific Corp (a)	3,084	77
Visa Inc	114,488	10,175		Bruker Corp	443	10
		$14,127		Cooper Cos Inc/The	128	26
Electric - 0.00%				CR Bard Inc	240	60
Dominion Resources Inc/VA	117	9		Danaher Corp	76,147	6,513
				Edwards Lifesciences Corp (a)	21,878	2,058
Electrical Components & Equipment - 0.84%				Henry Schein Inc (a)	272	46
Acuity Brands Inc	10,623	2,168		Hill-Rom Holdings Inc	235	17
AMETEK Inc	150	8		Hologic Inc (a)	924	39
Emerson Electric Co	235	14		IDEXX Laboratories Inc (a)	296	46
Energizer Holdings Inc	109	6		Intuitive Surgical Inc (a)	8,665	6,641
Hubbell Inc	128	15		OPKO Health Inc (a)	897	7
		$2,211		Patterson Cos Inc	300	14
Electronics - 3.07%				ResMed Inc	455	33
Agilent Technologies Inc	311	16		Stryker Corp	11,872	1,563

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Products (continued)				Internet (continued)
Teleflex Inc	39	$8		Priceline Group Inc/The (a)	3,896	$6,934
Thermo Fisher Scientific Inc	17,818	2,736		Snap Inc (a)	15,075	340
Varex Imaging Corp (a)	129	4		Snap Inc (a),(b)	4,923	111
Varian Medical Systems Inc (a)	323	29		Symantec Corp	335	10
VWR Corp (a)	110	3		Tencent Holdings Ltd ADR	42,670	1,231
West Pharmaceutical Services Inc	252	21		TripAdvisor Inc (a)	59,697	2,577
Zimmer Biomet Holdings Inc	222	27		VeriSign Inc (a)	317	28
		$20,236		Yelp Inc (a)	199	7
Healthcare - Services - 3.41%				Zillow Group Inc - A Shares (a)	130	4
Aetna Inc	5,211	665		Zillow Group Inc - C Shares (a)	240	8
Anthem Inc	4,220	698				$55,510
Centene Corp (a)	13,183	939		Iron & Steel - 0.00%
Cigna Corp	9,040	1,324		Steel Dynamics Inc	161	6
DaVita Inc (a)	244	17
Envision Healthcare Corp (a)	280	17		Leisure Products & Services - 0.02%
HCA Holdings Inc (a)	966	86		Brunswick Corp/DE	271	17
Humana Inc	8,116	1,673		Harley-Davidson Inc	598	36
Laboratory Corp of America Holdings (a)	162	23		Vista Outdoor Inc (a)	66	1
MEDNAX Inc (a)	227	16				$54
Quintiles IMS Holdings Inc (a)	380	31		Lodging - 1.06%
UnitedHealth Group Inc	20,825	3,416		Choice Hotels International Inc	121	8
Universal Health Services Inc	91	11		Extended Stay America Inc	207	3
WellCare Health Plans Inc (a)	146	20		Hilton Grand Vacations Inc (a)	229	7
		$8,936		Hilton Worldwide Holdings Inc	19,885	1,162
Home Builders - 0.04%				Hyatt Hotels Corp (a)	59	3
CalAtlantic Group Inc	65	3		Las Vegas Sands Corp	1,926	110
DR Horton Inc	644	22		Marriott International Inc/MD	1,313	124
Lennar Corp - A Shares	338	17		MGM Resorts International	49,025	1,343
Lennar Corp - B Shares	80	3		Wyndham Worldwide Corp	372	31
NVR Inc (a)	13	27				$2,791
PulteGroup Inc	413	10		Machinery - Construction & Mining - 0.01%
Thor Industries Inc	176	17		BWX Technologies Inc	346	16
		$99
Home Furnishings - 0.01%				Machinery - Diversified - 2.47%
Leggett & Platt Inc	460	23		Cognex Corp	296	25
Tempur Sealy International Inc (a)	190	9		Deere & Co	177	19
Whirlpool Corp	32	5		IDEX Corp	234	22
		$37		Middleby Corp/The (a)	186	25
Housewares - 0.04%				Nordson Corp	203	25
Newell Brands Inc	1,077	51		Rockwell Automation Inc	518	81
Scotts Miracle-Gro Co/The	143	13		Roper Technologies Inc	17,966	3,710
Toro Co/The	379	24		Wabtec Corp/DE	32,328	2,522
Tupperware Brands Corp	180	11		Welbilt Inc (a)	267	5
		$99		Xylem Inc/NY	327	16
Insurance - 0.12%				Zebra Technologies Corp (a)	143	13
AmTrust Financial Services Inc	124	2				$6,463
Aon PLC	889	105		Media - 0.71%
Arthur J Gallagher & Co	416	24		AMC Networks Inc (a)	210	12
Brown & Brown Inc	81	3		Cable One Inc	19	12
Erie Indemnity Co	73	9		CBS Corp	1,958	136
Lincoln National Corp	211	14		Charter Communications Inc (a)	458	150
Marsh & McLennan Cos Inc	1,744	129		Comcast Corp - Class A	14,840	558
Progressive Corp/The	121	5		Discovery Communications Inc - A Shares (a)	509	15
XL Group Ltd	328	13		Discovery Communications Inc - C Shares (a)	732	21
		$304		DISH Network Corp (a)	545	35
Internet - 21.17%				FactSet Research Systems Inc	127	21
Alibaba Group Holding Ltd ADR(a)	15,930	1,718		Scripps Networks Interactive Inc	286	22
Alphabet Inc - A Shares (a)	8,733	7,403		Sirius XM Holdings Inc	5,987	31
Alphabet Inc - C Shares (a)	8,353	6,930		Time Warner Inc	2,100	205
Amazon.com Inc (a)	18,485	16,388		Twenty-First Century Fox Inc - A Shares	4,115	133
CDW Corp/DE	543	31		Twenty-First Century Fox Inc - B Shares	1,264	40
Dropbox Inc (a),(b),(c),(d)	1,434	12		Viacom Inc - A Shares	74	4
eBay Inc (a)	5,849	196		Viacom Inc - B Shares	969	45
F5 Networks Inc (a)	227	32		Walt Disney Co/The	3,713	421
Facebook Inc (a)	74,514	10,585				$1,861
Flipkart Online Services Pvt Ltd (a),(b),(c),(d)	194	18		Metal Fabrication & Hardware - 0.00%
GoDaddy Inc (a)	209	8		Valmont Industries Inc	66	10
IAC/InterActiveCorp (a)	211	16
Liberty Expedia Holdings Inc (a)	78	4		Mining - 0.01%
Liberty Ventures (a)	68	3		Freeport-McMoRan Inc (a)	1,457	20
Match Group Inc (a)	258	4		Southern Copper Corp	114	4
Netflix Inc (a)	6,125	905				$24
Pandora Media Inc (a)	604	7

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Miscellaneous Manufacturers - 1.26%				REITS (continued)
3M Co	1,344	$257		Boston Properties Inc	59	$8
AO Smith Corp	41,616	2,129		Care Capital Properties Inc	69	2
AptarGroup Inc	69	5		Colony NorthStar Inc	664	9
Carlisle Cos Inc	83	9		Crown Castle International Corp	7,758	733
Donaldson Co Inc	427	19		CubeSmart	383	10
General Electric Co	4,082	122		Digital Realty Trust Inc	352	37
Hexcel Corp	331	18		Empire State Realty Trust Inc	272	6
Illinois Tool Works Inc	1,131	150		Equinix Inc	158	63
Ingersoll-Rand PLC	776	63		Equity LifeStyle Properties Inc	249	19
Textron Inc	11,346	540		Essex Property Trust Inc	87	20
		$3,312		Extra Space Storage Inc	377	28
Office & Business Equipment - 0.00%				Federal Realty Investment Trust	220	29
Pitney Bowes Inc	641	8		Gaming and Leisure Properties Inc	616	21
				Iron Mountain Inc	799	28
Oil & Gas - 0.05%				Lamar Advertising Co	266	20
Apache Corp	818	42		Life Storage Inc	95	8
Cabot Oil & Gas Corp	1,014	24		Omega Healthcare Investors Inc	238	8
Cimarex Energy Co	56	7		Outfront Media Inc	111	3
Continental Resources Inc/OK (a)	146	7		Park Hotels & Resorts Inc	352	9
Devon Energy Corp	158	7		Public Storage	338	74
Diamondback Energy Inc (a)	66	7		Regency Centers Corp	57	4
EOG Resources Inc	196	19		SBA Communications Corp (a)	28,367	3,414
Murphy USA Inc (a)	88	6		Senior Housing Properties Trust	146	3
Parsley Energy Inc (a)	74	2		Simon Property Group Inc	979	168
Southwestern Energy Co (a)	1,616	13		Tanger Factory Outlet Centers Inc	298	10
		$134		Taubman Centers Inc	100	7
Packaging & Containers - 0.07%				Ventas Inc	752	49
Ball Corp	534	40				$4,981
Bemis Co Inc	83	4		Retail - 6.92%
Berry Plastics Group Inc (a)	419	20		Advance Auto Parts Inc	223	33
Crown Holdings Inc (a)	447	24		AutoNation Inc (a)	96	4
Graphic Packaging Holding Co	836	11		AutoZone Inc (a)	66	48
Owens-Illinois Inc (a)	582	12		Bed Bath & Beyond Inc	102	4
Packaging Corp of America	309	28		Brinker International Inc	206	9
Sealed Air Corp	636	28		Burlington Stores Inc (a)	157	15
Silgan Holdings Inc	142	8		Cabela's Inc (a)	47	2
		$175		CarMax Inc (a)	613	36
Pharmaceuticals - 3.04%				Casey's General Stores Inc	134	15
AbbVie Inc	5,003	326		Coach Inc	209	9
ACADIA Pharmaceuticals Inc (a)	291	10		Copart Inc (a)	347	21
Agios Pharmaceuticals Inc (a)	91	5		Costco Wholesale Corp	28,829	4,835
Akorn Inc (a)	349	8		CVS Health Corp	3,590	282
Alkermes PLC (a)	456	27		Darden Restaurants Inc	397	33
Allergan PLC	4,516	1,079		Dick's Sporting Goods Inc	263	13
AmerisourceBergen Corp	545	48		Dollar General Corp	23,460	1,636
Bristol-Myers Squibb Co	3,827	208		Dollar Tree Inc (a)	520	41
Cardinal Health Inc	692	56		Domino's Pizza Inc	171	31
DexCom Inc (a)	23,716	2,010		Dunkin' Brands Group Inc	330	18
Eli Lilly & Co	2,228	187		Foot Locker Inc	415	31
Express Scripts Holding Co (a)	2,092	138		Gap Inc/The	154	4
Herbalife Ltd (a)	273	16		Genuine Parts Co	455	42
Johnson & Johnson	1,702	212		Home Depot Inc/The	14,424	2,118
McKesson Corp	517	77		Liberty Interactive Corp QVC Group (a)	814	16
Mead Johnson Nutrition Co	25,182	2,244		Lowe's Cos Inc	2,049	168
Merck & Co Inc	17,900	1,137		Lululemon Athletica Inc (a)	325	17
Mylan NV (a)	490	19		McDonald's Corp	1,902	246
Neurocrine Biosciences Inc (a)	260	11		Michaels Cos Inc/The (a)	304	7
Pfizer Inc	954	33		MSC Industrial Direct Co Inc	86	9
Premier Inc (a)	128	4		Nordstrom Inc	432	20
VCA Inc (a)	262	24		Nu Skin Enterprises Inc	107	6
Zoetis Inc	1,805	96		O'Reilly Automotive Inc (a)	3,215	868
				Panera Bread Co (a)	77	20
		$7,975
Pipelines - 0.02%				Ross Stores Inc	13,703	903
				Sally Beauty Holdings Inc (a)	486	10
Enbridge Inc	341	14
ONEOK Inc	672	37		Signet Jewelers Ltd	210	15
Williams Cos Inc/The	260	8		Starbucks Corp	55,397	3,235
		$59		Target Corp	924	51
Real Estate - 0.01%				TJX Cos Inc/The	32,540	2,573
CBRE Group Inc (a)	929	32		Tractor Supply Co	423	29
				Ulta Beauty Inc (a)	192	55
				Urban Outfitters Inc (a)	302	7
REITS - 1.90%
Alexandria Real Estate Equities Inc	31	3		Walgreens Boots Alliance Inc	1,016	84
American Tower Corp	1,547	188		Wendy's Co/The	559	8
				Williams-Sonoma Inc	307	16

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)		Shares Held	Value (000's)
Retail (continued)				Telecommunications (continued)
Yum China Holdings Inc (a)	1,122	$31		LogMeIn Inc		88	$9
Yum! Brands Inc	7,357	470		Motorola Solutions Inc		89	8
		$18,144		T-Mobile US Inc (a)		17,981	1,161
Semiconductors - 2.66%				Verizon Communications Inc		6,312	308
Analog Devices Inc	89	7		Zayo Group Holdings Inc (a)		494	16
Applied Materials Inc	3,696	144					$1,547
ASML Holding NV - NY Reg Shares	6,900	916		Textiles - 0.01%
Broadcom Ltd	861	188		Mohawk Industries Inc (a)		162	37
Intel Corp	2,135	77
IPG Photonics Corp (a)	109	13		Toys, Games & Hobbies - 0.02%
KLA-Tencor Corp	512	49		Hasbro Inc		372	37
Lam Research Corp	771	99		Mattel Inc		1,057	27
Maxim Integrated Products Inc	919	41					$64
Microchip Technology Inc	679	50		Transportation - 0.23%
NVIDIA Corp	1,162	127		CH Robinson Worldwide Inc		449	35
NXP Semiconductors NV (a)	47,359	4,902		Expeditors International of Washington Inc		430	24
ON Semiconductor Corp (a)	274	4		FedEx Corp		892	174
Qorvo Inc (a)	52	4		JB Hunt Transport Services Inc		296	27
QUALCOMM Inc	1,712	98		Landstar System Inc		164	14
Skyworks Solutions Inc	396	39		Old Dominion Freight Line Inc		158	14
Texas Instruments Inc	2,299	185		Union Pacific Corp		670	71
Xilinx Inc	293	17		United Parcel Service Inc		2,359	253
		$6,960					$612
Shipbuilding - 0.01%				TOTAL COMMON STOCKS			$251,512
Huntington Ingalls Industries Inc	134	27		INVESTMENT COMPANIES - 3.47%		Shares Held	Value (000's)
				Money Market Funds - 3.47%
Software - 9.89%				BlackRock Liquidity Funds FedFund Portfolio		4,560,819	4,560
Activision Blizzard Inc	1,283	64		Cash Account Trust - Government & Agency		196,917	197
Adobe Systems Inc (a)	34,087	4,436		Portfolio - Government Cash Managed
Akamai Technologies Inc (a)	43,389	2,590		First American Government Obligations Fund		4,331,732	4,332
ANSYS Inc (a)	16,771	1,792
athenahealth Inc (a)	129	15					$9,089
Atlassian Corp PLC (a)	107	3		TOTAL INVESTMENT COMPANIES			$9,089
Autodesk Inc (a)	394	34		CONVERTIBLE PREFERRED STOCKS -
Black Knight Financial Services Inc (a)	143	5		0.36%		Shares Held	Value (000's)
				Internet - 0.36%
Broadridge Financial Solutions Inc	406	28		Airbnb Inc - Series D	0.00%(a),(b),(c),(d)	3,936	$413
Cadence Design Systems Inc (a)	1,021	32
				Airbnb Inc - Series E	0.00%(a),(b),(c),(d)	1,119	118
CDK Global Inc	515	33		Dropbox Inc 0.00%(a),(b),(c),(d)		8,228	103
Citrix Systems Inc (a)	514	43
CommerceHub Inc - Series A (a)	150	2		Flipkart Online Services Pvt Ltd Series A		68	6
				0.00%(a),(b),(c),(d)
Donnelley Financial Solutions Inc (a)	168	3
				Flipkart Online Services Pvt Ltd Series C		117	11
Dun & Bradstreet Corp/The	62	7		0.00%(a),(b),(c),(d)
Electronic Arts Inc (a)	8,755	784
				Flipkart Online Services Pvt Ltd Series E		220	21
Fidelity National Information Services Inc	420	33		0.00%(a),(b),(c),(d)
First Data Corp (a)	1,104	17
				Uber Technologies Inc 0.00%(a),(b),(c),(d)		5,740	280
Fiserv Inc (a)	1,239	143
Guidewire Software Inc (a)	236	13					$952
Inovalon Holdings Inc (a)	306	4		TOTAL CONVERTIBLE PREFERRED STOCKS			$952
Intuit Inc	11,341	1,316		PREFERRED STOCKS - 0.15%		Shares Held	Value (000's)
Jack Henry & Associates Inc	273	25		Internet - 0.10%
Manhattan Associates Inc (a)	263	14		Flipkart Online Services Pvt Ltd Series G		985	93
Microsoft Corp	91,352	6,016		0.00%(a),(b),(c),(d)
				Uber Technologies Inc 0.00%(a),(b),(c),(d)		3,311	161
MSCI Inc	283	28
Nuance Communications Inc (a)	694	12					$254
Oracle Corp	661	30		Software - 0.05%
Paychex Inc	2,050	121		Magic Leap Inc 0.00%(a),(b),(c),(d)		5,653	130
PTC Inc (a)	186	10
Red Hat Inc (a)	18,038	1,560		TOTAL PREFERRED STOCKS			$384
salesforce.com Inc (a)	65,130	5,372		Total Investments			$261,937
ServiceNow Inc (a)	12,602	1,102		Other Assets and Liabilities - 0.08%			$218
Splunk Inc (a)	406	25		TOTAL NET ASSETS - 100.00%			$262,155
SS&C Technologies Holdings Inc	526	19
Synopsys Inc (a)	95	7
Tyler Technologies Inc (a)	108	17		(a)	Non-Income Producing Security
Ultimate Software Group Inc/The (a)	90	18		(b)			Security is Illiquid. At the end of the period, the value of these securities
Veeva Systems Inc (a)	351	18		totaled $1,477 or 0.56% of net assets.
VMware Inc (a)	114	11		(c)			Restricted Security. Please see Restricted Security Sub-Schedule for more
Workday Inc (a)	1,470	122		information.
		$25,924
Telecommunications - 0.59%
Arista Networks Inc (a)	153	20
ARRIS International PLC (a)	189	5
CommScope Holding Co Inc (a)	471	20

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2017 (unaudited)

(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,366 or 0.53% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		25.79%
Communications		22.99%
Technology		17.35%
Consumer, Cyclical		10.67%
Industrial		9.98%
Financial		9.27%
Investment Companies		3.47%
Basic Materials		0.33%
Energy		0.07%
Utilities		0.00%
Other Assets and Liabilities		0.08%
TOTAL NET ASSETS		100.00%

Futures Contracts

							Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2017	Long	79	$9,330		$9,319		$(11)
Total							$(11)

Amounts in thousands except contracts

Restricted Securities

Security Name		Trade Date		Cost		Value	Percent of Net Assets
Airbnb Inc - Series D		04/16/2014		$160		$413	0.16%
Airbnb Inc - Series E		07/14/2015		104		118	0.05%
Dropbox Inc		11/07/2014		27		12	0.00%
Dropbox Inc		01/30/2014		157		103	0.04%
Flipkart Online Services Pvt Ltd		03/19/2015		22		18	0.01%
Flipkart Online Services Pvt Ltd Series A		03/19/2015		8		6	0.00%
Flipkart Online Services Pvt Ltd Series C		03/19/2015		14		11	0.00%
Flipkart Online Services Pvt Ltd Series E		03/19/2015		25		21	0.01%
Flipkart Online Services Pvt Ltd Series G		12/17/2014		118		93	0.04%
Magic Leap Inc		01/20/2016		130		130	0.05%
Uber Technologies Inc		12/05/2014		191		280	0.11%
Uber Technologies Inc		12/03/2015		162		161	0.06%

Total							0.53%
Amounts in thousands

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account March 31, 2017 (unaudited)

COMMON STOCKS - 98.27%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.14%				Beverages - 2.01%
Interpublic Group of Cos Inc/The	45,287	$1,112		Brown-Forman Corp - B Shares	20,400	$942
Omnicom Group Inc	27,047	2,332		Coca-Cola Co/The	445,641	18,913
		$3,444		Constellation Brands Inc	19,917	3,228
Aerospace & Defense - 2.20%				Dr Pepper Snapple Group Inc	21,115	2,068
Arconic Inc	50,806	1,338		Molson Coors Brewing Co	21,264	2,035
Boeing Co/The	65,691	11,618		Monster Beverage Corp (a)	46,396	2,142
General Dynamics Corp	32,819	6,144		PepsiCo Inc	164,597	18,412
Harris Corp	14,353	1,597				$47,740
L3 Technologies Inc	8,972	1,483		Biotechnology - 2.41%
Lockheed Martin Corp	28,794	7,705		Alexion Pharmaceuticals Inc (a)	25,904	3,141
Northrop Grumman Corp	20,136	4,789		Amgen Inc	84,933	13,935
Raytheon Co	33,777	5,151		Biogen Inc (a)	24,899	6,808
Rockwell Collins Inc	15,088	1,466		Celgene Corp (a)	89,721	11,164
TransDigm Group Inc	5,728	1,261		Gilead Sciences Inc	150,741	10,238
United Technologies Corp	86,432	9,699		Illumina Inc (a)	16,872	2,879
		$52,251		Incyte Corp (a)	20,314	2,715
Agriculture - 1.90%				Regeneron Pharmaceuticals Inc (a)	8,769	3,398
Altria Group Inc	223,669	15,974		Vertex Pharmaceuticals Inc (a)	28,651	3,133
Archer-Daniels-Midland Co	65,861	3,032				$57,411
Philip Morris International Inc	178,918	20,200		Building Materials - 0.43%
Reynolds American Inc	95,381	6,011		Fortune Brands Home & Security Inc	17,654	1,074
		$45,217		Johnson Controls International plc	108,259	4,560
Airlines - 0.58%				Martin Marietta Materials Inc	7,273	1,587
Alaska Air Group Inc	14,239	1,313		Masco Corp	36,941	1,256
American Airlines Group Inc	58,143	2,459		Vulcan Materials Co	15,264	1,839
Delta Air Lines Inc	84,278	3,873				$10,316
Southwest Airlines Co	70,956	3,815		Chemicals - 1.92%
United Continental Holdings Inc (a)	33,019	2,333		Air Products & Chemicals Inc	25,094	3,395
		$13,793		Albemarle Corp	12,982	1,371
Apparel - 0.57%				CF Industries Holdings Inc	26,884	789
Hanesbrands Inc	43,677	907		Dow Chemical Co/The	128,734	8,180
Michael Kors Holdings Ltd (a)	18,734	714		Eastman Chemical Co	16,894	1,365
NIKE Inc	152,835	8,518		EI du Pont de Nemours & Co	99,709	8,010
Ralph Lauren Corp	6,496	530		FMC Corp	15,418	1,073
Under Armour Inc - Class A (a)	21,190	419		International Flavors & Fragrances Inc	9,115	1,208
Under Armour Inc - Class C (a)	21,259	389		LyondellBasell Industries NV	38,066	3,471
VF Corp	38,204	2,100		Monsanto Co	50,569	5,724
		$13,577		Mosaic Co/The	40,387	1,179
Automobile Manufacturers - 0.57%				PPG Industries Inc	29,650	3,116
Ford Motor Co	450,176	5,240		Praxair Inc	32,876	3,899
General Motors Co	157,209	5,559		Sherwin-Williams Co/The	9,362	2,904
PACCAR Inc	40,468	2,719				$45,684
		$13,518		Commercial Services - 1.41%
Automobile Parts & Equipment - 0.19%				Automatic Data Processing Inc	51,771	5,301
BorgWarner Inc	23,057	964		Cintas Corp	9,933	1,257
Delphi Automotive PLC	31,088	2,502		Ecolab Inc	30,279	3,795
Goodyear Tire & Rubber Co/The	29,022	1,045		Equifax Inc	13,827	1,891
		$4,511		Global Payments Inc	17,560	1,417
Banks - 7.70%				H&R Block Inc	23,886	555
Bank of America Corp	1,156,178	27,274		Moody's Corp	19,144	2,145
				Nielsen Holdings PLC	38,760	1,601
Bank of New York Mellon Corp/The	119,647	5,651		PayPal Holdings Inc (a)	129,519	5,572
BB&T Corp	93,230	4,167		Quanta Services Inc (a)	17,440	647
Capital One Financial Corp	55,431	4,804
Citigroup Inc	319,540	19,115		Robert Half International Inc	14,738	720
Citizens Financial Group Inc	58,714	2,029		S&P Global Inc	29,800	3,896
Comerica Inc	20,281	1,391		Total System Services Inc	19,031	1,017
				United Rentals Inc (a)	9,723	1,216
Fifth Third Bancorp	86,551	2,198		Verisk Analytics Inc (a)	17,840	1,447
Goldman Sachs Group Inc/The	42,728	9,815
Huntington Bancshares Inc/OH	125,233	1,677		Western Union Co/The	55,461	1,129
JPMorgan Chase & Co	411,947	36,185				$33,606
KeyCorp	123,682	2,199		Computers - 5.53%
M&T Bank Corp	17,780	2,751		Accenture PLC - Class A	71,806	8,608
Morgan Stanley	165,720	7,099		Apple Inc	605,073	86,925
				Cognizant Technology Solutions Corp (a)	70,192	4,178
Northern Trust Corp	24,802	2,147
PNC Financial Services Group Inc/The	56,067	6,742		CSRA Inc	16,741	490
Regions Financial Corp	139,000	2,020		Hewlett Packard Enterprise Co	192,000	4,550
State Street Corp	41,405	3,296		HP Inc	195,294	3,492
SunTrust Banks Inc	56,673	3,134		International Business Machines Corp	98,988	17,238
US Bancorp	183,651	9,458		NetApp Inc	31,248	1,308
Wells Fargo & Co	519,326	28,906		Seagate Technology PLC	34,042	1,563
				Teradata Corp (a)	15,095	470
Zions Bancorporation	23,345	981
		$183,039		Western Digital Corp	33,222	2,742
						$131,564

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Consumer Products - 0.41%				Electronics (continued)
Avery Dennison Corp	10,313	$831		Corning Inc	107,035	$2,890
Church & Dwight Co Inc	29,366	1,465		FLIR Systems Inc	15,724	570
Clorox Co/The	14,792	1,994		Fortive Corp	34,716	2,091
Kimberly-Clark Corp	41,028	5,401		Garmin Ltd	13,265	678
		$9,691		Honeywell International Inc	87,787	10,962
Cosmetics & Personal Care - 1.56%				Mettler-Toledo International Inc (a)	2,991	1,432
Colgate-Palmolive Co	101,818	7,452		PerkinElmer Inc	12,661	735
Coty Inc	54,283	984		TE Connectivity Ltd	40,975	3,055
Estee Lauder Cos Inc/The	25,635	2,174		Waters Corp (a)	9,236	1,444
Procter & Gamble Co/The (b)	294,833	26,491				$29,179
		$37,101		Engineering & Construction - 0.07%
Distribution & Wholesale - 0.18%				Fluor Corp	16,071	845
Fastenal Co	33,359	1,718		Jacobs Engineering Group Inc	13,962	772
LKQ Corp (a)	35,521	1,040				$1,617
WW Grainger Inc	6,242	1,453		Environmental Control - 0.25%
		$4,211		Republic Services Inc	26,595	1,671
Diversified Financial Services - 3.31%				Stericycle Inc (a)	9,812	813
Affiliated Managers Group Inc	6,539	1,072		Waste Management Inc	46,653	3,402
Alliance Data Systems Corp	6,449	1,606				$5,886
American Express Co	87,311	6,907		Food - 1.61%
Ameriprise Financial Inc	17,766	2,304		Campbell Soup Co	22,309	1,277
BlackRock Inc	14,034	5,382		Conagra Brands Inc	47,682	1,923
CBOE Holdings Inc	10,579	858		General Mills Inc	66,891	3,947
Charles Schwab Corp/The	140,103	5,718		Hershey Co/The	16,105	1,759
CME Group Inc	39,170	4,653		Hormel Foods Corp	31,102	1,077
Discover Financial Services	44,462	3,041		JM Smucker Co/The	13,427	1,760
E*TRADE Financial Corp (a)	31,678	1,105		Kellogg Co	29,157	2,117
Franklin Resources Inc	39,770	1,676		Kraft Heinz Co/The	68,781	6,246
Intercontinental Exchange Inc	68,698	4,113		Kroger Co/The	106,563	3,143
Invesco Ltd	46,541	1,426		McCormick & Co Inc/MD	13,107	1,279
Mastercard Inc	108,656	12,220		Mondelez International Inc	176,061	7,585
Nasdaq Inc	13,269	921		Sysco Corp	57,317	2,976
Navient Corp	33,561	495		Tyson Foods Inc	33,093	2,042
Raymond James Financial Inc	14,748	1,125		Whole Foods Market Inc	36,739	1,092
Synchrony Financial	88,831	3,047				$38,223
T Rowe Price Group Inc	28,072	1,913		Forest Products & Paper - 0.10%
Visa Inc	214,282	19,043		International Paper Co	47,429	2,408
		$78,625
Electric - 2.84%				Gas - 0.23%
AES Corp/VA	76,022	850		CenterPoint Energy Inc	49,670	1,369
Alliant Energy Corp	26,258	1,040		NiSource Inc	37,302	888
Ameren Corp	27,982	1,528		Sempra Energy	28,894	3,193
American Electric Power Co Inc	56,708	3,807				$5,450
CMS Energy Corp	32,281	1,444		Hand & Machine Tools - 0.15%
Consolidated Edison Inc	35,181	2,732		Snap-on Inc	6,685	1,128
Dominion Resources Inc/VA	72,439	5,619		Stanley Black & Decker Inc	17,597	2,338
DTE Energy Co	20,693	2,113				$3,466
Duke Energy Corp	80,684	6,617		Healthcare - Products - 2.93%
Edison International	37,575	2,991		Abbott Laboratories	199,286	8,850
Entergy Corp	20,689	1,572		Baxter International Inc	56,057	2,907
Eversource Energy	36,545	2,148		Becton Dickinson and Co	24,544	4,502
Exelon Corp	106,861	3,845		Boston Scientific Corp (a)	157,248	3,911
FirstEnergy Corp	51,030	1,624		Cooper Cos Inc/The	5,643	1,128
NextEra Energy Inc	53,925	6,922		CR Bard Inc	8,307	2,065
NRG Energy Inc	36,440	681		Danaher Corp	70,360	6,018
PG&E Corp	58,458	3,879		DENTSPLY SIRONA Inc	26,488	1,654
Pinnacle West Capital Corp	12,840	1,071		Edwards Lifesciences Corp (a)	24,506	2,305
PPL Corp	78,392	2,931		Henry Schein Inc (a)	9,133	1,552
Public Service Enterprise Group Inc	58,381	2,589		Hologic Inc (a)	32,210	1,371
SCANA Corp	16,482	1,077		IDEXX Laboratories Inc (a)	10,149	1,569
Southern Co/The	114,296	5,690		Intuitive Surgical Inc (a)	4,235	3,246
WEC Energy Group Inc	36,396	2,207		Medtronic PLC	157,870	12,718
Xcel Energy Inc	58,497	2,600		Patterson Cos Inc	9,484	429
		$67,577		Stryker Corp	35,692	4,699
Electrical Components & Equipment - 0.29%				Thermo Fisher Scientific Inc	45,023	6,916
Acuity Brands Inc	5,085	1,038		Varian Medical Systems Inc (a)	10,779	982
AMETEK Inc	26,464	1,431		Zimmer Biomet Holdings Inc	23,192	2,832
Emerson Electric Co	74,394	4,453				$69,654
		$6,922		Healthcare - Services - 1.99%
Electronics - 1.23%				Aetna Inc	40,560	5,173
Agilent Technologies Inc	37,142	1,964		Anthem Inc	30,490	5,042
Allegion PLC	11,010	833		Centene Corp (a)	19,839	1,414
Amphenol Corp	35,482	2,525		Cigna Corp	29,645	4,343

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Services (continued)				Lodging (continued)
DaVita Inc (a)	17,954	$1,220		Wynn Resorts Ltd	9,168	$1,051
Envision Healthcare Corp (a)	13,546	831				$5,487
HCA Holdings Inc (a)	33,297	2,963		Machinery - Construction & Mining - 0.26%
Humana Inc	17,221	3,550		Caterpillar Inc	67,638	6,274
Laboratory Corp of America Holdings (a)	11,798	1,693
Quest Diagnostics Inc	15,857	1,557		Machinery - Diversified - 0.54%
UnitedHealth Group Inc	110,852	18,181		Cummins Inc	17,841	2,698
Universal Health Services Inc	10,300	1,282		Deere & Co	33,798	3,679
		$47,249		Flowserve Corp	15,052	729
Holding Companies - Diversified - 0.04%				Rockwell Automation Inc	14,831	2,309
Leucadia National Corp	37,346	971		Roper Technologies Inc	11,748	2,426
				Xylem Inc/NY	20,698	1,039
Home Builders - 0.14%						$12,880
DR Horton Inc	39,189	1,305		Media - 3.03%
Lennar Corp - A Shares	23,433	1,200		CBS Corp	42,894	2,975
PulteGroup Inc	32,989	777		Charter Communications Inc (a)	24,809	8,121
		$3,282		Comcast Corp - Class A	545,815	20,517
Home Furnishings - 0.09%				Discovery Communications Inc - A Shares (a)	17,602	512
Leggett & Platt Inc	15,424	776		Discovery Communications Inc - C Shares (a)	24,880	704
Whirlpool Corp	8,590	1,472		DISH Network Corp (a)	26,170	1,662
		$2,248		News Corp - A Shares	44,019	572
Housewares - 0.11%				News Corp - B Shares	13,813	187
Newell Brands Inc	55,634	2,624		Scripps Networks Interactive Inc	11,017	863
				TEGNA Inc	24,762	634
Insurance - 4.10%				Time Warner Inc	89,302	8,726
Aflac Inc	46,295	3,353		Twenty-First Century Fox Inc - A Shares	121,361	3,931
Allstate Corp/The	42,109	3,431		Twenty-First Century Fox Inc - B Shares	56,176	1,785
American International Group Inc	107,322	6,700		Viacom Inc - B Shares	40,072	1,868
Aon PLC	30,285	3,594		Walt Disney Co/The	167,773	19,024
Arthur J Gallagher & Co	20,599	1,165				$72,081
Assurant Inc	6,416	614		Mining - 0.17%
Berkshire Hathaway Inc - Class B (a)	219,041	36,510		Freeport-McMoRan Inc (a)	153,357	2,049
Chubb Ltd	53,717	7,319		Newmont Mining Corp	61,296	2,020
Cincinnati Financial Corp	17,286	1,249				$4,069
Hartford Financial Services Group Inc/The	43,121	2,073		Miscellaneous Manufacturers - 2.56%
Lincoln National Corp	25,973	1,700		3M Co	68,758	13,155
Loews Corp	31,834	1,489		Dover Corp	17,933	1,441
Marsh & McLennan Cos Inc	59,394	4,389		Eaton Corp PLC	51,863	3,846
MetLife Inc	125,391	6,623		General Electric Co	1,006,212	29,985
Progressive Corp/The	66,982	2,624		Illinois Tool Works Inc	35,970	4,765
Prudential Financial Inc	49,591	5,290		Ingersoll-Rand PLC	29,928	2,434
Torchmark Corp	12,630	973		Parker-Hannifin Corp	15,372	2,464
Travelers Cos Inc/The	32,255	3,888		Pentair PLC	19,282	1,211
Unum Group	26,436	1,240		Textron Inc	31,148	1,482
Willis Towers Watson PLC	14,692	1,923				$60,783
XL Group Ltd	30,558	1,218		Office & Business Equipment - 0.03%
		$97,365		Xerox Corp	98,482	723
Internet - 7.10%
Alphabet Inc - A Shares (a)	34,266	29,051		Oil & Gas - 5.09%
Alphabet Inc - C Shares (a)	34,079	28,271		Anadarko Petroleum Corp	64,466	3,997
Amazon.com Inc (a)	45,675	40,493		Apache Corp	43,788	2,250
eBay Inc (a)	116,590	3,914		Cabot Oil & Gas Corp	54,796	1,310
Expedia Inc	13,904	1,754		Chesapeake Energy Corp (a)	87,849	522
F5 Networks Inc (a)	7,471	1,065		Chevron Corp	218,328	23,442
Facebook Inc (a)	271,617	38,583		Cimarex Energy Co	10,970	1,311
Netflix Inc (a)	49,638	7,337		Concho Resources Inc (a)	17,087	2,193
Priceline Group Inc/The (a)	5,670	10,092		ConocoPhillips	142,526	7,108
Symantec Corp	71,368	2,190		Devon Energy Corp	60,501	2,524
TripAdvisor Inc (a)	13,023	562		EOG Resources Inc	66,524	6,489
VeriSign Inc (a)	10,267	894		EQT Corp	19,990	1,221
Yahoo! Inc (a)	101,234	4,698		Exxon Mobil Corp	478,209	39,218
		$168,904		Helmerich & Payne Inc	12,520	834
Iron & Steel - 0.09%				Hess Corp	31,028	1,496
Nucor Corp	36,772	2,196		Marathon Oil Corp	97,706	1,544
				Marathon Petroleum Corp	60,868	3,076
Leisure Products & Services - 0.25%				Murphy Oil Corp	18,689	534
Carnival Corp	48,201	2,840		Newfield Exploration Co (a)	22,937	847
Harley-Davidson Inc	20,337	1,230		Noble Energy Inc	50,223	1,725
Royal Caribbean Cruises Ltd	19,322	1,896		Occidental Petroleum Corp	88,144	5,585
		$5,966		Phillips 66	50,876	4,030
Lodging - 0.23%				Pioneer Natural Resources Co	19,582	3,647
Marriott International Inc/MD	36,273	3,416		Range Resources Corp	21,694	631
Wyndham Worldwide Corp	12,107	1,020		Southwestern Energy Co (a)	57,428	469

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas (continued)				REITS (continued)
Tesoro Corp	13,491	$1,094		Weyerhaeuser Co	86,380	$2,935
Transocean Ltd (a)	44,896	559				$67,549
Valero Energy Corp	52,018	3,448		Retail - 5.73%
		$121,104		Advance Auto Parts Inc	8,506	1,261
Oil & Gas Services - 1.01%				AutoNation Inc (a)	7,564	320
Baker Hughes Inc	49,052	2,934		AutoZone Inc (a)	3,283	2,374
Halliburton Co	99,981	4,920		Bed Bath & Beyond Inc	17,335	684
National Oilwell Varco Inc	43,677	1,751		Best Buy Co Inc	31,232	1,535
Schlumberger Ltd	160,781	12,557		CarMax Inc (a)	21,579	1,278
TechnipFMC PLC (a)	53,811	1,749		Chipotle Mexican Grill Inc (a)	3,318	1,478
		$23,911		Coach Inc	32,362	1,338
Packaging & Containers - 0.17%				Costco Wholesale Corp	50,622	8,489
Ball Corp	20,189	1,499		CVS Health Corp	118,292	9,286
Sealed Air Corp	22,313	972		Darden Restaurants Inc	14,319	1,198
WestRock Co	28,878	1,503		Dollar General Corp	29,312	2,044
		$3,974		Dollar Tree Inc (a)	27,225	2,136
Pharmaceuticals - 6.11%				Foot Locker Inc	15,265	1,142
AbbVie Inc	183,823	11,978		Gap Inc/The	25,301	615
Allergan PLC	38,660	9,237		Genuine Parts Co	17,112	1,581
AmerisourceBergen Corp	19,044	1,685		Home Depot Inc/The	140,488	20,628
Bristol-Myers Squibb Co	192,911	10,491		Kohl's Corp	20,352	810
Cardinal Health Inc	36,380	2,967		L Brands Inc	27,702	1,305
Eli Lilly & Co	111,977	9,418		Lowe's Cos Inc	99,874	8,211
Express Scripts Holding Co (a)	69,856	4,604		Macy's Inc	35,071	1,039
Johnson & Johnson	312,925	38,975		McDonald's Corp	94,452	12,242
Mallinckrodt PLC (a)	12,083	539		Nordstrom Inc	13,135	612
McKesson Corp	24,455	3,626		O'Reilly Automotive Inc (a)	10,568	2,852
Mead Johnson Nutrition Co	21,154	1,884		PVH Corp	9,141	946
Merck & Co Inc	316,641	20,119		Ross Stores Inc	45,453	2,994
Mylan NV (a)	53,111	2,071		Signet Jewelers Ltd	8,026	556
Perrigo Co PLC	16,535	1,098		Staples Inc	75,026	658
Pfizer Inc (b)	686,418	23,482		Starbucks Corp	168,079	9,814
Zoetis Inc	56,737	3,028		Target Corp	64,140	3,540
		$145,202		Tiffany & Co	12,343	1,176
Pipelines - 0.38%				TJX Cos Inc/The	75,182	5,945
Kinder Morgan Inc/DE	221,418	4,814		Tractor Supply Co	15,076	1,040
				Ulta Beauty Inc (a)	6,746	1,924
ONEOK Inc	24,306	1,347
Williams Cos Inc/The	95,240	2,818		Walgreens Boots Alliance Inc	98,344	8,167
		$8,979		Wal-Mart Stores Inc	173,668	12,518
Real Estate - 0.05%				Yum! Brands Inc	38,767	2,477
CBRE Group Inc (a)	34,675	1,206				$136,213
				Savings & Loans - 0.03%
REITS - 2.84%				People's United Financial Inc	36,549	665
Alexandria Real Estate Equities Inc	10,249	1,133
American Tower Corp	49,267	5,988		Semiconductors - 3.36%
				Advanced Micro Devices Inc (a)	88,966	1,294
Apartment Investment & Management Co	18,108	803
AvalonBay Communities Inc	15,838	2,908		Analog Devices Inc	41,974	3,440
Boston Properties Inc	17,741	2,349		Applied Materials Inc	124,534	4,844
Crown Castle International Corp	41,580	3,927		Broadcom Ltd	46,251	10,127
Digital Realty Trust Inc	18,367	1,954		Intel Corp	545,271	19,668
Equinix Inc	8,953	3,585		KLA-Tencor Corp	18,075	1,718
Equity Residential	42,336	2,634		Lam Research Corp	18,780	2,411
Essex Property Trust Inc	7,559	1,750		Microchip Technology Inc	24,960	1,842
				Micron Technology Inc (a)	119,547	3,455
Extra Space Storage Inc	14,521	1,080
Federal Realty Investment Trust	8,315	1,110		NVIDIA Corp	67,928	7,399
				Qorvo Inc (a)	14,583	1,000
GGP Inc	67,359	1,562
HCP Inc	53,994	1,689		QUALCOMM Inc	170,344	9,768
Host Hotels & Resorts Inc	85,256	1,591		Skyworks Solutions Inc	21,326	2,090
Iron Mountain Inc	28,285	1,009		Texas Instruments Inc	115,286	9,287
Kimco Realty Corp	49,086	1,084		Xilinx Inc	28,709	1,662
Macerich Co/The	13,940	898				$80,005
Mid-America Apartment Communities Inc	13,094	1,332		Software - 4.94%
Prologis Inc	61,048	3,167		Activision Blizzard Inc	79,772	3,977
Public Storage	17,221	3,770		Adobe Systems Inc (a)	57,164	7,439
Realty Income Corp	31,266	1,861		Akamai Technologies Inc (a)	19,973	1,192
Regency Centers Corp	16,841	1,118		Autodesk Inc (a)	22,586	1,953
Simon Property Group Inc	36,884	6,345		CA Inc	36,153	1,147
SL Green Realty Corp	11,599	1,237		Cerner Corp (a)	33,843	1,992
UDR Inc	30,821	1,118		Citrix Systems Inc (a)	18,031	1,504
Ventas Inc	40,898	2,660		Dun & Bradstreet Corp/The	4,246	458
Vornado Realty Trust	19,852	1,991		Electronic Arts Inc (a)	35,551	3,183
Welltower Inc	41,813	2,961		Fidelity National Information Services Inc	37,917	3,019
				Fiserv Inc (a)	24,745	2,853

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
Software (continued)				Sector	Percent
Intuit Inc	28,024	$3,251		Consumer, Non-cyclical	22.43%
Microsoft Corp	891,201	58,694		Financial	18.03%
Oracle Corp	345,645	15,419		Technology	13.77%
Paychex Inc	36,832	2,169		Communications	13.56%
Red Hat Inc (a)	20,561	1,779		Industrial	9.73%
salesforce.com Inc (a)	75,528	6,230		Consumer, Cyclical	8.81%
Synopsys Inc (a)	17,356	1,252		Energy	6.48%
		$117,511		Utilities	3.14%
Telecommunications - 3.29%				Basic Materials	2.28%
AT&T Inc	708,295	29,429		Investment Companies	1.89%
CenturyLink Inc	63,035	1,486		Diversified	0.04%
Cisco Systems Inc	577,546	19,521		Other Assets and Liabilities	(0.16)%
Juniper Networks Inc	44,053	1,226		TOTAL NET ASSETS	100.00%
Level 3 Communications Inc (a)	33,693	1,928
Motorola Solutions Inc	18,999	1,638
Verizon Communications Inc	470,110	22,918
		$78,146
Textiles - 0.07%
Mohawk Industries Inc (a)	7,272	1,669

Toys, Games & Hobbies - 0.10%
Hasbro Inc	12,901	1,288
Mattel Inc	39,493	1,011
		$2,299
Transportation - 1.58%
CH Robinson Worldwide Inc	16,302	1,260
CSX Corp	106,845	4,974
Expeditors International of Washington Inc	20,773	1,173
FedEx Corp	28,277	5,518
JB Hunt Transport Services Inc	10,013	919
Kansas City Southern	12,299	1,055
Norfolk Southern Corp	33,509	3,752
Ryder System Inc	6,166	465
Union Pacific Corp	93,853	9,941
United Parcel Service Inc	79,487	8,529
		$37,586
Water - 0.07%
American Water Works Co Inc	20,553	1,598

TOTAL COMMON STOCKS		$2,336,400
INVESTMENT COMPANIES - 1.89%	Shares Held	Value(000	's)
Exchange Traded Funds - 0.14%
iShares Core S&P 500 ETF	14,316	3,397

Money Market Funds - 1.75%
BlackRock Liquidity Funds FedFund Portfolio	41,495,454	41,495

TOTAL INVESTMENT COMPANIES		$44,892
Total Investments		$2,381,292
Other Assets and Liabilities - (0.16)%		$(3,778)
TOTAL NET ASSETS - 100.00%		$2,377,514

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $6,850 or 0.29% of net assets.

		Futures Contracts
					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2017	Long	352	$41,589	$41,522	$(67)
Total					$(67)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2017 (unaudited)

COMMON STOCKS - 91.43%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.13%			Beverages - 1.87%
Interpublic Group of Cos Inc/The	3,736	$92	Brown-Forman Corp - B Shares	1,683	$78
Omnicom Group Inc	2,231	192	Coca-Cola Co/The	36,770	1,560
		$284	Constellation Brands Inc	1,643	266
Aerospace & Defense - 2.04%			Dr Pepper Snapple Group Inc	1,742	171
Arconic Inc	4,192	110	Molson Coors Brewing Co	1,754	168
Boeing Co/The	5,420	959	Monster Beverage Corp (a)	3,828	177
General Dynamics Corp	2,707	507	PepsiCo Inc	13,581	1,519
Harris Corp	1,184	132			$3,939
L3 Technologies Inc	740	122	Biotechnology - 2.25%
Lockheed Martin Corp	2,375	635	Alexion Pharmaceuticals Inc (a)	2,137	259
Northrop Grumman Corp	1,661	395	Amgen Inc	7,007	1,150
Raytheon Co	2,786	425	Biogen Inc (a)	2,054	562
Rockwell Collins Inc	1,244	121	Celgene Corp (a)	7,402	921
TransDigm Group Inc	472	104	Gilead Sciences Inc	12,437	845
United Technologies Corp	7,131	800	Illumina Inc (a)	1,392	237
		$4,310	Incyte Corp (a)	1,676	224
Agriculture - 1.77%			Regeneron Pharmaceuticals Inc (a)	723	280
Altria Group Inc	18,455	1,318	Vertex Pharmaceuticals Inc (a)	2,364	258
Archer-Daniels-Midland Co	5,434	250			$4,736
Philip Morris International Inc	14,762	1,667	Building Materials - 0.40%
Reynolds American Inc	7,869	496	Fortune Brands Home & Security Inc	1,456	88
		$3,731	Johnson Controls International plc	8,932	376
Airlines - 0.54%			Martin Marietta Materials Inc	600	131
Alaska Air Group Inc	1,174	108	Masco Corp	3,048	104
American Airlines Group Inc	4,797	203	Vulcan Materials Co	1,259	152
Delta Air Lines Inc	6,953	320			$851
Southwest Airlines Co	5,854	315	Chemicals - 1.79%
United Continental Holdings Inc (a)	2,724	192	Air Products & Chemicals Inc	2,070	280
		$1,138	Albemarle Corp	1,071	113
Apparel - 0.53%			CF Industries Holdings Inc	2,218	65
Hanesbrands Inc	3,603	75	Dow Chemical Co/The	10,621	675
Michael Kors Holdings Ltd (a)	1,545	59	Eastman Chemical Co	1,393	113
NIKE Inc	12,610	703	EI du Pont de Nemours & Co	8,227	661
Ralph Lauren Corp	536	44	FMC Corp	1,272	89
Under Armour Inc - Class A (a)	1,748	34	International Flavors & Fragrances Inc	752	100
Under Armour Inc - Class C (a)	1,754	32	LyondellBasell Industries NV	3,140	286
VF Corp	3,152	173	Monsanto Co	4,172	472
		$1,120	Mosaic Co/The	3,332	97
Automobile Manufacturers - 0.53%			PPG Industries Inc	2,446	257
Ford Motor Co	37,144	432	Praxair Inc	2,712	322
General Motors Co	12,971	459	Sherwin-Williams Co/The	772	239
PACCAR Inc	3,339	224			$3,769
		$1,115	Commercial Services - 1.31%
Automobile Parts & Equipment - 0.18%			Automatic Data Processing Inc	4,271	437
BorgWarner Inc	1,902	80	Cintas Corp	819	104
Delphi Automotive PLC	2,565	206	Ecolab Inc	2,498	313
Goodyear Tire & Rubber Co/The	2,394	86	Equifax Inc	1,140	156
		$372	Global Payments Inc	1,448	117
Banks - 7.16%			H&R Block Inc	1,970	46
Bank of America Corp	95,396	2,250	Moody's Corp	1,579	177
			Nielsen Holdings PLC	3,198	132
Bank of New York Mellon Corp/The	9,872	466	PayPal Holdings Inc (a)	10,686	460
BB&T Corp	7,692	344	Quanta Services Inc (a)	1,439	53
Capital One Financial Corp	4,573	396
Citigroup Inc	26,365	1,577	Robert Half International Inc	1,216	59
Citizens Financial Group Inc	4,844	167	S&P Global Inc	2,458	321
Comerica Inc	1,673	115	Total System Services Inc	1,570	84
			United Rentals Inc (a)	802	100
Fifth Third Bancorp	7,141	181	Verisk Analytics Inc (a)	1,472	120
Goldman Sachs Group Inc/The	3,525	810
Huntington Bancshares Inc/OH	10,333	138	Western Union Co/The	4,576	93
JPMorgan Chase & Co	33,989	2,986			$2,772
KeyCorp	10,205	182	Computers - 5.15%
M&T Bank Corp	1,467	227	Accenture PLC - Class A	5,924	710
Morgan Stanley	13,673	586	Apple Inc	49,924	7,172
			Cognizant Technology Solutions Corp (a)	5,791	345
Northern Trust Corp	2,046	177
PNC Financial Services Group Inc/The	4,626	556	CSRA Inc	1,381	40
Regions Financial Corp	11,468	167	Hewlett Packard Enterprise Co	15,842	376
State Street Corp	3,416	272	HP Inc	16,113	288
SunTrust Banks Inc	4,676	259	International Business Machines Corp	8,167	1,422
US Bancorp	15,153	780	NetApp Inc	2,578	108
Wells Fargo & Co	42,849	2,385	Seagate Technology PLC	2,808	129
			Teradata Corp (a)	1,245	39
Zions Bancorporation	1,926	81
		$15,102	Western Digital Corp	2,741	226
					$10,855

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Consumer Products - 0.38%			Electronics (continued)
Avery Dennison Corp	851	$69	Corning Inc	8,831	$238
Church & Dwight Co Inc	2,423	121	FLIR Systems Inc	1,297	47
Clorox Co/The	1,220	164	Fortive Corp	2,864	173
Kimberly-Clark Corp	3,385	445	Garmin Ltd	1,094	56
		$799	Honeywell International Inc	7,243	904
Cosmetics & Personal Care - 1.45%			Mettler-Toledo International Inc (a)	246	118
Colgate-Palmolive Co	8,401	615	PerkinElmer Inc	1,044	61
Coty Inc	4,478	81	TE Connectivity Ltd	3,380	252
Estee Lauder Cos Inc/The	2,115	179	Waters Corp (a)	762	119
Procter & Gamble Co/The	24,326	2,186			$2,407
		$3,061	Engineering & Construction - 0.06%
Distribution & Wholesale - 0.16%			Fluor Corp	1,326	70
Fastenal Co	2,752	141	Jacobs Engineering Group Inc	1,152	63
LKQ Corp (a)	2,930	86			$133
WW Grainger Inc	515	120	Environmental Control - 0.23%
		$347	Republic Services Inc	2,194	138
Diversified Financial Services - 3.08%			Stericycle Inc (a)	809	67
Affiliated Managers Group Inc	539	88	Waste Management Inc	3,849	280
Alliance Data Systems Corp	532	132			$485
American Express Co	7,204	570	Food - 1.50%
Ameriprise Financial Inc	1,465	190	Campbell Soup Co	1,840	105
BlackRock Inc	1,157	444	Conagra Brands Inc	3,934	159
CBOE Holdings Inc	872	71	General Mills Inc	5,519	326
Charles Schwab Corp/The	11,559	472	Hershey Co/The	1,328	145
CME Group Inc	3,232	384	Hormel Foods Corp	2,566	89
Discover Financial Services	3,668	251	JM Smucker Co/The	1,107	145
E*TRADE Financial Corp (a)	2,613	91	Kellogg Co	2,405	175
Franklin Resources Inc	3,281	138	Kraft Heinz Co/The	5,675	515
Intercontinental Exchange Inc	5,668	339	Kroger Co/The	8,792	259
Invesco Ltd	3,840	118	McCormick & Co Inc/MD	1,081	105
Mastercard Inc	8,965	1,008	Mondelez International Inc	14,526	626
Nasdaq Inc	1,094	76	Sysco Corp	4,729	246
Navient Corp	2,769	41	Tyson Foods Inc	2,730	168
Raymond James Financial Inc	1,216	93	Whole Foods Market Inc	3,031	90
Synchrony Financial	7,329	251			$3,153
T Rowe Price Group Inc	2,316	158	Forest Products & Paper - 0.09%
Visa Inc	17,680	1,571	International Paper Co	3,913	199
		$6,486
Electric - 2.64%			Gas - 0.21%
AES Corp/VA	6,272	70	CenterPoint Energy Inc	4,098	113
Alliant Energy Corp	2,166	86	NiSource Inc	3,077	73
Ameren Corp	2,308	126	Sempra Energy	2,384	264
American Electric Power Co Inc	4,679	314			$450
CMS Energy Corp	2,663	119	Hand & Machine Tools - 0.14%
Consolidated Edison Inc	2,902	225	Snap-on Inc	551	93
Dominion Resources Inc/VA	5,976	464	Stanley Black & Decker Inc	1,451	193
DTE Energy Co	1,707	174			$286
Duke Energy Corp	6,657	546	Healthcare - Products - 2.73%
Edison International	3,100	247	Abbott Laboratories	16,443	730
Entergy Corp	1,707	130	Baxter International Inc	4,625	240
Eversource Energy	3,015	177	Becton Dickinson and Co	2,025	371
Exelon Corp	8,817	317	Boston Scientific Corp (a)	12,974	323
FirstEnergy Corp	4,210	134	Cooper Cos Inc/The	465	93
NextEra Energy Inc	4,449	571	CR Bard Inc	685	170
NRG Energy Inc	3,006	56	Danaher Corp	5,805	497
PG&E Corp	4,823	320	DENTSPLY SIRONA Inc	2,185	136
Pinnacle West Capital Corp	1,059	88	Edwards Lifesciences Corp (a)	2,022	190
PPL Corp	6,468	242	Henry Schein Inc (a)	753	128
Public Service Enterprise Group Inc	4,817	214	Hologic Inc (a)	2,657	113
SCANA Corp	1,359	89	IDEXX Laboratories Inc (a)	837	129
Southern Co/The	9,430	469	Intuitive Surgical Inc (a)	349	268
WEC Energy Group Inc	3,003	182	Medtronic PLC	13,025	1,049
Xcel Energy Inc	4,826	215	Patterson Cos Inc	782	35
		$5,575	Stryker Corp	2,945	388
Electrical Components & Equipment - 0.27%			Thermo Fisher Scientific Inc	3,714	571
Acuity Brands Inc	419	86	Varian Medical Systems Inc (a)	889	81
AMETEK Inc	2,183	118	Zimmer Biomet Holdings Inc	1,913	234
Emerson Electric Co	6,138	367			$5,746
		$571	Healthcare - Services - 1.85%
Electronics - 1.14%			Aetna Inc	3,346	427
Agilent Technologies Inc	3,064	162	Anthem Inc	2,515	416
Allegion PLC	908	69	Centene Corp (a)	1,636	116
Amphenol Corp	2,927	208	Cigna Corp	2,446	358

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Services (continued)			Lodging (continued)
DaVita Inc (a)	1,481	$101	Wynn Resorts Ltd	756	$87
Envision Healthcare Corp (a)	1,117	68			$453
HCA Holdings Inc (a)	2,747	244	Machinery - Construction & Mining - 0.25%
Humana Inc	1,420	293	Caterpillar Inc	5,580	518
Laboratory Corp of America Holdings (a)	973	140
Quest Diagnostics Inc	1,308	128	Machinery - Diversified - 0.50%
UnitedHealth Group Inc	9,145	1,500	Cummins Inc	1,472	223
Universal Health Services Inc	849	106	Deere & Co	2,788	303
		$3,897	Flowserve Corp	1,241	60
Holding Companies - Diversified - 0.04%			Rockwell Automation Inc	1,223	190
Leucadia National Corp	3,081	80	Roper Technologies Inc	969	200
			Xylem Inc/NY	1,707	86
Home Builders - 0.13%					$1,062
DR Horton Inc	3,233	108	Media - 2.82%
Lennar Corp - A Shares	1,933	99	CBS Corp	3,539	246
PulteGroup Inc	2,721	64	Charter Communications Inc (a)	2,047	670
		$271	Comcast Corp - Class A	45,035	1,693
Home Furnishings - 0.09%			Discovery Communications Inc - A Shares (a)	1,452	42
Leggett & Platt Inc	1,272	64	Discovery Communications Inc - C Shares (a)	2,052	58
Whirlpool Corp	708	121	DISH Network Corp (a)	2,159	137
		$185	News Corp - A Shares	3,632	47
Housewares - 0.10%			News Corp - B Shares	1,139	16
Newell Brands Inc	4,590	216	Scripps Networks Interactive Inc	909	71
			TEGNA Inc	2,043	52
Insurance - 3.81%			Time Warner Inc	7,368	720
Aflac Inc	3,819	277	Twenty-First Century Fox Inc - A Shares	10,013	324
Allstate Corp/The	3,474	283	Twenty-First Century Fox Inc - B Shares	4,635	147
American International Group Inc	8,855	553	Viacom Inc - B Shares	3,306	154
Aon PLC	2,498	297	Walt Disney Co/The	13,843	1,570
Arthur J Gallagher & Co	1,699	96			$5,947
Assurant Inc	529	51	Mining - 0.16%
Berkshire Hathaway Inc - Class B (a)	18,073	3,012	Freeport-McMoRan Inc (a)	12,653	169
Chubb Ltd	4,432	604	Newmont Mining Corp	5,057	167
Cincinnati Financial Corp	1,426	103			$336
Hartford Financial Services Group Inc/The	3,557	171	Miscellaneous Manufacturers - 2.38%
Lincoln National Corp	2,143	140	3M Co	5,673	1,086
Loews Corp	2,626	123	Dover Corp	1,479	119
Marsh & McLennan Cos Inc	4,900	362	Eaton Corp PLC	4,279	317
MetLife Inc	10,346	546	General Electric Co (b)	83,022	2,474
Progressive Corp/The	5,526	217	Illinois Tool Works Inc	2,967	393
Prudential Financial Inc	4,091	436	Ingersoll-Rand PLC	2,469	201
Torchmark Corp	1,042	80	Parker-Hannifin Corp	1,268	203
Travelers Cos Inc/The	2,661	321	Pentair PLC	1,591	100
Unum Group	2,181	102	Textron Inc	2,570	122
Willis Towers Watson PLC	1,212	159			$5,015
XL Group Ltd	2,521	100	Office & Business Equipment - 0.03%
		$8,033	Xerox Corp	8,125	60
Internet - 6.61%
Alphabet Inc - A Shares (a)	2,827	2,397	Oil & Gas - 4.74%
Alphabet Inc - C Shares (a)	2,811	2,332	Anadarko Petroleum Corp	5,319	330
Amazon.com Inc (a)	3,768	3,340	Apache Corp	3,613	186
eBay Inc (a)	9,619	323	Cabot Oil & Gas Corp	4,521	108
Expedia Inc	1,147	145	Chesapeake Energy Corp (a)	7,248	43
F5 Networks Inc (a)	616	88	Chevron Corp	18,014	1,934
Facebook Inc (a)	22,411	3,183	Cimarex Energy Co	905	108
Netflix Inc (a)	4,095	605	Concho Resources Inc (a)	1,409	181
Priceline Group Inc/The (a)	467	831	ConocoPhillips	11,759	586
Symantec Corp	5,888	181	Devon Energy Corp	4,991	208
TripAdvisor Inc (a)	1,074	46	EOG Resources Inc	5,488	535
VeriSign Inc (a)	847	74	EQT Corp	1,649	101
Yahoo! Inc (a)	8,352	388	Exxon Mobil Corp (b)	39,457	3,236
		$13,933	Helmerich & Payne Inc	1,033	69
Iron & Steel - 0.09%			Hess Corp	2,560	123
Nucor Corp	3,034	181	Marathon Oil Corp	8,061	127
			Marathon Petroleum Corp	5,022	254
Leisure Products & Services - 0.23%			Murphy Oil Corp	1,542	44
Carnival Corp	3,977	234	Newfield Exploration Co (a)	1,892	70
Harley-Davidson Inc	1,678	102	Noble Energy Inc	4,143	142
Royal Caribbean Cruises Ltd	1,594	156	Occidental Petroleum Corp	7,272	461
		$492	Phillips 66	4,197	333
Lodging - 0.21%			Pioneer Natural Resources Co	1,615	301
Marriott International Inc/MD	2,992	282	Range Resources Corp	1,790	52
Wyndham Worldwide Corp	998	84	Southwestern Energy Co (a)	4,738	39

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas (continued)			REITS (continued)
Tesoro Corp	1,113	$90	Weyerhaeuser Co	7,127	$242
Transocean Ltd (a)	3,704	46			$5,572
Valero Energy Corp	4,292	285	Retail - 5.33%
		$9,992	Advance Auto Parts Inc	701	104
Oil & Gas Services - 0.94%			AutoNation Inc (a)	624	26
Baker Hughes Inc	4,047	242	AutoZone Inc (a)	270	195
Halliburton Co	8,249	406	Bed Bath & Beyond Inc	1,430	56
National Oilwell Varco Inc	3,603	145	Best Buy Co Inc	2,576	127
Schlumberger Ltd	13,266	1,036	CarMax Inc (a)	1,780	105
TechnipFMC PLC (a)	4,439	144	Chipotle Mexican Grill Inc (a)	273	122
		$1,973	Coach Inc	2,670	110
Packaging & Containers - 0.16%			Costco Wholesale Corp	4,176	700
Ball Corp	1,665	124	CVS Health Corp	9,760	766
Sealed Air Corp	1,841	80	Darden Restaurants Inc	1,181	99
WestRock Co	2,382	124	Dollar General Corp	2,418	169
		$328	Dollar Tree Inc (a)	2,246	176
Pharmaceuticals - 5.68%			Foot Locker Inc	1,259	94
AbbVie Inc	15,167	988	Gap Inc/The	2,087	51
Allergan PLC	3,189	762	Genuine Parts Co	1,411	130
AmerisourceBergen Corp	1,571	139	Home Depot Inc/The	11,591	1,702
Bristol-Myers Squibb Co	15,917	866	Kohl's Corp	1,679	67
Cardinal Health Inc	3,001	245	L Brands Inc	2,285	108
Eli Lilly & Co	9,239	777	Lowe's Cos Inc	8,240	677
Express Scripts Holding Co (a)	5,763	380	Macy's Inc	2,893	86
Johnson & Johnson	25,819	3,216	McDonald's Corp	7,793	1,010
Mallinckrodt PLC (a)	997	44	Nordstrom Inc	1,083	51
McKesson Corp	2,017	299	O'Reilly Automotive Inc (a)	872	235
Mead Johnson Nutrition Co	1,745	155	PVH Corp	754	78
Merck & Co Inc	26,126	1,660	Ross Stores Inc	3,750	247
Mylan NV (a)	4,382	171	Signet Jewelers Ltd	662	46
Perrigo Co PLC	1,364	91	Staples Inc	6,190	54
Pfizer Inc	56,636	1,937	Starbucks Corp	13,868	810
Zoetis Inc	4,681	250	Target Corp	5,292	292
		$11,980	Tiffany & Co	1,018	97
Pipelines - 0.35%			TJX Cos Inc/The	6,203	491
Kinder Morgan Inc/DE	18,269	397	Tractor Supply Co	1,243	86
			Ulta Beauty Inc (a)	556	159
ONEOK Inc	2,005	111
Williams Cos Inc/The	7,858	233	Walgreens Boots Alliance Inc	8,114	674
		$741	Wal-Mart Stores Inc	14,329	1,033
Real Estate - 0.05%			Yum! Brands Inc	3,198	204
CBRE Group Inc (a)	2,861	99			$11,237
			Savings & Loans - 0.03%
REITS - 2.64%			People's United Financial Inc	3,015	55
Alexandria Real Estate Equities Inc	845	93
American Tower Corp	4,065	494	Semiconductors - 3.13%
			Advanced Micro Devices Inc (a)	7,340	107
Apartment Investment & Management Co	1,494	66
AvalonBay Communities Inc	1,306	240	Analog Devices Inc	3,463	284
Boston Properties Inc	1,463	194	Applied Materials Inc	10,275	400
Crown Castle International Corp	3,430	324	Broadcom Ltd	3,816	836
Digital Realty Trust Inc	1,515	161	Intel Corp	44,990	1,623
Equinix Inc	738	296	KLA-Tencor Corp	1,491	142
Equity Residential	3,493	217	Lam Research Corp	1,549	199
Essex Property Trust Inc	623	144	Microchip Technology Inc	2,059	152
			Micron Technology Inc (a)	9,863	285
Extra Space Storage Inc	1,198	89
Federal Realty Investment Trust	686	92	NVIDIA Corp	5,604	610
			Qorvo Inc (a)	1,203	82
GGP Inc	5,557	129
HCP Inc	4,455	139	QUALCOMM Inc	14,055	806
Host Hotels & Resorts Inc	7,034	131	Skyworks Solutions Inc	1,759	172
Iron Mountain Inc	2,333	83	Texas Instruments Inc	9,512	766
Kimco Realty Corp	4,050	90	Xilinx Inc	2,368	137
Macerich Co/The	1,150	74			$6,601
Mid-America Apartment Communities Inc	1,080	110	Software - 4.60%
Prologis Inc	5,037	261	Activision Blizzard Inc	6,582	328
Public Storage	1,420	311	Adobe Systems Inc (a)	4,716	614
Realty Income Corp	2,579	154	Akamai Technologies Inc (a)	1,648	98
Regency Centers Corp	1,389	92	Autodesk Inc (a)	1,863	161
Simon Property Group Inc	3,043	524	CA Inc	2,983	95
SL Green Realty Corp	957	102	Cerner Corp (a)	2,792	164
UDR Inc	2,543	92	Citrix Systems Inc (a)	1,487	124
Ventas Inc	3,374	220	Dun & Bradstreet Corp/The	350	38
Vornado Realty Trust	1,638	164	Electronic Arts Inc (a)	2,933	263
Welltower Inc	3,450	244	Fidelity National Information Services Inc	3,128	249
			Fiserv Inc (a)	2,041	235

See accompanying notes.

Schedule of Investments

LargeCap S&P 500 Managed Volatility Index Account March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
Software (continued)				Sector	Percent
Intuit Inc	2,312	$268		Consumer, Non-cyclical	20.87%
Microsoft Corp (b)	73,533	4,843		Financial	16.77%
Oracle Corp	28,519	1,272		Technology	12.83%
Paychex Inc	3,039	179		Communications	12.62%
Red Hat Inc (a)	1,696	147		Industrial	9.04%
salesforce.com Inc (a)	6,231	514		Investment Companies	8.74%
Synopsys Inc (a)	1,432	103		Consumer, Cyclical	8.19%
		$9,695		Energy	6.03%
Telecommunications - 3.06%				Utilities	2.91%
AT&T Inc	58,441	2,428		Basic Materials	2.13%
CenturyLink Inc	5,201	123		Purchased Options	0.14%
Cisco Systems Inc	47,653	1,611		Diversified	0.04%
Juniper Networks Inc	3,634	101		Other Assets and Liabilities	(0.31)%
Level 3 Communications Inc (a)	2,780	159		TOTAL NET ASSETS	100.00%
Motorola Solutions Inc	1,567	135
Verizon Communications Inc	38,788	1,891
		$6,448
Textiles - 0.07%
Mohawk Industries Inc (a)	600	138

Toys, Games & Hobbies - 0.09%
Hasbro Inc	1,064	106
Mattel Inc	3,258	84
		$190
Transportation - 1.47%
CH Robinson Worldwide Inc	1,345	104
CSX Corp	8,815	410
Expeditors International of Washington Inc	1,713	97
FedEx Corp	2,333	455
JB Hunt Transport Services Inc	826	76
Kansas City Southern	1,014	87
Norfolk Southern Corp	2,764	310
Ryder System Inc	508	38
Union Pacific Corp	7,743	820
United Parcel Service Inc	6,558	704
		$3,101
Water - 0.06%
American Water Works Co Inc	1,695	132

TOTAL COMMON STOCKS		$192,753
INVESTMENT COMPANIES - 8.74%	Shares Held	Value(000	's)
Exchange Traded Funds - 1.00%
iShares Core S&P 500 ETF	8,858	2,102

Money Market Funds - 7.74%
BlackRock Liquidity Funds FedFund Portfolio	16,313,774	16,314

TOTAL INVESTMENT COMPANIES		$18,416
TOTAL PURCHASED OPTIONS - 0.14%		$301
Total Investments		$211,470
Other Assets and Liabilities - (0.31)%		$(644)
TOTAL NET ASSETS - 100.00%		$210,826

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,441 or 0.68% of net assets.

		Futures Contracts
					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2017	Long	52	$6,145	$6,134	$(11)
Total					$(11)
Amounts in thousands except contracts

See accompanying notes.

		Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2017 (unaudited)

Options

				Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$2,375.00	04/10/2017	50	$30	$21		$(9)
Call - S&P 500 Index	$2,430.00	04/24/2017	150	94	17		(77)
Put - S&P 500 Index	$2,340.00	04/10/2017	25	21	9		(12)
Put - S&P 500 Index	$2,320.00	04/24/2017	300	444	254		(190)
Total				$589	$301		$(288)

				Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$2,365.00	04/10/2017	50	$(52)	$(42)		$10
Call - S&P 500 Index	$2,460.00	04/24/2017	150	(31)	(4)		27
Put - S&P 500 Index	$2,350.00	04/10/2017	25	(28)	(13)		15
Put - S&P 500 Index	$2,280.00	04/24/2017	300	(282)	(123)		159
Total				$(393)	$(182)		$211

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap Value Account
March 31, 2017 (unaudited)

COMMON STOCKS - 99.39%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.38%				Insurance (continued)
L3 Technologies Inc	11,800	$1,950		Unum Group	54,400	$2,551
						$14,980
Agriculture - 0.66%				Iron & Steel - 0.80%
Bunge Ltd	11,800	935		Nucor Corp	9,700	580
				Steel Dynamics Inc	15,800	549
Airlines - 0.62%						$1,129
Copa Holdings SA	7,800	876		Lodging - 0.78%
				Extended Stay America Inc	25,400	405
Automobile Parts & Equipment - 1.94%				MGM Resorts International	25,400	696
Allison Transmission Holdings Inc	54,020	1,948				$1,101
Lear Corp	5,600	793		Machinery - Diversified - 1.38%
		$2,741		Cummins Inc	12,900	1,951
Banks - 16.49%
Bank of America Corp	190,420	4,492		Miscellaneous Manufacturers - 2.44%
JPMorgan Chase & Co	90,660	7,964		General Electric Co	22,200	662
Morgan Stanley	90,720	3,886		Parker-Hannifin Corp	17,350	2,781
State Street Corp	14,076	1,121				$3,443
SunTrust Banks Inc	72,740	4,022		Oil & Gas - 10.73%
Wells Fargo & Co	32,000	1,781		Chevron Corp	40,410	4,339
		$23,266		Devon Energy Corp	16,440	686
Chemicals - 4.10%				EOG Resources Inc	26,430	2,578
Cabot Corp	20,980	1,257		Exxon Mobil Corp	36,910	3,027
Dow Chemical Co/The	71,220	4,525		Nabors Industries Ltd	68,600	897
		$5,782		Patterson-UTI Energy Inc	33,880	822
Computers - 2.53%				Valero Energy Corp	42,100	2,791
Apple Inc	10,600	1,523				$15,140
Leidos Holdings Inc	39,900	2,040		Pharmaceuticals - 5.22%
		$3,563		Johnson & Johnson	22,300	2,778
Cosmetics & Personal Care - 1.01%				Merck & Co Inc	46,300	2,942
Procter & Gamble Co/The	15,870	1,426		Pfizer Inc (b)	48,300	1,652
						$7,372
Distribution & Wholesale - 0.60%				REITS - 5.76%
WESCO International Inc (a)	12,200	849		Annaly Capital Management Inc	18,900	210
				Corporate Office Properties Trust	35,570	1,177
Electric - 3.09%				Duke Realty Corp	88,430	2,323
Exelon Corp	72,200	2,598		EPR Properties	6,500	479
Public Service Enterprise Group Inc	39,740	1,762		Highwoods Properties Inc	17,400	855
		$4,360		Liberty Property Trust	18,560	715
Entertainment - 0.68%				Prologis Inc	20,510	1,064
International Game Technology PLC	40,500	960		Sun Communities Inc	16,170	1,299
						$8,122
Environmental Control - 0.80%				Retail - 5.01%
Waste Management Inc	15,430	1,125		Burlington Stores Inc (a)	12,400	1,206
				CVS Health Corp	15,400	1,209
Food - 1.53%				Wal-Mart Stores Inc	64,550	4,653
Ingredion Inc	10,800	1,300				$7,068
Tyson Foods Inc	13,820	853		Semiconductors - 2.37%
		$2,153		Intel Corp	73,300	2,644
Gas - 3.81%				Lam Research Corp	5,400	693
CenterPoint Energy Inc	126,930	3,500				$3,337
UGI Corp	38,000	1,877		Software - 0.65%
		$5,377		VMware Inc (a)	9,920	914
Hand & Machine Tools - 1.54%
Stanley Black & Decker Inc	16,380	2,176		Telecommunications - 4.70%
				AT&T Inc	34,900	1,450
Healthcare - Products - 2.59%				Cisco Systems Inc	153,290	5,181
Baxter International Inc	34,150	1,771				$6,631
Danaher Corp	22,000	1,882		Transportation - 1.67%
		$3,653		Norfolk Southern Corp	16,880	1,890
Healthcare - Services - 3.89%				Union Pacific Corp	4,400	466
Aetna Inc	6,260	798				$2,356
Anthem Inc	20,580	3,404		TOTAL COMMON STOCKS		$140,218
UnitedHealth Group Inc	4,300	705		INVESTMENT COMPANIES - 0.55%	Shares Held	Value(000	's)
WellCare Health Plans Inc (a)	4,100	575
				Money Market Funds - 0.55%
		$5,482		BlackRock Liquidity Funds FedFund Portfolio	775,963	776
Insurance - 10.62%
Assured Guaranty Ltd	19,500	724		TOTAL INVESTMENT COMPANIES		$776
Berkshire Hathaway Inc - Class B (a)	29,670	4,946
				Total Investments		$140,994
Everest Re Group Ltd	9,760	2,282		Other Assets and Liabilities - 0.06%		$91
Prudential Financial Inc	19,360	2,065		TOTAL NET ASSETS - 100.00%		$141,085
Reinsurance Group of America Inc	4,200	533
Travelers Cos Inc/The	15,590	1,879

See accompanying notes.

Schedule of Investments
LargeCap Value Account
March 31, 2017 (unaudited)

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $889 or 0.63% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	32.87%
Consumer, Non-cyclical	14.90%
Energy	10.73%
Consumer, Cyclical	9.63%
Industrial	9.21%
Utilities	6.90%
Technology	5.55%
Basic Materials	4.90%
Communications	4.70%
Investment Companies	0.55%
Other Assets and Liabilities	0.06%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments MidCap Account March 31, 2017 (unaudited)

COMMON STOCKS - 99.72%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 2.95%				Internet (continued)
TransDigm Group Inc	76,535	$16,850		VeriSign Inc (a)	103,180	$8,988
						$16,859
Banks - 1.17%				Machinery - Diversified - 2.05%
M&T Bank Corp	43,005	6,654		Roper Technologies Inc	56,745	11,717

Beverages - 0.36%				Media - 6.06%
Brown-Forman Corp - B Shares	44,964	2,076		Liberty Broadband Corp - A Shares (a)	33,810	2,877
				Liberty Broadband Corp - C Shares (a)	112,235	9,697
Building Materials - 1.75%				Liberty Global PLC - A Shares (a)	29,410	1,055
Martin Marietta Materials Inc	39,644	8,652		Liberty Global PLC - C Shares (a)	281,640	9,869
Vulcan Materials Co	11,075	1,335		Liberty Media Corp-Liberty Braves - A Shares	6,136	147
		$9,987		(a)
Chemicals - 3.49%				Liberty Media Corp-Liberty Braves - C Shares	29,127	689
Air Products & Chemicals Inc	83,305	11,270		(a)
Axalta Coating Systems Ltd (a)	73,053	2,352		Liberty Media Corp-Liberty Formula One - A	15,464	506
Sherwin-Williams Co/The	20,273	6,289		Shares (a)
		$19,911		Liberty Media Corp-Liberty Formula One - C	48,524	1,657
Commercial Services - 12.37%				Shares (a)
AMERCO	5,617	2,141		Liberty Media Corp-Liberty SiriusXM - A	48,497	1,887
Brookfield Business Partners LP	17,120	422		Shares (a)
Ecolab Inc	25,840	3,239		Liberty Media Corp-Liberty SiriusXM - C	159,953	6,203
IHS Markit Ltd (a)	187,939	7,884		Shares (a)
KAR Auction Services Inc	145,125	6,338				$34,587
Live Nation Entertainment Inc (a)	148,828	4,520		Miscellaneous Manufacturers - 1.89%
Macquarie Infrastructure Corp	80,233	6,465		Colfax Corp (a)	275,216	10,805
Moody's Corp	142,684	15,986
Robert Half International Inc	37,164	1,815		Private Equity - 1.18%
S&P Global Inc	93,120	12,174		KKR & Co LP	95,305	1,737
Verisk Analytics Inc (a)	118,076	9,581		Onex Corp	69,259	4,988
		$70,565				$6,725
Distribution & Wholesale - 1.00%				Real Estate - 7.68%
Fastenal Co	63,746	3,283		Brookfield Asset Management Inc	771,831	28,141
HD Supply Holdings Inc (a)	58,439	2,403		Brookfield Property Partners LP	100,679	2,241
		$5,686		CBRE Group Inc (a)	267,810	9,317
Diversified Financial Services - 2.08%				Howard Hughes Corp/The (a)	35,256	4,134
FNF Group	304,264	11,848				$43,833
				REITS - 5.80%
Electric - 2.39%				Equinix Inc	16,414	6,572
Brookfield Infrastructure Partners LP	289,838	11,208		Forest City Realty Trust Inc	239,138	5,208
Brookfield Renewable Partners LP	81,098	2,411		SBA Communications Corp (a)	177,312	21,343
		$13,619				$33,123
Electronics - 0.71%				Retail - 14.79%
Sensata Technologies Holding NV (a)	92,841	4,054		AutoZone Inc (a)	14,073	10,176
				CarMax Inc (a)	247,574	14,661
Healthcare - Products - 3.23%				Copart Inc (a)	103,560	6,413
CR Bard Inc	34,151	8,488		Dollar General Corp	39,392	2,747
DENTSPLY SIRONA Inc	159,310	9,947		Dollar Tree Inc (a)	145,154	11,389
		$18,435		O'Reilly Automotive Inc (a)	46,092	12,437
Healthcare - Services - 1.01%				Restaurant Brands International Inc	265,808	14,816
DaVita Inc (a)	84,636	5,753		Ross Stores Inc	178,787	11,777
						$84,416
Holding Companies - Diversified - 0.74%				Semiconductors - 1.42%
Leucadia National Corp	162,054	4,213		Microchip Technology Inc	109,862	8,106

Home Builders - 1.05%				Software - 5.75%
Lennar Corp - A Shares	72,638	3,718		Autodesk Inc (a)	141,858	12,267
NVR Inc (a)	1,090	2,297		CDK Global Inc	60,613	3,941
		$6,015		Fidelity National Information Services Inc	104,447	8,316
Insurance - 12.99%				Intuit Inc	56,181	6,516
Alleghany Corp (a)	3,630	2,231		MSCI Inc	18,182	1,767
Aon PLC	172,297	20,450				$32,807
Arch Capital Group Ltd (a)	58,786	5,571		Telecommunications - 1.39%
Brown & Brown Inc	112,716	4,703		EchoStar Corp (a)	27,219	1,550
Loews Corp	181,924	8,509		Motorola Solutions Inc	73,782	6,362
Markel Corp (a)	19,481	19,011				$7,912
Progressive Corp/The	129,288	5,065		Textiles - 1.47%
White Mountains Insurance Group Ltd	4,899	4,311		Mohawk Industries Inc (a)	36,428	8,360
Willis Towers Watson PLC	32,718	4,282
		$74,133		TOTAL COMMON STOCKS		$569,049
Internet - 2.95%
Liberty Expedia Holdings Inc (a)	70,835	3,222
Liberty Ventures (a)	104,530	4,649

See accompanying notes.

		Schedule of Investments
		MidCap Account
		March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 0.08%	Shares Held	Value(000	's)
Money Market Funds - 0.08%
BlackRock Liquidity Funds FedFund Portfolio	444,358	$444

TOTAL INVESTMENT COMPANIES		$444
Total Investments		$569,493
Other Assets and Liabilities - 0.20%		$1,132
TOTAL NET ASSETS - 100.00%		$570,625

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		30.90%
Consumer, Cyclical		18.31%
Consumer, Non-cyclical		16.97%
Communications		10.40%
Industrial		9.35%
Technology		7.17%
Basic Materials		3.49%
Utilities		2.39%
Diversified		0.74%
Investment Companies		0.08%
Other Assets and Liabilities		0.20%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Multi-Asset Income Account
March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.09%	Shares Held		Value
Principal Funds, Inc. Institutional Class - 100.09%
Equity Income Fund (a)		472	$13,687
Global Diversified Income Fund (a)		6,634	91,151
Global Real Estate Securities Fund (a)		1,406	12,488
High Yield Fund (a)		4,249	31,356
International Fund I (a)		952	13,112
Preferred Securities Fund (a)		3,060	31,121
Real Estate Debt Income Fund (a)		1,474	14,017
			$206,932
TOTAL INVESTMENT COMPANIES			$206,932
Total Investments			$206,932
Other Assets and Liabilities - (0.09)%			$(195)
TOTAL NET ASSETS - 100.00%			$206,737

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
Specialty Funds			44.09%
Fixed Income Funds			37.00%
International Equity Funds			12.38%
Domestic Equity Funds			6.62%
Other Assets and Liabilities			(0.09)%
TOTAL NET ASSETS			100.00%

December 31,		December 31,							March 31,
Affiliated Securities	2016	2016	Purchases		Purchases	Sales	Sales	March 31, 2017	2017
Shares		Cost	Shares		Cost	Shares	Proceeds	Shares	Cost
Equity Income Fund	455	$12,382		87	$2,540	70	$2,056	472	$12,865
Global Diversified Income Fund	6,357	86,945		1,254	17,175	977	13,431	6,634	90,703
Global Real Estate Securities Fund	1,406	12,866		253	2,218	253	2,235	1,406	12,830
High Yield Fund	4,067	29,197		804	5,903	622	4,579	4,249	30,533
International Fund I	922	12,127		170	2,281	140	1,908	952	12,480
Preferred Securities Fund	2,731	27,833		779	7,886	450	4,572	3,060	31,149
Real Estate Debt Income Fund	1,591	15,619		281	2,674	398	3,795	1,474	14,508
		$196,969			$40,677		$32,576		$205,068

					Realized Gain/Loss			Realized Gain from
			Income		on Investments		Capital Gain Distributions
Equity Income Fund	$		79			$(1)			$—
Global Diversified Income Fund		1,118				14			—
Global Real Estate Securities Fund			27			(19)			—
High Yield Fund			428			12			—
International Fund I			—			(20)			—
Preferred Securities Fund			365			2			—
Real Estate Debt Income Fund			115			10			—
		$2,132				$(2)			$—

Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2017 (unaudited)

COMMON STOCKS - 97.77%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 3.35%			Electric - 2.10%
Boeing Co/The	13,063	$2,310	NextEra Energy Inc	12,020	$1,543
Northrop Grumman Corp	8,699	2,069	Xcel Energy Inc	39,746	1,767
Teledyne Technologies Inc (a)	7,077	895			$3,310
		$5,274	Electronics - 0.89%
Airlines - 1.05%			Trimble Inc (a)	18,088	579
Alaska Air Group Inc	17,880	1,649	Waters Corp (a)	5,227	817
					$1,396
Apparel - 1.31%			Environmental Control - 1.60%
Deckers Outdoor Corp (a)	9,821	587	Waste Connections Inc	28,625	2,525
NIKE Inc	26,440	1,473
		$2,060	Food - 3.55%
Automobile Manufacturers - 0.70%			B&G Foods Inc	25,790	1,038
PACCAR Inc	16,281	1,094	General Mills Inc	19,381	1,143
			Kroger Co/The	87,417	2,578
Automobile Parts & Equipment - 1.18%			McCormick & Co Inc/MD	8,466	826
Adient PLC	13,230	961	Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	825	—
Autoliv Inc	6,105	624	Safeway, Inc. - CVR - Property Development	825	—
Mobileye NV (a)	4,491	276	Centers (a),(b),(c),(d)
		$1,861			$5,585
Banks - 7.59%			Gas - 1.04%
East West Bancorp Inc	17,302	893	Sempra Energy	14,757	1,631
Goldman Sachs Group Inc/The	4,552	1,046
JPMorgan Chase & Co	27,880	2,449	Healthcare - Products - 5.40%
PNC Financial Services Group Inc/The	19,496	2,344	Abbott Laboratories	18,197	808
SVB Financial Group (a)	1,636	304	Becton Dickinson and Co	9,493	1,742
US Bancorp	39,858	2,053	Bio-Techne Corp	4,768	485
Wells Fargo & Co	51,449	2,864	Edwards Lifesciences Corp (a)	12,705	1,195
		$11,953	Medtronic PLC	19,270	1,552
Beverages - 2.33%			Thermo Fisher Scientific Inc	13,005	1,998
Brown-Forman Corp - B Shares	8,461	391	Varian Medical Systems Inc (a)	7,927	722
Dr Pepper Snapple Group Inc	15,075	1,476			$8,502
PepsiCo Inc	16,108	1,802	Healthcare - Services - 0.67%
		$3,669	DaVita Inc (a)	4,831	329
Biotechnology - 1.60%			Universal Health Services Inc	5,819	724
Biogen Inc (a)	4,324	1,182			$1,053
Bioverativ Inc (a)	9,238	503	Housewares - 0.21%
Gilead Sciences Inc	12,193	828	Tupperware Brands Corp	5,341	335
		$2,513
Building Materials - 0.30%			Insurance - 1.87%
Apogee Enterprises Inc	8,035	479	AmTrust Financial Services Inc	42,948	793
			Chubb Ltd	15,729	2,143
Chemicals - 2.38%					$2,936
EI du Pont de Nemours & Co	6,248	502	Internet - 6.19%
FMC Corp	6,838	476	Alphabet Inc - A Shares (a)	2,824	2,394
HB Fuller Co	19,180	989	Alphabet Inc - C Shares (a)	2,213	1,836
Innospec Inc	13,090	848	Amazon.com Inc (a)	2,453	2,175
International Flavors & Fragrances Inc	1,311	174	eBay Inc (a)	34,724	1,166
PPG Industries Inc	7,200	756	Facebook Inc (a)	15,301	2,173
		$3,745			$9,744
Commercial Services - 1.07%			Iron & Steel - 0.43%
Aaron's Inc	25,441	757	Reliance Steel & Aluminum Co	8,359	669
PayPal Holdings Inc (a)	21,453	923
		$1,680	Machinery - Diversified - 1.70%
Computers - 4.05%			Deere & Co	7,598	827
Apple Inc	44,349	6,371	Flowserve Corp	20,680	1,001
			Roper Technologies Inc	4,128	853
Consumer Products - 0.28%					$2,681
Kimberly-Clark Corp	3,350	441	Media - 4.59%
			Comcast Corp - Class A	69,932	2,629
Cosmetics & Personal Care - 0.45%			Nexstar Media Group Inc	11,039	774
Procter & Gamble Co/The	7,910	711	Sirius XM Holdings Inc	267,578	1,378
			Walt Disney Co/The	21,485	2,436
Distribution & Wholesale - 0.27%					$7,217
Pool Corp	3,565	425	Miscellaneous Manufacturers - 1.40%
			AptarGroup Inc	11,970	922
Diversified Financial Services - 4.66%			Crane Co	5,364	401
Ameriprise Financial Inc	14,361	1,862	General Electric Co	29,324	874
Charles Schwab Corp/The	24,703	1,008			$2,197
Discover Financial Services	11,419	781	Oil & Gas - 4.59%
FNF Group	55,537	2,163	Chevron Corp	14,170	1,521
Synchrony Financial	44,167	1,515	Cimarex Energy Co	18,355	2,193
		$7,329	Exxon Mobil Corp	21,430	1,758
			Noble Energy Inc	23,497	807

See accompanying notes.

     Schedule of Investments Principal Capital Appreciation Account March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	INVESTMENT COMPANIES - 2.51%		Shares Held	Value (000's)
Oil & Gas (continued)				Money Market Funds - 2.51%
Valero Energy Corp	14,216	$942		BlackRock Liquidity Funds FedFund Portfolio		3,950,618	$3,951
		$7,221
Oil & Gas Services - 0.80%				TOTAL INVESTMENT COMPANIES			$3,951
Schlumberger Ltd	16,229	1,267		Total Investments			$157,819
				Other Assets and Liabilities - (0.28)%			$(433)
Pharmaceuticals - 4.30%				TOTAL NET ASSETS - 100.00%			$157,386
Allergan PLC	6,423	1,535
Bristol-Myers Squibb Co	9,567	520
Johnson & Johnson	17,611	2,193		(a)	Non-Income Producing Security
McKesson Corp	7,643	1,133		(b)			Security is Illiquid. At the end of the period, the value of these securities
Pfizer Inc	40,423	1,383		totaled $0 or 0.00% of net assets.
		$6,764		(c)			Fair value of these investments is determined in good faith by the Manager
Pipelines - 0.38%				under procedures established and periodically reviewed by the Board of
Magellan Midstream Partners LP	7,694	592		Directors. Certain inputs used in the valuation may be unobservable;
				however, each security is evaluated individually for purposes of ASC 820
REITS - 3.78%				which results in not all securities being identified as Level 3 of the fair
Alexandria Real Estate Equities Inc	14,255	1,576		value hierarchy. At the end of the period, the fair value of these securities
Essex Property Trust Inc	3,439	796		totaled $0 or 0.00% of net assets.
Host Hotels & Resorts Inc	61,000	1,138		(d)			Restricted Security. Please see Restricted Security Sub-Schedule for more
Realty Income Corp	25,440	1,515		information.
Ventas Inc	14,212	924
		$5,949
Retail - 4.78%					Portfolio Summary (unaudited)
Chipotle Mexican Grill Inc (a)	2,927	1,304
Copart Inc (a)	6,990	433		Sector			Percent
				Consumer, Non-cyclical			19.65%
Costco Wholesale Corp	6,004	1,007		Financial			18.25%
CVS Health Corp	15,223	1,195		Technology			15.05%
Dollar General Corp	9,772	681		Communications			12.69%
Home Depot Inc/The	11,263	1,654		Consumer, Cyclical			10.40%
Starbucks Corp	21,405	1,250		Industrial			10.01%
		$7,524		Energy			5.78%
Savings & Loans - 0.35%				Utilities			3.14%
Washington Federal Inc	16,662	551		Basic Materials			2.80%
				Investment Companies			2.51%
Semiconductors - 4.63%				Other Assets and Liabilities			(0.28)%
Applied Materials Inc	10,393	404		TOTAL NET ASSETS			100.00%
Broadcom Ltd	4,510	987
Intel Corp	13,002	469
Lam Research Corp	10,359	1,330
Microchip Technology Inc	26,495	1,955
NVIDIA Corp	5,306	578
NXP Semiconductors NV (a)	7,302	756
QUALCOMM Inc	14,162	812
		$7,291
Software - 6.37%
Adobe Systems Inc (a)	15,671	2,039
Fair Isaac Corp	6,006	774
Fidelity National Information Services Inc	16,347	1,302
Microsoft Corp	44,321	2,919
Omnicell Inc (a)	22,685	922
Oracle Corp	28,282	1,262
Red Hat Inc (a)	4,825	417
Tyler Technologies Inc (a)	2,549	394
		$10,029
Telecommunications - 1.91%
Cisco Systems Inc	38,913	1,315
Verizon Communications Inc	34,743	1,694
		$3,009
Toys, Games & Hobbies - 0.90%
Hasbro Inc	14,196	1,417

Transportation - 0.77%
Expeditors International of Washington Inc	7,052	398
Union Pacific Corp	7,749	821
		$1,219
TOTAL COMMON STOCKS		$153,868
Restricted Securities

Security Name		Trade Date		Cost	Value	Percent of Net Assets
Safeway, Inc. - CVR - Property Development		04/20/2015		$—	$—		0.00%
Centers

Total							0.00%
Amounts in thousands
See accompanying notes.				115

		Schedule of Investments
		Principal LifeTime 2010 Account
		March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 66.06%
Blue Chip Fund (a)	63,735	$1,163
Bond Market Index Fund (a)	355,281	3,876
Diversified International Fund (a)	144,089	1,718
Diversified Real Asset Fund (a)	97,584	1,090
Equity Income Fund (a)	39,419	1,144
Global Diversified Income Fund (a)	273,758	3,761
Global Multi-Strategy Fund (a)	195,309	2,180
Global Opportunities Fund (a)	115,509	1,387
Inflation Protection Fund (a)	285,976	2,448
International Small Company Fund (a)	54,575	579
LargeCap Growth Fund I (a)	88,608	1,124
LargeCap S&P 500 Index Fund (a)	118,690	1,938
LargeCap Value Fund III (a)	68,716	1,104
MidCap Fund (a)	41,376	1,001
MidCap Value Fund III (a)	38,177	789
Overseas Fund (a)	166,373	1,690
SmallCap Growth Fund I (a),(b)	28,986	361
SmallCap Value Fund II (a)	27,440	358
		$27,711
Principal Variable Contracts Funds, Inc. Class 1 - 33.95%
Core Plus Bond Account (a)	658,939	7,433
Short-Term Income Account (a)	2,659,557	6,808
		$14,241
TOTAL INVESTMENT COMPANIES		$41,952
Total Investments		$41,952
Other Assets and Liabilities - (0.01)%		$(5)
TOTAL NET ASSETS - 100.00%		$41,947

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	49.03%
Domestic Equity Funds	21.40%
Specialty Funds	16.77%
International Equity Funds	12.81%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
March 31, 2017 (unaudited)

	December 31,	December 31,								March 31,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales		Sales	March 31, 2017	2017
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	75,365	$1,184		1,133	$20	12,763		$224	63,735	$1,000
Bond Market Index Fund	341,999	3,808		39,427	427	26,145		283	355,281	3,951
Core Plus Bond Account	693,070	8,220		12,815	144	46,946		527	658,939	7,830
Diversified International Fund	159,678	2,315		2,558	30	18,147		209	144,089	2,154
Diversified Real Asset Fund	101,833	1,111		1,585	18	5,834		66	97,584	1,062
Equity Income Fund	44,660	855		918	26	6,159		175	39,419	746
Global Diversified Income Fund	283,890	3,475		8,440	116	18,572		254	273,758	3,336
Global Multi-Strategy Fund	205,984	2,167		3,983	44	14,658		162	195,309	2,047
Global Opportunities Fund	121,289	1,338		2,140	25	7,920		93	115,509	1,271
Inflation Protection Fund	300,906	2,433		5,614	48	20,544		175	285,976	2,307
International Emerging Markets Fund	11,248	359		—	—	11,248		267	—	—
International Small Company Fund	744	7		54,569	562	738		7	54,575	562
LargeCap Growth Fund I	101,229	1,169		1,606	20	14,227		173	88,608	1,022
LargeCap S&P 500 Index Fund	124,500	1,461		2,141	34	7,951		126	118,690	1,375
LargeCap Value Fund III	78,498	1,059		1,252	20	11,034		174	68,716	918
MidCap Fund	43,479	643		773	18	2,876		66	41,376	607
MidCap Value Fund III	42,493	806		686	14	5,002		101	38,177	721
Origin Emerging Markets Fund	28,067	279		—	—	28,067		266	—	—
Overseas Fund	194,873	1,800		2,971	29	31,471		307	166,373	1,524
Short-Term Income Account	2,636,356	6,704		207,448	530	184,247		470	2,659,557	6,764
SmallCap Growth Fund I	30,377	240		512	6	1,903		22	28,986	227
SmallCap Value Fund II	28,717	230		475	6	1,752		23	27,440	213
		$41,663			$2,137			$4,170		$39,637

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund			$—			$20	$			—
Bond Market Index Fund			—			(1)				—
Core Plus Bond Account			—			(7)				—
Diversified International Fund			—			18				—
Diversified Real Asset Fund			—			(1)				—
Equity Income Fund			6			40				—
Global Diversified Income Fund			47			(1)				—
Global Multi-Strategy Fund			—			(2)				—
Global Opportunities Fund			—			1				—
Inflation Protection Fund			—			1				—
International Emerging Markets Fund			—			(92)				—
International Small Company Fund			—			—				—
LargeCap Growth Fund I			—			6				—
LargeCap S&P 500 Index Fund			—			6				—
LargeCap Value Fund III			—			13				—
MidCap Fund			—			12				—
MidCap Value Fund III			—			2				—
Origin Emerging Markets Fund			—			(13)				—
Overseas Fund			—			2				—
Short-Term Income Account			—			—				—
SmallCap Growth Fund I			—			3				—
SmallCap Value Fund II			—			—				—
			$53			$7	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2020 Account
		March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 77.34%
Blue Chip Fund (a)	458,829	$8,369
Bond Market Index Fund (a)	1,230,622	13,426
Diversified International Fund (a)	957,284	11,411
Diversified Real Asset Fund (a)	467,333	5,220
Equity Income Fund (a)	276,825	8,033
Global Diversified Income Fund (a)	936,779	12,871
Global Multi-Strategy Fund (a)	797,743	8,903
Global Opportunities Fund (a)	791,856	9,510
Inflation Protection Fund (a)	763,586	6,536
International Small Company Fund (a)	323,496	3,432
LargeCap Growth Fund I (a)	660,345	8,380
LargeCap S&P 500 Index Fund (a)	818,393	13,364
LargeCap Value Fund III (a)	489,226	7,857
MidCap Fund (a)	280,476	6,782
MidCap Value Fund III (a)	280,338	5,795
Overseas Fund (a)	1,122,811	11,408
Real Estate Securities Fund (a)	85,993	1,968
SmallCap Growth Fund I (a),(b)	214,356	2,667
SmallCap Value Fund II (a)	210,277	2,744
		$148,676
Principal Variable Contracts Funds, Inc. Class 1 - 22.66%
Core Plus Bond Account (a)	2,903,801	32,755
Short-Term Income Account (a)	4,222,183	10,809
		$43,564
TOTAL INVESTMENT COMPANIES		$192,240
Total Investments		$192,240
Other Assets and Liabilities - 0.00%		$(6)
TOTAL NET ASSETS - 100.00%		$192,234

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	34.31%
Fixed Income Funds	33.04%
International Equity Funds	18.60%
Specialty Funds	14.05%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2017 (unaudited)

	December 31,	December 31,							March 31,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales	Sales	March 31, 2017	2017
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	463,985	$7,309		12,216	$215	17,372	$310	458,829	$7,226
Bond Market Index Fund	1,203,366	13,382		89,509	971	62,253	676	1,230,622	13,678
Core Plus Bond Account	2,937,818	34,690		78,303	878	112,320	1,261	2,903,801	34,301
Diversified International Fund	1,003,558	15,249		26,993	310	73,267	846	957,284	14,731
Diversified Real Asset Fund	472,527	5,291		12,246	135	17,440	195	467,333	5,235
Equity Income Fund	278,580	5,410		9,040	258	10,795	309	276,825	5,362
Global Diversified Income Fund	937,079	13,135		38,960	532	39,260	538	936,779	13,130
Global Multi-Strategy Fund	807,452	8,529		22,423	248	32,132	356	797,743	8,421
Global Opportunities Fund	801,577	8,575		22,706	267	32,427	384	791,856	8,465
Global Real Estate Securities Fund	194,052	1,414		—	—	194,052	1,692	—	—
Inflation Protection Fund	773,172	6,745		22,171	189	31,757	271	763,586	6,663
International Emerging Markets Fund	65,395	2,083		—	—	65,395	1,554	—	—
International Small Company Fund	1,776	17		326,984	3,425	5,264	55	323,496	3,387
LargeCap Growth Fund I	667,808	7,732		17,664	215	25,127	309	660,345	7,644
LargeCap S&P 500 Index Fund	860,141	10,066		23,034	366	64,782	1,025	818,393	9,493
LargeCap Value Fund III	495,140	6,519		13,612	215	19,526	309	489,226	6,426
MidCap Fund	283,880	5,210		8,068	189	11,472	271	280,476	5,130
MidCap Value Fund III	283,466	5,053		7,299	148	10,427	212	280,338	4,991
Origin Emerging Markets Fund	160,936	1,589		—	—	160,936	1,521	—	—
Overseas Fund	1,136,431	10,602		31,623	310	45,243	445	1,122,811	10,466
Real Estate Securities Fund	46,956	1,043		40,725	923	1,688	38	85,993	1,928
Short-Term Income Account	3,947,780	10,164		463,713	1,183	189,310	484	4,222,183	10,863
SmallCap Growth Fund I	216,764	1,719		5,564	67	7,972	97	214,356	1,690
SmallCap Value Fund II	212,524	1,708		5,124	67	7,371	96	210,277	1,678
		$183,234			$11,111		$13,254		$180,908

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$12			$—
Bond Market Index Fund			—			1			—
Core Plus Bond Account			—			(6)			—
Diversified International Fund			—			18			—
Diversified Real Asset Fund			—			4			—
Equity Income Fund			42			3			—
Global Diversified Income Fund			158			1			—
Global Multi-Strategy Fund			—			—			—
Global Opportunities Fund			—			7			—
Global Real Estate Securities Fund			—			278			—
Inflation Protection Fund			—			—			—
International Emerging Markets Fund			—			(529)			—
International Small Company Fund			—			—			—
LargeCap Growth Fund I			—			6			—
LargeCap S&P 500 Index Fund			—			86			—
LargeCap Value Fund III			—			1			—
MidCap Fund			—			2			—
MidCap Value Fund III			—			2			—
Origin Emerging Markets Fund			—			(68)			—
Overseas Fund			—			(1)			—
Real Estate Securities Fund			7			—			—
Short-Term Income Account			—			—			—
SmallCap Growth Fund I			—			1			—
SmallCap Value Fund II			—			(1)			—
			$207			$(183)			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2030 Account
		March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 88.17%
Blue Chip Fund (a)	347,481	$6,338
Bond Market Index Fund (a)	666,775	7,274
Diversified International Fund (a)	815,989	9,727
Diversified Real Asset Fund (a)	306,613	3,425
Equity Income Fund (a)	156,500	4,542
Global Diversified Income Fund (a)	436,351	5,995
Global Multi-Strategy Fund (a)	458,662	5,119
Global Opportunities Fund (a)	701,232	8,422
Inflation Protection Fund (a)	327,860	2,806
International Emerging Markets Fund (a)	32,373	774
International Small Company Fund (a)	273,697	2,904
LargeCap Growth Fund I (a)	671,458	8,521
LargeCap S&P 500 Index Fund (a)	742,309	12,122
LargeCap Value Fund (a)	328,495	3,998
LargeCap Value Fund III (a)	384,449	6,174
MidCap Fund (a)	271,642	6,568
MidCap Value Fund III (a)	219,501	4,537
Origin Emerging Markets Fund (a)	64,209	607
Overseas Fund (a)	951,247	9,665
Real Estate Securities Fund (a)	76,592	1,752
SmallCap Growth Fund I (a),(b)	194,192	2,416
SmallCap Value Fund II (a)	188,431	2,459
		$116,145
Principal Variable Contracts Funds, Inc. Class 1 - 11.83%
Core Plus Bond Account (a)	1,381,552	15,584

TOTAL INVESTMENT COMPANIES		$131,729
Total Investments		$131,729
Other Assets and Liabilities - 0.00%		$(5)
TOTAL NET ASSETS - 100.00%		$131,724

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	45.12%
International Equity Funds	24.36%
Fixed Income Funds	19.48%
Specialty Funds	11.04%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Account
March 31, 2017 (unaudited)

	December 31,	December 31,								March 31,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales		Sales	March 31, 2017	2017
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	343,791	$5,412		11,494	$205	7,804		$138	347,481	$5,481
Bond Market Index Fund	574,665	6,388		111,091	1,205	18,981		205	666,775	7,388
Core Plus Bond Account	1,400,750	15,954		50,601	567	69,799		783	1,381,552	15,740
Diversified International Fund	841,670	10,143		28,854	336	54,535		627	815,989	9,859
Diversified Real Asset Fund	303,187	3,573		10,538	117	7,112		79	306,613	3,611
Equity Income Fund	161,208	4,293		5,624	162	10,332		293	156,500	4,166
Global Diversified Income Fund	403,698	5,649		43,589	594	10,936		150	436,351	6,093
Global Multi-Strategy Fund	389,408	4,115		80,791	889	11,537		128	458,662	4,876
Global Opportunities Fund	693,146	7,622		25,347	301	17,261		203	701,232	7,720
Global Real Estate Securities Fund	244,138	1,807		—	—	244,138		2,127	—	—
Inflation Protection Fund	324,286	2,843		10,970	93	7,396		62	327,860	2,874
International Emerging Markets Fund	56,343	1,435		33,143	770	57,113		1,323	32,373	752
International Small Company Fund	58,249	568		287,149	2,971	71,701		750	273,697	2,791
LargeCap Growth Fund I	663,911	7,715		23,600	291	16,053		197	671,458	7,810
LargeCap S&P 500 Index Fund	752,991	9,371		26,322	422	37,004		586	742,309	9,210
LargeCap Value Fund	324,901	4,076		11,166	135	7,572		91	328,495	4,120
LargeCap Value Fund III	379,924	5,164		14,074	224	9,549		152	384,449	5,236
MidCap Fund	290,296	6,559		9,168	217	27,822		647	271,642	6,133
MidCap Value Fund III	192,131	3,168		33,161	675	5,791		119	219,501	3,725
Origin Emerging Markets Fund	138,963	1,364		2,582	23	77,336		728	64,209	659
Overseas Fund	940,564	9,329		33,878	336	23,195		227	951,247	9,438
Real Estate Securities Fund	48,150	1,077		28,442	647	—		—	76,592	1,724
SmallCap Growth Fund I	192,165	1,674		6,318	77	4,291		52	194,192	1,699
SmallCap Value Fund II	186,453	1,539		6,045	79	4,067		54	188,431	1,564
		$120,838			$11,336			$9,721		$122,669

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund			$—			$2	$			—
Bond Market Index Fund			—			—				—
Core Plus Bond Account			—			2				—
Diversified International Fund			—			7				—
Diversified Real Asset Fund			—			—				—
Equity Income Fund			24			4				—
Global Diversified Income Fund			72			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			—			320				—
Inflation Protection Fund			—			—				—
International Emerging Markets Fund			—			(130)				—
International Small Company Fund			—			2				—
LargeCap Growth Fund I			—			1				—
LargeCap S&P 500 Index Fund			—			3				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund III			—			—				—
MidCap Fund			—			4				—
MidCap Value Fund III			—			1				—
Origin Emerging Markets Fund			—			—				—
Overseas Fund			—			—				—
Real Estate Securities Fund			6			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$102			$216	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2040 Account
		March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 91.35%
Blue Chip Fund (a)	88,028	$1,606
Bond Market Index Fund (a)	215,121	2,347
Diversified International Fund (a)	393,109	4,686
Diversified Real Asset Fund (a)	121,147	1,353
Equity Income Fund (a)	50,817	1,475
Global Opportunities Fund (a)	167,503	2,012
High Yield Fund I (a)	152,525	1,513
International Emerging Markets Fund (a)	27,606	660
International Small Company Fund (a)	129,887	1,378
LargeCap Growth Fund I (a)	430,592	5,464
LargeCap S&P 500 Index Fund (a)	367,724	6,005
LargeCap Value Fund (a)	153,673	1,870
LargeCap Value Fund III (a)	223,073	3,583
MidCap Growth Fund III (a),(b)	237,022	2,565
MidCap Value Fund III (a)	131,790	2,724
Origin Emerging Markets Fund (a)	66,298	627
Overseas Fund (a)	463,628	4,710
Real Estate Securities Fund (a)	48,172	1,102
SmallCap Growth Fund I (a),(b)	106,199	1,321
SmallCap Value Fund II (a)	99,906	1,304
		$48,305
Principal Variable Contracts Funds, Inc. Class 1 - 8.66%
Core Plus Bond Account (a)	406,244	4,582

TOTAL INVESTMENT COMPANIES		$52,887
Total Investments		$52,887
Other Assets and Liabilities - (0.01)%		$(5)
TOTAL NET ASSETS - 100.00%		$52,882

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.86%
International Equity Funds	26.62%
Fixed Income Funds	15.97%
Specialty Funds	2.56%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Account
March 31, 2017 (unaudited)

	December 31,	December 31,								March 31,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales		Sales	March 31, 2017	2017
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	64,981	$1,111		27,287	$474	4,240		$75	88,028	$1,510
Bond Market Index Fund	201,407	2,241		24,046	261	10,332		113	215,121	2,389
Core Plus Bond Account	367,735	4,228		57,222	642	18,713		210	406,244	4,660
Diversified International Fund	415,261	5,007		16,560	193	38,712		445	393,109	4,756
Diversified Real Asset Fund	121,231	1,427		5,045	56	5,129		57	121,147	1,426
Equity Income Fund	50,610	1,374		2,841	82	2,634		75	50,817	1,381
Global Opportunities Fund	167,677	1,846		7,174	85	7,348		86	167,503	1,845
Global Real Estate Securities Fund	65,380	472		—	—	65,380		569	—	—
High Yield Fund I	150,648	1,485		8,976	89	7,099		70	152,525	1,504
International Emerging Markets Fund	27,634	831		1,014	24	1,042		24	27,606	832
International Small Company Fund	80,825	787		55,159	562	6,097		63	129,887	1,287
LargeCap Growth Fund I	464,464	5,395		17,846	221	51,718		624	430,592	4,995
LargeCap S&P 500 Index Fund	377,683	4,886		15,722	252	25,681		405	367,724	4,733
LargeCap Value Fund	160,123	2,019		6,099	74	12,549		151	153,673	1,940
LargeCap Value Fund III	228,083	3,072		9,232	147	14,242		224	223,073	2,994
MidCap Growth Fund III	237,299	2,467		10,969	116	11,246		117	237,022	2,466
MidCap Value Fund III	131,920	2,310		5,687	116	5,817		118	131,790	2,308
Origin Emerging Markets Fund	66,382	668		2,727	25	2,811		25	66,298	668
Overseas Fund	489,726	4,931		19,472	193	45,570		445	463,628	4,680
Real Estate Securities Fund	35,514	800		14,801	337	2,143		49	48,172	1,088
SmallCap Growth Fund I	106,292	1,211		3,859	47	3,952		48	106,199	1,210
SmallCap Value Fund II	99,980	1,007		3,571	47	3,645		47	99,906	1,007
		$49,575			$4,043			$4,040		$49,679

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund			$—			$—	$			—
Bond Market Index Fund			—			—				—
Core Plus Bond Account			—			—				—
Diversified International Fund			—			1				—
Diversified Real Asset Fund			—			—				—
Equity Income Fund			8			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			—			97				—
High Yield Fund I			19			—				—
International Emerging Markets Fund			—			1				—
International Small Company Fund			—			1				—
LargeCap Growth Fund I			—			3				—
LargeCap S&P 500 Index Fund			—			—				—
LargeCap Value Fund			—			(2)				—
LargeCap Value Fund III			—			(1)				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			—				—
Overseas Fund			—			1				—
Real Estate Securities Fund			4			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$31			$101	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2050 Account
		March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 95.49%
Blue Chip Fund (a)	62,821	$1,146
Bond Market Index Fund (a)	65,779	718
Diversified International Fund (a)	236,458	2,819
Diversified Real Asset Fund (a)	64,407	719
Equity Income Fund (a)	29,358	852
Global Opportunities Fund (a)	98,245	1,180
High Yield Fund I (a)	53,667	532
International Emerging Markets Fund (a)	15,977	382
International Small Company Fund (a)	73,438	779
LargeCap Growth Fund I (a)	252,067	3,199
LargeCap S&P 500 Index Fund (a)	222,414	3,632
LargeCap Value Fund (a)	83,618	1,018
LargeCap Value Fund III (a)	129,951	2,087
MidCap Growth Fund III (a),(b)	142,241	1,539
MidCap Value Fund III (a)	78,150	1,615
Origin Emerging Markets Fund (a)	38,685	366
Overseas Fund (a)	276,712	2,811
Real Estate Securities Fund (a)	29,952	685
SmallCap Growth Fund I (a),(b)	59,153	736
SmallCap Value Fund II (a)	59,200	773
		$27,588
Principal Variable Contracts Funds, Inc. Class 1 - 4.53%
Core Plus Bond Account (a)	116,057	1,309

TOTAL INVESTMENT COMPANIES		$28,897
Total Investments		$28,897
Other Assets and Liabilities - (0.02)%		$(5)
TOTAL NET ASSETS - 100.00%		$28,892

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	59.82%
International Equity Funds	28.86%
Fixed Income Funds	8.85%
Specialty Funds	2.49%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
March 31, 2017 (unaudited)

	December 31,	December 31,								March 31,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales		Sales	March 31, 2017	2017
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	61,811	$1,043		2,612	$47	1,602		$28	62,821	$1,062
Bond Market Index Fund	55,704	621		11,998	130	1,923		20	65,779	731
Core Plus Bond Account	105,230	1,223		14,342	160	3,515		39	116,057	1,344
Diversified International Fund	245,446	2,989		10,526	122	19,514		225	236,458	2,888
Diversified Real Asset Fund	63,273	729		2,914	32	1,780		19	64,407	742
Equity Income Fund	28,574	780		1,778	51	994		28	29,358	803
Global Opportunities Fund	96,514	1,049		4,475	53	2,744		33	98,245	1,069
Global Real Estate Securities Fund	43,762	317		—	—	43,762		384	—	—
High Yield Fund I	51,957	506		3,301	33	1,591		16	53,667	523
International Emerging Markets Fund	15,728	469		645	15	396		10	15,977	474
International Small Company Fund	47,379	461		28,364	289	2,305		24	73,438	726
LargeCap Growth Fund I	247,711	2,890		11,280	139	6,924		84	252,067	2,945
LargeCap S&P 500 Index Fund	218,557	2,856		9,988	160	6,131		97	222,414	2,919
LargeCap Value Fund	82,134	1,034		3,845	47	2,361		29	83,618	1,052
LargeCap Value Fund III	127,684	1,738		5,865	93	3,598		57	129,951	1,774
MidCap Growth Fund III	139,555	1,421		6,960	74	4,274		45	142,241	1,450
MidCap Value Fund III	76,756	1,339		3,601	74	2,207		45	78,150	1,368
Origin Emerging Markets Fund	38,020	358		1,728	16	1,063		10	38,685	364
Overseas Fund	282,192	2,769		12,371	122	17,851		174	276,712	2,717
Real Estate Securities Fund	20,928	472		9,891	226	867		20	29,952	678
SmallCap Growth Fund I	58,229	628		2,391	29	1,467		18	59,153	639
SmallCap Value Fund II	58,349	570		2,204	29	1,353		17	59,200	582
		$26,262			$1,941			$1,422		$26,850

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund			$—			$—	$			—
Bond Market Index Fund			—			—				—
Core Plus Bond Account			—			—				—
Diversified International Fund			—			2				—
Diversified Real Asset Fund			—			—				—
Equity Income Fund			5			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			—			67				—
High Yield Fund I			7			—				—
International Emerging Markets Fund			—			—				—
International Small Company Fund			—			—				—
LargeCap Growth Fund I			—			—				—
LargeCap S&P 500 Index Fund			—			—				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund III			—			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			—				—
Overseas Fund			—			—				—
Real Estate Securities Fund			2			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$14			$69	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2060 Account
		March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.16%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 97.47%
Blue Chip Fund (a)	5,542	$101
Bond Market Index Fund (a)	4,009	44
Diversified International Fund (a)	26,024	310
Diversified Real Asset Fund (a)	6,294	70
Equity Income Fund (a)	3,288	95
Global Opportunities Fund (a)	10,824	130
High Yield Fund I (a)	6,012	60
International Emerging Markets Fund (a)	1,636	39
International Small Company Fund (a)	8,600	91
LargeCap Growth Fund I (a)	28,243	358
LargeCap S&P 500 Index Fund (a)	23,864	390
LargeCap Value Fund (a)	10,055	122
LargeCap Value Fund III (a)	14,437	232
MidCap Growth Fund III (a),(b)	16,359	177
MidCap Value Fund III (a)	8,885	184
Origin Emerging Markets Fund (a)	3,766	36
Overseas Fund (a)	30,899	314
Real Estate Securities Fund (a)	3,298	76
SmallCap Growth Fund I (a),(b)	5,643	70
SmallCap Value Fund II (a)	5,599	73
		$2,972
Principal Variable Contracts Funds, Inc. Class 1 - 2.69%
Core Plus Bond Account (a)	7,231	82

TOTAL INVESTMENT COMPANIES		$3,054
Total Investments		$3,054
Other Assets and Liabilities - (0.16)%		$(5)
TOTAL NET ASSETS - 100.00%		$3,049

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.60%
International Equity Funds	30.18%
Fixed Income Funds	6.07%
Specialty Funds	2.31%
Other Assets and Liabilities	(0.16)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Account
March 31, 2017 (unaudited)

	December 31,	December 31,								March 31,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales		Sales	March 31, 2017	2017
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	5,045	$85		854	$15	357		$6	5,542	$94
Bond Market Index Fund	3,656	41		602	7	249		4	4,009	44
Core Plus Bond Account	6,611	75		1,057	12	437		5	7,231	82
Diversified International Fund	25,316	288		3,457	40	2,749		32	26,024	296
Diversified Real Asset Fund	5,754	66		924	10	384		4	6,294	72
Equity Income Fund	2,963	80		546	16	221		6	3,288	90
Global Opportunities Fund	9,956	119		1,492	18	624		7	10,824	130
Global Real Estate Securities Fund	4,499	43		—	—	4,499		40	—	—
High Yield Fund I	5,454	55		899	9	341		4	6,012	60
International Emerging Markets Fund	1,508	36		222	5	94		2	1,636	39
International Small Company Fund	4,931	48		4,186	43	517		6	8,600	85
LargeCap Growth Fund I	26,081	322		3,723	46	1,561		18	28,243	350
LargeCap S&P 500 Index Fund	21,961	312		3,276	52	1,373		20	23,864	344
LargeCap Value Fund	9,323	117		1,257	15	525		6	10,055	126
LargeCap Value Fund III	13,313	197		1,929	30	805		13	14,437	214
MidCap Growth Fund III	14,083	148		3,236	34	960		10	16,359	172
MidCap Value Fund III	7,703	146		1,681	34	499		10	8,885	170
Origin Emerging Markets Fund	3,436	34		572	5	242		2	3,766	37
Overseas Fund	30,065	308		4,067	40	3,233		32	30,899	316
Real Estate Securities Fund	2,161	49		1,323	30	186		4	3,298	75
SmallCap Growth Fund I	5,170	64		812	10	339		5	5,643	69
SmallCap Value Fund II	5,161	65		749	10	311		4	5,599	71
		$2,698			$481			$240		$2,936

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund			$—			$—	$			—
Bond Market Index Fund			—			—				—
Core Plus Bond Account			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Equity Income Fund			1			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			—			(3)				—
High Yield Fund I			1			—				—
International Emerging Markets Fund			—			—				—
International Small Company Fund			—			—				—
LargeCap Growth Fund I			—			—				—
LargeCap S&P 500 Index Fund			—			—				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund III			—			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			—				—
Overseas Fund			—			—				—
Real Estate Securities Fund			—			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$2			$(3)	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Principal Funds, Inc. Institutional Class - 56.59%
Blue Chip Fund (a)	45,134	$823
Bond Market Index Fund (a)	257,784	2,812
Diversified International Fund (a)	52,963	631
Equity Income Fund (a)	27,810	807
Global Diversified Income Fund (a)	181,314	2,491
Global Multi-Strategy Fund (a)	141,314	1,577
Global Opportunities Fund (a)	33,436	402
Inflation Protection Fund (a)	212,230	1,817
International Small Company Fund (a)	18,552	197
LargeCap S&P 500 Index Fund (a)	46,021	751
MidCap Fund (a)	27,869	674
Overseas Fund (a)	61,226	622
SmallCap Growth Fund I (a),(b)	8,726	109
SmallCap Value Fund II (a)	8,792	115
		$13,828
Principal Variable Contracts Funds, Inc. Class 1 - 43.43%
Core Plus Bond Account (a)	487,552	5,500
Short-Term Income Account (a)	1,997,588	5,114
		$10,614
TOTAL INVESTMENT COMPANIES		$24,442
Total Investments		$24,442
Other Assets and Liabilities - (0.02)%		$(5)
TOTAL NET ASSETS - 100.00%		$24,437

(a)		Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type		Percent
Fixed Income Funds		62.37%
Specialty Funds		16.65%
Domestic Equity Funds		13.42%
International Equity Funds		7.58%
Other Assets and Liabilities		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2017 (unaudited)

	December 31,	December 31,								March 31,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales		Sales	March 31, 2017	2017
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	52,493	$858		867	$15	8,226		$144	45,134	$733
Bond Market Index Fund	249,411	2,776		23,772	258	15,399		168	257,784	2,867
Core Plus Bond Account	523,761	6,248		9,662	108	45,871		514	487,552	5,835
Diversified International Fund	60,496	798		959	11	8,492		98	52,963	716
Equity Income Fund	32,234	612		687	20	5,111		145	27,810	522
Global Diversified Income Fund	185,439	2,015		5,570	76	9,695		132	181,314	1,958
Global Multi-Strategy Fund	147,108	1,551		3,043	34	8,837		98	141,314	1,486
Global Opportunities Fund	34,998	384		815	10	2,377		28	33,436	366
Inflation Protection Fund	220,255	1,774		4,248	36	12,273		104	212,230	1,706
International Small Company Fund	274	3		18,278	184	—		—	18,552	187
LargeCap S&P 500 Index Fund	47,582	583		813	13	2,374		38	46,021	558
MidCap Fund	28,850	448		510	12	1,491		35	27,869	426
Overseas Fund	76,374	689		1,128	11	16,276		158	61,226	543
Short-Term Income Account	1,996,074	5,022		119,003	304	117,489		299	1,997,588	5,027
SmallCap Growth Fund I	9,105	74		198	2	577		7	8,726	69
SmallCap Value Fund II	9,143	74		183	2	534		6	8,792	70
		$23,909			$1,096			$1,974		$23,069

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund			$—			$4	$			—
Bond Market Index Fund			—			1				—
Core Plus Bond Account			—			(7)				—
Diversified International Fund			—			5				—
Equity Income Fund			4			35				—
Global Diversified Income Fund			31			(1)				—
Global Multi-Strategy Fund			—			(1)				—
Global Opportunities Fund			—			—				—
Inflation Protection Fund			—			—				—
International Small Company Fund			—			—				—
LargeCap S&P 500 Index Fund			—			—				—
MidCap Fund			—			1				—
Overseas Fund			—			1				—
Short-Term Income Account			—			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$35			$38	$			—
Amounts in thousands except shares

See accompanying notes.

     Schedule of Investments Real Estate Securities Account March 31, 2017 (unaudited)

COMMON STOCKS - 99.09%	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
Lodging - 2.17%				Sector	Percent
Hilton Grand Vacations Inc (a)	10,610	$304		Financial	95.38%
Hilton Worldwide Holdings Inc	53,548	3,131		Consumer, Cyclical	2.17%
		$3,435		Technology	1.54%
Real Estate - 0.48%				Investment Companies	0.56%
CBRE Group Inc (a)	22,230	774		Other Assets and Liabilities	0.35%
				TOTAL NET ASSETS	100.00%
REITS - 94.90%
Alexandria Real Estate Equities Inc	35,120	3,881
American Campus Communities Inc	16,167	769
American Tower Corp	24,879	3,024
Apartment Investment & Management Co	110,691	4,909
AvalonBay Communities Inc	43,860	8,053
Boston Properties Inc	41,232	5,460
Colony Starwood Homes	85,525	2,904
Crown Castle International Corp	32,280	3,049
CubeSmart	90,099	2,339
DDR Corp	99,250	1,244
Duke Realty Corp	160,452	4,215
Education Realty Trust Inc	42,798	1,748
EPR Properties	35,447	2,610
Equinix Inc	26,038	10,425
Equity LifeStyle Properties Inc	23,190	1,787
Equity Residential	27,217	1,693
Essex Property Trust Inc	35,004	8,105
Extra Space Storage Inc	55,490	4,128
First Industrial Realty Trust Inc	46,082	1,227
GGP Inc	162,827	3,774
Host Hotels & Resorts Inc	64,618	1,206
Hudson Pacific Properties Inc	71,622	2,481
Invitation Homes Inc (a)	71,564	1,562
Kilroy Realty Corp	51,936	3,744
Kite Realty Group Trust	37,510	807
Park Hotels & Resorts Inc	23,976	615
Physicians Realty Trust	145,921	2,899
Prologis Inc	121,904	6,324
Public Storage	20,172	4,416
Regency Centers Corp	73,774	4,898
Saul Centers Inc	25,188	1,552
Senior Housing Properties Trust	86,410	1,750
Simon Property Group Inc	82,360	14,168
SL Green Realty Corp	33,730	3,596
Spirit Realty Capital Inc	272,000	2,755
STORE Capital Corp	168,355	4,020
Sun Communities Inc	41,552	3,338
Sunstone Hotel Investors Inc	195,841	3,002
Tanger Factory Outlet Centers Inc	16,705	547
Terreno Realty Corp	25,630	718
Ventas Inc	11,651	758
Vornado Realty Trust	20,313	2,038
Welltower Inc	109,445	7,751
		$150,289
Software - 1.54%
InterXion Holding NV (a)	61,609	2,437

TOTAL COMMON STOCKS		$156,935
INVESTMENT COMPANIES - 0.56%	Shares Held	Value(000	's)
Money Market Funds - 0.56%
BlackRock Liquidity Funds FedFund Portfolio	880,300	880

TOTAL INVESTMENT COMPANIES		$880
Total Investments		$157,815
Other Assets and Liabilities - 0.35%		$548
TOTAL NET ASSETS - 100.00%		$158,363

(a) Non-Income Producing Security

See accompanying notes.

		Schedule of Investments
		SAM Balanced Portfolio
		March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value(000	's)
Money Market Funds - 0.06%
Cash Account Trust - Government & Agency	441,135	$441
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 2.53%
Principal EDGE Active Income ETF (a)	207,300	8,528
Principal U.S. Small Cap Index ETF (a)	390,600	11,054
		$19,582
Principal Funds, Inc. Institutional Class - 67.22%
Blue Chip Fund (a)	2,020,157	36,848
Diversified International Fund (a)	7,262,999	86,575
Diversified Real Asset Fund (a)	3,083,986	34,448
EDGE MidCap Fund (a)	1,312,723	16,462
Global Multi-Strategy Fund (a)	5,648,159	63,033
Global Real Estate Securities Fund (a)	2,525,005	22,422
High Yield Fund (a)	1,539,288	11,360
Inflation Protection Fund (a)	1,549,160	13,261
International Emerging Markets Fund (a)	795,138	19,012
International Small Company Fund (a)	802,657	8,516
LargeCap Growth Fund (a)	2,956,347	27,642
LargeCap Value Fund (a)	4,211,300	51,251
Preferred Securities Fund (a)	1,488,862	15,142
Principal Capital Appreciation Fund (a)	370,566	21,930
Real Estate Debt Income Fund (a)	786,702	7,481
Short-Term Income Fund (a)	4,173,300	50,789
Small-MidCap Dividend Income Fund (a)	2,012,836	33,353
		$519,525
Principal Variable Contracts Funds, Inc. Class 1 - 30.21%
Equity Income Account (a)	3,597,324	87,667
Government & High Quality Bond Account (a)	4,132,647	41,409
Income Account (a)	8,886,115	93,215
MidCap Account (a)	205,195	11,249
		$233,540
TOTAL INVESTMENT COMPANIES		$773,088
Total Investments		$773,088
Other Assets and Liabilities - (0.02)%		$(180)
TOTAL NET ASSETS - 100.00%		$772,908

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	38.48%
Fixed Income Funds	31.21%
International Equity Funds	17.66%
Specialty Funds	12.61%
Investment Companies	0.06%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
March 31, 2017 (unaudited)

	December 31,	December 31,							March 31,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales	Sales	March 31, 2017	2017
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	2,103,718	$28,329		590	$11	84,151	$1,498	2,020,157	$27,010
Diversified International Fund	7,540,074	89,095		2,302	27	279,377	3,251	7,262,999	85,721
Diversified Real Asset Fund	—	—		3,120,880	34,244	36,894	411	3,083,986	33,838
EDGE MidCap Fund	1,349,208	13,822		588	7	37,073	456	1,312,723	13,375
Equity Income Account	3,756,281	41,692		13,734	325	172,691	4,123	3,597,324	39,119
Global Diversified Income Fund	1,135,732	15,116		—	—	1,135,732	15,446	—	—
Global Multi-Strategy Fund	5,397,664	56,863		416,295	4,571	165,800	1,841	5,648,159	59,602
Global Real Estate Securities Fund	2,177,723	19,020		424,700	3,702	77,418	683	2,525,005	21,979
Government & High Quality Bond	3,945,456	38,445		316,191	3,165	129,000	1,290	4,132,647	40,311
Account
High Yield Fund	2,253,409	15,002		23,477	173	737,598	5,408	1,539,288	9,927
Income Account	9,281,471	88,789		3,395	35	398,751	4,160	8,886,115	84,775
Inflation Protection Fund	1,584,250	13,529		614	5	35,704	305	1,549,160	13,226
International Emerging Markets Fund	818,638	18,248		238	6	23,738	558	795,138	17,692
International Small Company Fund	841,647	8,274		242	3	39,232	408	802,657	7,881
LargeCap Growth Fund	4,748,551	49,184		752	7	1,792,956	15,608	2,956,347	29,970
LargeCap Value Fund	4,345,299	54,275		35,655	426	169,654	2,040	4,211,300	52,499
MidCap Account	730,120	28,185		51	3	524,976	28,441	205,195	5,202
Preferred Securities Fund	1,550,514	14,202		18,670	189	80,322	810	1,488,862	13,576
Principal Capital Appreciation Fund	486,366	24,849		78	5	115,878	6,613	370,566	18,732
Principal EDGE Active Income ETF	207,300	8,035		—	—	—	—	207,300	8,035
Principal U.S. Small Cap Index ETF	390,600	9,712		—	—	—	—	390,600	9,712
Real Estate Debt Income Fund	812,059	7,843		6,536	62	31,893	303	786,702	7,597
Short-Term Income Fund	2,499,882	30,490		1,718,442	20,897	45,024	547	4,173,300	50,838
Small-MidCap Dividend Income Fund	2,205,151	24,596		4,445	72	196,760	3,202	2,012,836	21,857
		$697,595			$67,935		$97,402		$672,474

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$168			$—
Diversified International Fund			—			(150)			—
Diversified Real Asset Fund			—			5			—
EDGE MidCap Fund			—			2			—
Equity Income Account			—			1,225			—
Global Diversified Income Fund			—			330			—
Global Multi-Strategy Fund			—			9			—
Global Real Estate Securities Fund			44			(60)			—
Government & High Quality Bond Account			—			(9)			—
High Yield Fund			168			160			—
Income Account			—			111			—
Inflation Protection Fund			—			(3)			—
International Emerging Markets Fund			—			(4)			—
International Small Company Fund			—			12			—
LargeCap Growth Fund			—			(3,613)			—
LargeCap Value Fund			—			(162)			—
MidCap Account			—			5,455			—
Preferred Securities Fund			184			(5)			—
Principal Capital Appreciation Fund			—			491			—
Principal EDGE Active Income ETF			72			—			—
Principal U.S. Small Cap Index ETF			—			—			—
Real Estate Debt Income Fund			60			(5)			—
Short-Term Income Fund			177			(2)			—
Small-MidCap Dividend Income Fund			63			391			—
			$768			$4,346			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		SAM Conservative Balanced Portfolio
		March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value(000	's)
Money Market Funds - 0.11%
Cash Account Trust - Government & Agency	222,595	$223
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 3.73%
Principal EDGE Active Income ETF (a)	126,800	5,216
Principal U.S. Small Cap Index ETF (a)	79,000	2,236
		$7,452
Principal Funds, Inc. Institutional Class - 58.06%
Blue Chip Fund (a)	228,684	4,171
Diversified International Fund (a)	1,340,856	15,983
Diversified Real Asset Fund (a)	535,501	5,981
EDGE MidCap Fund (a)	290,085	3,638
Global Diversified Income Fund (a)	282,477	3,881
Global Multi-Strategy Fund (a)	900,865	10,054
Global Real Estate Securities Fund (a)	425,286	3,776
High Yield Fund (a)	790,538	5,834
Inflation Protection Fund (a)	545,863	4,673
International Emerging Markets Fund (a)	142,014	3,396
International Small Company Fund (a)	137,308	1,457
LargeCap Growth Fund (a)	601,577	5,625
LargeCap Value Fund (a)	951,850	11,584
Preferred Securities Fund (a)	276,001	2,807
Principal Capital Appreciation Fund (a)	76,047	4,500
Real Estate Debt Income Fund (a)	192,222	1,828
Short-Term Income Fund (a)	1,789,495	21,778
Small-MidCap Dividend Income Fund (a)	295,893	4,903
		$115,869
Principal Variable Contracts Funds, Inc. Class 1 - 38.12%
Equity Income Account (a)	597,671	14,565
Government & High Quality Bond Account (a)	2,226,151	22,306
Income Account (a)	3,736,636	39,198
		$76,069
TOTAL INVESTMENT COMPANIES		$199,613
Total Investments		$199,613
Other Assets and Liabilities - (0.02)%		$(48)
TOTAL NET ASSETS - 100.00%		$199,565

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	51.93%
Domestic Equity Funds	25.67%
International Equity Funds	12.33%
Specialty Funds	9.98%
Investment Companies	0.11%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2017 (unaudited)

	December 31,	December 31,						March 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	March 31, 2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	240,534	$3,044	2,698	$48	14,548	$256	228,684	$2,888
Diversified International Fund	1,391,503	16,269	9,720	112	60,367	700	1,340,856	15,649
Diversified Real Asset Fund	—	—	549,313	6,018	13,812	154	535,501	5,866
EDGE MidCap Fund	305,331	3,216	3,820	47	19,066	235	290,085	3,033
Equity Income Account	626,009	6,956	6,610	159	34,948	827	597,671	6,578
Global Diversified Income Fund	492,040	6,589	5,315	73	214,878	2,923	282,477	3,739
Global Multi-Strategy Fund	949,621	10,025	6,846	76	55,602	614	900,865	9,488
Global Real Estate Securities Fund	439,165	3,719	4,875	43	18,754	166	425,286	3,587
Government & High Quality Bond	2,046,784	20,478	240,428	2,406	61,061	610	2,226,151	22,263
Account
High Yield Fund	1,393,114	9,537	17,478	129	620,054	4,546	790,538	5,125
Income Account	3,909,716	38,602	23,842	248	196,922	2,053	3,736,636	36,789
Inflation Protection Fund	569,345	4,869	4,098	35	27,580	235	545,863	4,666
International Emerging Markets Fund	147,763	3,274	1,700	39	7,449	169	142,014	3,137
International Small Company Fund	149,591	1,467	1,863	19	14,146	142	137,308	1,344
LargeCap Growth Fund	1,016,718	10,502	3,840	35	418,981	3,675	601,577	6,045
LargeCap Value Fund	993,069	12,136	12,339	149	53,558	641	951,850	11,590
MidCap Account	86,664	2,658	392	21	87,056	4,701	—	—
Preferred Securities Fund	290,660	2,481	5,266	53	19,925	199	276,001	2,333
Principal Capital Appreciation Fund	95,885	4,897	431	25	20,269	1,156	76,047	3,844
Principal EDGE Active Income ETF	126,800	4,916	—	—	—	—	126,800	4,916
Principal U.S. Small Cap Index ETF	79,000	1,962	—	—	—	—	79,000	1,962
Real Estate Debt Income Fund	204,408	1,973	2,843	27	15,029	143	192,222	1,855
Short-Term Income Fund	1,124,146	13,709	697,209	8,475	31,860	387	1,789,495	21,796
Small-MidCap Dividend Income Fund	409,467	4,643	2,475	41	116,049	1,901	295,893	3,066
		$187,922		$18,278		$26,433		$181,559

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$52			$—
Diversified International Fund		—			(32)			—
Diversified Real Asset Fund		—			2			—
EDGE MidCap Fund		—			5			—
Equity Income Account		—			290			—
Global Diversified Income Fund		48			—			—
Global Multi-Strategy Fund		—			1			—
Global Real Estate Securities Fund		8			(9)			—
Government & High Quality Bond Account		—			(11)			—
High Yield Fund		88			5			—
Income Account		—			(8)			—
Inflation Protection Fund		—			(3)			—
International Emerging Markets Fund		—			(7)			—
International Small Company Fund		—			—			—
LargeCap Growth Fund		—			(817)			—
LargeCap Value Fund		—			(54)			—
MidCap Account		—			2,022			—
Preferred Securities Fund		34			(2)			—
Principal Capital Appreciation Fund		—			78			—
Principal EDGE Active Income ETF		44			—			—
Principal U.S. Small Cap Index ETF		—			—			—
Real Estate Debt Income Fund		15			(2)			—
Short-Term Income Fund		85			(1)			—
Small-MidCap Dividend Income Fund		9			283			—
		$331			$1,792			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		SAM Conservative Growth Portfolio
		March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value(000	's)
Money Market Funds - 0.04%
Cash Account Trust - Government & Agency	139,480	$139
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 2.12%
Principal U.S. Small Cap Index ETF (a)	236,400	6,690

Principal Funds, Inc. Class R-6 - 2.76%
Multi-Manager Equity Long/Short Fund (a)	839,703	8,691

Principal Funds, Inc. Institutional Class - 73.43%
Blue Chip Fund (a)	1,036,992	18,915
Diversified International Fund (a)	3,915,498	46,673
Diversified Real Asset Fund (a)	1,337,049	14,935
EDGE MidCap Fund (a)	674,736	8,461
Global Multi-Strategy Fund (a)	757,923	8,458
Global Real Estate Securities Fund (a)	674,160	5,987
International Small Company Fund (a)	433,357	4,598
LargeCap Growth Fund (a)	2,678,851	25,047
LargeCap Value Fund (a)	2,880,538	35,056
Origin Emerging Markets Fund (a)	1,206,152	11,410
Preferred Securities Fund (a)	444,349	4,519
Principal Capital Appreciation Fund (a)	266,798	15,789
Short-Term Income Fund (a)	1,221,113	14,861
Small-MidCap Dividend Income Fund (a)	1,014,765	16,815
		$231,524
Principal Variable Contracts Funds, Inc. Class 1 - 21.68%
Equity Income Account (a)	1,508,419	36,760
Government & High Quality Bond Account (a)	751,111	7,526
Income Account (a)	1,495,785	15,691
MidCap Account (a)	152,505	8,361
		$68,338
TOTAL INVESTMENT COMPANIES		$315,382
Total Investments		$315,382
Other Assets and Liabilities - (0.03)%		$(91)
TOTAL NET ASSETS - 100.00%		$315,291

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.52%
International Equity Funds	21.78%
Fixed Income Funds	13.51%
Specialty Funds	10.18%
Investment Companies	0.04%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2017 (unaudited)

	December 31,	December 31,						March 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	March 31, 2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,056,372	$14,672	9,115	$161	28,495	$512	1,036,992	$14,347
Diversified International Fund	3,974,495	46,723	29,305	336	88,302	1,029	3,915,498	45,982
Diversified Real Asset Fund	683,851	7,796	661,459	7,307	8,261	92	1,337,049	15,004
EDGE MidCap Fund	685,115	7,089	6,694	83	17,073	213	674,736	6,961
Equity Income Account	1,525,541	17,786	10,562	253	27,684	664	1,508,419	17,404
Global Multi-Strategy Fund	767,688	7,812	7,486	83	17,251	192	757,923	7,706
Global Real Estate Securities Fund	678,172	5,671	8,280	73	12,292	107	674,160	5,631
Government & High Quality Bond	698,972	6,734	65,221	653	13,082	131	751,111	7,254
Account
High Yield Fund	623,299	4,276	—	—	623,299	4,569	—	—
Income Account	1,511,238	14,743	15,753	164	31,206	325	1,495,785	14,569
International Small Company Fund	441,407	4,339	4,276	44	12,326	128	433,357	4,258
LargeCap Growth Fund	2,730,543	28,253	10,283	94	61,975	566	2,678,851	27,683
LargeCap Value Fund	2,901,723	36,023	23,533	284	44,718	541	2,880,538	35,724
MidCap Account	393,424	18,103	1,114	60	242,033	13,133	152,505	4,786
Multi-Manager Equity Long/Short	847,488	8,356	5,561	57	13,346	138	839,703	8,276
Fund
Origin Emerging Markets Fund	1,231,170	10,924	11,350	100	36,368	330	1,206,152	10,662
Preferred Securities Fund	444,475	4,370	9,260	93	9,386	94	444,349	4,368
Principal Capital Appreciation Fund	277,636	14,212	1,144	67	11,982	691	266,798	13,590
Principal U.S. Small Cap Index ETF	236,400	5,875	—	—	—	—	236,400	5,875
Short-Term Income Fund	366,142	4,465	854,971	10,397	—	—	1,221,113	14,862
Small-MidCap Dividend Income Fund	1,070,668	12,593	5,978	98	61,881	1,008	1,014,765	11,776
		$280,815		$20,407		$24,463		$276,718

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$26			$—
Diversified International Fund		—			(48)			—
Diversified Real Asset Fund		—			(7)			—
EDGE MidCap Fund		—			2			—
Equity Income Account		—			29			—
Global Multi-Strategy Fund		—			3			—
Global Real Estate Securities Fund		12			(6)			—
Government & High Quality Bond Account		—			(2)			—
High Yield Fund		11			293			—
Income Account		—			(13)			—
International Small Company Fund		—			3			—
LargeCap Growth Fund		—			(98)			—
LargeCap Value Fund		—			(42)			—
MidCap Account		—			(244)			—
Multi-Manager Equity Long/Short Fund		—			1			—
Origin Emerging Markets Fund		—			(32)			—
Preferred Securities Fund		54			(1)			—
Principal Capital Appreciation Fund		—			2			—
Principal U.S. Small Cap Index ETF		—			—			—
Short-Term Income Fund		41			—			—
Small-MidCap Dividend Income Fund		32			93			—
		$150			$(41)			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		SAM Flexible Income Portfolio
		March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value(000	's)
Money Market Funds - 0.10%
Cash Account Trust - Government & Agency	211,770	$212
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 2.85%
Principal EDGE Active Income ETF (a)	149,500	6,150

Principal Funds, Inc. Institutional Class - 46.88%
Diversified International Fund (a)	569,812	6,792
Global Diversified Income Fund (a)	788,683	10,837
Global Real Estate Securities Fund (a)	847,950	7,530
High Yield Fund (a)	1,462,567	10,794
Inflation Protection Fund (a)	1,649,684	14,121
International Emerging Markets Fund (a)	86,931	2,079
LargeCap Growth Fund (a)	420,796	3,934
LargeCap Value Fund (a)	400,658	4,876
Preferred Securities Fund (a)	320,486	3,259
Real Estate Debt Income Fund (a)	432,327	4,111
Short-Term Income Fund (a)	2,268,264	27,605
Small-MidCap Dividend Income Fund (a)	323,817	5,366
		$101,304
Principal Variable Contracts Funds, Inc. Class 1 - 50.19%
Equity Income Account (a)	834,187	20,329
Government & High Quality Bond Account (a)	2,378,824	23,836
Income Account (a)	6,129,182	64,295
		$108,460
TOTAL INVESTMENT COMPANIES		$216,126
Total Investments		$216,126
Other Assets and Liabilities - (0.02)%		$(52)
TOTAL NET ASSETS - 100.00%		$216,074

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	71.36%
Domestic Equity Funds	15.97%
International Equity Funds	7.58%
Specialty Funds	5.01%
Investment Companies	0.10%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2017 (unaudited)

	December 31,	December 31,						March 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	March 31, 2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	576,088	$6,841	7,585	$88	13,861	$160	569,812	$6,760
Equity Income Account	859,400	10,558	11,036	267	36,249	868	834,187	9,995
Global Diversified Income Fund	1,038,861	13,933	17,345	238	267,523	3,642	788,683	10,469
Global Real Estate Securities Fund	584,516	4,882	294,863	2,571	31,429	277	847,950	7,162
Government & High Quality Bond	2,207,913	21,791	241,449	2,417	70,538	706	2,378,824	23,491
Account
High Yield Fund	2,191,381	15,112	38,572	285	767,386	5,626	1,462,567	9,772
Income Account	6,359,194	63,152	65,447	684	295,459	3,079	6,129,182	60,706
Inflation Protection Fund	1,065,529	9,150	636,155	5,417	52,000	442	1,649,684	14,118
International Emerging Markets Fund	93,891	2,187	—	—	6,960	160	86,931	2,023
LargeCap Growth Fund	774,787	8,010	4,019	37	358,010	3,125	420,796	4,208
LargeCap Value Fund	581,343	7,307	6,366	77	187,051	2,284	400,658	4,953
Preferred Securities Fund	327,816	2,760	10,507	106	17,837	179	320,486	2,686
Principal EDGE Active Income ETF	149,500	5,787	—	—	—	—	149,500	5,787
Real Estate Debt Income Fund	441,035	4,247	8,112	77	16,820	160	432,327	4,162
Short-Term Income Fund	1,638,136	19,977	671,208	8,157	41,080	499	2,268,264	27,633
Small-MidCap Dividend Income Fund	598,093	5,993	3,819	63	278,095	4,554	323,817	3,186
		$201,687		$20,484		$25,761		$197,111

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Fund		$—			$(9)			$—
Equity Income Account		—			38			—
Global Diversified Income Fund		133			(60)			—
Global Real Estate Securities Fund		15			(14)			—
Government & High Quality Bond Account		—			(11)			—
High Yield Fund		159			1			—
Income Account		—			(51)			—
Inflation Protection Fund		—			(7)			—
International Emerging Markets Fund		—			(4)			—
LargeCap Growth Fund		—			(714)			—
LargeCap Value Fund		—			(147)			—
Preferred Securities Fund		39			(1)			—
Principal EDGE Active Income ETF		52			—			—
Real Estate Debt Income Fund		33			(2)			—
Short-Term Income Fund		113			(2)			—
Small-MidCap Dividend Income Fund		10			1,684			—
		$554			$701			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		SAM Strategic Growth Portfolio
		March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value(000	's)
Money Market Funds - 0.17%
Cash Account Trust - Government & Agency	452,586	$453
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 6.91%
Principal EDGE Active Income ETF (a)	239,300	9,845
Principal U.S. Small Cap Index ETF (a)	289,800	8,201
		$18,046
Principal Funds, Inc. Class R-6 - 2.46%
Multi-Manager Equity Long/Short Fund (a)	620,477	6,422

Principal Funds, Inc. Institutional Class - 78.90%
Diversified International Fund (a)	4,120,243	49,113
EDGE MidCap Fund (a)	461,755	5,790
Global Multi-Strategy Fund (a)	445,561	4,973
Global Real Estate Securities Fund (a)	1,327,153	11,785
International Small Company Fund (a)	469,244	4,979
LargeCap Growth Fund (a)	2,613,351	24,435
LargeCap Value Fund (a)	2,163,532	26,330
Origin Emerging Markets Fund (a)	1,869,464	17,685
Principal Capital Appreciation Fund (a)	632,487	37,431
Real Estate Debt Income Fund (a)	784,315	7,459
Short-Term Income Fund (a)	407,587	4,960
Small-MidCap Dividend Income Fund (a)	672,178	11,138
		$206,078
Principal Variable Contracts Funds, Inc. Class 1 - 11.59%
Equity Income Account (a)	1,241,544	30,256

TOTAL INVESTMENT COMPANIES		$261,255
Total Investments		$261,255
Other Assets and Liabilities - (0.03)%		$(79)
TOTAL NET ASSETS - 100.00%		$261,176

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.98%
International Equity Funds	31.99%
Fixed Income Funds	8.53%
Specialty Funds	4.36%
Investment Companies	0.17%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2017 (unaudited)

	December 31,	December 31,						March 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	March 31, 2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	4,176,148	$49,777	66,552	$776	122,457	$1,421	4,120,243	$49,061
EDGE MidCap Fund	465,049	5,377	6,650	83	9,944	124	461,755	5,337
Equity Income Account	1,249,556	14,303	18,119	441	26,131	622	1,241,544	14,302
Global Multi-Strategy Fund	448,699	4,890	8,005	89	11,143	124	445,561	4,856
Global Real Estate Securities Fund	1,072,438	8,941	283,391	2,473	28,676	252	1,327,153	11,150
International Small Company Fund	477,413	4,695	5,402	56	13,571	140	469,244	4,614
LargeCap Growth Fund	3,456,656	35,736	9,676	88	852,981	7,603	2,613,351	26,679
LargeCap Value Fund	2,381,420	30,118	22,458	275	240,346	2,930	2,163,532	27,254
Multi-Manager Equity Long/Short	546,525	5,390	83,730	851	9,778	100	620,477	6,141
Fund
Origin Emerging Markets Fund	1,906,803	17,414	21,724	194	59,063	538	1,869,464	17,021
Principal Capital Appreciation Fund	689,810	37,177	4,807	280	62,130	3,659	632,487	33,738
Principal EDGE Active Income ETF	239,300	9,319	—	—	—	—	239,300	9,319
Principal U.S. Small Cap Index ETF	289,800	7,205	—	—	—	—	289,800	7,205
Real Estate Debt Income Fund	250,547	2,405	541,923	5,179	8,155	77	784,315	7,506
Short-Term Income Fund	—	—	407,587	4,952	—	—	407,587	4,952
Small-MidCap Dividend Income Fund	759,917	8,799	9,235	153	96,974	1,574	672,178	7,554
		$241,546		$15,890		$19,164		$236,689

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Fund		$—			$(71)			$—
EDGE MidCap Fund		—			1			—
Equity Income Account		—			180			—
Global Multi-Strategy Fund		—			1			—
Global Real Estate Securities Fund		23			(12)			—
International Small Company Fund		—			3			—
LargeCap Growth Fund		—			(1,542)			—
LargeCap Value Fund		—			(209)			—
Multi-Manager Equity Long/Short Fund		—			—			—
Origin Emerging Markets Fund		—			(49)			—
Principal Capital Appreciation Fund		—			(60)			—
Principal EDGE Active Income ETF		83			—			—
Principal U.S. Small Cap Index ETF		—			—			—
Real Estate Debt Income Fund		46			(1)			—
Short-Term Income Fund		4			—			—
Small-MidCap Dividend Income Fund		21			176			—
		$177			$(1,583)			$—
Amounts in thousands except shares

See accompanying notes.

     Schedule of Investments Short-Term Income Account March 31, 2017 (unaudited)

INVESTMENT COMPANIES - 1.40%	Shares Held	Value(000	's)			Principal
Money Market Funds - 1.40%				BONDS (continued)		Amount (000's) Value (000's)
BlackRock Liquidity Funds FedFund Portfolio	2,355,864	$2,356		Automobile Asset Backed Securities (continued)
				CPS Auto Receivables Trust 2013-B
TOTAL INVESTMENT COMPANIES		$2,356		1.82%, 09/15/2020(b),(c)		$152	$152
	Principal			CPS Auto Receivables Trust 2013-C
BONDS- 98.00%	Amount (000's)	Value(000	's)	4.30%, 08/15/2019(b)		250	253
Aerospace & Defense - 1.09%				CPS Auto Receivables Trust 2014-B
				1.11%, 11/15/2018(b)		12	12
Lockheed Martin Corp
1.85%, 11/23/2018	$500	$501		CPS Auto Receivables Trust 2014-C
Rockwell Collins Inc				1.31%, 02/15/2019(b),(c)		78	78
2.80%, 03/15/2022 (a)	500	501		3.77%, 08/17/2020(b)		200	200
3.20%, 03/15/2024(a)	250	250		CPS Auto Receivables Trust 2014-D
				1.49%, 04/15/2019(b)		93	93
United Technologies Corp
1.50%, 11/01/2019	600	596		CPS Auto Receivables Trust 2015-C
				1.77%, 06/17/2019(b)		225	226
		$1,848
Agriculture - 0.82%				CPS Auto Receivables Trust 2016-B
				2.07%, 11/15/2019(b)		145	145
Cargill Inc
6.00%, 11/27/2017(b)	1,347	1,386		CPS Auto Receivables Trust 2016-C
				1.62%, 01/15/2020(b)		677	676
Airlines - 0.93%				CPS Auto Trust
				1.48%, 03/16/2020(b)		45	45
American Airlines 2013-2 Class A Pass				1.50%, 06/15/2020(b),(c)		469	468
Through Trust				1.68%, 08/17/2020(b),(c)		935	933
4.95%, 07/15/2024	388	413
				Ford Credit Auto Owner Trust 2015-REV2
Delta Air Lines 2009-1 Class A Pass Through				2.44%, 01/15/2027(b),(c)		673	679
Trust
7.75%, 06/17/2021	677	746		Ford Credit Auto Owner Trust 2016-REV2
				2.03%, 12/15/2027(b)		750	740
Delta Air Lines 2012-1 Class A Pass Through
Trust				Ford Credit Auto Owner Trust/Ford Credit
				2.62%, 08/15/2028(b)		500	503
4.75%, 11/07/2021	383	405
		$1,564		Ford Credit Auto Owner Trust/Ford Credit
				2014-RE	V1
Automobile Asset Backed Securities - 11.91%				2.26%, 11/15/2025(b),(c)		673	679
AmeriCredit Automobile Receivables 2015-4				Santander Drive Auto Receivables Trust 2013-
1.26%, 04/08/2019	135	135		1
AmeriCredit Automobile Receivables 2016-1				1.76%, 01/15/2019		83	83
1.52%, 06/10/2019	202	202		Santander Drive Auto Receivables Trust 2013-
AmeriCredit Automobile Receivables Trust				3
2013-1				2.42%, 04/15/2019		80	80
1.57%, 01/08/2019	51	51		Santander Drive Auto Receivables Trust 2013-
2.09%, 02/08/2019	255	255		5
AmeriCredit Automobile Receivables Trust				2.25%, 06/17/2019(c)		24	24
2013-5				2.73%, 10/15/2019(c)		228	230
2.86%, 12/09/2019(c)	1,202	1,216

AmeriCredit Automobile Receivables Trust				Santander Drive Auto Receivables Trust 2014-1
2014-1
2.15%, 03/09/2020(c)	100	100		2.36%, 04/15/2020		664	667
2.54%, 06/08/2020(c)	875	881		2.91%, 04/15/2020		355	359
				Santander Drive Auto Receivables Trust 2014-
AmeriCredit Automobile Receivables Trust				2
2014-2				2.76%, 02/18/2020(c)		220	223
2.57%, 07/08/2020(c)	395	396
				Santander Drive Auto Receivables Trust 2014-
AmeriCredit Automobile Receivables Trust				3
2014-3				2.13%, 08/17/2020(c)		229	230
2.58%, 09/08/2020(c)	100	101
				2.65%, 08/17/2020		115	116
Americredit Automobile Receivables Trust				Santander Drive Auto Receivables Trust 2014-
2016-4				5
1.34%, 04/08/2020	650	650		2.46%, 06/15/2020		240	241
Capital Auto Receivables Asset Trust 2013-1
2.19%, 09/20/2021(c)	281	281		Santander Drive Auto Receivables Trust 2015-
				1
Capital Auto Receivables Asset Trust 2013-2				2.57%, 04/15/2021		625	630
3.30%, 06/20/2019	620	624		Santander Drive Auto Receivables Trust 2015-
Capital Auto Receivables Asset Trust 2013-3				2
2.32%, 07/20/2018	7	7		2.44%, 04/15/2021(c)		365	367
Capital Auto Receivables Asset Trust 2014-1				Santander Drive Auto Receivables Trust 2016-
2.22%, 01/22/2019	648	650		3
2.84%, 04/22/2019	345	348		1.34%, 11/15/2019		600	599
Capital Auto Receivables Asset Trust 2014-2				TCF Auto Receivables Owner Trust 2016-
2.03%, 12/20/2018	545	546		PT1
2.41%, 05/20/2019	90	90		1.93%, 06/15/2022(b),(c)		905	904
Capital Auto Receivables Asset Trust 2016-2
1.32%, 01/22/2019(c)	499	499		Westlake Automobile Receivables Trust 2015-
				1
Capital Auto Receivables Asset Trust 2016-3				2.29%, 11/16/2020(b)		550	551
1.36%, 04/22/2019(c)	215	215

CPS Auto Receivables Trust 2013-A				Westlake Automobile Receivables Trust 2015-
1.31%, 06/15/2020(b),(c)	250	250		2
				1.28%, 07/16/2018(b),(c)		18	18

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)			Banks (continued)
Westlake Automobile Receivables Trust 2015-			ING Groep NV
3			2.30%, 03/29/2022(c)	$250	$250
1.42%, 05/17/2021(b),(c)	$205	$205	3.15%, 03/29/2022	200	200
Westlake Automobile Receivables Trust 2016-			JPMorgan Chase & Co
1			2.30%, 08/15/2021	500	495
1.82%, 01/15/2019(b)	201	201	4.25%, 10/15/2020	500	530
Westlake Automobile Receivables Trust 2016-			JPMorgan Chase Bank NA
2			6.00%, 10/01/2017	2,020	2,062
1.57%, 06/17/2019(b)	404	404	KeyBank NA/Cleveland OH
Westlake Automobile Receivables Trust 2016-			1.70%, 06/01/2018	500	501
3			2.35%, 03/08/2019	650	655
2.07%, 12/15/2021(b),(c)	600	598	Morgan Stanley
		$20,109	1.88%, 01/05/2018	336	337
Automobile Floor Plan Asset Backed Securities - 0.82%			2.13%, 04/25/2018	250	251
Ford Credit Floorplan Master Owner Trust A			2.44%, 04/21/2021(c)	1,000	1,026
1.37%, 11/15/2021(c)	700	704	2.44%, 10/24/2023(c)	1,000	1,021
Volkswagen Credit Auto Master Trust			5.50%, 07/24/2020	500	546
1.33%, 07/22/2019(b),(c)	673	673	PNC Bank NA
		$1,377	4.88%, 09/21/2017	1,145	1,163
Automobile Manufacturers - 2.25%			6.88%, 04/01/2018	250	262
Daimler Finance North America LLC			SunTrust Bank/Atlanta GA
1.38%, 08/01/2017(b)	336	336	2.25%, 01/31/2020	400	401
1.75%, 10/30/2019(b)	350	346	7.25%, 03/15/2018	1,300	1,365
Ford Motor Credit Co LLC			SunTrust Banks Inc
2.02%, 05/03/2019	400	398	2.90%, 03/03/2021	500	506
3.34%, 03/28/2022	500	502	US Bancorp
PACCAR Financial Corp			2.63%, 01/24/2022	400	402
1.45%, 03/09/2018	336	336	US Bank NA/Cincinnati OH
2.20%, 09/15/2019	673	678	1.52%, 10/28/2019(c)	841	847
Toyota Motor Credit Corp			2.00%, 01/24/2020	400	401
1.20%, 04/06/2018	400	399	Wells Fargo & Co
2.10%, 01/17/2019	400	404	2.15%, 01/24/2023(c)	1,000	1,011
2.60%, 01/11/2022	400	402	2.60%, 07/22/2020	673	680
		$3,801	Wells Fargo Bank NA
Banks- 18.81%			1.65%, 01/22/2018	750	750
Bank of America Corp			6.00%, 11/15/2017	250	257
2.19%, 01/20/2023(c)	1,500	1,521			$31,754
2.44%, 04/19/2021(c)	250	258	Beverages - 1.31%
2.60%, 01/15/2019	500	505	Anheuser-Busch InBev Finance Inc
2.63%, 10/19/2020	750	754	2.15%, 02/01/2019	586	590
Bank of America NA			Anheuser-Busch InBev Worldwide Inc
1.43%, 06/15/2017(c)	250	250	3.75%, 01/15/2022	500	524
Bank of New York Mellon Corp/The			PepsiCo Inc
2.09%, 10/30/2023(c)	500	511	1.00%, 10/13/2017	250	250
2.20%, 05/15/2019	673	678	1.35%, 10/04/2019	350	347
2.50%, 04/15/2021	300	301	2.15%, 10/14/2020	500	503
BB&T Corp					$2,214
1.69%, 02/01/2019(c)	336	338	Biotechnology - 1.14%
1.80%, 04/01/2022(c)	100	100	Amgen Inc
2.05%, 05/10/2021	500	492	2.20%, 05/22/2019	673	677
Branch Banking & Trust Co			Biogen Inc
1.35%, 05/23/2017(c)	450	450	2.90%, 09/15/2020	500	509
2.10%, 01/15/2020	600	601	Gilead Sciences Inc
2.63%, 01/15/2022	600	602	1.85%, 09/04/2018	250	251
Capital One NA/Mclean VA			1.95%, 03/01/2022	250	242
1.65%, 02/05/2018	673	673	2.55%, 09/01/2020	250	253
1.88%, 09/13/2019(c)	500	503			$1,932
2.19%, 01/30/2023(c)	600	603	Chemicals - 1.55%
Citigroup Inc			Air Liquide Finance SA
1.70%, 04/27/2018	1,010	1,010	1.75%, 09/27/2021(b)	250	241
2.45%, 01/10/2020	200	201	Airgas Inc
2.70%, 03/30/2021	900	901	1.65%, 02/15/2018	808	809
Fifth Third Bank/Cincinnati OH			Chevron Phillips Chemical Co LLC / Chevron
1.63%, 09/27/2019	250	247	Phillips Chemical Co LP
2.25%, 06/14/2021	300	297	1.70%, 05/01/2018(b)	505	505
2.30%, 03/15/2019	400	403	2.45%, 05/01/2020(b)	168	169
Goldman Sachs Group Inc/The			Westlake Chemical Corp
2.14%, 04/26/2022(c)	1,000	1,008	4.63%, 02/15/2021(b)	455	473
2.20%, 04/23/2020(c)	1,010	1,024	4.88%, 05/15/2023(b)	400	416
2.30%, 12/13/2019	400	400			$2,613
2.60%, 04/23/2020	400	402
3.00%, 04/26/2022	800	802

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 2.18%			Electric (continued)
Ginnie Mae			Emera US Finance LP
0.60%, 07/16/2054(c),(d)	$2,802	$119	2.70%, 06/15/2021	$300	$298
0.67%, 09/16/2055(c),(d)	4,188	187	Exelon Corp
0.78%, 06/16/2055(c),(d)	5,188	225	2.50%, 06/01/2022(a),(c)	500	505
0.83%, 01/16/2054(c),(d)	3,116	149	Fortis Inc/Canada
0.85%, 03/16/2052(c),(d)	2,847	165	2.10%, 10/04/2021(b)	633	613
0.85%, 10/16/2054(c),(d)	3,946	165	Indiantown Cogeneration LP
0.89%, 10/16/2054(c),(d)	3,252	163	9.77%, 12/15/2020	261	282
0.90%, 10/16/2054(c),(d)	3,794	175	NextEra Energy Capital Holdings Inc
0.90%, 02/16/2055(c),(d)	5,894	215	1.59%, 06/01/2017	336	336
0.91%, 01/16/2055(c),(d)	5,917	258	7.30%, 09/01/2067(c)	673	678
1.11%, 06/16/2045(c),(d)	7,270	419	Public Service Co of New Mexico
1.12%, 08/16/2042(c),(d)	8,593	497	7.95%, 05/15/2018	1,015	1,082
1.16%, 02/16/2046(c),(d)	5,645	334	San Diego Gas & Electric Co
1.37%, 12/16/2036(c),(d)	2,297	137	1.91%, 02/01/2022	144	143
JPMDB Commercial Mortgage Securities			Southern California Edison Co
Trust 2016-C4			1.85%, 02/01/2022	296	292
1.54%, 12/15/2049(c)	482	475	Southern Co/The
		$3,683	1.55%, 07/01/2018	200	199
Commercial Services - 0.12%			Talen Energy Supply LLC
Equifax Inc			6.50%, 05/01/2018	168	173
2.30%, 06/01/2021	200	197	Texas-New Mexico Power Co
			9.50%, 04/01/2019(b)	202	228
Computers - 2.29%			TransAlta Corp
Apple Inc			6.90%, 05/15/2018(c)	1,015	1,056
1.00%, 05/03/2018	336	335			$8,765
1.70%, 02/22/2019	200	201	Electronics - 0.74%
1.90%, 02/07/2020	600	602	Fortive Corp
2.18%, 02/23/2021(c)	250	258	1.80%, 06/15/2019(b)	175	174
Diamond 1 Finance Corp / Diamond 2 Finance			2.35%, 06/15/2021(b)	300	296
Corp			Honeywell International Inc
3.48%, 06/01/2019(b)	600	615	1.85%, 11/01/2021	800	785
Hewlett Packard Enterprise Co					$1,255
2.45%, 10/05/2017	500	501	Engineering & Construction - 0.24%
2.85%, 10/05/2018	350	354	SBA Tower Trust
International Business Machines Corp			2.88%, 07/15/2046(b)	400	398
1.95%, 02/12/2019	500	504
2.25%, 02/19/2021	500	502	Finance - Mortgage Loan/Banker - 3.37%
		$3,872	Fannie Mae
Cosmetics & Personal Care - 0.17%			1.38%, 10/07/2021	2,000	1,951
Procter & Gamble Co/The			2.00%, 01/05/2022	1,500	1,499
1.70%, 11/03/2021	300	294	Freddie Mac
			2.38%, 01/13/2022	2,200	2,240
Credit Card Asset Backed Securities - 1.47%					$5,690
Cabela's Credit Card Master Note Trust			Food- 0.95%
1.36%, 07/15/2022(c)	834	836	Kraft Heinz Foods Co
1.39%, 06/15/2020(b),(c)	336	336	1.60%, 06/30/2017	336	336
1.56%, 08/16/2021(b),(c)	505	508	2.00%, 07/02/2018	269	270
Capital One Multi-Asset Execution Trust			Mondelez International Holdings Netherlands
1.42%, 09/16/2024(c)	800	807	BV
		$2,487	1.63%, 10/28/2019(b)	500	492
Diversified Financial Services - 0.82%			1.65%, 10/28/2019(b),(c)	500	502
GE Capital International Funding Co					$1,600
Unlimited Co			Hand & Machine Tools - 0.35%
2.34%, 11/15/2020	695	698	Stanley Black & Decker Inc
GTP Acquisition Partners I LLC			1.62%, 11/17/2018	600	598
2.35%, 06/15/2045(b)	395	390
UBS Group Funding Switzerland AG			Healthcare - Products - 1.25%
3.49%, 05/23/2023(b)	300	302	Abbott Laboratories
		$1,390	2.00%, 03/15/2020	847	841
Electric - 5.19%			Medtronic Global Holdings SCA
Alabama Power Co			1.70%, 03/28/2019	500	500
2.45%, 03/30/2022	750	742	Medtronic Inc
Black Hills Corp			1.93%, 03/15/2020(c)	250	255
2.50%, 01/11/2019	300	302	2.50%, 03/15/2020	505	512
Dominion Resources Inc/VA					$2,108
1.40%, 09/15/2017	673	672	Healthcare - Services - 0.90%
2.96%, 07/01/2019(c)	500	507	Anthem Inc
Duke Energy Florida LLC			5.88%, 06/15/2017	336	339
1.85%, 01/15/2020	400	400	Roche Holdings Inc
3.10%, 08/15/2021	250	257	1.49%, 09/30/2019(b),(c)	673	676

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Services (continued)				Manufactured Housing Asset Backed Securities - 0.01%
UnitedHealth Group Inc				Conseco Financial Corp
1.70%, 02/15/2019		$500	$500	7.70%, 09/15/2026	$24	$25
			$1,515
Home Equity Asset Backed Securities - 0.40%				Media- 1.05%
ACE Securities Corp Home Equity Loan Trust				Time Warner Cable LLC
Series 2005-HE2				8.25%, 04/01/2019	505	563
1.70%, 04/25/2035(c)		8	8	Walt Disney Co/The
Asset Backed Securities Corp Home Equity				1.49%, 03/04/2022(c)	500	501
Loan Trust Series OOMC 2005-HE6				1.95%, 03/04/2020	500	501
1.75%, 07/25/2035(c)		77	77	2.30%, 02/12/2021	200	202
Centex Home Equity Loan Trust 2005-D						$1,767
1.41%, 10/25/2035(c)		51	51	Mining - 0.62%
Home Equity Asset Trust 2005-4				Glencore Finance Canada Ltd
1.25%, 10/25/2035(c)		155	154	2.70%, 10/25/2017(b),(c)	841	844
JP Morgan Mortgage Acquisition Corp 2005-				Glencore Funding LLC
OPT1				4.13%, 05/30/2023(b)	200	204
1.66%, 06/25/2035(c)		37	37			$1,048
RASC Series 2005-AHL2 Trust				Miscellaneous Manufacturers - 1.50%
1.33%, 10/25/2035(c)		127	126	General Electric Co
RASC Series 2005-EMX2 Trust				5.50%, 01/08/2020	500	548
1.49%, 07/25/2035(c)		69	69	Ingersoll-Rand Global Holding Co Ltd
Structured Asset Securities Corp Mortgage				6.88%, 08/15/2018	450	481
Loan Trust Series 2005-GEL4				Siemens Financieringsmaatschappij NV
1.91%, 08/25/2035(c)		54	53	1.75%, 03/16/2022(b),(c)	500	501
Terwin Mortgage Trust Series TMTS 2005-				2.20%, 03/16/2020(b)	1,000	1,004
14	HE					$2,534
4.85%, 08/25/2036(c)		66	67	Mortgage Backed Securities - 2.82%
Wells Fargo Home Equity Asset-Backed				Alternative Loan Trust 2004-J8
Securities 2004-2 Trust				6.00%, 02/25/2017	4	4
1.82%, 10/25/2034(c)		28	27	Banc of America Funding 2004-1 Trust
			$669	5.25%, 02/25/2019	8	8
Housewares - 0.24%				Banc of America Funding 2004-3 Trust
Newell Brands Inc				4.75%, 09/25/2019	28	28
2.60%, 03/29/2019		200	202	Banc of America Mortgage Trust 2005-7
3.85%, 04/01/2023		200	207	5.00%, 08/25/2020	1	1
			$409	BCAP LLC 2011-RR11 Trust
Insurance - 6.55%				3.64%, 03/26/2035(b),(c)	154	154
Berkshire Hathaway Finance Corp				CHL Mortgage Pass-Through Trust 2003-46
1.60%, 05/15/2017		510	510	3.14%, 01/19/2034(c)	58	58
1.70%, 03/15/2019		500	501	CHL Mortgage Pass-Through Trust 2004-J1
Berkshire Hathaway Inc				4.50%, 01/25/2019(c)	4	5
2.20%, 03/15/2021		400	400	CHL Mortgage Pass-Through Trust 2004-J7
2.75%, 03/15/2023		500	500	5.00%, 09/25/2019	38	39
Hartford Financial Services Group Inc/The				Credit Suisse First Boston Mortgage Securities
8.13%, 06/15/2068(c)		1,103	1,175	Corp
MassMutual Global Funding II				5.00%, 09/25/2019	7	7
1.55%, 10/11/2019(b)		350	346	CSFB Mortgage-Backed Pass-Through
2.00%, 04/05/2017(b)		370	370	Certificates Series 2004-AR4
2.10%, 08/02/2018(b)		505	508	1.94%, 05/25/2034(c)	43	41
2.35%, 04/09/2019(b)		865	874	CSFB Mortgage-Backed Trust Series 2004-7
Metropolitan Life Global Funding I				5.00%, 10/25/2019	25	25
1.75%, 12/19/2018(b)		400	399	Ginnie Mae
1.95%, 09/15/2021(b)		470	457	4.50%, 08/20/2032	2	2
2.30%, 04/10/2019(b)		1,173	1,180	GSMSC Pass-Through Trust 2009-4R
New York Life Global Funding				1.23%, 12/26/2036(b),(c)	121	119
1.45%, 12/15/2017(b)		250	250	JP Morgan Mortgage Trust 2004-A3
1.95%, 02/11/2020(b)		808	805	3.06%, 07/25/2034(c)	37	37
2.00%, 04/13/2021(b)		400	394	JP Morgan Mortgage Trust 2004-S1
2.15%, 06/18/2019(b)		774	778	5.00%, 09/25/2034	115	118
Prudential Financial Inc				JP Morgan Mortgage Trust 2016-4
8.88%, 06/15/2068(c)		1,500	1,612	3.50%, 10/25/2046(b)	826	841
			$11,059	MASTR Alternative Loan Trust 2003-9
Internet - 0.41%				6.50%, 01/25/2019	42	43
Amazon.com Inc				MASTR Asset Securitization Trust 2004-11
2.60%, 12/05/2019		673	686	5.00%, 12/25/2019	8	8
				MASTR Asset Securitization Trust 2004-9
Machinery - Diversified - 0.52%				5.00%, 09/25/2019	18	19
John Deere Capital Corp				PHH Mortgage Trust Series 2008-CIM1
1.35%, 01/16/2018		173	173	5.22%, 06/25/2038	132	130
2.05%, 03/10/2020		700	700
			$873

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)			Other Asset Backed Securities (continued)
Prime Mortgage Trust 2005-2			PFS Tax Lien Trust 2014-1
5.25%, 07/25/2020(c)	$74	$75	1.44%, 05/15/2029(b),(c)	$198	$197
Provident Funding Mortgage Loan Trust 2005-			RAAC Series 2006-RP2 Trust
1			1.23%, 02/25/2037(b),(c)	49	49
1.56%, 05/25/2035(c)	211	203	RAMP Series 2005-RZ4 Trust
RALI Series 2003-QS23 Trust			1.38%, 11/25/2035(c)	25	25
5.00%, 12/26/2018	76	76	Soundview Home Loan Trust 2005-CTX1
RALI Series 2004-QS3 Trust			1.40%, 11/25/2035(c)	51	51
5.00%, 03/25/2019	39	38	Structured Asset Investment Loan Trust 2005-
RBSSP Resecuritization Trust 2009-7			4
1.18%, 06/26/2037(b),(c)	38	36	1.64%, 05/25/2035(c)	82	82
5.00%, 09/26/2036(b),(c)	6	6	Trafigura Securitisation Finance PLC 2014-1
Sequoia Mortgage Trust 2013-4			1.86%, 10/15/2018(b),(c)	471	470
1.55%, 04/25/2043(c)	57	55	Verizon Owner Trust 2016-1
Sequoia Mortgage Trust 2013-8			1.42%, 01/20/2021(b),(c)	500	497
2.25%, 06/25/2043(c)	463	444	Verizon Owner Trust 2016-2
Sequoia Mortgage Trust 2017-1			1.68%, 05/20/2021(b),(c)	1,500	1,495
3.50%, 02/25/2047(b)	494	504	Verizon Owner Trust 2017-1
Sequoia Mortgage Trust 2017-2			2.06%, 09/20/2021(b)	250	251
3.50%, 03/25/2047(b)	249	253			$7,364
Sequoia Mortgage Trust 2017-3			Pharmaceuticals - 1.29%
3.50%, 04/25/2047(b),(e)	500	507	AbbVie Inc
Springleaf Mortgage Loan Trust 2013-2			1.80%, 05/14/2018	202	202
1.78%, 12/25/2065(b)	182	182	2.30%, 05/14/2021	200	198
3.52%, 12/25/2065(b),(c)	688	688	2.50%, 05/14/2020	336	338
WaMu Mortgage Pass-Through Certificates			Actavis Funding SCS
Series 2003-S8 Trust			2.35%, 03/12/2018	505	507
5.00%, 09/25/2018	6	6	Mead Johnson Nutrition Co
		$4,760	3.00%, 11/15/2020	250	255
Oil & Gas - 2.89%			Merck & Co Inc
BP Capital Markets PLC			1.10%, 01/31/2018	673	672
2.75%, 05/10/2023	185	183			$2,172
4.75%, 03/10/2019	673	709	Pipelines - 2.86%
Chevron Corp			Buckeye Partners LP
1.57%, 03/03/2022(c)	250	251	2.65%, 11/15/2018	649	652
1.72%, 06/24/2018	375	376	4.15%, 07/01/2023	400	409
2.90%, 03/03/2024	250	251	Columbia Pipeline Group Inc
Phillips 66			2.45%, 06/01/2018	168	169
2.95%, 05/01/2017	1,010	1,011	3.30%, 06/01/2020	168	171
Shell International Finance BV			Florida Gas Transmission Co LLC
2.13%, 05/11/2020	505	505	7.90%, 05/15/2019(b)	559	620
2.38%, 08/21/2022	557	547	Hiland Partners Holdings LLC / Hiland
Total Capital International SA			Partners Finance Corp
1.55%, 06/28/2017	673	673	5.50%, 05/15/2022(b)	133	139
1.60%, 08/10/2018(c)	370	372	TransCanada PipeLines Ltd
		$4,878	6.35%, 05/15/2067(c)	900	838
Other Asset Backed Securities - 4.36%			Williams Partners LP / ACMP Finance Corp
Ameriquest Mortgage Securities Inc Asset-			4.88%, 05/15/2023	700	722
Backed Pass-Through Ctfs Ser 2004-R11			4.88%, 03/15/2024	1,078	1,109
1.59%, 11/25/2034(c)	1	1			$4,829
Ameriquest Mortgage Securities Inc Asset-			Real Estate - 0.33%
Backed Pass-Through Ctfs Ser 2005-R1			Prologis LP
1.66%, 03/25/2035(c)	50	50	7.38%, 10/30/2019	499	561
Drug Royalty II LP 2
3.48%, 07/15/2023(b),(c)	546	541	REITS- 1.12%
Drug Royalty III LP 1			Alexandria Real Estate Equities Inc
3.98%, 04/15/2027(b),(c)	212	212	2.75%, 01/15/2020	510	511
MVW Owner Trust 2015-1			American Tower Trust #1
2.52%, 12/20/2032(b),(c)	543	540	1.55%, 03/15/2043(b)	255	254
MVW Owner Trust 2016-1			Digital Realty Trust LP
2.25%, 12/20/2033(b)	449	443	3.40%, 10/01/2020	300	308
OneMain Financial Issuance Trust 2014-1			Healthcare Realty Trust Inc
2.43%, 06/18/2024(b),(c)	272	273	5.75%, 01/15/2021	343	376
OneMain Financial Issuance Trust 2014-2			Kimco Realty Corp
2.47%, 09/18/2024(b)	573	574	4.30%, 02/01/2018	336	341
OneMain Financial Issuance Trust 2015-2			WEA Finance LLC / Westfield UK & Europe
2.57%, 07/18/2025(b)	740	741	Finance PLC
PFS Financing Corp			1.75%, 09/15/2017(b)	100	100
1.51%, 10/15/2019(b),(c)	336	336			$1,890
1.53%, 04/15/2020(b),(c)	536	536	Retail - 0.42%
			Home Depot Inc/The
			2.00%, 04/01/2021	200	199

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Retail (continued)			Telecommunications (continued)
McDonald's Corp			Cisco Systems Inc
2.75%, 12/09/2020	$500	$507	2.20%, 02/28/2021	$250	$250
		$706	4.95%, 02/15/2019	500	531
Savings & Loans - 0.00%			Crown Castle Towers LLC
Washington Mutual Bank / Henderson NV			4.88%, 08/15/2040(b)	265	282
0.00%, 01/15/2013(e),(f),(g)	200	—	Sprint Spectrum Co LLC / Sprint Spectrum Co
			II LLC / Sprint Spectrum Co III LLC
Semiconductors - 0.47%			3.36%, 03/20/2023(b)	750	748
Broadcom Corp / Broadcom Cayman Finance			Verizon Communications Inc
Ltd			2.87%, 09/14/2018(c)	336	343
2.38%, 01/15/2020(b)	600	600	2.95%, 03/15/2022(b)	1,372	1,367
3.00%, 01/15/2022(b)	200	200			$4,529
		$800	Transportation - 0.42%
Software - 1.35%			Ryder System Inc
Microsoft Corp			2.25%, 09/01/2021	200	196
1.10%, 08/08/2019	500	495	2.45%, 11/15/2018	505	509
1.30%, 11/03/2018	250	250			$705
1.85%, 02/06/2020	400	401	Trucking & Leasing - 0.18%
1.85%, 02/12/2020	338	339	Penske Truck Leasing Co Lp / PTL Finance
Oracle Corp			Corp
1.90%, 09/15/2021	200	196	3.75%, 05/11/2017(b)	303	304
2.25%, 10/08/2019	250	253
5.75%, 04/15/2018	336	351	TOTAL BONDS		$165,480
		$2,285	U.S. GOVERNMENT & GOVERNMENT	Principal
Student Loan Asset Backed Securities - 4.84%			AGENCY OBLIGATIONS - 0.14%	Amount (000's) Value (000's)
Keycorp Student Loan Trust 2000-b			Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
1.35%, 07/25/2029(c)	790	771	2.66%, 11/01/2021(c)	$1	$1
KeyCorp Student Loan Trust 2003-A			2.84%, 09/01/2035(c)	19	20
1.57%, 01/25/2037(c)	653	627			$21
KeyCorp Student Loan Trust 2004-A			Federal National Mortgage Association (FNMA) - 0.12%
1.34%, 10/28/2041(c)	9	9	2.73%, 04/01/2033(c)	68	71
1.57%, 01/27/2042(c)	500	499	2.76%, 02/01/2037(c)	35	37
KeyCorp Student Loan Trust 2006-A			2.87%, 08/01/2034(c)	10	10
1.46%, 09/27/2035(c)	1,158	1,150	2.91%, 11/01/2032(c)	4	4
SLC Private Student Loan Trust 2006-A			2.96%, 07/01/2034(c)	28	29
1.19%, 07/15/2036(c)	766	766	3.13%, 12/01/2032(c)	15	16
SLC Private Student Loan Trust 2010-B			3.33%, 02/01/2035(c)	5	5
4.41%, 07/15/2042(b),(c)	34	34	3.38%, 01/01/2035(c)	14	14
SLM Private Credit Student Loan Trust 2002-			3.50%, 12/01/2033(c)	13	14
A			4.16%, 11/01/2035(c)	1	1
1.68%, 12/16/2030(c)	600	588	8.00%, 05/01/2027	9	9
SLM Private Credit Student Loan Trust 2004-					$210
A			Government National Mortgage Association (GNMA) - 0.01%
1.53%, 06/15/2033(c)	202	195
			9.00%, 12/15/2020	1	1
SLM Private Credit Student Loan Trust 2004-			10.00%, 02/15/2025	1	1
B			10.00%, 06/15/2020	1	1
1.46%, 03/15/2024(c)	741	724
			10.00%, 09/15/2018	1	1
SLM Private Credit Student Loan Trust 2005-			10.00%, 05/15/2020	3	4
B					$8
1.31%, 03/15/2023(c)	132	132
1.40%, 12/15/2023(c)	235	231	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
			OBLIGATIONS		$239
SLM Private Credit Student Loan Trust 2006-			Total Investments		$168,075
A			Other Assets and Liabilities - 0.46%		$770
1.32%, 12/15/2023(c)	63	62
1.42%, 06/15/2039(c)	500	470	TOTAL NET ASSETS - 100.00%		$168,845
SLM Private Education Loan Trust 2013-A
1.51%, 08/15/2022(b),(c)	89	89
1.77%, 05/17/2027(b)	365	364	(a)	Security purchased on a when-issued basis.
			(b)	Security exempt from registration under Rule 144A of the Securities Act of
SLM Private Education Loan Trust 2013-B			1933. These securities may be resold in transactions exempt from
1.56%, 07/15/2022(b),(c)	83	83
1.85%, 06/17/2030(b),(c)	336	335	registration, normally to qualified institutional buyers. At the end of the
			period, the value of these securities totaled $45,014 or 26.66% of net
SLM Private Education Loan Trust 2014-A			assets.
1.51%, 07/15/2022(b),(c)	68	68
			(c)	Variable Rate. Rate shown is in effect at March 31, 2017.
SMB Private Education Loan Trust 2016-C			(d) Security is an Interest Only Strip
1.46%, 11/15/2023(b),(c)	479	480
			(e)	Fair value of these investments is determined in good faith by the Manager
SMB Private Education Loan Trust 2017-A			under procedures established and periodically reviewed by the Board of
1.23%, 06/17/2024(b),(c)	500	500
			Directors. Certain inputs used in the valuation may be unobservable;
		$8,177	however, each security is evaluated individually for purposes of ASC 820
Telecommunications - 2.68%			which results in not all securities being identified as Level 3 of the fair
AT&T Inc			value hierarchy. At the end of the period, the fair value of these securities
2.80%, 02/17/2021	500	502	totaled $507 or 0.30% of net assets.
3.60%, 02/17/2023	500	506	(f) Non-Income Producing Security

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2017 (unaudited)

(g)	Security is Illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	27.63%
Asset Backed Securities	23.81%
Consumer, Non-cyclical	7.95%
Energy	5.75%
Utilities	5.19%
Mortgage Securities	5.14%
Industrial	5.04%
Communications	4.14%
Technology	4.11%
Consumer, Cyclical	3.84%
Government	3.37%
Basic Materials	2.17%
Investment Companies	1.40%
Other Assets and Liabilities	0.46%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SmallCap Account
March 31, 2017 (unaudited)

COMMON STOCKS - 99.30%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Automobile Parts & Equipment - 3.64%				Distribution & Wholesale - 0.50%
Cooper Tire & Rubber Co	78,734	$3,492		H&E Equipment Services Inc	43,640	$1,070
Horizon Global Corp (a)	27,390	380
Tenneco Inc	18,290	1,142		Diversified Financial Services - 4.32%
Visteon Corp (a)	28,160	2,758		Enova International Inc (a)	59,770	888
		$7,772		Evercore Partners Inc - Class A	28,070	2,187
Banks - 11.16%				Hamilton Lane Inc (a)	13,980	261
Cathay General Bancorp	56,670	2,135		Houlihan Lokey Inc	25,120	865
CenterState Banks Inc	39,850	1,032		LPL Financial Holdings Inc	39,860	1,588
Central Pacific Financial Corp	71,250	2,176		Moelis & Co	21,300	820
FCB Financial Holdings Inc (a)	42,860	2,124		WageWorks Inc (a)	36,130	2,612
First Busey Corp	14,450	425				$9,221
First Merchants Corp	29,570	1,163		Electric - 1.93%
First of Long Island Corp/The	16,297	441		Avista Corp	51,630	2,016
Fulton Financial Corp	121,660	2,172		Portland General Electric Co	47,520	2,111
Hanmi Financial Corp	18,550	570				$4,127
Heartland Financial USA Inc	19,320	965		Electrical Components & Equipment - 2.36%
IBERIABANK Corp	34,760	2,749		Advanced Energy Industries Inc (a)	48,879	3,351
Independent Bank Group Inc	16,280	1,047		EnerSys	21,290	1,681
Kearny Financial Corp/MD	62,229	936				$5,032
PacWest Bancorp	22,920	1,221		Electronics - 4.51%
Sandy Spring Bancorp Inc	14,770	605		II-VI Inc (a)	64,920	2,340
Towne Bank/Portsmouth VA	23,490	761		Itron Inc (a)	18,650	1,132
Umpqua Holdings Corp	105,620	1,874		SYNNEX Corp	28,830	3,227
Union Bankshares Corp	24,960	878		Vishay Intertechnology Inc	177,730	2,924
WesBanco Inc	14,560	555				$9,623
		$23,829		Engineering & Construction - 2.07%
Biotechnology - 2.31%				Argan Inc	23,550	1,558
Acceleron Pharma Inc (a)	11,540	305		EMCOR Group Inc	14,880	937
Aratana Therapeutics Inc (a)	46,321	245		MasTec Inc (a)	48,270	1,933
Bellicum Pharmaceuticals Inc (a)	8,580	106				$4,428
Bluebird Bio Inc (a)	1,728	157		Entertainment - 1.77%
Cambrex Corp (a)	18,520	1,020		Isle of Capri Casinos Inc (a)	56,435	1,488
Cytokinetics Inc - Warrants (a),(b),(c)	12,207	15		Vail Resorts Inc	11,960	2,295
DNIB Unwind Inc - Warrants (a),(b),(c)	1,938	—				$3,783
Epizyme Inc (a)	9,950	171
				Environmental Control - 0.45%
FibroGen Inc(a)	11,520	284		AquaVenture Holdings Ltd (a)	29,710	507
Genocea Biosciences Inc (a)	25,380	155		Energy Recovery Inc (a)	55,480	462
Insmed Inc (a)	23,070	404
Intercept Pharmaceuticals Inc (a)	1,210	137				$969
MacroGenics Inc (a)	13,270	247		Food - 2.09%
NewLink Genetics Corp (a)	8,090	195		Cal-Maine Foods Inc	24,728	910
Seattle Genetics Inc (a)	5,690	358		Dean Foods Co	114,940	2,260
				SUPERVALU Inc (a)	332,010	1,281
Spark Therapeutics Inc (a)	3,420	182
Ultragenyx Pharmaceutical Inc (a)	7,130	483				$4,451
Versartis Inc (a)	22,210	474		Gas - 1.30%
		$4,938		Southwest Gas Holdings Inc	33,430	2,772
Building Materials - 2.71%				Healthcare - Products - 2.54%
Forterra Inc (a)	45,080	879
				ICU Medical Inc (a)	22,130	3,379
NCI Building Systems Inc (a)	73,865	1,267
				K2M Group Holdings Inc (a)	44,040	903
Universal Forest Products Inc	22,120	2,180		Nevro Corp (a)	8,910	835
US Concrete Inc (a)	22,625	1,460
				STAAR Surgical Co (a)	30,450	299
		$5,786				$5,416
Chemicals - 1.71%				Healthcare - Services - 1.45%
Cabot Corp	25,240	1,512		HealthSouth Corp	62,680	2,683
Huntsman Corp	53,950	1,324		Natera Inc (a)	12,120	108
Olin Corp	25,100	825		Teladoc Inc (a)	11,770	294
		$3,661				$3,085
Commercial Services - 5.55%				Home Builders - 0.77%
AMN Healthcare Services Inc (a)	24,940	1,013
				Installed Building Products Inc (a)	31,035	1,637
ICF International Inc (a)	15,670	647
Insperity Inc	25,990	2,304		Insurance - 4.36%
K12 Inc (a)	37,990	728
Live Nation Entertainment Inc (a)	37,781	1,147		American Financial Group Inc/OH	21,870	2,087
Navigant Consulting Inc (a)	40,070	916		Argo Group International Holdings Ltd	22,944	1,556
				Athene Holding Ltd (a)	20,650	1,032
PAREXEL International Corp (a)	36,140	2,281
Quanta Services Inc (a)	75,540	2,803		CNO Financial Group Inc	150,290	3,081
				MGIC Investment Corp (a)	152,429	1,544
		$11,839				$9,300
Computers - 2.46%				Internet - 0.95%
CACI International Inc (a)	21,650	2,539
				GoDaddy Inc (a)	53,767	2,038
ExlService Holdings Inc (a)	33,720	1,597
Sykes Enterprises Inc (a)	37,680	1,108
				Iron & Steel - 0.94%
		$5,244		Steel Dynamics Inc	57,750	2,007

See accompanying notes.

     Schedule of Investments SmallCap Account March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Leisure Products & Services - 0.68%				Retail (continued)
Planet Fitness Inc	75,340	$1,452		Tile Shop Holdings Inc	50,250	$967
						$8,871
Lodging - 0.91%				Savings & Loans - 1.53%
Extended Stay America Inc	121,641	1,939		Pacific Premier Bancorp Inc (a)	43,460	1,675
				Provident Financial Services Inc	61,890	1,600
Machinery - Construction & Mining - 0.78%						$3,275
Astec Industries Inc	27,050	1,663		Semiconductors - 1.24%
				Entegris Inc (a)	113,390	2,653
Machinery - Diversified - 0.31%
Columbus McKinnon Corp/NY	26,610	660		Software - 4.36%
Gerber Scientific Inc (a),(b),(c)	1,974	—		Alteryx Inc (a)	13,840	216
		$660		Apptio Inc (a)	34,254	402
Metal Fabrication & Hardware - 0.99%				Aspen Technology Inc (a)	52,560	3,097
Atkore International Group Inc (a)	55,730	1,464		Atlassian Corp PLC (a)	32,220	965
Global Brass & Copper Holdings Inc	18,862	649		Blackbaud Inc	34,990	2,683
		$2,113		Blackline Inc (a)	4,230	126
Mining - 0.38%				Coupa Software Inc (a)	8,230	209
US Silica Holdings Inc	16,980	815		Manhattan Associates Inc (a)	28,980	1,508
				MuleSoft Inc (a)	4,069	99
Miscellaneous Manufacturers - 1.74%						$9,305
Barnes Group Inc	34,680	1,781		Telecommunications - 2.86%
Trinseo SA	28,740	1,928		Gigamon Inc (a)	24,480	870
		$3,709		NETGEAR Inc (a)	32,530	1,612
Oil & Gas - 3.35%				Plantronics Inc	42,850	2,319
Callon Petroleum Co (a)	82,090	1,080		Quantenna Communications Inc (a)	22,240	463
Carrizo Oil & Gas Inc (a)	30,630	878		West Corp	34,300	838
Jagged Peak Energy Inc (a)	20,621	269				$6,102
Murphy USA Inc (a)	29,720	2,182		TOTAL COMMON STOCKS		$211,957
Oasis Petroleum Inc (a)	74,480	1,062		INVESTMENT COMPANIES - 0.90%	Shares Held	Value (000's)
PDC Energy Inc (a)	15,720	980		Money Market Funds - 0.90%
Rice Energy Inc (a)	29,740	705		BlackRock Liquidity Funds FedFund Portfolio	1,912,822	1,913
		$7,156
Oil & Gas Services - 1.60%				TOTAL INVESTMENT COMPANIES		$1,913
Mammoth Energy Services Inc (a)	57,100	1,228		Total Investments		$213,870
MRC Global Inc (a)	101,210	1,855		Other Assets and Liabilities - (0.20)%		$(423)
Pioneer Energy Services Corp (a)	80,340	322
				TOTAL NET ASSETS - 100.00%		$213,447
		$3,405
Packaging & Containers - 0.55%
Graphic Packaging Holding Co	91,520	1,178		(a) Non-Income Producing Security
				(b)		Security is Illiquid. At the end of the period, the value of these securities
Pharmaceuticals - 4.89%				totaled $15 or 0.01% of net assets.
Array BioPharma Inc (a)	43,570	390		(c)		Fair value of these investments is determined in good faith by the Manager
Coherus Biosciences Inc (a)	14,790	313		under procedures established and periodically reviewed by the Board of
Concert Pharmaceuticals Inc (a)	14,250	243		Directors. Certain inputs used in the valuation may be unobservable;
DexCom Inc (a)	2,990	253		however, each security is evaluated individually for purposes of ASC 820
Nektar Therapeutics (a)	34,430	808		which results in not all securities being identified as Level 3 of the fair
Neurocrine Biosciences Inc (a)	5,940	257		value hierarchy. At the end of the period, the fair value of these securities
Portola Pharmaceuticals Inc (a)	5,920	232		totaled $15 or 0.01% of net assets.
PRA Health Sciences Inc (a)	56,720	3,700
Prestige Brands Holdings Inc (a)	56,179	3,121
ProQR Therapeutics NV (a)	9,412	47
Revance Therapeutics Inc (a)	9,070	189		Portfolio Summary (unaudited)
SCYNEXIS Inc (a)	23,610	65		Sector		Percent
TESARO Inc (a)	3,020	465		Financial		28.49%
Vanda Pharmaceuticals Inc (a)	25,011	350		Consumer, Non-cyclical		18.83%
		$10,433		Industrial		16.47%
REITS - 7.12%				Consumer, Cyclical		12.43%
American Homes 4 Rent	118,640	2,724		Technology		8.06%
Armada Hoffler Properties Inc	75,810	1,053		Energy		4.94%
First Industrial Realty Trust Inc	96,350	2,566		Communications		3.81%
Hudson Pacific Properties Inc	61,010	2,113		Utilities		3.23%
Mack-Cali Realty Corp	93,790	2,527		Basic Materials		3.04%
Monmouth Real Estate Investment Corp	36,630	523		Investment Companies		0.90%
National Storage Affiliates Trust	70,820	1,692		Other Assets and Liabilities		(0.20)%
Summit Hotel Properties Inc	125,290	2,002		TOTAL NET ASSETS		100.00%
		$15,200
Retail - 4.16%
At Home Group Inc (a)	66,300	1,005
Big 5 Sporting Goods Corp	41,324	624
Caleres Inc	93,200	2,462
Foundation Building Materials Inc (a)	71,100	1,136
GMS Inc (a)	35,851	1,256
Michaels Cos Inc/The (a)	63,450	1,421

See accompanying notes.

Glossary to the Schedule of Investments
March 31, 2017 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

At March 31, 2017, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Income Tax Purposes
Balanced Account	$4,047	$(426)	$3,621	$39,201
Bond Market Index Account	15,951	(22,540)	(6,589)	2,364,550
Core Plus Bond Account	3,963	(5,451)	(1,488)	309,089
Diversified Balanced Account	206,460	(4,156)	202,304	911,289
Diversified Balanced Managed Volatility Account	10,479	(1,059)	9,420	164,126
Diversified Balanced Volatility Control Account	—	—	—	99
Diversified Growth Account	678,216	(23,832)	654,384	3,086,080
Diversified Growth Managed Volatility Account	24,648	(2,207)	22,441	310,005
Diversified Growth Volatility Control Account	—	—	—	99
Diversified Income Account	21,013	(1,263)	19,750	230,493
Diversified International Account	43,316	(4,034)	39,282	221,249
Equity Income Account	232,682	(7,738)	224,944	331,087
Government & High Quality Bond Account	3,053	(10,060)	(7,007)	258,847
Income Account	10,716	(2,281)	8,435	215,379
International Emerging Markets Account	15,976	(1,610)	14,366	80,213
LargeCap Growth Account	18,020	(424)	17,596	88,342
LargeCap Growth Account I	71,916	(4,119)	67,797	194,140
LargeCap S&P 500 Index Account	799,286	(54,511)	744,775	1,636,517
LargeCap S&P 500 Managed Volatility Index Account	36,524	(6,831)	29,693	181,777
LargeCap Value Account	17,886	(1,261)	16,625	124,369
MidCap Account	193,248	(5,397)	187,851	381,642
Multi-Asset Income Account	3	(1)	2	205
Principal Capital Appreciation Account	51,342	(1,501)	49,841	107,978
Principal LifeTime 2010 Account	3,394	(1,123)	2,271	39,681
Principal LifeTime 2020 Account	17,449	(6,269)	11,180	181,060
Principal LifeTime 2030 Account	11,485	(2,570)	8,915	122,814
Principal LifeTime 2040 Account	4,498	(1,340)	3,158	49,729
Principal LifeTime 2050 Account	2,620	(611)	2,009	26,888
Principal LifeTime 2060 Account	156	(41)	115	2,939
Principal LifeTime Strategic Income Account	1,947	(593)	1,354	23,088
Real Estate Securities Account	34,362	(1,642)	32,720	125,095
SAM Balanced Portfolio	101,536	(6,010)	95,526	677,562
SAM Conservative Balanced Portfolio	16,110	(1,058)	15,052	184,561
SAM Conservative Growth Portfolio	41,606	(5,001)	36,605	278,777
SAM Flexible Income Portfolio	16,579	(786)	15,793	200,333
SAM Strategic Growth Portfolio	26,854	(4,763)	22,091	239,164
Short-Term Income Account	946	(1,127)	(181)	168,256
SmallCap Account	39,883	(8,597)	31,286	182,584

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), along with Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, and Multi-Asset Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The Accounts also invest in other publicly traded investment funds. Other publicly traded investments funds are valued at the respective fund’s net asset value.

Balanced Account, Bond Market Index Account, Core Plus Bond Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, MidCap Account, Principal Capital Appreciation Account, Real Estate Securities Account, Short-Term Income Account, and SmallCap Blend Account “known as the Accounts” value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price, or in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Accounts’ Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset value are reflected in the Accounts’ net asset value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each Account invests in foreign securities listed on foreign exchanges which trade on days on which the Account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each Accounts’ net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Accounts’ Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation techniques, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Accounts’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Accounts’ Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Accounts’ assets and liabilities. There were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward. At March 31, 2017 the following amounts were transferred from Level 2 to Level 1 to reflect events that occurred after the close of a certain foreign market or exchange but prior to the calculation of the net asset value:

Diversified International Account	$5,871,075
International Emerging Markets Account	7,102,700

9c

The following is a summary of the inputs used as of March 31, 2017 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Balanced Account
Bonds*	$—	$7,918	$—	$7,918
Common Stocks
Basic Materials	1,046	—	—	1,046
Communications	3,179	—	—	3,179
Consumer, Cyclical	2,734	—	—	2,734
Consumer, Non-cyclical	5,469	—	—	5,469
Energy	1,491	13	—	1,504
Financial	5,131	—	—	5,131
Industrial	3,004	—	—	3,004
Technology	3,573	—	—	3,573
Utilities	910	—	—	910
Investment Companies*	1,635	—	—	1,635
U.S. Government & Government Agency Obligations*	—	6,719	—	6,719
Total investments in securities $	28,172	$14,650	$—	$42,822

Bond Market Index Account
Bonds*	$—	$761,763	$—	$761,763
Investment Companies*	138,156	—	—	138,156
Municipal Bonds*	—	16,761	—	16,761
U.S. Government & Government Agency Obligations*	—	1,441,281	—	1,441,281
Total investments in securities $	138,156	$2,219,805	$—	$2,357,961
Short Sales
U.S. Government & Government Agency Obligations	$—	$(210)	$—	$(210)
Total Short Sales $	—	$(210)	$—	$(210)

Core Plus Bond Account
Bonds*	$—	$184,936	$300	$185,236
Common Stocks*	158	—	—	158
Investment Companies*	9,972	—	—	9,972
Preferred Stocks	1,356	—	—	1,356
Senior Floating Rate Interests*	—	6,323	—	6,323
U.S. Government & Government Agency Obligations*	—	104,556	—	104,556
Total investments in securities $	11,486	$295,815	$300	$307,601
Assets
Interest Rate Contracts**
Futures	$9	$—	$—	$9
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(321)	$—	$(321)
Interest Rate Contracts**
Futures	$(36)	$—	$—	$(36)

Diversified Balanced Account
Investment Companies*	$1,113,593	$—	$—	$1,113,593
Total investments in securities $	1,113,593	$—	$—	$1,113,593

Diversified Balanced Managed Volatility Account
Investment Companies*	$173,546	$—	$—	$173,546
Total investments in securities $	173,546	$—	$—	$173,546

Diversified Balanced Volatility Control Account
Investment Companies*	$99	$—	$—	$99
Total investments in securities $	99	$—	$—	$99

Diversified Growth Account
Investment Companies*	$3,740,464	$—	$—	$3,740,464
Total investments in securities $	3,740,464	$—	$—	$3,740,464

Diversified Growth Managed Volatility Account
Investment Companies*	$332,446	$—	$—	$332,446
Total investments in securities $	332,446	$—	$—	$332,446

Diversified Growth Volatility Control Account
Investment Companies*	$99	$—	$—	$99
Total investments in securities $	99	$—	$—	$99

Diversified Income Account
Investment Companies*	$250,243	$—	$—	$250,243
Total investments in securities $	250,243	$—	$—	$250,243

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Account
Common Stocks
Basic Materials		$—	$10,523	$—	$10,523
Communications		2,713	20,989	—	23,702
Consumer, Cyclical		6,835	31,675	—	38,510
Consumer, Non-cyclical		5,550	35,120	—	40,670
Diversified		—	1,931	—	1,931
Energy		6,529	9,122	—	15,651
Financial		17,432	44,594	—	62,026
Industrial		2,882	28,810	—	31,692
Technology		2,200	21,957	—	24,157
Utilities		—	4,585	—	4,585
Investment Companies*		4,436	—	—	4,436
Preferred Stocks		2,648	—	—	2,648
	Total investments in securities $	51,225	$209,306	$—	$260,531

Equity Income Account
Common Stocks*		$548,213	$—	$—	$548,213
Investment Companies*		7,818	—	—	7,818
	Total investments in securities $	556,031	$—	$—	$556,031

Government & High Quality Bond Account
Bonds*		$—	$73,596	$—	$73,596
Investment Companies*		3,304	—	—	3,304
U.S. Government & Government Agency Obligations*		—	174,940	—	174,940
	Total investments in securities $	3,304	$248,536	$—	$251,840

Income Account
Bonds*		$—	$139,576	$—	$139,576
Common Stocks
Energy		1,102	—	—	1,102
Industrial		—	—	2,996	2,996
Investment Companies*		4,022	—	—	4,022
Senior Floating Rate Interests*		—	742	357	1,099
U.S. Government & Government Agency Obligations*		—	75,019	—	75,019
	Total investments in securities $	5,124	$215,337	$3,353	$223,814

International Emerging Markets Account
Common Stocks
Basic Materials		$434	$6,544	$—	$6,978
Communications		4,885	12,515	—	17,400
Consumer, Cyclical		1,008	5,358	—	6,366
Consumer, Non-cyclical		4,038	3,014	—	7,052
Diversified		—	647	—	647
Energy		—	8,615	—	8,615
Financial		3,846	18,065	—	21,911
Industrial		652	3,765	—	4,417
Technology		1,218	12,891	—	14,109
Utilities		616	1,397	—	2,013
Investment Companies*		602	—	—	602
Preferred Stocks		4,469	—	—	4,469
	Total investments in securities $	21,768	$72,811	$—	$94,579

LargeCap Growth Account
Common Stocks*		$104,880	$—	$—	$104,880
Investment Companies*		1,058	—	—	1,058
	Total investments in securities $	105,938	$—	$—	$105,938

LargeCap Growth Account I
Common Stocks
Basic Materials		$874	$—	$—	$874
Communications		59,032	—	30	59,062
Consumer, Cyclical		28,010	—	—	28,010
Consumer, Non-cyclical		67,586	—	—	67,586
Energy		193	—	—	193
Financial		24,286	—	—	24,286
Industrial		26,138	—	—	26,138
Technology		45,354	—	—	45,354
Utilities		9	—	—	9
Convertible Preferred Stocks
Communications		—	—	952	952
Investment Companies*		9,089	—	—	9,089
Preferred Stocks
Communications		—	—	254	254
Technology		—	130	—	130
	Total investments in securities $	260,571	$130	$1,236	$261,937

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Account I (Continued)
Liabilities
Equity Contracts**
Futures		$(11)	$—	$—	$(11)

LargeCap S&P 500 Index Account
Common Stocks*		$2,336,400	$—	$—	$2,336,400
Investment Companies*		44,892	—	—	44,892
	Total investments in securities $	2,381,292	$—	$—	$2,381,292
Liabilities
Equity Contracts**
Futures		$(67)	$—	$—	$(67)

LargeCap S&P 500 Managed Volatility Index Account
Common Stocks*		$192,753	$—	$—	$192,753
Investment Companies*		18,416	—	—	18,416
Purchased Options		301	—	—	301
	Total investments in securities $	211,470	$—	$—	$211,470
Liabilities
Equity Contracts**
Futures		(11)	—	—	(11)
Options		(182)	—	—	(182)

LargeCap Value Account
Common Stocks*		$140,218	$—	$—	$140,218
Investment Companies*		776	—	—	776
	Total investments in securities $	140,994	$—	$—	$140,994

MidCap Account
Common Stocks*		$569,049	$—	$—	$569,049
Investment Companies*		444	—	—	444
	Total investments in securities $	569,493	$—	$—	$569,493

Multi-Asset Income Account
Investment Companies*		$207	$—	$—	$207
	Total investments in securities $	207	$—	$—	$207

Principal Capital Appreciation Account
Common Stocks*		$153,868	$—	$—	$153,868
Investment Companies*		3,951	—	—	3,951
	Total investments in securities $	157,819	$—	$—	$157,819

Principal LifeTime 2010 Account
Investment Companies*		$41,952	$—	$—	$41,952
	Total investments in securities $	41,952	$—	$—	$41,952

Principal LifeTime 2020 Account
Investment Companies*		$192,240	$—	$—	$192,240
	Total investments in securities $	192,240	$—	$—	$192,240

Principal LifeTime 2030 Account
Investment Companies*		$131,729	$—	$—	$131,729
	Total investments in securities $	131,729	$—	$—	$131,729

Principal LifeTime 2040 Account
Investment Companies*		$52,887	$—	$—	$52,887
	Total investments in securities $	52,887	$—	$—	$52,887

Principal LifeTime 2050 Account
Investment Companies*		$28,897	$—	$—	$28,897
	Total investments in securities $	28,897	$—	$—	$28,897

Principal LifeTime 2060 Account
Investment Companies*		$3,054	$—	$—	$3,054
	Total investments in securities $	3,054	$—	$—	$3,054

Principal LifeTime Strategic Income Account
Investment Companies*		$24,442	$—	$—	$24,442
	Total investments in securities $	24,442	$—	$—	$24,442

Real Estate Securities Account
Common Stocks*		$156,935	$—	$—	$156,935
Investment Companies*		$880	$—	$—	$880
	Total investments in securities $	157,815	$—	$—	$157,815

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SAM Balanced Portfolio
Investment Companies*		$773,088	$—	$—	$773,088
	Total investments in securities $	773,088	$—	$—	$773,088

SAM Conservative Balanced Portfolio
Investment Companies*		$199,613	$—	$—	$199,613
	Total investments in securities $	199,613	$—	$—	$199,613

SAM Conservative Growth Portfolio
Investment Companies*		$315,382	$—	$—	$315,382
	Total investments in securities $	315,382	$—	$—	$315,382

SAM Flexible Income Portfolio
Investment Companies*		$216,126	$—	$—	$216,126
	Total investments in securities $	216,126	$—	$—	$216,126

SAM Strategic Growth Portfolio
Investment Companies*		$261,255	$—	$—	$261,255
	Total investments in securities $	261,255	$—	$—	$261,255

Short-Term Income Account
Bonds*		$—	$164,973	$507	$165,480
Investment Companies*		2,356	—	—	2,356
U.S. Government & Government Agency Obligations*		—	239	—	239
	Total investments in securities $	2,356	$165,212	$507	$168,075

SmallCap Account
Common Stocks
Basic Materials		$6,483	$—	$—	$6,483
Communications		8,140	—	—	8,140
Consumer, Cyclical		26,524	—	—	26,524
Consumer, Non-cyclical		40,147	15	—	40,162
Energy		10,561	—	—	10,561
Financial		60,825	—	—	60,825
Industrial		35,161	—	—	35,161
Technology		17,202	—	—	17,202
Utilities		6,899	—	—	6,899
Investment Companies*		1,913	—	—	1,913
	Total investments in securities $	213,855	$15	$—	$213,870

*For additional detail regarding sector classifications, please see the Schedules of Investments

**Exchange Cleared Swaps and Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value as of
Account	Asset Type	March 31, 2017	Valuation Technique	Unobservable Input	Input Value

Income Account	Common Stock	2,996	Enterprise valuation model	Guideline public companies
				(multiples of 0.95 – 1.15x)
				and discounted cash flows
				(sensitivity between 9% -11%)	$117.60

				Discount rate of 12.52%
	Senior Floating Rate Interests	357	Yield to maturity model	(sensitivity between 11% -13%)	$98.40
		3,353

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

			Accrued							Net Change in Unrealized
			Discounts/Premiums and				Transfers	Transfers	Value	Appreciation/(Depreciation) on
		Realized	Change in Unrealized			Proceeds from	into Level	Out of Level	March 31,	Investments Held at March 31,
Account	Value December 31, 2016	Gain/(Loss)	Gain/(Loss)		Purchases	Sales	3 *	3**	2017	2017
Income Account
Common Stock
Industrial	$2,675	$-	$321		$-	$-	$-	$-	$2,996	$321
Senior Floating Rate
Interests	$257	$-	$(1	) $	101	$-	$-	$-	$357	$(1)
Total	$2,932	$-	$320		$101	$-	$-	$-	$3,353	$320

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Accounts' Schedules of Investments as of March 31, 2017 have not been audited. This report is provided for the general information of the Accounts' shareholders. For more information regarding the Account and its holdings, please see the Accounts' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 05/22/2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 05/22/2017

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 05/22/2017